UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Jackson Variable Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan,			48951
(Address of principal executive offices)			(Zip code)

Mark D. Nerud Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2016

Jackson Variable Series Trust

• Master Feeder Funds and Fund of Funds

• Sub-Advised Funds

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Elite Access®, Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company

1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES
BUSINESS REPLY MAIL FIRST-CLASS MAIL PERMIT NO. 600 LANSING MI POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON
PO BOX 24068
LANSING MI 48909-9979

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Jackson Variable Series Trust (Unaudited)

June 30, 2016

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the Jackson Variable Series Trust for the six months ended June 30, 2016.

Economic data in the U.S. indicated continued growth, albeit at a relatively sluggish pace, even after the U.S. Federal Reserve (“Fed”) raised its federal funds rate in December.  Real gross domestic product (“GDP”) increased at an annual rate of 1.1% during the first quarter of 2016, driven by modest increases in personal consumption (+1.5%) and government expenditures (+1.3%).  The housing market has continued its post-crisis rebound, as home prices, existing home sales and new housing starts all moved higher.  Wage and jobs growth also remained relatively strong, as the unemployment rate hit a low of 4.7% in May, before ending the period at 4.9%.  Although growth in total non-farm payrolls decelerated sharply in May to a multi-year low, it rebounded sharply in June to confirm the overall positive jobs trend.  Although the Fed’s initial projection of up to four rate hikes in 2016 has proven to be overly optimistic, the data seems to justify at least one rate hike this year as the Fed looks to further normalize policy.

Outside of the U.S., markets were shocked in late June as the UK voted to leave the European Union (“Brexit”), of which it had been a member for 43 years.  As a result of the surprise vote, risk assets sold off sharply before eventually rebounding to end the second quarter.  As a populist wave has picked up across the European continent, significant questions remain about what type of ongoing relationship the UK will have with Europe.  Whatever the outcome, it looks to be significant as the UK remains a major trade partner with both Europe and the U.S.  Uncertainty over the outcome in the meantime is expected to push the UK into a recession for the near term, as consumers and businesses reduce spending and investment.  Meanwhile, the Bank of Japan (“BOJ”) surprised markets early in the year by adopting negative interest rates in a continued effort to fight deflation and encourage consumption.  The surprise move has appeared to have the opposite effect of what the BOJ intended, however, as the yen has rallied sharply and equities have fallen since the introduction of negative rates.

Against this backdrop, U.S. equities, as measured by the Russell 3000 Index, returned 2.63% for the year-to-date period ended June 30, 2016.  Value equities significantly outperformed growth equities, while large-cap and mid-cap equities outperformed small cap equities.  The two primary themes that drove equity returns during the period were an insatiable demand for yield and a sharp rebound in commodities, which benefited various commodity-sensitive equities.  Indeed, the top performing sectors within the S&P 500 Index were telecommunication services (24.85%), utilities (23.41%) and energy (16.10%).  On the other end of the spectrum, financials (-3.05%) were the worst performing sector during the period, as they were driven sharply lower by falling interest rates.  Outside of the U.S., developed market equities fared relatively poorly, despite a generally weaker dollar.  The Morgan Stanley Capital International (“MSCI”) EAFE Index returned -4.42% during the period, driven lower by poor returns in Europe and Japan.  Emerging market equities enjoyed strong returns, as the MSCI Emerging Markets Index returned 6.41% during the period.  The bright spot within emerging markets was Brazil, where equities rallied over 46% in U.S. dollar terms amid the impeachment of President Dilma Rousseff.

Fixed income markets posted significant gains during the first half of the year, as U.S. Treasury yields marched toward new record lows.  Supporting the strong demand for bonds was the introduction of negative interest rates in Japan, along with a further decrease in (already negative) interest rates in the Eurozone, which accelerated after the Brexit vote.  Bonds were also helped by narrowing credit spreads throughout all major bond sectors, especially in the high yield energy sector, which benefited from a sharp rebound in oil prices.  The Barclays U.S. Aggregate Bond Index returned 5.31% during the first half of the year, an astounding return given the current low yield environment.  Spread sectors, especially those with long maturities, produced even higher returns, due to their higher yields and narrowing spreads.

Liquid alternative investments, as measured by the Wilshire Liquid Alternative Index, produced a modestly positive return of 0.85% during the six month period.  Among the best performing alternative strategies were commodities, managed futures and alternative credit.

Looking ahead to the remainder of 2016, we remain optimistic on the resilience of the U.S. economy and U.S. consumers in particular.  We are less optimistic outside of the U.S., in particular with the ability of central banks to successfully wind down their negative interest rate experiments.  That said, we expect volatility to remain broadly elevated ahead of the U.S. presidential election and another potential Fed rate hike.  We are also cautious of the fact that equity markets remain near record highs and interest rates are near record lows, while broad economic and geopolitical risks have not much subsided.  We believe that these trends further highlight the need for diversification and professional guidance to help navigate risks and capture opportunities that may be created from short-term volatility.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

Trustee, President and Chief Executive Officer

Jackson Variable Series Trust

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNAM Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 44.0%
JNL Multi-Manager Alternative Fund - Class A (0.4%) (a)	329	$3,102
JNL/BlackRock Global Long Short Credit Fund (1.7%) (a)	699	6,653
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	318	3,118
JNL/FAMCO Flex Core Covered Call Fund (1.7%) (a)	187	2,230
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	429	4,506
		19,609
DOMESTIC FIXED INCOME - 46.9%
JNL/Crescent High Income Fund - Class A (1.5%) (a)	533	5,351
JNL/DoubleLine Total Return Fund (0.2%) (a)	568	6,227
JNL/PPM America Floating Rate Income Fund - Class A (0.3%) (a)	338	3,561
JNL/Scout Unconstrained Bond Fund - Class A (0.5%) (a)	578	5,783
		20,922
GLOBAL FIXED INCOME - 9.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	412	4,043
Total Investment Companies (cost $45,516)		44,574

Total Investments - 100.0% (cost $45,516)		44,574
Other Assets and Liabilities, Net - (0.0%)		(9)
Total Net Assets - 100.0%		$44,565

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	46.9%
Alternative	44.0
Global Fixed Income	9.1
Total Investments	100.0%

JNAM Guidance - Conservative Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.9%
JNL Multi-Manager Alternative Fund - Class A (0.7%) (a)	546	$5,152
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	472	4,663
JNL/BlackRock Global Long Short Credit Fund (0.7%) (a)	309	2,941
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.0%) (a)	675	7,038
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.8%) (a)	376	3,694
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	143	1,502
JNL/Nicholas Convertible Arbitrage Fund (0.5%) (a)	223	2,211
JNL/Westchester Capital Event Driven Fund - Class A (1.1%) (a)	386	3,670
		30,871
DOMESTIC BALANCED - 7.5%
JNL/T. Rowe Price Capital Appreciation Fund (1.1%) (a)	896	11,165

DOMESTIC EQUITY - 11.7%
JNL Multi-Manager Small Cap Value Fund - Class A (0.1%) (a)	114	1,500
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (0.5%) (a)	320	3,752
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	65	1,869
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A (0.1%) (a)	82	1,494
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.1%) (a)	302	5,249
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	106	3,415
		17,279
DOMESTIC FIXED INCOME - 49.8%
JNL/Crescent High Income Fund - Class A (1.2%) (a)	442	4,433
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,348	25,763
JNL/PIMCO Credit Income Fund (4.9%) (a)	1,299	14,794
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	355	4,443
JNL/PPM America Total Return Fund - Class A (0.9%) (a)	791	9,590
JNL/Scout Unconstrained Bond Fund - Class A (1.2%) (a)	1,474	14,736
		73,759
EMERGING MARKETS EQUITY - 1.0%
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.6%) (a)	173	1,502

GLOBAL EQUITY - 2.6%
JNL/Epoch Global Shareholder Yield Fund (3.6%) (a)	316	3,768

GLOBAL FIXED INCOME - 4.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	608	5,969

INTERNATIONAL EQUITY - 1.1%
JNL/Lazard International Strategic Equity Fund (1.6%) (a)	146	1,685

SHORT TERM INVESTMENTS - 1.4%
JNL/WMC Money Market Fund - Class A (0.1%) (a)	2,059	2,059
Total Investment Companies (cost $146,782)		148,057

Total Investments - 100.0% (cost $146,782)		148,057
Other Assets and Liabilities, Net - (0.0%)		(30)
Total Net Assets - 100.0%		$148,027

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	49.8%
Alternative	20.9
Domestic Equity	11.7
Domestic Balanced	7.5
Global Fixed Income	4.0
Global Equity	2.6
International Equity	1.1
Emerging Markets Equity	1.0
Short Term Investments	1.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNAM Guidance - Moderate Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.7%
JNL Multi-Manager Alternative Fund - Class A (2.2%) (a)	1,658	$15,647
JNL/AQR Managed Futures Strategy Fund - Class A (1.8%) (a)	1,372	13,555
JNL/BlackRock Global Long Short Credit Fund (2.2%) (a)	939	8,944
JNL/Boston Partners Global Long Short Equity Fund - Class A (3.0%) (a)	2,046	21,337
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.5%) (a)	1,149	11,273
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	437	4,582
JNL/Nicholas Convertible Arbitrage Fund (1.7%) (a)	679	6,735
JNL/Westchester Capital Event Driven Fund - Class A (3.2%) (a)	1,171	11,128
		93,201
DOMESTIC BALANCED - 9.5%
JNL/T. Rowe Price Capital Appreciation Fund (4.1%) (a)	3,446	42,936

DOMESTIC EQUITY - 19.3%
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	344	4,535
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (3.3%) (a)	2,039	23,899
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	236	4,523
JNL/JPMorgan MidCap Growth Fund - Class A (0.6%) (a)	316	9,001
JNL/Mellon Capital S&P 400 MidCap Index Fund (0.2%) (a)	247	4,515
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (a)	1,308	22,727
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	556	17,982
		87,182
DOMESTIC FIXED INCOME - 36.8%
JNL/Crescent High Income Fund - Class A (3.1%) (a)	1,121	11,248
JNL/DoubleLine Total Return Fund (2.2%) (a)	5,279	57,909
JNL/PIMCO Credit Income Fund (10.7%) (a)	2,875	32,747
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (a)	719	9,015
JNL/PPM America Total Return Fund - Class A (1.8%) (a)	1,578	19,120
JNL/Scout Unconstrained Bond Fund - Class A (2.9%) (a)	3,592	35,919
		165,958
EMERGING MARKETS EQUITY - 2.3%
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	531	4,629
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.1%) (a)	661	5,730
		10,359
GLOBAL EQUITY - 5.6%
JNL/Epoch Global Shareholder Yield Fund (13.2%) (a)	1,155	13,753
JNL/Harris Oakmark Global Equity Fund - Class A (16.0%) (a)	1,361	11,244
		24,997
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.8%) (a)	1,392	13,669

INTERNATIONAL EQUITY - 1.7%
JNL/Lazard International Strategic Equity Fund (7.1%) (a)	629	7,254
JNL/WCM Focused International Equity Fund (0.1%) (a)	52	594
		7,848
SHORT TERM INVESTMENTS - 1.1%
JNL/WMC Money Market Fund - Class A (0.3%) (a)	5,042	5,042
Total Investment Companies (cost $448,784)		451,192

Total Investments - 100.0% (cost $448,784)		451,192
Other Assets and Liabilities, Net - (0.0%)		(91)
Total Net Assets - 100.0%		$451,101

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	36.8%
Alternative	20.7
Domestic Equity	19.3
Domestic Balanced	9.5
Global Equity	5.6
Global Fixed Income	3.0
Emerging Markets Equity	2.3
International Equity	1.7
Short Term Investments	1.1
Total Investments	100.0%

JNAM Guidance - Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.6%
JNL Multi-Manager Alternative Fund - Class A (1.3%) (a)	1,014	$9,572
JNL/AQR Managed Futures Strategy Fund - Class A (1.1%) (a)	835	8,252
JNL/BlackRock Global Long Short Credit Fund (1.4%) (a)	575	5,469
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.8%) (a)	1,253	13,068
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.6%) (a)	702	6,884
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	400	4,199
JNL/Westchester Capital Event Driven Fund - Class A (2.0%) (a)	716	6,802
		54,246
DOMESTIC BALANCED - 5.0%
JNL/T. Rowe Price Capital Appreciation Fund (1.3%) (a)	1,107	13,796

DOMESTIC EQUITY - 39.8%
JNL Multi-Manager Small Cap Value Fund - Class A (0.3%) (a)	211	2,777
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.8%) (a)	1,726	20,230
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	159	3,044
JNL/JPMorgan MidCap Growth Fund - Class A (0.6%) (a)	363	10,338
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A (0.2%) (a)	304	5,575

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	802	13,934
JNL/Mellon Capital Small Cap Index Fund - Class A (0.3%) (a)	357	5,561
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	641	20,708
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,765	27,875
		110,042
DOMESTIC FIXED INCOME - 12.9%
JNL/Crescent High Income Fund - Class A (1.1%) (a)	411	4,126
JNL/DoubleLine Total Return Fund (0.5%) (a)	1,188	13,035
JNL/PIMCO Credit Income Fund (2.7%) (a)	727	8,274
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (a)	1,029	10,293
		35,728
EMERGING MARKETS EQUITY - 5.1%
JNL/Lazard Emerging Markets Fund - Class A (1.0%) (a)	972	8,468
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.1%) (a)	646	5,599
		14,067
GLOBAL EQUITY - 7.6%
JNL/Epoch Global Shareholder Yield Fund (11.1%) (a)	977	11,633
JNL/Harris Oakmark Global Equity Fund - Class A (13.6%) (a)	1,157	9,559
		21,192
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	283	2,781

INTERNATIONAL EQUITY - 8.2%
JNL/Causeway International Value Select Fund - Class A (1.1%) (a)	637	8,233
JNL/Lazard International Strategic Equity Fund (10.4%) (a)	920	10,614
JNL/WCM Focused International Equity Fund (0.4%) (a)	333	3,782
		22,629
SHORT TERM INVESTMENTS - 0.8%
JNL/WMC Money Market Fund - Class A (0.1%) (a)	2,308	2,308
Total Investment Companies (cost $278,973)		276,789

Total Investments - 100.0% (cost $278,973)		276,789
Other Assets and Liabilities, Net - (0.0%)		(53)
Total Net Assets - 100.0%		$276,736

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.8%
Alternative	19.6
Domestic Fixed Income	12.9
International Equity	8.2
Global Equity	7.6
Emerging Markets Equity	5.1
Domestic Balanced	5.0
Global Fixed Income	1.0
Short Term Investments	0.8
Total Investments	100.0%

JNAM Guidance - Moderate Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.7%
JNL Multi-Manager Alternative Fund - Class A (4.1%) (a)	3,106	$29,321
JNL/AQR Managed Futures Strategy Fund - Class A (3.5%) (a)	2,642	26,108
JNL/BlackRock Global Long Short Credit Fund (4.2%) (a)	1,754	16,702
JNL/Boston Partners Global Long Short Equity Fund - Class A (5.6%) (a)	3,850	40,153
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (4.7%) (a)	2,139	20,981
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	827	8,673
JNL/Nicholas Convertible Arbitrage Fund (3.1%) (a)	1,267	12,570
JNL/Westchester Capital Event Driven Fund - Class A (6.1%) (a)	2,193	20,830
		175,338
DOMESTIC BALANCED - 9.5%
JNL/T. Rowe Price Capital Appreciation Fund (7.6%) (a)	6,479	80,730

DOMESTIC EQUITY - 29.8%
JNL Multi-Manager Small Cap Value Fund - Class A (0.8%) (a)	649	8,549
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (7.5%) (a)	4,594	53,846
JNL/Invesco Small Cap Growth Fund - Class A (0.6%) (a)	445	8,521
JNL/JPMorgan MidCap Growth Fund - Class A (1.5%) (a)	819	23,349
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A (0.5%) (a)	585	10,723
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (a)	2,225	38,672
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (a)	1,647	53,242
JNL/T. Rowe Price Value Fund - Class A (1.4%) (a)	3,536	55,825
		252,727
DOMESTIC FIXED INCOME - 23.5%
JNL/Crescent High Income Fund - Class A (6.4%) (a)	2,306	23,135
JNL/DoubleLine Total Return Fund (2.6%) (a)	6,111	67,036
JNL/PIMCO Credit Income Fund (15.2%) (a)	4,078	46,450
JNL/PPM America Total Return Fund - Class A (2.0%) (a)	1,734	21,012
JNL/Scout Unconstrained Bond Fund - Class A (3.4%) (a)	4,189	41,891
		199,524
EMERGING MARKETS EQUITY - 3.1%
JNL/Lazard Emerging Markets Fund - Class A (1.5%) (a)	1,505	13,110
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (4.8%) (a)	1,494	12,949
		26,059
GLOBAL EQUITY - 6.2%
JNL/Epoch Global Shareholder Yield Fund (25.6%) (a)	2,244	26,726
JNL/Harris Oakmark Global Equity Fund - Class A (37.1%) (a)	3,157	26,078
		52,804

See accompanying Notes to Financial Statements.

	Shares	Value
GLOBAL FIXED INCOME - 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.1%) (a)	1,739	17,080

INTERNATIONAL EQUITY - 4.8%
JNL/Causeway International Value Select Fund - Class A (2.2%) (a)	1,300	16,798
JNL/Lazard International Strategic Equity Fund (20.2%) (a)	1,788	20,627
JNL/WCM Focused International Equity Fund (0.3%) (a)	264	3,000
		40,425
SHORT TERM INVESTMENTS - 0.4%
JNL/WMC Money Market Fund - Class A (0.2%) (a)	3,500	3,500
Total Investment Companies (cost $851,494)		848,187

Total Investments - 100.0% (cost $851,494)		848,187
Other Assets and Liabilities, Net - (0.0%)		(165)
Total Net Assets - 100.0%		$848,022

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	29.8%
Domestic Fixed Income	23.5
Alternative	20.7
Domestic Balanced	9.5
Global Equity	6.2
International Equity	4.8
Emerging Markets Equity	3.1
Global Fixed Income	2.0
Short Term Investments	0.4
Total Investments	100.0%

JNAM Guidance - Maximum Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 12.6%
JNL Multi-Manager Alternative Fund - Class A (0.9%) (a)	663	$6,262
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	507	5,008
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.9%) (a)	602	6,274
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	294	2,885
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	390	4,091
JNL/Westchester Capital Event Driven Fund - Class A (1.3%) (a)	477	4,530
		29,050
DOMESTIC EQUITY - 51.2%
JNL Multi-Manager Small Cap Value Fund - Class A (0.6%) (a)	435	5,731
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (3.2%) (a)	1,972	23,106
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	194	3,716
JNL/JPMorgan MidCap Growth Fund - Class A (0.7%) (a)	381	10,864
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A (0.2%) (a)	315	5,776
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	897	15,596
JNL/Mellon Capital Small Cap Index Fund - Class A (0.3%) (a)	369	5,741
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	636	20,565
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,682	26,550
		117,645
DOMESTIC FIXED INCOME - 7.0%
JNL/Crescent High Income Fund - Class A (0.6%) (a)	228	2,291
JNL/DoubleLine Total Return Fund (0.2%) (a)	574	6,296
JNL/PIMCO Credit Income Fund (0.9%) (a)	253	2,878
JNL/Scout Unconstrained Bond Fund - Class A (0.4%) (a)	458	4,582
		16,047
EMERGING MARKETS EQUITY - 6.2%
JNL/Lazard Emerging Markets Fund - Class A (1.0%) (a)	1,019	8,871
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.0%) (a)	607	5,265
		14,136
GLOBAL EQUITY - 8.0%
JNL/Epoch Global Shareholder Yield Fund (9.6%) (a)	838	9,981
JNL/Harris Oakmark Global Equity Fund - Class A (12.1%) (a)	1,029	8,499
		18,480
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	237	2,332

INTERNATIONAL EQUITY - 13.2%
JNL/Causeway International Value Select Fund - Class A (1.7%) (a)	961	12,421
JNL/Lazard International Strategic Equity Fund (13.7%) (a)	1,216	14,034
JNL/WCM Focused International Equity Fund (0.4%) (a)	353	4,000
		30,455
SHORT TERM INVESTMENTS - 0.8%
JNL/WMC Money Market Fund - Class A (0.1%) (a)	1,800	1,800
Total Investment Companies (cost $233,898)		229,945

Total Investments - 100.0% (cost $233,898)		229,945
Other Assets and Liabilities, Net - (0.0%)		(48)
Total Net Assets - 100.0%		$229,897

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	51.2%
International Equity	13.2
Alternative	12.6
Global Equity	8.0
Domestic Fixed Income	7.0
Emerging Markets Equity	6.2
Global Fixed Income	1.0
Short Term Investments	0.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNAM Guidance - Alt 100 Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 93.9%
JNL Multi-Manager Alternative Fund - Class A (6.5%) (a)	4,952	$46,750
JNL/AQR Managed Futures Strategy Fund - Class A (8.2%) (a)	6,269	61,935
JNL/BlackRock Global Long Short Credit Fund (8.9%) (a)	3,720	35,416
JNL/Boston Partners Global Long Short Equity Fund - Class A (11.2%) (a)	7,676	80,057
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.1%) (a)	699	9,603
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.2%) (a)	4,588	45,004
JNL/FAMCO Flex Core Covered Call Fund (0.8%) (a)	81	966
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (a)	1,749	18,352
JNL/Neuberger Berman Currency Fund (12.0%) (a)	2,601	26,323
JNL/Nicholas Convertible Arbitrage Fund (9.9%) (a)	4,047	40,147
JNL/Westchester Capital Event Driven Fund - Class A (12.9%) (a)	4,639	44,071
		408,624
DOMESTIC FIXED INCOME - 6.1%
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,434	26,699
Total Investment Companies (cost $442,841)		435,323

Total Investments - 100.0% (cost $442,841)		435,323
Other Assets and Liabilities, Net - (0.0%)		(97)
Total Net Assets - 100.0%		$435,226

Portfolio Composition:	Percentage of Total Investments
Alternative	93.9%
Domestic Fixed Income	6.1
Total Investments	100.0%

JNAM Guidance - Equity 100 Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 9.9%
JNL/T. Rowe Price Capital Appreciation Fund (0.8%) (a)	659	$8,215

DOMESTIC EQUITY - 51.9%
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	128	1,682
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.5%) (a)	925	10,845
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (a)	87	1,676
JNL/JPMorgan MidCap Growth Fund - Class A (0.2%) (a)	132	3,751
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	244	7,876
JNL/T. Rowe Price Value Fund - Class A (0.3%) (a)	704	11,110
JNL/The London Company Focused U.S. Equity Fund (3.9%) (a)	524	6,246
		43,186
EMERGING MARKETS EQUITY - 6.2%
JNL/Lazard Emerging Markets Fund - Class A (0.3%) (a)	334	2,905
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.9%) (a)	263	2,279
		5,184
GLOBAL EQUITY - 9.0%
JNL/Epoch Global Shareholder Yield Fund (3.1%) (a)	276	3,289
JNL/Harris Oakmark Global Equity Fund - Class A (6.0%) (a)	511	4,222
		7,511
INTERNATIONAL EQUITY - 23.0%
JNL/Causeway International Value Select Fund - Class A (0.9%) (a)	500	6,462
JNL/Lazard International Strategic Equity Fund (3.1%) (a)	277	3,192
JNL/WCM Focused International Equity Fund (1.0%) (a)	841	9,547
		19,201
Total Investment Companies (cost $84,374)		83,297

Total Investments - 100.0% (cost $84,374)		83,297
Other Assets and Liabilities, Net - (0.0%)		(18)
Total Net Assets - 100.0%		$83,279

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	51.8%
International Equity	23.1
Domestic Balanced	9.9
Global Equity	9.0
Emerging Markets Equity	6.2
Total Investments	100.0%

JNAM Guidance - Fixed Income 100 Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	317	$3,107

DOMESTIC FIXED INCOME - 84.0%
JNL/Crescent High Income Fund - Class A (1.1%) (a)	388	3,888
JNL/DoubleLine Total Return Fund (0.8%) (a)	1,982	21,747
JNL/PIMCO Credit Income Fund (4.3%) (a)	1,162	13,238
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	620	7,784
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	222	2,333
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	186	2,336
JNL/PPM America Total Return Fund - Class A (0.6%) (a)	513	6,218
JNL/Scout Unconstrained Bond Fund - Class A (0.6%) (a)	777	7,768
		65,312
GLOBAL FIXED INCOME - 12.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	558	5,476

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	355	3,887
		9,363
Total Investment Companies (cost $77,270)		77,782

Total Investments - 100.0% (cost $77,270)		77,782
Other Assets and Liabilities, Net - (0.0%)		(16)
Total Net Assets - 100.0%		$77,766

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	84.0%
Global Fixed Income	12.0
Alternative	4.0
Total Investments	100.0%

JNAM Guidance - Real Assets Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 73.2%
JNL/BlackRock Natural Resources Fund - Class A (0.1%) (a)	154	$1,298
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	144	1,976
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	92	903
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	287	3,005
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (4.2%) (a)	98	1,288
JNL/Van Eck International Gold Fund (1.3%) (a)	86	1,056
		9,526
DOMESTIC FIXED INCOME - 26.8%
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	337	3,489
Total Investment Companies (cost $13,328)		13,015

Total Investments - 100.0% (cost $13,328)		13,015
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$13,012

Portfolio Composition:	Percentage of Total Investments
Alternative	73.2%
Domestic Fixed Income	26.8
Total Investments	100.0%

JNL/American Funds Global Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	3,846	$89,427
Total Investment Companies (cost $104,094)		89,427

Total Investments - 100.0% (cost $104,094)		89,427
Other Assets and Liabilities, Net - (0.0%)		(30)
Total Net Assets - 100.0%		$89,397

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	3,083	$192,476
Total Investment Companies (cost $221,557)		192,476

Total Investments - 100.0% (cost $221,557)		192,476
Other Assets and Liabilities, Net - (0.0%)		(79)
Total Net Assets - 100.0%		$192,397

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

(a)

The Fund’s percentage ownership of the underlying affiliated fund, at June 30, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

 CAPE - Cyclically Adjusted Price Earnings

 MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2016

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	44,574	148,057	451,192	276,789	848,187	229,945
Total investments, at value (c)	44,574	148,057	451,192	276,789	848,187	229,945
Receivable for investments sold	8	2,616	5,482	6,000	7,543	6,508
Receivable for fund shares sold	4	69	553	174	249	—
Receivable from adviser	—	—	—	—	—	—
Other assets	—	1	1	1	3	1
Total assets	44,586	150,743	457,228	282,964	855,982	236,454
Liabilities
Payable for advisory fees	5	18	55	34	91	28
Payable for administrative fees	2	5	19	12	35	9
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	—	2,309	5,684	6,119	7,500	6,200
Payable for fund shares redeemed	12	377	351	55	292	308
Payable for trustee fees	1	5	13	5	32	9
Payable for chief compliance officer fees	—	1	2	1	4	1
Payable for other expenses	1	1	3	2	6	2
Total liabilities	21	2,716	6,127	6,228	7,960	6,557
Net assets	$44,565	$148,027	$451,101	$276,736	$848,022	$229,897
Net assets consist of:
Paid-in capital	$48,845	$150,528	$459,490	$285,828	$872,484	$239,416
Undistributed (excess of distributions over) net investment income	(51)	(156)	(480)	(290)	(859)	(252)
Accumulated net realized loss	(3,287)	(3,620)	(10,317)	(6,618)	(20,296)	(5,314)
Net unrealized appreciation (depreciation) on investments and foreign currency	(942)	1,275	2,408	(2,184)	(3,307)	(3,953)
	$44,565	$148,027	$451,101	$276,736	$848,022	$229,897
Shares outstanding (no par value), unlimited shares authorized	4,718	13,676	38,876	25,130	72,559	19,340
Net asset value per share	$9.45	$10.82	$11.60	$11.01	$11.69	$11.89

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	45,516	146,782	448,784	278,973	851,494	233,898
(c) Total investments, at cost	$45,516	$146,782	$448,784	$278,973	$851,494	$233,898

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(d)	JNL/American Funds Growth Fund(d)
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$89,427	$192,476
Investments - affiliated, at value (b)	435,323	83,297	77,782	13,015	—	—
Total investments, at value (c)	435,323	83,297	77,782	13,015	89,427	192,476
Receivable for investments sold	46	14,411	—	—	29	90
Receivable for fund shares sold	110	—	14	40	11	5
Receivable from adviser	—	—	—	—	45	87
Other assets	2	—	—	—	—	1
Total assets	435,481	97,708	77,796	13,055	89,512	192,659
Liabilities
Payable for advisory fees	54	10	10	2	59	134
Payable for administrative fees	18	4	2	1	8	16
Payable for 12b-1 fee	—	—	—	—	5	10
Payable for investment securities purchased	—	14,387	3	40	—	—
Payable for fund shares redeemed	156	24	11	1	41	95
Payable for trustee fees	22	3	3	—	1	4
Payable for chief compliance officer fees	2	—	—	—	—	1
Payable for other expenses	3	1	1	—	1	2
Total liabilities	255	14,429	30	43	115	262
Net assets	$435,226	$83,279	$77,766	$13,012	$89,397	$192,397
Net assets consist of:
Paid-in capital	$466,741	$88,338	$81,308	$14,119	$99,045	$204,986
Undistributed (excess of distributions over) net investment income	(505)	(93)	(86)	(12)	51	(132)
Accumulated net realized loss	(23,492)	(3,889)	(3,968)	(782)	4,968	16,624
Net unrealized appreciation (depreciation) on investments and foreign currency	(7,518)	(1,077)	512	(313)	(14,667)	(29,081)
	$435,226	$83,279	$77,766	$13,012	$89,397	$192,397
Shares outstanding (no par value), unlimited shares authorized	42,787	7,193	7,831	1,368	7,921	12,402
Net asset value per share	$10.17	$11.58	$9.93	$9.51	$11.29	$15.51

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$104,094	$221,557
(b) Investments - affiliated, at cost	442,841	84,374	77,270	13,328	—	—
(c) Total investments, at cost	$442,841	$84,374	$77,270	$13,328	$104,094	$221,557

(d)   The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.  These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2016

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Investment income
Dividends received from master fund	$—	$—	$—	$—	$—	$—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	34	105	322	197	544	168
Administrative fees	12	35	108	65	210	56
12b-1 fees	—	—	—	—	—	—
Legal fees	1	3	10	6	20	5
Trustee fees	2	7	22	13	43	12
Chief compliance officer fees	1	2	6	4	12	3
Other expenses	—	1	3	1	7	2
Total expenses	50	153	471	286	836	246
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	50	153	471	286	836	246
Net investment income (loss)	(50)	(153)	(471)	(286)	(836)	(246)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	(575)	(2,392)	(7,194)	(5,617)	(12,675)	(4,285)
Net change in unrealized appreciation (depreciation) on investments	1,784	6,985	18,618	10,466	29,493	7,427
Net realized and unrealized gain (loss)	1,209	4,593	11,424	4,849	16,818	3,142
Net increase (decrease) in net assets from operations	$1,159	$4,440	$10,953	$4,563	$15,982	$2,896

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Investment income
Dividends received from master fund	$—	$—	$—	$—	$283	$436
Total investment income	—	—	—	—	283	436

Expenses
Advisory fees	334	62	58	8	357	777
Administrative fees	111	20	19	3	44	91
12b-1 fees	—	—	—	—	89	183
Legal fees	11	2	1	—	2	4
Trustee fees	23	4	4	—	5	9
Chief compliance officer fees	6	1	1	—	1	3
Other expenses	3	1	1	1	1	1
Total expenses	488	90	84	12	499	1,068
Expense waived by Adviser	—	—	—	—	(268)	(503)
Net expenses	488	90	84	12	231	565
Net investment income (loss)	(488)	(90)	(84)	(12)	52	(129)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	(2,343)	(644)
Affiliated investments	(13,266)	(2,325)	(1,669)	(229)	—	—
Distributions from unaffiliated investment companies	—	—	—	—	7,665	17,268
Net change in unrealized appreciation (depreciation) on investments	15,186	2,464	4,770	1,764	(8,911)	(14,559)
Net realized and unrealized gain (loss)	1,920	139	3,101	1,535	(3,589)	2,065
Net increase (decrease) in net assets from operations	$1,432	$49	$3,017	$1,523	$(3,537)	$1,936

(a)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.

These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2016

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Operations
Net investment income (loss)	$(50)	$(153)	$(471)	$(286)	$(836)	$(246)
Net realized gain (loss)	(575)	(2,392)	(7,194)	(5,617)	(12,675)	(4,285)
Net change in unrealized appreciation (depreciation)	1,784	6,985	18,618	10,466	29,493	7,427
Net increase (decrease) in net assets from operations	1,159	4,440	10,953	4,563	15,982	2,896

Share transactions(1)
Proceeds from sale of shares	1,922	28,938	61,476	40,641	68,483	20,369
Cost of shares redeemed	(7,702)	(18,289)	(49,752)	(26,141)	(97,314)	(25,169)
Change in net assets from share transactions	(5,780)	10,649	11,724	14,500	(28,831)	(4,800)
Change in net assets	(4,621)	15,089	22,677	19,063	(12,849)	(1,904)
Net assets beginning of period	49,186	132,938	428,424	257,673	860,871	231,801
Net assets end of period	$44,565	$148,027	$451,101	$276,736	$848,022	$229,897
Undistributed (excess of distributions over) net investment income (loss)	$(51)	$(156)	$(480)	$(290)	$(859)	$(252)

(1) Share transactions
Shares sold	208	2,759	5,439	3,838	6,053	1,788
Shares redeemed	(835)	(1,737)	(4,415)	(2,454)	(8,585)	(2,203)
Change in shares	(627)	1,022	1,024	1,384	(2,532)	(415)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$6,056	$53,523	$129,089	$78,337	$183,696	$47,096
Proceeds from sales of securities	11,888	43,026	117,841	64,121	213,377	52,149

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$(488)	$(90)	$(84)	$(12)	$52	$(129)
Net realized gain (loss)	(13,266)	(2,325)	(1,669)	(229)	5,322	16,624
Net change in unrealized appreciation (depreciation)	15,186	2,464	4,770	1,764	(8,911)	(14,559)
Net increase (decrease) in net assets from operations	1,432	49	3,017	1,523	(3,537)	1,936

Share transactions(1)
Proceeds from sale of shares	26,086	8,243	10,277	3,877	16,128	35,617
Cost of shares redeemed	(62,834)	(11,773)	(13,000)	(2,044)	(19,549)	(31,943)
Change in net assets from share transactions	(36,748)	(3,530)	(2,723)	1,833	(3,421)	3,674
Change in net assets	(35,316)	(3,481)	294	3,356	(6,958)	5,610
Net assets beginning of period	470,542	86,760	77,472	9,656	96,355	186,787
Net assets end of period	$435,226	$83,279	$77,766	$13,012	$89,397	$192,397
Undistributed (excess of distributions over) net investment income (loss)	$(505)	$(93)	$(86)	$(12)	$51	$(132)

(1) Share transactions
Shares sold	2,609	736	1,062	432	1,466	2,426
Shares redeemed	(6,275)	(1,048)	(1,342)	(239)	(1,778)	(2,157)
Change in shares	(3,666)	(312)	(280)	193	(312)	269
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$53,772	$17,595	$17,946	$2,877	$15,837	$36,648
Proceeds from sales of securities	91,023	21,216	20,754	1,056	11,545	15,843

(a)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.

These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNAM Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Conservative Fund	JNAM Guidance - Moderate Fund	JNAM Guidance - Growth Fund	JNAM Guidance - Moderate Growth Fund	JNAM Guidance - Maximum Growth Fund
Operations
Net investment income	$1,866	$2,579	$7,204	$3,653	$13,120	$2,562
Net realized gain (loss)	(2,347)	(509)	(1,059)	1,401	(4,442)	1,147
Net change in unrealized depreciation	(1,530)	(4,637)	(13,117)	(9,026)	(35,476)	(13,374)
Net increase (decrease) in net assets from operations	(2,011)	(2,567)	(6,972)	(3,972)	(26,798)	(9,665)
Distributions to shareholders
From net investment income	(496)	(1,480)	(6,399)	(3,352)	(9,796)	(2,628)
From net realized gain	(601)	(1,425)	(9,283)	(5,526)	(14,598)	(6,741)
Total distributions to shareholders	(1,097)	(2,905)	(15,682)	(8,878)	(24,394)	(9,369)
Share transactions(1)
Proceeds from sale of shares	16,214	66,760	147,031	126,406	205,715	55,308
Proceeds in connection with acquisition	—	5,785	12,138	9,404	319,109	103,443
Reinvestment of distributions	1,097	2,905	15,682	8,878	24,394	9,369
Cost of shares redeemed	(16,670)	(42,432)	(81,730)	(40,416)	(141,345)	(37,000)
Change in net assets from share transactions	641	33,018	93,121	104,272	407,873	131,120
Change in net assets	(2,467)	27,546	70,467	91,422	356,681	112,086
Net assets beginning of year	51,653	105,392	357,957	166,251	504,190	119,715
Net assets end of year	$49,186	$132,938	$428,424	$257,673	$860,871	$231,801
Undistributed net investment income (loss)	$(1)	$(3)	$(9)	$(4)	$(23)	$(6)

(1) Share transactions
Shares sold	1,664	6,120	12,294	11,022	17,054	4,421
Shares issued in connection with acquisition	—	519	983	784	25,517	7,857
Reinvestment of distributions	118	273	1,367	804	2,096	783
Shares redeemed	(1,715)	(3,899)	(6,846)	(3,539)	(11,772)	(2,975)
Change in shares	67	3,013	7,798	9,071	32,895	10,086

See accompanying Notes to Financial Statements.

	JNAM Guidance - Alt 100 Fund	JNAM Guidance - Equity 100 Fund	JNAM Guidance - Fixed Income 100 Fund	JNAM Guidance - Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income	$12,410	$334	$2,217	$257	$801	$548
Net realized gain (loss)	(6,510)	(1,224)	(1,641)	(432)	5,666	29,046
Net change in unrealized depreciation	(21,650)	(273)	(2,803)	(1,131)	(4,594)	(22,594)
Net increase (decrease) in net assets from operations	(15,750)	(1,163)	(2,227)	(1,306)	1,873	7,000
Distributions to shareholders
From net investment income	(5,266)	(1,982)	(844)	(69)	(288)	(785)
From net realized gain	(7,962)	(7,819)	(63)	(288)	(1,703)	(4,046)
Total distributions to shareholders	(13,228)	(9,801)	(907)	(357)	(1,991)	(4,831)
Share transactions(1)
Proceeds from sale of shares	94,269	22,322	21,744	4,142	79,157	114,437
Proceeds in connection with acquisition	153,259	—	42,121	—	—	—
Reinvestment of distributions	13,228	9,801	907	357	1,991	4,831
Cost of shares redeemed	(110,809)	(18,321)	(32,467)	(4,474)	(17,674)	(40,723)
Change in net assets from share transactions	149,947	13,802	32,305	25	63,474	78,545
Change in net assets	120,969	2,838	29,171	(1,638)	63,356	80,714
Net assets beginning of year	349,573	83,922	48,301	11,294	32,999	106,073
Net assets end of year	$470,542	$86,760	$77,472	$9,656	$96,355	$186,787
Undistributed net investment income (loss)	$(17)	$(3)	$(2)	$—	$(1)	$(3)

(1) Share transactions
Shares sold	8,797	1,682	2,215	444	6,623	7,345
Shares issued in connection with acquisition	13,817	—	4,211	—	—	—
Reinvestment of distributions	1,299	830	94	43	166	307
Shares redeemed	(10,430)	(1,385)	(3,299)	(483)	(1,500)	(2,656)
Change in shares	13,483	1,127	3,221	4	5,289	4,996

(a)  The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund.

These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNAM Guidance - Interest Rate Opportunities Fund
06/30/2016	$9.20	$(0.01)	$0.26	$0.25	$—		$—		$9.45	2.72%	$44,565	13%	0.22%	0.22%	(0.22)%
12/31/2015	9.79	0.36	(0.75)	(0.39)	(0.09)		(0.11)		9.20	(3.91)	49,186	86	0.23	0.23	3.66
12/31/2014	9.84	0.09	0.01	0.10	(0.14)		(0.01)		9.79	1.05	51,653	13	0.27	0.27	0.85
12/31/2013 ‡	10.00	0.21	(0.37)	(0.16)	—		—		9.84	(1.60)	31,347	25	0.42	0.42	3.14
JNAM Guidance - Conservative Fund
06/30/2016	10.51	(0.01)	0.32	0.31	—		—		10.82	2.95	148,027	31	0.22	0.22	(0.22)
12/31/2015	10.93	0.22	(0.40)	(0.18)	(0.12)		(0.12)		10.51	(1.70)	132,938	113	0.23	0.23	2.06
12/31/2014	10.64	0.19	0.20	0.39	(0.07)		(0.03)		10.93	3.71	105,392	35	0.27	0.27	1.74
12/31/2013	10.62	0.15	(0.06)	0.09	(0.06)		(0.01)		10.64	0.85	58,236	88	0.42	0.42	1.37
12/31/2012 *	10.00	0.26	0.36	0.62	—		—		10.62	6.20	25,383	5	0.46	0.46	2.75
JNAM Guidance - Moderate Fund
06/30/2016	11.32	(0.01)	0.29	0.28	—		—		11.60	2.47	451,101	27	0.22	0.22	(0.22)
12/31/2015	11.91	0.21	(0.36)	(0.15)	(0.18)		(0.26)		11.32	(1.33)	428,424	93	0.23	0.23	1.79
12/31/2014	11.77	0.12	0.32	0.44	(0.08)		(0.22)		11.91	3.71	357,957	32	0.27	0.27	1.02
12/31/2013	10.53	0.16	1.12	1.28	(0.04)		(0.00	)(g)	11.77	12.15	181,542	77	0.42	0.42	1.45
12/31/2012 *	10.00	0.22	0.31	0.53	—		—		10.53	5.30	50,110	7	0.46	0.46	2.40
JNAM Guidance - Growth Fund
06/30/2016	10.85	(0.01)	0.17	0.16	—		—		11.01	1.47	276,736	24	0.22	0.22	(0.22)
12/31/2015	11.33	0.19	(0.27)	(0.08)	(0.15)		(0.25)		10.85	(0.77)	257,673	84	0.23	0.23	1.70
12/31/2014	10.94	0.12	0.34	0.46	(0.04)		(0.03)		11.33	4.16	166,251	30	0.26	0.26	1.05
12/31/2013 ‡	10.00	0.18	0.76	0.94	—		—		10.94	9.40	46,968	16	0.42	0.42	2.47
JNAM Guidance - Moderate Growth Fund
06/30/2016	11.46	(0.01)	0.24	0.23	—		—		11.69	2.01	848,022	22	0.20	0.20	(0.20)
12/31/2015	11.95	0.21	(0.37)	(0.16)	(0.13)		(0.20)		11.46	(1.34)	860,871	70	0.21	0.21	1.74
12/31/2014	11.74	0.10	0.39	0.49	(0.07)		(0.21)		11.95	4.11	504,190	33	0.27	0.27	0.87
12/31/2013	10.53	0.13	1.10	1.23	(0.01)		(0.01)		11.74	11.76	266,128	70	0.42	0.42	1.18
12/31/2012 *	10.00	0.09	0.44	0.53	—		—		10.53	5.30	70,174	14	0.46	0.46	1.03
JNAM Guidance - Maximum Growth Fund
06/30/2016	11.73	(0.01)	0.17	0.16	—		—		11.89	1.36	229,897	21	0.22	0.22	(0.22)
12/31/2015	12.38	0.16	(0.31)	(0.15)	(0.14)		(0.36)		11.73	(1.32)	231,801	70	0.23	0.23	1.30
12/31/2014	12.30	0.08	0.45	0.53	(0.07)		(0.38)		12.38	4.26	119,715	49	0.27	0.27	0.65
12/31/2013	10.38	0.08	1.86	1.94	(0.01)		(0.01)		12.30	18.78	69,844	108	0.42	0.42	0.70
12/31/2012 *	10.00	0.09	0.29	0.38	—		—		10.38	3.80	21,318	9	0.46	0.46	0.94
JNAM Guidance - Alt 100 Fund
06/30/2016	10.13	(0.01)	0.05	0.04	—		—		10.17	0.39	435,226	12	0.22	0.22	(0.22)
12/31/2015	10.60	0.29	(0.46)	(0.17)	(0.12)		(0.18)		10.13	(1.70)	470,542	61	0.23	0.23	2.73
12/31/2014	10.60	0.11	0.13	0.24	(0.11)		(0.13)		10.60	2.27	349,573	43	0.27	0.27	0.98
12/31/2013	10.23	0.13	0.26	0.39	(0.00	)(g)	(0.02)		10.60	3.88	290,505	57	0.42	0.42	1.28
12/31/2012 *	10.00	(0.02)	0.25	0.23	—		—		10.23	2.30	142,016	14	0.46	0.46	(0.23)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNAM Guidance - Equity 100 Fund
06/30/2016	$11.56	$(0.01)	$0.03	$0.02	$—	$—		$11.58	0.17%	$83,279	21%	0.22%	0.22%	(0.22)%
12/31/2015	13.16	0.05	(0.18)	(0.13)	(0.30)	(1.17)		11.56	(1.24)	86,760	107	0.23	0.23	0.38
12/31/2014	13.11	0.06	0.58	0.64	(0.07)	(0.52)		13.16	4.84	83,922	137	0.27	0.27	0.43
12/31/2013	10.32	0.17	2.63	2.80	(0.01)	(0.00	)(g)	13.11	27.15	51,507	125	0.42	0.42	1.44
12/31/2012 †	10.00	0.25	0.07	0.32	—	—		10.32	3.20	3,837	6	0.48	0.48	8.23
JNAM Guidance - Fixed Income 100 Fund
06/30/2016	9.55	(0.01)	0.39	0.38	—	—		9.93	3.98	77,766	23	0.22	0.22	(0.22)
12/31/2015	9.88	0.31	(0.52)	(0.21)	(0.11)	(0.01)		9.55	(2.19)	77,472	86	0.23	0.23	3.16
12/31/2014	9.79	0.20	0.01	0.21	(0.12)	—		9.88	2.14	48,301	105	0.27	0.27	2.03
12/31/2013	10.08	0.28	(0.53)	(0.25)	(0.04)	(0.00	)(g)	9.79	(2.42)	23,310	86	0.42	0.42	2.85
12/31/2012 †	10.00	0.38	(0.30)	0.08	—	—		10.08	0.80	6,399	1	0.44	0.44	12.40
JNAM Guidance - Real Assets Fund
06/30/2016	8.22	(0.01)	1.30	1.29	—	—		9.51	15.69	13,012	10	0.22	0.22	(0.22)
12/31/2015	9.64	0.22	(1.32)	(1.10)	(0.06)	(0.26)		8.22	(11.50)	9,656	64	0.24	0.24	2.38
12/31/2014	9.90	0.05	(0.21)	(0.16)	(0.09)	(0.01)		9.64	(1.65)	11,294	47	0.27	0.27	0.47
12/31/2013 ‡	10.00	0.13	(0.23)	(0.10)	—	—		9.90	(1.00)	5,285	10	0.42	0.42	1.90
JNL/American Funds Global Growth Fund(f)
06/30/2016	11.70	0.01	(0.42)	(0.41)	—	—		11.29	(3.50)	89,397	13	0.52	1.12	0.12
12/31/2015	11.21	0.15	0.60	0.75	(0.04)	(0.22)		11.70	6.63	96,355	5	0.52	1.13	1.24
12/31/2014	11.00	0.17	0.06	0.23	(0.02)	(0.00	)(g)	11.21	2.06	32,999	3	0.51	1.16	1.53
12/31/2013 ^	10.00	0.22	0.78	1.00	—	—		11.00	10.00	5,355	1	0.62	1.27	7.03
JNL/American Funds Growth Fund(f)
06/30/2016	15.40	(0.01)	0.12	0.11	—	—		15.51	0.71	192,397	9	0.62	1.17	(0.14)
12/31/2015	14.86	0.06	0.91	0.97	(0.07)	(0.36)		15.40	6.44	186,787	7	0.68	1.18	0.40
12/31/2014	13.81	0.15	0.95	1.10	(0.03)	(0.02)		14.86	7.98	106,073	3	0.72	1.22	1.06
12/31/2013	10.68	0.10	3.04	3.14	(0.01)	—		13.81	29.45	48,596	4	0.82	1.32	0.81
12/31/2012 *	10.00	0.20	0.48	0.68	—	—		10.68	6.80	10,429	10	0.85	1.35	2.14

*	Commenced operations on February 6, 2012.
†	Commenced operations on September 10, 2012.
‡	Commenced operations on April 29, 2013.
^	Commenced operations on September 16, 2013.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover rate is based on the Feeder Fund’s or Funds of Funds’ purchases or sales of the Master Fund or Underlying Funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s or Underlying Funds’ expenses.
(f)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1.  ORGANIZATION

The Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, amended April 27, 2015.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust operates as a series company, and at June 30, 2016, consisted of thirty-three (33) separate funds.  Information in these financial statements pertains to twelve (12) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds offer only one class of shares.  Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to other affiliated funds.  The Funds and each Fund’s Adviser are:

Fund:	Adviser:

JNAM Guidance - Interest Rate Opportunities Fund, JNAM Guidance - Conservative Fund, JNAM Guidance - Moderate Fund, JNAM Guidance - Growth Fund, JNAM Guidance - Moderate Growth Fund, JNAM Guidance - Maximum Growth Fund, JNAM Guidance - Alt 100 Fund, JNAM Guidance - Equity 100 Fund, JNAM Guidance - Fixed Income 100 Fund, JNAM Guidance - Real Assets Fund. These funds are collectively known as “Funds of Funds”.

JNAM
JNL/American Funds Global Growth Fund and JNL/American Funds Growth Fund. These funds are collectively known as “Master Feeder Funds”.	JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

Each of the Funds of Funds operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated funds (each, an “Underlying Fund,” and collectively, the “Underlying Funds”), as applicable, advised by JNAM.  If an Underlying Fund offers multiple share classes, each of the Funds of Funds invests in Class A shares of such Underlying Fund.  The Underlying Funds’ shares generally charged a 12b-1 fee.  The Funds of Funds do not directly charge a 12b-1 fee, although shareholders investing in a Fund of Funds indirectly bear any 12b-1 fees incurred by the shares of each Underlying Fund.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”).  Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2016, JNL/American Funds Global Growth Fund owned 1.71% of its corresponding Master Fund and JNL/American Funds Growth Fund owned 0.91% of its corresponding Master Fund.  The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s annual shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Funds’ annual shareholder reports.  The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

The Master Feeder Funds are diversified Funds for purposes of the 1940 Act.  The Funds of Funds are non-diversified.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds.  Each Feeder Fund’s investment in its corresponding Master Fund is

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s annual shareholder report, which accompanies this report.  The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually by the regulated investment company (“RIC”), but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains by the RIC Fund, if any, will be distributed at least annually by the Fund, to the extent they exceed available capital loss carry forwards.  Capital gains distributions received from the unaffiliated Master Funds and the Underlying Funds are recorded as net realized gain from unaffiliated investors or affiliated investments, as applicable, in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund.  As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”).  Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.  Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility.  Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”).  Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties.  The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements.  A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  A Master Fund’s or Underlying Fund’s Adviser and Sub-Advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.  In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions.  In the event of default, the total market value

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities.  For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests.  Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report.  The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in the Funds of Funds changes with the values of the corresponding Underlying Funds and their investments.  The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, and all other services necessary for the operation of each Fund.  Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and the administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions and b-billions)			Administrative Fee (b-billions)
	$0 to $500m	$500m to $1b	Over $1b	$0 to $3b	Over $3b
JNAM Guidance – Interest Rate Opportunities Fund	0.15%	0.10%	0.10%	0.05%	0.045%
JNAM Guidance – Conservative Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Moderate Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Growth Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Moderate Growth Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Maximum Growth Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Alt 100 Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Equity 100 Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Fixed Income 100 Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Real Assets Fund	0.15	0.10	0.10	0.05	0.045
JNL/American Funds Global Growth Fund	0.80	0.80	0.75	0.10	0.09
JNL/American Funds Growth Fund	0.85	0.85	0.80	0.10	0.09

Fee Waiver - Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Global Growth Fund	0.60%
JNL/American Funds Growth Fund	0.50

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Growth Fund	0.05%

Other Service Providers - JPMorgan Chase Bank, N.A. (“JPM Chase”) acts as custodian for the Funds.

Distribution Fees - The Master Feeder Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

the variable insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby an independent Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended June 30, 2016.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class A	$3,437	$20	$309	$—	$(9)	$3,102
JNL/BlackRock Global Long Short Credit Fund	7,348	64	764	—	(41)	6,653
JNL/Crescent High Income Fund - Class A	—	5,550	215	—	—	5,351
JNL/DoubleLine Total Return Fund	6,840	108	915	—	(1)	6,227
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,440	17	425	—	(28)	3,118
JNL/FAMCO Flex Core Covered Call Fund	2,458	27	318	—	18	2,230
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	4,417	99	378	—	(73)	4,043
JNL/Invesco Global Real Estate Fund - Class A	5,067	106	987	—	7	4,506
JNL/PPM America Floating Rate Income Fund - Class A	5,899	15	2,560	—	(154)	3,561
JNL/PPM America High Yield Bond Fund - Class A	3,910	12	4,120	—	(307)	—
JNL/Scout Unconstrained Bond Fund - Class A	6,380	38	897	—	13	5,783
	$49,196	$6,056	$11,888	$—	$(575)	$44,574
JNAM Guidance — Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$3,985	$1,332	$105	$—	$(5)	$5,152
JNL Multi-Manager Small Cap Value Fund - Class A	1,324	376	253	—	(55)	1,500
JNL/AQR Managed Futures Strategy Fund - Class A	3,989	1,074	501	—	(36)	4,663
JNL/BlackRock Global Long Short Credit Fund	3,967	453	1,480	—	(134)	2,941
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,366	864	196	—	11	7,038
JNL/Crescent High Income Fund - Class A	—	4,974	555	—	—	4,433
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	3,328	520	344	—	35	3,752
JNL/DoubleLine Total Return Fund	18,599	7,258	762	—	59	25,763
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,330	444	186	—	(6)	3,694
JNL/Epoch Global Shareholder Yield Fund	4,003	621	1,212	—	(31)	3,768
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	6,654	1,186	1,739	—	(425)	5,969
JNL/Invesco Global Real Estate Fund - Class A	1,673	305	603	—	(44)	1,502
JNL/Invesco Small Cap Growth Fund - Class A	1,991	546	2,555	—	(234)	—
JNL/JPMorgan MidCap Growth Fund - Class A	1,995	590	694	—	(158)	1,869
JNL/Lazard International Strategic Equity Fund	3,344	734	2,340	—	(230)	1,685
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	1,497	6	—	—	1,494
JNL/Mellon Capital S&P 500 Index Fund - Class A	3,987	1,571	492	—	27	5,249
JNL/Neuberger Berman Strategic Income Fund - Class A	3,989	182	4,220	—	(199)	—
JNL/Nicholas Convertible Arbitrage Fund	2,656	264	746	—	(34)	2,211
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	1,555	76	—	—	1,502
JNL/PIMCO Credit Income Fund	9,289	5,157	523	—	9	14,794
JNL/PIMCO Total Return Bond Fund - Class A	9,287	859	10,422	—	(277)	—
JNL/PPM America Floating Rate Income Fund - Class A	1,329	91	1,466	—	(58)	—
JNL/PPM America High Yield Bond Fund - Class A	3,994	455	388	—	(105)	4,443
JNL/PPM America Total Return Fund - Class A	8,640	2,832	2,364	—	(85)	9,590
JNL/S&P Mid 3 Fund - Class A	2,634	658	3,449	—	(245)	—
JNL/Scout Unconstrained Bond Fund - Class A	6,647	8,012	276	—	7	14,736

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Conservative Fund (continued)
JNL/T. Rowe Price Capital Appreciation Fund	$9,306	$1,965	$611	$—	$11	$11,165
JNL/T. Rowe Price Established Growth Fund - Class A	3,989	1,104	1,473	—	(184)	3,415
JNL/Westchester Capital Event Driven Fund - Class A	2,672	1,099	102	—	(6)	3,670
JNL/WMC Money Market Fund - Class A	—	4,945	2,887	—	—	2,059
	$132,967	$53,523	$43,026	$—	$(2,392)	$148,057
JNAM Guidance — Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$12,882	$3,150	$183	$—	$(12)	$15,647
JNL Multi-Manager Small Cap Value Fund - Class A	4,237	440	270	—	(74)	4,535
JNL/AQR Managed Futures Strategy Fund - Class A	12,935	1,631	1,317	—	17	13,555
JNL/BlackRock Global Long Short Credit Fund	12,821	681	4,556	—	(413)	8,944
JNL/Boston Partners Global Long Short Equity Fund - Class A	20,437	1,333	416	—	13	21,337
JNL/Crescent High Income Fund - Class A	—	11,829	616	—	—	11,248
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,263	3,295	1,068	—	127	23,899
JNL/DoubleLine Total Return Fund	45,135	14,105	2,858	—	220	57,909
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	10,756	607	402	—	8	11,273
JNL/Epoch Global Shareholder Yield Fund	10,659	2,835	731	—	(52)	13,753
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	17,204	1,245	4,404	—	(1,078)	13,669
JNL/Harris Oakmark Global Equity Fund - Class A	14,872	2,617	5,385	—	(922)	11,244
JNL/Invesco Global Real Estate Fund - Class A	5,371	298	1,444	—	(14)	4,582
JNL/Invesco Small Cap Growth Fund - Class A	12,788	1,064	9,403	—	(979)	4,523
JNL/JPMorgan MidCap Growth Fund - Class A	10,669	1,232	2,621	—	(580)	9,001
JNL/Lazard Emerging Markets Fund - Class A	4,287	415	626	—	(216)	4,629
JNL/Lazard International Strategic Equity Fund	10,687	3,295	6,439	—	(88)	7,254
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	4,508	1	—	—	4,515
JNL/Mellon Capital S&P 500 Index Fund - Class A	19,190	3,549	738	—	51	22,727
JNL/Neuberger Berman Strategic Income Fund - Class A	6,451	37	6,559	—	(333)	—
JNL/Nicholas Convertible Arbitrage Fund	8,592	329	2,291	—	(200)	6,735
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,337	468	206	—	(37)	5,730
JNL/PIMCO Credit Income Fund	19,324	12,796	1,241	—	(19)	32,747
JNL/PIMCO Total Return Bond Fund - Class A	27,893	940	29,540	—	(969)	—
JNL/PPM America Floating Rate Income Fund - Class A	6,453	172	6,815	—	(307)	—
JNL/PPM America High Yield Bond Fund - Class A	10,754	259	2,880	—	(680)	9,015
JNL/PPM America Total Return Fund - Class A	17,209	3,715	2,772	—	(107)	19,120
JNL/S&P Mid 3 Fund - Class A	10,612	928	12,137	—	(464)	—
JNL/Scout Unconstrained Bond Fund - Class A	12,916	22,859	564	—	8	35,919
JNL/T. Rowe Price Capital Appreciation Fund	34,236	7,904	919	—	29	42,936
JNL/T. Rowe Price Established Growth Fund - Class A	14,946	5,433	1,490	—	(110)	17,982
JNL/Westchester Capital Event Driven Fund - Class A	8,601	2,761	226	—	(13)	11,128
JNL/WCM Focused International Equity Fund	—	594	—	—	—	594
JNL/WMC Money Market Fund - Class A	—	11,765	6,723	—	—	5,042
	$428,517	$129,089	$117,841	$—	$(7,194)	$451,192
JNAM Guidance — Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$7,786	$2,251	$343	$—	$(21)	$9,572
JNL Multi-Manager Small Cap Value Fund - Class A	2,554	272	135	—	(12)	2,777
JNL/AQR Managed Futures Strategy Fund - Class A	7,831	1,285	1,055	—	19	8,252
JNL/BlackRock Global Long Short Credit Fund	7,750	600	2,883	—	(270)	5,469
JNL/Boston Partners Global Long Short Equity Fund - Class A	12,323	1,281	534	—	15	13,068
JNL/Causeway International Value Select Fund - Class A	8,970	1,421	1,783	—	(7)	8,233
JNL/Crescent High Income Fund - Class A	—	4,222	108	—	—	4,126
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	17,983	1,540	536	—	71	20,230
JNL/DoubleLine Total Return Fund	8,452	5,012	750	—	26	13,035
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	6,502	656	469	—	(4)	6,884

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Growth Fund (continued)
JNL/Epoch Global Shareholder Yield Fund	$11,552	$537	$1,465	$—	$(66)	$11,633
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	7,801	558	5,397	—	(1,116)	2,781
JNL/Harris Oakmark Global Equity Fund - Class A	12,162	2,363	4,297	—	(710)	9,559
JNL/Invesco Global Real Estate Fund - Class A	3,215	941	225	—	(6)	4,199
JNL/Invesco Small Cap Growth Fund - Class A	5,134	615	2,860	—	(97)	3,044
JNL/JPMorgan MidCap Growth Fund - Class A	10,283	1,405	1,163	—	(241)	10,338
JNL/Lazard Emerging Markets Fund - Class A	8,983	1,000	2,690	—	(1,001)	8,468
JNL/Lazard International Strategic Equity Fund	12,875	1,413	3,416	—	(78)	10,614
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	5,571	5	—	—	5,575
JNL/Mellon Capital S&P 500 Index Fund - Class A	14,124	827	1,560	—	132	13,934
JNL/Mellon Capital Small Cap Index Fund - Class A	5,749	525	1,093	—	(205)	5,561
JNL/Nicholas Convertible Arbitrage Fund	5,195	311	5,559	—	(297)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,811	537	891	—	(153)	5,599
JNL/PIMCO Credit Income Fund	—	8,331	350	—	9	8,274
JNL/PPM America High Yield Bond Fund - Class A	4,551	177	4,941	—	(557)	—
JNL/PPM America Total Return Fund - Class A	3,253	134	3,502	—	(54)	—
JNL/S&P Mid 3 Fund - Class A	7,681	790	8,948	—	(381)	—
JNL/Scout Unconstrained Bond Fund - Class A	3,255	7,142	297	—	6	10,293
JNL/T. Rowe Price Capital Appreciation Fund	—	13,797	1	—	—	13,796
JNL/T. Rowe Price Established Growth Fund - Class A	21,861	2,782	2,786	—	(148)	20,708
JNL/T. Rowe Price Value Fund - Class A	28,893	2,048	3,786	—	(453)	27,875
JNL/Westchester Capital Event Driven Fund - Class A	5,197	1,903	293	—	(18)	6,802
JNL/WCM Focused International Equity Fund	—	3,782	—	—	—	3,782
JNL/WMC Money Market Fund - Class A	—	2,308	—	—	—	2,308
	$257,726	$78,337	$64,121	$—	$(5,617)	$276,789
JNAM Guidance — Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$25,743	$5,133	$1,159	$—	$(71)	$29,321
JNL Multi-Manager Small Cap Value Fund - Class A	8,499	297	478	—	(57)	8,549
JNL/AQR Managed Futures Strategy Fund - Class A	25,721	3,673	3,897	—	53	26,108
JNL/BlackRock Global Long Short Credit Fund	25,667	226	9,177	—	(755)	16,702
JNL/Boston Partners Global Long Short Equity Fund - Class A	41,159	1,206	2,125	—	63	40,153
JNL/Causeway International Value Select Fund - Class A	17,196	2,666	2,145	—	(11)	16,798
JNL/Crescent High Income Fund - Class A	—	24,063	995	—	(2)	23,135
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	45,748	8,730	3,697	—	404	53,846
JNL/DoubleLine Total Return Fund	51,683	19,612	6,105	—	475	67,036
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	21,624	534	1,764	—	35	20,981
JNL/Epoch Global Shareholder Yield Fund	30,083	178	5,967	—	(337)	26,726
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	21,480	501	4,411	—	(852)	17,080
JNL/Harris Oakmark Global Equity Fund - Class A	38,671	1,747	12,164	—	(2,005)	26,078
JNL/Invesco Global Real Estate Fund - Class A	10,840	88	2,941	—	17	8,673
JNL/Invesco Small Cap Growth Fund - Class A	8,532	464	655	—	71	8,521
JNL/JPMorgan MidCap Growth Fund - Class A	25,767	1,321	3,062	—	(631)	23,349
JNL/Lazard Emerging Markets Fund - Class A	17,213	521	6,681	—	(2,349)	13,110
JNL/Lazard International Strategic Equity Fund	25,923	4,406	8,980	—	86	20,627
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	10,762	55	—	(1)	10,723
JNL/Mellon Capital S&P 500 Index Fund - Class A	41,156	257	4,086	—	252	38,672
JNL/Mellon Capital Small Cap Index Fund - Class A	8,559	143	9,118	—	(230)	—
JNL/Nicholas Convertible Arbitrage Fund	17,080	191	4,901	—	(467)	12,570
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	14,994	318	2,656	—	(450)	12,949
JNL/PIMCO Credit Income Fund	17,126	30,391	3,337	—	(11)	46,450
JNL/PIMCO Total Return Bond Fund - Class A	38,711	162	39,608	—	(1,750)	—
JNL/PPM America Floating Rate Income Fund - Class A	8,569	91	8,932	—	(399)	—
JNL/PPM America High Yield Bond Fund - Class A	21,340	30	22,319	—	(2,969)	—
JNL/PPM America Total Return Fund - Class A	17,160	4,557	1,788	—	(46)	21,012

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Moderate Growth Fund (continued)
JNL/S&P Mid 3 Fund - Class A	$18,974	$521	$20,613	$—	$(787)	$—
JNL/Scout Unconstrained Bond Fund - Class A	21,474	21,422	2,023	—	43	41,891
JNL/T. Rowe Price Capital Appreciation Fund	60,191	21,320	3,772	—	263	80,730
JNL/T. Rowe Price Established Growth Fund - Class A	58,402	1,865	3,653	—	425	53,242
JNL/T. Rowe Price Value Fund - Class A	58,482	591	4,469	—	(604)	55,825
JNL/Westchester Capital Event Driven Fund - Class A	17,281	4,926	1,361	—	(78)	20,830
JNL/WCM Focused International Equity Fund	—	3,000	—	—	—	3,000
JNL/WMC Money Market Fund - Class A	—	7,783	4,283	—	—	3,500
	$861,048	$183,696	$213,377	$—	$(12,675)	$848,187
JNAM Guidance — Maximum Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$6,967	$423	$1,033	$—	$(59)	$6,262
JNL Multi-Manager Small Cap Value Fund - Class A	5,735	260	419	—	(46)	5,731
JNL/AQR Managed Futures Strategy Fund - Class A	6,992	1,145	3,203	—	(226)	5,008
JNL/Boston Partners Global Long Short Equity Fund - Class A	4,089	2,518	312	—	6	6,274
JNL/Causeway International Value Select Fund - Class A	12,754	2,030	1,646	—	(70)	12,421
JNL/Crescent High Income Fund - Class A	—	2,356	72	—	—	2,291
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,889	2,309	1,433	—	136	23,106
JNL/DoubleLine Total Return Fund	4,654	2,147	674	—	2	6,296
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,500	194	899	—	(6)	2,885
JNL/Epoch Global Shareholder Yield Fund	9,295	1,322	1,422	—	(94)	9,981
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	3,487	149	1,224	—	(241)	2,332
JNL/Harris Oakmark Global Equity Fund - Class A	8,067	2,958	1,847	—	(344)	8,499
JNL/Invesco Global Real Estate Fund - Class A	—	4,112	152	—	2	4,091
JNL/Invesco Small Cap Growth Fund - Class A	5,757	320	2,485	—	(51)	3,716
JNL/JPMorgan MidCap Growth Fund - Class A	11,577	819	1,248	—	(178)	10,864
JNL/Lazard Emerging Markets Fund - Class A	10,372	469	3,206	—	(1,139)	8,871
JNL/Lazard International Strategic Equity Fund	16,897	486	2,925	—	350	14,034
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	5,766	—	—	—	5,776
JNL/Mellon Capital S&P 500 Index Fund - Class A	13,926	2,310	1,101	—	62	15,596
JNL/Mellon Capital Small Cap Index Fund - Class A	9,195	288	4,264	—	(836)	5,741
JNL/Nicholas Convertible Arbitrage Fund	3,469	50	3,537	—	(242)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	6,960	173	1,991	—	(340)	5,265
JNL/PIMCO Credit Income Fund	—	2,927	165	—	3	2,878
JNL/PPM America High Yield Bond Fund - Class A	2,312	33	2,468	—	(293)	—
JNL/PPM America Total Return Fund - Class A	2,326	15	2,394	—	(75)	—
JNL/S&P Mid 3 Fund - Class A	7,980	380	8,810	—	(376)	—
JNL/Scout Unconstrained Bond Fund - Class A	2,326	2,368	225	—	1	4,582
JNL/T. Rowe Price Established Growth Fund - Class A	20,922	1,289	452	—	(25)	20,565
JNL/T. Rowe Price Value Fund - Class A	26,736	333	1,059	—	(129)	26,550
JNL/Westchester Capital Event Driven Fund - Class A	4,669	1,347	1,483	—	(77)	4,530
JNL/WCM Focused International Equity Fund	—	4,000	—	—	—	4,000
JNL/WMC Money Market Fund - Class A	—	1,800	—	—	—	1,800
	$231,853	$47,096	$52,149	$—	$(4,285)	$229,945
JNAM Guidance — Alt 100 Fund
JNL/AQR Managed Futures Strategy Fund - Class A	$47,034	$660	$309	$—	$(21)	$46,750
JNL/BlackRock Global Long Short Credit Fund	65,877	19	5,401	—	(175)	61,935
JNL/Boston Partners Global Long Short Equity Fund - Class A	30,458	6,600	1,758	—	(96)	35,416
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	75,677	9,897	5,757	—	192	80,057
JNL/DoubleLine Total Return Fund	18,450	744	10,232	—	(4,237)	9,603
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	26,890	560	—	3	26,699
JNL/FAMCO Flex Core Covered Call Fund	47,242	34	3,531	—	55	45,004
JNL/Invesco Global Real Estate Fund - Class A	22,298	471	20,877	—	(1,205)	966
JNL Multi-Manager Alternative Fund - Class A	18,901	327	2,212	—	(26)	18,352
JNL/Neuberger Berman Currency Fund	25,925	3,000	2,569	—	7	26,323

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Alt 100 Fund (continued)
JNL/Nicholas Convertible Arbitrage Fund	$46,773	$10	$7,187	$—	$(816)	$40,147
JNL/PPM America Long Short Credit Fund	15,304	50	14,420	—	(2,527)	—
JNL/Red Rocks Listed Private Equity Fund - Class A	14,103	472	12,859	—	(4,237)	—
JNL/Westchester Capital Event Driven Fund - Class A	42,610	4,598	3,351	—	(183)	44,071
	$470,652	$53,772	$91,023	$—	$(13,266)	$435,323
JNAM Guidance — Equity 100 Fund
JNL Multi-Manager Small Cap Value Fund - Class A	$2,155	$58	$584	$—	$(152)	$1,682
JNL/Causeway International Value Select Fund - Class A	6,918	391	483	—	(13)	6,462
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	11,289	278	1,398	—	139	10,845
JNL/Epoch Global Shareholder Yield Fund	—	3,289	—	—	—	3,289
JNL/Harris Oakmark Global Equity Fund - Class A	8,648	503	4,363	—	(885)	4,222
JNL/Invesco Small Cap Growth Fund - Class A	2,169	74	607	—	(33)	1,676
JNL/JPMorgan MidCap Growth Fund - Class A	5,213	250	1,565	—	(337)	3,751
JNL/Lazard Emerging Markets Fund - Class A	2,999	123	577	—	(228)	2,905
JNL/Lazard International Strategic Equity Fund	6,529	337	3,505	—	(4)	3,192
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	2,194	259	215	—	(43)	2,279
JNL/T. Rowe Price Capital Appreciation Fund	—	8,221	—	—	—	8,215
JNL/T. Rowe Price Established Growth Fund - Class A	10,863	536	2,892	—	(200)	7,876
JNL/T. Rowe Price Value Fund - Class A	14,326	249	3,727	—	(489)	11,110
JNL/The London Company Focused U.S. Equity Fund	6,072	496	712	—	(37)	6,246
JNL/WCM Focused International Equity Fund	7,404	2,531	588	—	(43)	9,547
	$86,779	$17,595	$21,216	$—	$(2,325)	$83,297
JNAM Guidance — Fixed Income 100 Fund
JNL/Crescent High Income Fund - Class A	$—	$4,202	$325	$—	$—	$3,888
JNL/DoubleLine Total Return Fund	20,144	2,955	1,981	—	78	21,747
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,102	235	318	—	(24)	3,107
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	7,757	977	3,093	—	(762)	5,476
JNL/Neuberger Berman Strategic Income Fund - Class A	3,874	197	366	—	(17)	3,887
JNL/PIMCO Credit Income Fund	8,518	5,154	1,222	—	30	13,238
JNL/PIMCO Total Return Bond Fund - Class A	12,389	585	5,586	—	(299)	7,784
JNL/PPM America Floating Rate Income Fund - Class A	3,487	159	1,447	—	(76)	2,333
JNL/PPM America High Yield Bond Fund - Class A	5,041	464	3,527	—	(537)	2,336
JNL/PPM America Total Return Fund - Class A	7,749	340	2,273	—	(75)	6,218
JNL/Scout Unconstrained Bond Fund - Class A	5,428	2,678	616	—	13	7,768
	$77,489	$17,946	$20,754	$—	$(1,669)	$77,782
JNAM Guidance — Real Assets Fund
JNL/BlackRock Natural Resources Fund - Class A	$959	$217	$37	$—	$(21)	$1,298
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,460	349	87	—	(23)	1,976
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	678	269	66	—	(1)	903
JNL/Invesco Global Real Estate Fund - Class A	2,217	714	104	—	(15)	3,005
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	969	269	78	—	(58)	1,288
JNL/PIMCO Real Return Fund - Class A	2,611	1,036	324	—	(34)	3,489
JNL/Van Eck International Gold Fund	764	23	360	—	(77)	1,056
	$9,658	$2,877	$1,056	$—	$(229)	$13,015

NOTE 5.  BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 3, 2016, the Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 3, 2016, the amount available under the facility was $450,000,000.  The Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a participating fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement.  The Funds pay an annual fee of 0.15% of the available commitments.  These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

with the InterFund Allocation Agreement, and 75% to the other participating funds based on each fund’s net assets as a percentage of the participating funds’ total net assets.  Prior to June 3, 2016, the Funds paid an annual fee of 0.10% of the available commitments which was allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating funds’ total net assets.  During the period, the participating funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee.  The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 6.  INCOME TAX MATTERS

Effective January 1, 2016, the JNAM Guidance — Interest Rate Opportunities Fund, JNAM Guidance — Conservative Fund, JNAM Guidance — Moderate Fund, JNAM Guidance — Growth Fund, JNAM Guidance — Moderate Growth Fund, JNAM Guidance — Maximum Growth Fund, JNAM Guidance — Alt 100 Fund, JNAM Guidance — Equity 100 Fund, JNAM Guidance — Fixed Income 100 Fund, JNAM Guidance — Real Assets Fund and JNL/American Funds Growth Fund will be treated as partnerships for federal income tax purposes.  The Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes.  The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes.  Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Growth Fund is treated as a RIC for federal income tax purposes.  The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  net operating losses, consent dividends and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2015, the Fund’s last fiscal year end, JNL/American Funds Global Growth Fund had no net capital loss carryforwards for U.S. federal income tax purposes to offset future net realized capital gains.

At December 31, 2015, the Fund’s last fiscal year end, JNL/American Funds Global Growth Fund did not elect to defer capital losses realized after October 31, 2015 (“Post-October losses”).

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) for JNL/American Funds Global Growth Fund, which is treated as a RIC for federal income tax purposes, were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
JNL/American Funds Global Growth Fund	$104,448	$88	$(15,109)	$(15,021)

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNAM Guidance - Interest Rate Opportunities Fund	$537	$560
JNAM Guidance - Conservative Fund	1,770	1,135
JNAM Guidance - Moderate Fund	7,255	8,427
JNAM Guidance - Growth Fund	4,327	4,551
JNAM Guidance - Moderate Growth Fund	10,655	13,739
JNAM Guidance - Maximum Growth Fund	4,514	4,855
JNAM Guidance - Alt 100 Fund	5,630	7,598
JNAM Guidance - Equity 100 Fund	5,616	4,185
JNAM Guidance - Fixed Income 100 Fund	844	63
JNAM Guidance - Real Assets Fund	204	153
JNL/American Funds Global Growth Fund	298	1,693
JNL/American Funds Growth Fund	785	4,046

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the returns for 2012, 2013, 2014 and 2015, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2016.

NOTE 7.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by each Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Net Expense Ratios*	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Net Expense Ratios*	Expenses Paid During Period†

JNAM Guidance - Interest Rate Opportunities Fund	$1,000.00	$1,027.20	0.22%	$1.11	$1,000.00	$1,023.77	0.22%	$1.11
JNAM Guidance - Conservative Fund	1,000.00	1,029.50	0.22	1.11	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Moderate Fund	1,000.00	1,024.70	0.22	1.11	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Growth Fund	1,000.00	1,014.70	0.22	1.10	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Moderate Growth Fund	1,000.00	1,020.10	0.20	1.00	1,000.00	1,023.87	0.20	1.01
JNAM Guidance - Maximum Growth Fund	1,000.00	1,013.60	0.22	1.10	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Alt 100 Fund	1,000.00	1,003.90	0.22	1.10	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Equity 100 Fund	1,000.00	1,001.70	0.22	1.09	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Fixed Income 100 Fund	1,000.00	1,039.80	0.22	1.12	1,000.00	1,023.77	0.22	1.11
JNAM Guidance - Real Assets Fund	1,000.00	1,156.90	0.22	1.18	1,000.00	1,023.77	0.22	1.11
JNL/American Funds Global Growth Fund	1,000.00	965.00	0.52	2.54	1,000.00	1,022.28	0.52	2.61
JNL/American Funds Growth Fund	1,000.00	1,007.10	0.62	3.09	1,000.00	1,021.79	0.62	3.12

† Expenses paid by each Fund during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

* The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Funds.

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL Tactical ETF Conservative Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 93.7%
iShares 0-5 Year High Yield Corporate Bond ETF	89	$4,116
iShares Barclays Capital Intermediate Credit Bond ETF	164	18,265
iShares Core MSCI EAFE ETF (a)	104	5,387
iShares Core S&P 500 ETF	43	9,120
iShares Core Total U.S. Bond Market ETF	168	18,870
iShares MBS ETF	131	14,452
iShares Morningstar Mid-Cap ETF	27	3,963
iShares MSCI Emerging Markets Minimum Volatility ETF	28	1,448
iShares MSCI USA Quality Factor ETF	156	10,310
iShares S&P SmallCap 600 Index Fund	12	1,342
iShares U.S. Healthcare ETF	24	3,534
iShares U.S. Technology ETF (a)	29	3,015
Total Investment Companies (cost $92,707)		93,822

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 7.2%
JNL Money Market Fund, 0.26% (b) (c)	7,176	7,176
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (b) (c)	3,402	3,402
Total Short Term Investments (cost $10,578)		10,578

Total Investments - 104.3% (cost $103,285)		104,400
Other Assets and Liabilities, Net - (4.3%)		(4,337)
Total Net Assets - 100.0%		$100,063

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	53.3%
Domestic Equity	30.0
International Equity	5.2
Emerging Markets Equity	1.4
Short Term Investments	10.1
Total Investments	100.0%

(a)                       All or a portion of the security was on loan.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL Tactical ETF Moderate Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 94.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	125	$5,793
iShares Barclays Capital Intermediate Credit Bond ETF	247	27,463
iShares Core MSCI EAFE ETF (a)	409	21,213
iShares Core S&P 500 ETF	128	26,999
iShares Core Total U.S. Bond Market ETF	250	28,179
iShares MBS ETF	199	21,927
iShares Morningstar Mid-Cap ETF	83	12,407
iShares MSCI Emerging Markets Minimum Volatility ETF (a)	191	9,846
iShares MSCI USA Quality Factor ETF (a)	502	33,157
iShares S&P SmallCap 600 Index Fund (a)	64	7,438
iShares U.S. Healthcare ETF (a)	69	10,248
iShares U.S. Technology ETF (a)	85	8,946
Total Investment Companies (cost $213,633)		213,616

SHORT TERM INVESTMENTS - 17.4%
Investment Company - 5.0%
JNL Money Market Fund, 0.26% (b) (c)	11,359	11,359
Securities Lending Collateral - 12.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (b) (c)	27,956	27,956
Total Short Term Investments (cost $39,315)		39,315

Total Investments - 112.3% (cost $252,948)		252,931
Other Assets and Liabilities, Net - (12.3%)		(27,729)
Total Net Assets - 100.0%		$225,202

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.2%
Domestic Fixed Income	33.0
International Equity	8.4
Emerging Markets Equity	3.9
Short Term Investments	15.5
Total Investments	100.0%

(a)        All or a portion of the security was on loan.

(b)        Investment in affiliate.

(c)        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL Tactical ETF Growth Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 96.0%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	36	$1,690
iShares Barclays Capital Intermediate Credit Bond ETF	90	9,980
iShares Core MSCI EAFE ETF (a)	382	19,840
iShares Core S&P 500 ETF	131	27,514
iShares Core Total U.S. Bond Market ETF	100	11,303
iShares MBS ETF	71	7,773
iShares Morningstar Mid-Cap ETF	86	12,861
iShares MSCI Emerging Markets Minimum Volatility ETF	186	9,573
iShares MSCI USA Quality Factor ETF	509	33,597
iShares S&P SmallCap 600 Index Fund	47	5,419
iShares U.S. Healthcare ETF (a)	61	9,099
iShares U.S. Technology ETF (a)	76	8,012
Total Investment Companies (cost $158,431)		156,661

SHORT TERM INVESTMENTS - 10.4%
Investment Company - 4.1%
JNL Money Market Fund, 0.26% (b) (c)	6,592	6,592
Securities Lending Collateral - 6.3%
Securities Lending Cash Collateral Fund LLC, 0.59% (b) (c)	10,330	10,330
Total Short Term Investments (cost $16,922)		16,922

Total Investments - 106.4% (cost $175,353)		173,583
Other Assets and Liabilities, Net - (6.4%)		(10,452)
Total Net Assets - 100.0%		$163,131

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	55.7%
Domestic Fixed Income	17.7
International Equity	11.4
Emerging Markets Equity	5.5
Short Term Investments	9.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

(a)                       All or a portion of the security was on loan.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/AQR Risk Parity Fund (a)

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 36.5%
FRANCE - 5.1%
France Government Inflation Indexed Bond
2.25%, 07/25/20 (b), EUR	366	$462
0.10%, 07/25/21 - 03/01/25 (b), EUR	402	478
1.10%, 07/25/22 (b), EUR	217	271
0.25%, 07/25/24 (b), EUR	406	493
		1,704
GERMANY - 4.9%
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	438	536
0.10%, 04/15/23 - 04/15/26 (b), EUR	914	1,114
		1,650
UNITED KINGDOM - 5.3%
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24 - 03/22/26 (b), GBP	1,153	1,770

UNITED STATES OF AMERICA - 21.2%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 - 07/15/24 (b)	$4,791	4,889
0.25%, 01/15/25 (b)	1,010	1,026
0.38%, 07/15/25 (b)	1,110	1,143
		7,058
Total Government and Agency Obligations (cost $11,987 )		12,182

SHORT TERM INVESTMENTS - 58.4%
Investment Companies - 41.9%
JNL Money Market Fund, 0.26% (c) (d)	3,500	3,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% - IM Class (d)	10,455	10,455
		13,955
Treasury Securities - 16.5%
U.S. Treasury Bill
0.18%, 07/28/16	$1,301	1,301
0.39%, 10/06/16	4,206	4,203
		5,504
Total Short Term Investments (cost $19,458)		19,459

Total Investments - 94.9% (cost $31,445)		31,641
Other Assets and Liabilities, Net - 5.1%		1,710
Total Net Assets - 100.0%		$33,351

Portfolio Composition*:	Percentage of Total Investments
Government Securities	38.5%
Short Term Investments	61.5
Total Investments	100.0%

*  In general, the Fund gains exposure to asset classes by investing in a number of different types of derivative instruments.

(a)           Consolidated Schedule of Investments.

(b)           Treasury inflation indexed note, par amount is adjusted for inflation.

(c)           Investment in affiliate.

(d)           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	July 2016	1	$3
ASX SPI 200 Index Future	September 2016	2	2
Australia Commonwealth Treasury Bond Future, 10-Year	September 2016	7	7
Brent Crude Oil Future	October 2016	12	(22)
CAC40 10 Euro Future	July 2016	3	3
Canadian Government Bond Future, 10-Year	September 2016	10	27
Cocoa Future	September 2016	1	(2)
Coffee ‘C’ Future	September 2016	3	17
Corn Future	September 2016	18	(11)
Cotton No. 2 Future	December 2016	3	5
Euro STOXX 50 Future	September 2016	10	4
Euro-Bund Future	September 2016	41	187
FTSE 100 Index Future	September 2016	6	46
FTSE/JSE Top 40 Index Future	September 2016	7	(1)
German Stock Index Future	September 2016	1	3
Gold 100 oz. Future	August 2016	3	9
Gold 100 oz. Future	December 2016	2	—
Hang Seng China Enterprises Index Future	July 2016	3	6
IBEX 35 Index Future	July 2016	1	—
Japanese Government Bond Future, 10-Year	September 2016	3	24
KCBT Wheat Future	September 2016	1	(2)
KOSPI 200 Future	September 2016	2	(4)
Lean Hogs Future	August 2016	3	(2)
Lean Hogs Future	October 2016	1	—
Live Cattle Future	August 2016	6	(1)
Live Cattle Future	October 2016	1	—
LME Aluminum Future	September 2016	9	15
LME Copper Future	September 2016	5	1
LME Lead Future	September 2016	1	2
LME Nickel Future	September 2016	1	—
LME Zinc Future	September 2016	3	16
Low Sulphur Gas Oil Future	September 2016	5	(6)
MSCI Taiwan Index Future	July 2016	1	1
Natural Gas Future	September 2016	7	18
NY Harbor ULSD Future	September 2016	3	(6)
RBOB Gasoline Future	September 2016	3	(9)
Russell 2000 Mini Index Future	September 2016	4	(3)
S&P 500 E-Mini Index Future	September 2016	38	23
S&P MidCap 400 E-Mini Index Future	September 2016	3	3
S&P/Toronto Stock Exchange 60 Index Future	September 2016	2	2
SGX CNX Nifty Index Future	July 2016	8	3
Silver Future	September 2016	4	49
Soybean Future	November 2016	8	47
Soybean Meal Future	December 2016	3	17
Soybean Oil Future	December 2016	8	(3)
Sugar #11 (World Markets) Future	October 2016	11	46
Tokyo Price Index Future	September 2016	5	(38)
U.K. Long Gilt Future	September 2016	10	72
U.S. Treasury Note Future, 10-Year	September 2016	107	357
Wheat Future	September 2016	9	(11)
WTI Crude Oil Future	September 2016	14	(30)
			$864

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	09/21/2016	CIT	BRL	2,401	$728	$83
CNH/USD	09/21/2016	CIT	CNH	100	15	—
CNH/USD	09/21/2016	CIT	CNH	1,300	194	(2)
EUR/USD	09/21/2016	CIT	EUR	300	334	(9)
EUR/USD	09/21/2016	CIT	EUR	100	111	—
HKD/USD	09/21/2016	CIT	HKD	226	29	—
HUF/USD	07/05/2016	CIT	HUF	2,200	8	—
HUF/USD	09/21/2016	CIT	HUF	123,300	432	(7)
INR/USD	09/21/2016	CIT	INR	14,997	219	1
INR/USD	09/21/2016	CIT	INR	11,603	169	—
KRW/USD	09/21/2016	CIT	KRW	1,043,899	904	23
MXN/USD	07/05/2016	CIT	MXN	300	16	—
MXN/USD	09/21/2016	CIT	MXN	16,299	885	14
PLN/USD	07/05/2016	CIT	PLN	100	25	—
PLN/USD	09/21/2016	CIT	PLN	2,600	657	(1)
TRY/USD	09/21/2016	CIT	TRY	2,300	785	26
USD/BRL	09/21/2016	CIT	BRL	(600)	(182)	(8)
USD/CHF	09/21/2016	CIT	CHF	(23)	(24)	—
USD/CHF	09/21/2016	CIT	CHF	(13)	(13)	—
USD/CNH	09/21/2016	CIT	CNH	(100)	(15)	—
USD/CNH	09/21/2016	CIT	CNH	(100)	(15)	—
USD/EUR	09/21/2016	CIT	EUR	(5,391)	(6,001)	49
USD/EUR	09/21/2016	CIT	EUR	(111)	(123)	(1)
USD/GBP	09/21/2016	CIT	GBP	(1,146)	(1,527)	159
USD/GBP	09/21/2016	CIT	GBP	(123)	(164)	(1)
USD/HKD	09/21/2016	CIT	HKD	(296)	(38)	—
USD/HUF	07/05/2016	CIT	HUF	(2,200)	(8)	—
USD/HUF	09/21/2016	CIT	HUF	(17,200)	(61)	2
USD/HUF	09/21/2016	CIT	HUF	(600)	(2)	—
USD/INR	09/21/2016	CIT	INR	(1,800)	(25)	—
USD/KRW	09/21/2016	CIT	KRW	(195,800)	(171)	(2)
USD/MXN	07/05/2016	CIT	MXN	(300)	(16)	—
USD/MXN	09/21/2016	CIT	MXN	(2,600)	(140)	(4)
USD/PLN	07/05/2016	CIT	PLN	(100)	(25)	—
USD/PLN	09/21/2016	CIT	PLN	(100)	(25)	—
USD/PLN	09/21/2016	CIT	PLN	(200)	(50)	—
USD/TRY	09/21/2016	CIT	TRY	(100)	(34)	—
USD/TRY	09/21/2016	CIT	TRY	(100)	(34)	—
USD/ZAR	07/05/2016	CIT	ZAR	(200)	(14)	—
USD/ZAR	09/21/2016	CIT	ZAR	(1,100)	(74)	—
USD/ZAR	09/21/2016	CIT	ZAR	(200)	(13)	—
ZAR/USD	07/05/2016	CIT	ZAR	200	14	—
ZAR/USD	09/21/2016	CIT	ZAR	6,800	454	27
					$(2,815)	$349

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity and Expiration	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	Bovespa Index Future, August 2016	08/17/2016	BRL	754	$9
BOA	Hang Seng China Enterprises Index Future, July 2016	07/28/2016	HKD	4,170	25
BOA	Hang Seng Index Future, July 2016	07/28/2016	HKD	1,003	6
BOA	KOSPI 200 Future, September 2016	09/08/2016	KRW	123,679	(1)
BOA	MSCI Taiwan Index Future, July 2016	07/28/2016		278	8
BOA	SGX CNX Nifty Index Future, July 2016	07/28/2016		97	2
BOA	Swiss Market Index Future, September 2016	09/16/2016	CHF	230	10
					$59

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL/BlackRock Global Long Short Credit Fund ‡

	Shares/Par †	Value
COMMON STOCKS - 0.6%
NETHERLANDS - 0.1%
Other Securities		$318

UNITED STATES OF AMERICA - 0.5%
Oracle Corp.	11	432
Other Securities		1,665
		2,097
Total Common Stocks (cost $2,488)		2,415

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.2%
AUSTRALIA - 0.4%
Other Securities		1,593

CANADA - 0.6%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (b)	350	358
5.38%, 05/15/21 (b)	347	349
5.00%, 12/15/23 (b)	1,600	1,568
		2,275
CAYMAN ISLANDS - 1.4%
Other Securities		5,609

GERMANY - 0.2%
Other Securities		606

IRELAND - 1.8%
Avoca CLO XIII Ltd., 5.22%, 12/29/27 (c) (d), EUR	250	242
Avoca CLO XIV Ltd.
0.00%, 07/12/28 (d) (e), EUR	400	348
4.75%, 07/12/28 (c) (d), EUR	200	187
5.75%, 07/12/28 (c) (d), EUR	300	257
Avoca CLO XV Ltd.
0.00%, 01/15/29 (c) (d), EUR	500	460
5.03%, 01/15/29 (c) (d), EUR	590	562
6.78%, 01/15/29 (c) (d), EUR	230	202
Other Securities		4,832
		7,090
ITALY - 0.2%
Other Securities		928

LUXEMBOURG - 0.3%
Other Securities		1,335

NETHERLANDS - 1.5%
North Westerly CLO IV BV
0.00%, 01/15/26 (c) (d), EUR	528	438
1.40%, 01/15/26 (c) (d), EUR	1,950	2,157
Other Securities		3,434
		6,029
NORWAY - 0.3%
Other Securities		1,263

TURKEY - 0.2%
Other Securities		832

UNITED ARAB EMIRATES - 0.2%
Other Securities		833

UNITED KINGDOM - 0.1%
Other Securities		490

UNITED STATES OF AMERICA - 6.0%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (b)	2,319	2,348
6.13%, 07/15/18 (b)	1,750	1,807
6.98%, 05/23/21	605	617
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,754
8.00%, 10/01/19	183	202
6.75%, 06/03/21	576	617
5.38%, 11/15/21	1,469	1,507
Other Securities		13,880
		23,732
Total Non-U.S. Government Agency Asset-Backed Securities (cost $55,864)		52,615

CORPORATE BONDS AND NOTES - 51.4%
BELGIUM - 0.0%
Other Securities		142

CANADA - 2.6%
Air Canada, 6.75%, 10/01/19 (b)	875	906
Canadian Natural Resources Ltd.
3.80%, 04/15/24	626	618
3.90%, 02/01/25	592	586
6.25%, 03/15/38	1,130	1,230
Cenovus Energy Inc.
5.70%, 10/15/19	2,737	2,895
3.80%, 09/15/23	82	76
Emera Inc., 6.75%, 06/15/76 (c)	2,275	2,307
Other Securities		1,658
		10,276
FRANCE - 0.9%
Other Securities		3,826

GERMANY - 2.3%
Aroundtown Property Holdings Plc
3.00%, 05/05/20 (d) (j), EUR	1,200	1,802
3.00%, 12/09/21 (d), EUR	800	906
HSH Nordbank AG
7.25% (callable at 100 beginning 09/30/16) (h)	2,264	566
0.54%, 02/14/17 (c), EUR	1,208	1,260
0.58%, 02/14/17 (c) (d), EUR	544	567
Other Securities		3,948
		9,049
IRELAND - 0.6%
Other Securities		2,628

ITALY - 1.8%
UniCredit SpA
6.95%, 10/31/22 (d), EUR	620	773
5.75%, 10/28/25 (d), EUR	1,735	1,993
Other Securities		4,373
		7,139
JERSEY - 0.1%
Other Securities		298

LUXEMBOURG - 0.9%
Other Securities		3,471

NETHERLANDS - 0.8%
Other Securities		3,244

PORTUGAL - 0.3%
Other Securities		1,054

SPAIN - 2.7%
Bankia SA, 4.00%, 05/22/24 (d), EUR	3,200	3,348
Other Securities		7,395
		10,743
SWITZERLAND - 0.7%
UBS AG, 4.75%, 02/12/26 (d), EUR	935	1,084

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UBS Group AG
5.75% (callable at 100 beginning 02/19/22) (d) (h), EUR	250	279
6.87% (callable at 100 beginning 03/22/21) (d) (h)	950	929
7.00% (callable at 100 beginning 02/19/25) (d) (h)	225	228
Other Securities		376
		2,896
UNITED KINGDOM - 2.2%
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP	195	247
5.66%, 06/30/27, GBP	1,109	1,453
6.46%, 03/30/32, GBP	491	549
Other Securities		6,433
		8,682
UNITED STATES OF AMERICA - 35.4%
AbbVie Inc.
2.85%, 05/14/23	1,250	1,262
3.20%, 05/14/26	1,250	1,264
4.30%, 05/14/36	625	637
Actavis Funding SCS
3.80%, 03/15/25	1,975	2,055
4.75%, 03/15/45	1,300	1,361
Aetna Inc.
2.40%, 06/15/21	1,750	1,788
2.80%, 06/15/23	1,750	1,789
American Airlines Group Inc., 4.63%, 03/01/20 (b)	515	492
AT&T Inc., 0.00%, 11/27/22 (b) (e)	3,000	2,424
Diamond 1 Finance Corp.
5.88%, 06/15/21 (b)	1,890	1,937
7.13%, 06/15/24 (b)	2,166	2,263
6.02%, 06/15/26 (b)	2,045	2,122
Energy Transfer Partners LP
6.50%, 02/01/42	903	949
6.13%, 12/15/45	1,750	1,816
Exelon Corp.
2.45%, 04/15/21	700	710
3.40%, 04/15/26	1,000	1,046
4.45%, 04/15/46	1,000	1,068
FedEx Corp.
4.10%, 02/01/45	560	570
4.55%, 04/01/46	1,420	1,542
Mallinckrodt International Finance SA
4.88%, 04/15/20 (b)	46	44
5.75%, 08/01/22 (b)	1,580	1,504
5.50%, 04/15/25 (b)	880	785
Micron Technology Inc.
5.25%, 08/01/23 (b)	2,455	2,093
7.50%, 09/15/23 (b)	1,175	1,256
5.63%, 01/15/26 (b)	1,200	999
Molson Coors Brewing Co.
1.45%, 07/15/19	388	389
2.10%, 07/15/21	2,200	2,207
3.00%, 07/15/26	1,627	1,626
4.20%, 07/15/46	1,800	1,809
Newell Rubbermaid Inc.
3.85%, 04/01/23 (n)	1,941	2,059
4.20%, 04/01/26 (n)	2,450	2,657
Oracle Corp.
1.90%, 09/15/21	2,730	2,741
2.40%, 09/15/23	2,955	2,969
2.65%, 07/15/26	2,350	2,353
3.85%, 07/15/36	1,350	1,354
4.00%, 07/15/46	1,350	1,360
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (b)	1,238	1,312
State Street Capital Trust IV, 1.65%, 06/15/37 (c)	2,752	2,299
Time Warner Cable Inc.
5.00%, 02/01/20	1,221	1,327
5.88%, 11/15/40	3,205	3,492
4.50%, 09/15/42	270	252
Univision Communications Inc.
8.50%, 05/15/21 (b)	649	678
5.13%, 05/15/23 (b)	1,160	1,151
5.13%, 02/15/25 (b)	88	87
Walgreens Boots Alliance Inc.
2.60%, 06/01/21	1,403	1,426
3.80%, 11/18/24	676	716
4.80%, 11/18/44	676	726
4.65%, 06/01/46	591	631
Western Digital Corp.
7.38%, 04/01/23 (b)	1,654	1,761
10.50%, 04/01/24 (b) (m)	3,809	4,076
Williams Partners LP
3.60%, 03/15/22	509	482
3.35%, 08/15/22	1,271	1,161
4.30%, 03/04/24	2,163	2,036
Other Securities		61,725
		140,638
VENEZUELA - 0.1%
Other Securities		312
Total Corporate Bonds and Notes (cost $209,700)		204,398

VARIABLE RATE SENIOR LOAN INTERESTS - 10.8% (c)
AUSTRIA - 0.2%
Other Securities		827

BELGIUM - 0.0%
Other Securities		80

CANADA - 0.0%
Other Securities		7

CAYMAN ISLANDS - 0.7%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	2,663	2,665

GERMANY - 0.5%
Other Securities		1,996

LUXEMBOURG - 0.9%
Other Securities		3,516

NETHERLANDS - 0.0%
Other Securities		41

SPAIN - 0.2%
Other Securities		718

UNITED KINGDOM - 0.2%
Other Securities		874

UNITED STATES OF AMERICA - 8.1%
Micron Technology Inc. Term Loan, 7.00%, 04/15/22	900	904
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	808	809
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	293	291
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	1,235	1,239
Other Securities		28,998
		32,241
Total Variable Rate Senior Loan Interests (cost $43,611)		42,965

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

	Shares/Par/Contracts †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
ANGOLA - 0.1%
Other Securities		198

ARGENTINA - 0.1%
Other Securities		453

BELARUS - 0.0%
Other Securities		104

CROATIA - 0.1%
Other Securities		456

CÔTE D’IVOIRE - 0.0%
Other Securities		93

DOMINICAN REPUBLIC - 0.1%
Other Securities		220

GHANA - 0.0%
Other Securities		174

GREECE - 0.1%
Other Securities		481

HUNGARY - 0.1%
Other Securities		357

INDONESIA - 0.2%
Other Securities		876

PORTUGAL - 0.2%
Other Securities		725

RUSSIAN FEDERATION - 0.3%
Other Securities		1,052

SERBIA - 0.2%
Other Securities		964

UNITED STATES OF AMERICA - 8.2%
U.S. Treasury Note
0.88%, 05/31/18	1,077	1,083
0.88%, 05/15/19	8,613	8,655
1.38%, 05/31/21	8,225	8,374
1.63%, 04/30/23	5,346	5,468
1.63%, 05/15/26	8,855	8,969
		32,549
VENEZUELA - 0.0%
Other Securities		47
Total Government and Agency Obligations (cost $38,615)		38,749

PREFERRED STOCKS - 0.4%
UNITED KINGDOM - 0.1%
Other Securities		302

UNITED STATES OF AMERICA - 0.3%
Other Securities		1,188
Total Preferred Stocks (cost $1,436)		1,490

PURCHASED OPTIONS - 0.1%
Other Securities		415
Total Purchased Options (cost $696)		415

SHORT TERM INVESTMENTS - 37.1%
Investment Company - 10.9%
JNL Money Market Fund, 0.26% (p) (q)	43,147	43,147

	Shares/Par †
Repurchase Agreements - 26.2%
Australia - 0.7%
Repurchase Agreement with BCL, (0.90)%, (Collateralized by $1,423 Rio Tinto Finance USA Plc, 4.13%, due 08/21/42, value $1,427) acquired on 05/04/16, open maturity at $1,359	$1,359	1,359
Repurchase Agreement with RBC, (0.75)%, (Collateralized by $1,430 Rio Tinto Finance USA Ltd., 3.75%, due 06/15/25, value $1,508) acquired on 04/27/16, open maturity at $1,480	1,480	1,480
		2,839
Belgium - 0.4%
Repurchase Agreement with DUB, 0.05%, (Collateralized by $1,300 Anheuser-Busch InBev Finance Inc., 3.65%, due 02/01/26, value $1,397) acquired on 05/19/16, open maturity at $1,372	1,372	1,372
Repurchase Agreement with JPM, (1.20)%, (Collateralized by EUR 100 Solvay SA, 1.63%, due 12/02/22, value EUR 105) acquired on 01/21/16, open maturity at $116, EUR	105	116
Repurchase Agreement with JPM, (1.50)%, (Collateralized by EUR 100 Solvay SA, 1.63%, due 12/02/22, value EUR 106) acquired on 01/18/16, open maturity at $117, EUR	106	117
		1,605
Canada - 1.5%
Repurchase Agreement with BCL, 0.05%, (Collateralized by $1,847 Royal Bank of Canada, 2.15%, due 03/15/19, value $1,890) acquired on 03/23/16, open maturity at $1,866	1,866	1,866
Repurchase Agreement with BCL, 0.05%, (Collateralized by $566 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $672) acquired on 03/24/16, open maturity at $640	640	640
Repurchase Agreement with CSI, 0.10%, (Collateralized by $417 Royal Bank of Canada, 2.15%, due 03/15/19, value $426) acquired on 06/24/16, open maturity at $427	427	427
Repurchase Agreement with RBC, 0.15%, (Collateralized by $2,750 Bank of Nova Scotia, 4.50%, due 12/16/25, value $2,869) acquired on 06/28/16, open maturity at $2,853	2,853	2,853
		5,786
China - 0.1%
Repurchase Agreement with CGM, (1.75)%, (Collateralized by $200 Bank of Communications Co. Ltd., 5.00%, perpetual, value $203) acquired on 01/12/16, open maturity at $216	216	216
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Industrial & Commercial Bank of China Ltd., 6.00%, perpetual, value $210) acquired on 02/12/16, open maturity at $213	213	213
		429

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

	Shares/Par †	Value
Ecuador - 0.1%
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $177) acquired on 05/24/16, open maturity at $191	191	191

France - 0.7%
Repurchase Agreement with BCL, 0.05%, (Collateralized by $2,515 Total Capital International SA, 3.75%, due 04/10/24, value $2,775) acquired on 03/04/16, open maturity at $2,600	2,600	2,600

Ireland - 0.1%
Repurchase Agreement with RBC, 0.15%, (Collateralized by $400 Perrigo Finance Unltd. Co., 4.38%, due 03/15/26, value $418) acquired on 05/09/16, open maturity at $410	410	410

Italy - 1.0%
Repurchase Agreement with BBP, (0.52)%, (Collateralized by EUR 3,340 Italy Buoni Poliennali Del Tesoro, 2.15%, due 12/15/21, value EUR 3,646) acquired on 06/01/16, open maturity at $4,066, EUR	3,664	4,066

Luxembourg - 0.2%
Repurchase Agreement with RBC, 0.15%, (Collateralized by $473 Intelsat Jackson Holdings SA, 8.00%, due 02/15/24, value $471) acquired on 06/28/16, open maturity at $466	466	466
Repurchase Agreement with RBC, 0.15%, (Collateralized by $500 Intelsat Jackson Holdings SA, 8.00%, due 02/15/24, value $497) acquired on 06/29/16, open maturity at $500	500	500
		966
Netherlands - 1.6%
Repurchase Agreement with DUB, 0.00%, (Collateralized by $3,957 Shell International Finance BV, 3.25%, due 05/11/25, value $4,163) acquired on 04/28/16, open maturity at $4,130	4,130	4,130
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,975 LYB International Finance BV, 4.88%, due 03/15/44, value $2,106) acquired on 05/05/16, open maturity at $2,049	2,049	2,049
		6,179
Norway - 0.6%
Repurchase Agreement with DUB, (0.38)% (Collateralized by $1,850 Statoil ASA, 3.70%, due 03/01/24, value $2,003) acquired on 09/18/15, open maturity at $1,892	1,892	1,892
Repurchase Agreement with MLP, 0.00%, (Collateralized by $665 Statoil ASA, 3.25%, due 11/10/24, value $704) acquired on 03/07/16, open maturity at $650	650	650
		2,542
Spain - 2.5%
Repurchase Agreement with BBP, (0.68)%, (Collateralized by EUR 2,790 Spain Government Bond, 5.85%, due 01/31/22, value EUR 3,644) acquired on 06/01/16, open maturity at $4,073, EUR	3,670	4,073
Repurchase Agreement with BBP, (0.95)%, (Collateralized by EUR 4,100 Spain Government Bond, 5.85%, due 01/31/22, value EUR 5,356) acquired on 06/27/16, open maturity at $5,992, EUR	5,400	5,992
		10,065
Switzerland - 0.3%
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Novartis Capital Corp., 4.00%, due 11/20/45, value $1,262) acquired on 03/21/16, open maturity at $1,163	1,163	1,163
Repurchase Agreement with JPM, (0.95)%, (Collateralized by EUR 100 Syngenta Finance NV, 1.88%, due 11/02/21, value EUR 106) acquired on 02/16/16, open maturity at $118, EUR	106	118
		1,281
United Kingdom - 0.1%
Repurchase Agreement with MLP, 0.00%, (Collateralized by $268 Standard Chartered Plc, 5.70%, due 03/26/44, value $277) acquired on 04/18/16, open maturity at $248	248	248

United States of America - 16.3%
Repurchase Agreement with APS, 0.55%, (Collateralized by $4,370 U.S. Treasury Note, 0.88%, due 04/15/19, value $4,392) acquired on 06/30/16, due 07/01/16 at $4,392	4,392	4,392
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $553) acquired on 12/17/15, open maturity at $524	524	524
Repurchase Agreement with BCL, (5.00)%, (Collateralized by $330 EMC Corp., 3.38%, due 06/01/23, value $301) acquired on 06/20/16, open maturity at $288	288	288
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,150 Seagate HDD Cayman, 4.75%, due 06/01/23, value $973) acquired on 04/19/16, open maturity at $923	923	923
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,250 Exxon Mobil Corp., 3.04%, due 03/01/26, value $1,327) acquired on 04/27/16, open maturity at $1,291	1,291	1,291
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,250 Exxon Mobil Corp., 4.11%, due 03/01/46, value $1,414) acquired on 04/07/16, open maturity at $1,350	1,350	1,350
Repurchase Agreement with BCL, 0.00%, (Collateralized by $160 Netflix Inc., 5.88%, due 02/15/25, value $169) acquired on 05/16/16, open maturity at $168	168	168
Repurchase Agreement with BCL, 0.00%, (Collateralized by $350 Infor US Inc., 6.50%, due 05/15/22, value $334) acquired on 03/17/16, open maturity at $290	290	290
Repurchase Agreement with BCL, 0.00%, (Collateralized by $476 JPMorgan Chase & Co., 6.75%, perpetual, value $525) acquired on 05/19/16, open maturity at $537	537	537

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with BCL, 0.00%, (Collateralized by $588 Eastman Chemical Co., 4.65%, due 10/15/44, value $609) acquired on 05/17/16, open maturity at $583	583	583
Repurchase Agreement with BCL, 0.00%, (Collateralized by $600 Sinclair Television Group Inc., 5.88%, due 03/15/26, value $615) acquired on 04/22/16, open maturity at $624	624	624
Repurchase Agreement with BCL, 0.30%, (Collateralized by $15 U.S. Treasury Note, 0.88%, due 06/15/19, value $15) acquired on 06/30/16, due 07/01/16 at $15	15	15
Repurchase Agreement with BCL, 0.30%, (Collateralized by $3,026 U.S. Treasury Note, 0.88%, due 06/15/19, value $3,041) acquired on 06/30/16, due 07/01/16 at $3,037	3,037	3,037
Repurchase Agreement with BNP, 0.25%, (Collateralized by $1,740 U.S. Treasury Bond, 2.50%, due 05/15/46, value $1,815) acquired on 06/07/16, open maturity at $1,725	1,725	1,725
Repurchase Agreement with BNP, 0.60%, (Collateralized by $3,435 U.S. Treasury Note, 1.38%, due 04/30/21, value $3,495) acquired on 06/30/16, due 07/01/16 at $3,495	3,495	3,495
Repurchase Agreement with CGM, (0.20)%, (Collateralized by $511 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $535) acquired on 03/23/16, open maturity at $510	510	510
Repurchase Agreement with CGM, 0.00%, (Collateralized by $38 Kennametal Inc., 3.88%, due 02/15/22, value $39) acquired on 01/12/16, open maturity at $38	38	38
Repurchase Agreement with CGM, 0.05%, (Collateralized by $1,667 Target Corp., 4.00%, due 07/01/42, value $1,811) acquired on 01/22/16, open maturity at $1,644	1,644	1,644
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Merck & Co Inc., 3.70%, due 02/10/45, value $1,162) acquired on 03/22/16, open maturity at $1,066	1,066	1,066
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,170 QUALCOMM Inc., 3.45%, due 05/20/25, value $1,247) acquired on 03/16/16, open maturity at $1,209	1,209	1,209
Repurchase Agreement with CGM, 0.10%, (Collateralized by $250 Frontier Communications Corp., 8.88%, due 09/15/20, value $269) acquired on 06/03/16, open maturity at $270	270	270
Repurchase Agreement with CGM, 0.10%, (Collateralized by $300 Perrigo Co. Plc, 4.00%, due 11/15/23, value $310) acquired on 03/07/16, open maturity at $301	301	301
Repurchase Agreement with CGM, 0.10%, (Collateralized by $389 Wal-Mart Stores Inc., 4.30%, due 04/22/44, value $458) acquired on 06/17/16, open maturity at $451	451	451
Repurchase Agreement with CGM, 0.10%, (Collateralized by $881 Exxon Mobil Corp., 2.71%, due 03/06/25, value $922) acquired on 03/21/16, open maturity at $881	881	881
Repurchase Agreement with CGM, 0.15%, (Collateralized by $1,200 Verizon Communications Inc., 3.50%, due 11/01/24, value $1,283) acquired on 05/19/16, open maturity at $1,243	1,243	1,243
Repurchase Agreement with CSI, (0.10)%, (Collateralized by $1,750 Celgene Corp., 3.88%, due 08/15/25, value $1,875) acquired on 06/23/16, open maturity at $1,864	1,864	1,864
Repurchase Agreement with CSI, 0.00% (Collateralized by $960 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $1,005) acquired on 12/17/15, open maturity at $890	890	890
Repurchase Agreement with CSI, 0.10%, (Collateralized by $1,250 Ventas Realty LP, 3.50%, due 02/01/25, value $1,287) acquired on 02/04/16, open maturity at $1,214	1,214	1,214
Repurchase Agreement with CSI, 0.10%, (Collateralized by $3,147 ConocoPhillips Co., 4.95%, due 03/15/26, value $3,581) acquired on 05/05/16, open maturity at $3,470	3,470	3,470
Repurchase Agreement with CSI, 0.10%, (Collateralized by $625 HCP Inc., 4.00%, due 06/01/25, value $633) acquired on 02/04/16, open maturity at $612	612	612
Repurchase Agreement with DUB, (0.05)%, (Collateralized by $1,320 Celgene Corp., 5.00%, due 08/15/45, value $1,466) acquired on 05/25/16, open maturity at $1,411	1,411	1,411
Repurchase Agreement with DUB, (0.18)%, (Collateralized by $1,613 Goldman Sachs Group Inc., 5.70%, perpetual, value $1,614) acquired on 04/28/16, open maturity at $1,651	1,651	1,651
Repurchase Agreement with DUB, (0.25)%, (Collateralized by $784 Bank of America Corp., 6.50%, perpetual, value $837) acquired on 06/23/16, open maturity at $852	852	852
Repurchase Agreement with DUB, 0.55%, (Collateralized by $3,647 U.S. Treasury Note, 1.63%, due 02/15/26, value $3,691) acquired on 06/30/16, due 07/01/16 at $3,702	3,702	3,702
Repurchase Agreement with MLP, (0.38)%, (Collateralized by $680 Morgan Stanley, 5.55%, perpetual, value $675) acquired on 04/28/16, open maturity at $683	683	683
Repurchase Agreement with MLP, 0.00%, (Collateralized by $2,160 Wells Fargo & Co., 7.98%, perpetual, value $2,265) acquired on 05/19/16, open maturity at $2,298	2,298	2,298
Repurchase Agreement with MLP, 0.00%, (Collateralized by $250 Frontier Communications Corp., 8.88%, due 09/15/20, value $269) acquired on 06/03/16, open maturity at $270	270	270

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.00%, (Collateralized by $3,320 Chevron Corp., 3.19%, due 06/24/23, value $3,534) acquired on 03/07/16, open maturity at $3,345	3,345	3,345
Repurchase Agreement with MLP, 0.00%, (Collateralized by $474 Exxon Mobil Corp., 2.71%, due 03/06/25, value $497) acquired on 02/08/16, open maturity at $474	474	474
Repurchase Agreement with MLP, 0.70%, (Collateralized by $18 U.S. Treasury Note, 1.63%, due 05/31/23, value $19) acquired on 06/30/16, due 07/01/16 at $19	19	19
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $190 Steel Dynamics Inc., 5.50%, due 10/01/24, value $195) acquired on 01/21/16, open maturity at $162	162	162
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $225 Argos Merger Sub Inc., 7.13%, due 03/15/23, value $233) acquired on 05/20/16, open maturity at $228	228	228
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $775 CenturyLink Inc., 7.50%, due 04/01/24, value $787) acquired on 05/06/16, open maturity at $767	767	767
Repurchase Agreement with RBC, (0.50)%, (Collateralized by $343 Rackspace Hosting Inc., 6.50%, due 01/15/24, value $343) acquired on 04/05/16, open maturity at $350	350	350
Repurchase Agreement with RBC, (0.75)%, (Collateralized by $400 Springleaf Finance Corp., 7.75%, due 10/01/21, value $388) acquired on 06/17/16, open maturity at $398	398	398
Repurchase Agreement with RBC, (1.00)%, (Collateralized by $840 Micron Technology Inc., 5.88%, due 02/15/22, value $798) acquired on 06/16/16, open maturity at $781	781	781
Repurchase Agreement with RBC, 0.00%, (Collateralized by $1,100 JC Penney Corp. Inc., 5.88%, due 07/01/23, value $1,114) acquired on 06/23/16, open maturity at $1,105	1,105	1,105
Repurchase Agreement with RBC, 0.00%, (Collateralized by $96 Eastman Chemical Co., 4.65%, due 10/15/44, value $99) acquired on 05/10/16, open maturity at $95	95	95
Repurchase Agreement with RBC, 0.05%, (Collateralized by $270 Calpine Corp., 5.38%, due 01/15/23, value $266) acquired on 06/15/16, open maturity at $261	261	261
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $1,036) acquired on 12/17/15, open maturity at $975	975	975
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,200 Caterpillar Inc., 3.40%, due 05/15/24, value $1,293) acquired on 12/17/15, open maturity at $1,215	1,215	1,215
Repurchase Agreement with RBC, 0.15% (Collateralized by $625 PepsiCo Inc., 5.50%, due 01/15/40, value $807) acquired on 12/17/15, open maturity at $747	747	747
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,373 EMC Corp., 2.65%, due 06/01/20, value $1,312) acquired on 05/10/16, open maturity at $1,253	1,253	1,253
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,750 Hewlett Packard Enterprise Co., 4.90%, due 10/15/25, value $1,836) acquired on 06/03/16, open maturity at $1,794	1,794	1,794
Repurchase Agreement with RBC, 0.15%, (Collateralized by $150 Navient Corp., 8.00%, due 03/25/20, value $154) acquired on 06/27/16, open maturity at $156	156	156
Repurchase Agreement with RBC, 0.15%, (Collateralized by $2,100 BHP Billiton Finance USA Ltd., 5.00%, due 09/30/43, value $2,440) acquired on 05/05/16, open maturity at $2,257	2,257	2,257
Repurchase Agreement with RBC, 0.15%, (Collateralized by $200 LifePoint Health Inc., 5.50%, due 12/01/21, value $210) acquired on 02/11/16, open maturity at $203	203	203
Repurchase Agreement with RBC, 0.15%, (Collateralized by $225 Navient Corp., 7.25%, due 01/25/22, value $219) acquired on 05/26/16, open maturity at $224	224	224
Repurchase Agreement with RBC, 0.15%, (Collateralized by $235 United Rentals North America Inc., 5.88%, due 09/15/26, value $236) acquired on 06/28/16, open maturity at $231	231	231
Repurchase Agreement with RBC, 0.15%, (Collateralized by $250 CommScope Technologies Finance LLC, 6.00%, due 06/15/25, value $259) acquired on 05/27/16, open maturity at $262	262	262
Repurchase Agreement with RBC, 0.15%, (Collateralized by $320 CDW LLC, 5.50%, due 12/01/24, value $334) acquired on 05/23/16, open maturity at $339	339	339
Repurchase Agreement with RBC, 0.15%, (Collateralized by $367 Occidental Petroleum Corp., 2.70%, due 02/15/23, value $374) acquired on 04/22/16, open maturity at $371	371	371
Repurchase Agreement with RBC, 0.15%, (Collateralized by $425 Netflix Inc., 5.50%, due 02/15/22, value $447) acquired on 02/08/16, open maturity at $440	440	440
Repurchase Agreement with RBC, 0.15%, (Collateralized by $544 Welltower Inc., 4.00%, due 06/01/25, value $574) acquired on 02/02/16, open maturity at $544	544	544
		64,768
Total Short Term Investments (cost $147,143)		147,122
Total Investments - 123.3% (cost $499,553)		490,169
Total Securities Sold Short - (28.9%) (proceeds $110,122)		(114,699)
Other Assets and Liabilities, Net - 5.6%		21,921
Total Net Assets - 100.0%		$397,391

SECURITIES SOLD SHORT - 28.9%
CORPORATE BONDS AND NOTES - 19.3%
AUSTRALIA - 0.7%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	1,430	$1,508
Rio Tinto Finance USA Plc, 4.13%, 08/21/42	1,423	1,427
		2,935
BELGIUM - 0.4%
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	1,300	1,397

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		235
		1,632
CANADA - 1.5%
Bank of Nova Scotia, 4.50%, 12/16/25 (j)	2,750	2,869
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	566	672
Royal Bank of Canada, 2.15%, 03/15/19	2,264	2,316
		5,857
CHINA - 0.1%
Other Securities		413

FRANCE - 0.7%
Total Capital International SA, 3.75%, 04/10/24	2,515	2,775

IRELAND - 0.1%
Perrigo Finance Unltd. Co., 4.38%, 03/15/26	400	418

LUXEMBOURG - 0.1%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (b)	500	497

NETHERLANDS - 1.6%
LYB International Finance BV, 4.88%, 03/15/44	1,975	2,106
Shell International Finance BV, 3.25%, 05/11/25	3,957	4,163
		6,269
NORWAY - 0.7%
Statoil ASA
3.70%, 03/01/24	1,850	2,003
3.25%, 11/10/24	665	704
		2,707
SWITZERLAND - 0.3%
Novartis Capital Corp., 4.00%, 11/20/45	1,100	1,262
Other Securities		117
		1,379
UNITED KINGDOM - 0.1%
Other Securities		277

UNITED STATES OF AMERICA - 13.0%
Bank of America Corp., 6.50%, (callable at 100 beginning 10/23/24) (h)	784	837
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	2,100	2,440
Caterpillar Inc., 3.40%, 05/15/24	1,200	1,293
Celgene Corp.
3.88%, 08/15/25	1,750	1,875
5.00%, 08/15/45	1,320	1,466
CenturyLink Inc., 7.50%, 04/01/24	775	787
Chevron Corp., 3.19%, 06/24/23	3,320	3,534
ConocoPhillips Co., 4.95%, 03/15/26	3,147	3,581
Eastman Chemical Co., 4.65%, 10/15/44	684	708
EMC Corp.
2.65%, 06/01/20	1,373	1,312
3.38%, 06/01/23	330	301
Enterprise Products Operating LLC, 3.75%, 02/15/25	1,471	1,540
Exxon Mobil Corp.
2.71%, 03/06/25	1,355	1,419
3.04%, 03/01/26	1,250	1,327
4.11%, 03/01/46	1,250	1,414
Frontier Communications Corp., 8.88%, 09/15/20	500	538
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (h)	1,613	1,614
3.75%, 02/25/26	1,409	1,484
HCP Inc., 4.00%, 06/01/25	625	633
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (b)	1,750	1,836
JC Penney Corp. Inc., 5.88%, 07/01/23 (b)	1,100	1,114
JPMorgan Chase & Co., 6.75%, (callable at 100 beginning 02/01/24) (h)	476	525
Merck & Co Inc., 3.70%, 02/10/45	1,100	1,162
Micron Technology Inc., 5.88%, 02/15/22	840	798
Molson Coors Brewing Co., 3.50%, 05/01/22	520	553
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (h)	680	675
Netflix Inc.
5.50%, 02/15/22	425	447
5.88%, 02/15/25	160	169
Occidental Petroleum Corp., 2.70%, 02/15/23	367	374
PepsiCo Inc.
2.75%, 04/30/25	1,000	1,036
5.50%, 01/15/40	625	807
QUALCOMM Inc., 3.45%, 05/20/25	1,170	1,247
Seagate HDD Cayman, 4.75%, 06/01/23	1,150	973
Sinclair Television Group Inc., 5.88%, 03/15/26 (b)	600	615
Springleaf Finance Corp., 7.75%, 10/01/21	400	388
Target Corp., 4.00%, 07/01/42	1,667	1,811
Ventas Realty LP, 3.50%, 02/01/25	1,250	1,287
Verizon Communications Inc., 3.50%, 11/01/24	1,200	1,283
Wal-Mart Stores Inc., 4.30%, 04/22/44	389	458
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (h)	2,160	2,265
Welltower Inc., 4.00%, 06/01/25	544	574
Other Securities		3,132
		51,632
Total Corporate Bonds and Notes (proceeds $72,598)		76,791

GOVERNMENT AND AGENCY OBLIGATIONS - 9.6%
ECUADOR - 0.1%
Other Securities		177

ITALY - 1.0%
Italy Buoni Poliennali Del Tesoro, 2.15%, 12/15/21, EUR	3,340	4,046

SPAIN - 2.5%
Spain Government Bond, 5.85%, 01/31/22, EUR	6,890	9,988

UNITED STATES OF AMERICA - 6.0%
U.S. Treasury Bond
2.50%, 02/15/46	273	285
2.50%, 05/15/46	1,740	1,815
U.S. Treasury Note
0.88%, 04/15/19	4,370	4,392
0.88%, 06/15/19	3,041	3,056
1.38%, 04/30/21	3,435	3,495
1.13%, 06/30/21	4,022	4,042
1.63%, 05/31/23	18	19
1.38%, 06/30/23	2,885	2,902
1.63%, 02/15/26	3,647	3,691
		23,697
Total Government and Agency Obligations (proceeds $37,524)		37,908
Total Securities Sold Short - 28.9% (proceeds $110,122)		$114,699

See accompanying Notes to Financial Statements.

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	12.1%
Non-U.S. Government Agency ABS	10.7
Consumer Discretionary	8.0
Health Care	5.7
Information Technology	9.4
Telecommunication Services	2.3
Government Securities	7.9
Energy	4.7
Industrials	3.3
Consumer Staples	3.1
Materials	1.4
Utilities	1.3
Purchased Options	0.1
Short Term Investments	30.0
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	33.1%
Energy	21.2
Financials	14.6
Materials	8.2
Information Technology	6.5
Health Care	5.8
Consumer Discretionary	3.8
Telecommunication Services	2.7
Consumer Staples	2.5
Industrials	1.4
Utilities	0.2
Total Short Investments	100.0%

(a)	Non-income producing security.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of June 30, 2016, the aggregate value of these liquid securities was $83,272 for long term investments and ($5,173) for securities sold short which represented 21.0% and (1.3%) of net assets, respectively.

(c)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(g)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(h)	Perpetual security.
(i)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(j)	Convertible security.
(k)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(l)	Security is in default relating to principal and interest.
(m)	All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.
(n)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(o)	This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determined.
(p)	Investment in affiliate.
(q)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

See accompanying Notes to Financial Statements.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
ABN AMRO Bank NV, 5.75%, callable at 100 beginning 09/22/20	09/16/2015	$757	$722	0.2%
ALME Loan Funding, 1.24%, 08/15/27	06/06/2014	538	434	0.1
ALME Loan Funding, 4.94%, 08/15/27	06/06/2014	410	294	0.1
ALME Loan Funding, 5.69%, 08/15/27	06/06/2014	328	207	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	856	0.2
Adagio IV CLO Ltd., 6.65%, 10/15/29	05/17/2016	92	91	—
Allied Irish Banks Plc, 4.13%, 11/26/25	11/20/2015	369	361	0.1
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	437	377	0.1
Arbour CLO Ltd., 5.00%, 06/16/27	05/19/2014	457	319	0.1
Arbour CLO Ltd., 5.75%, 06/16/27	05/19/2014	455	279	0.1
Ares XXV CLO Ltd., 3.78%, 01/17/24	10/04/2013	249	246	0.1
Argentina Republic Government International Bond, 6.88%, 04/22/21	04/29/2016	436	453	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	967	778	0.2
Aroundtown Property Holdings Plc, 3.00%, 05/05/20	04/29/2015	1,272	1,802	0.5
Aroundtown Property Holdings Plc, 3.00%, 12/09/21	05/04/2015	844	906	0.2
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,427	1,146	0.3
Avoca CLO XIII Ltd., 5.22%, 12/29/27	12/22/2014	292	242	0.1
Avoca CLO XIV Ltd., 0.00%, 07/12/28	05/19/2015	407	348	0.1
Avoca CLO XIV Ltd., 4.75%, 07/12/28	05/19/2015	210	187	—
Avoca CLO XIV Ltd., 5.75%, 07/12/28	05/19/2015	286	257	0.1
Avoca CLO XV Ltd., 0.00%, 01/15/29	09/29/2015	469	460	0.1
Avoca CLO XV Ltd., 5.03%, 01/15/29	09/29/2015	618	562	0.1
Avoca CLO XV Ltd., 6.78%, 01/15/29	09/29/2015	238	202	0.1
BNP Paribas Cardif SA, callable at 100 beginning 11/25/25	11/19/2014	627	531	0.1
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/2015	1,356	1,300	0.3
Banco Bilbao Vizcaya Argentaria SA, 6.75%, callable at 100 beginning 02/18/20	02/11/2015	453	380	0.1
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	714	572	0.1
Banco Bilbao Vizcaya Argentaria SA, 8.87%, callable at 100 beginning 04/14/21	04/08/2016	227	219	0.1
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	615	598	0.1
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/2014	525	111	—
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/2014	1,503	333	0.1
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/2014	2,415	610	0.2
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/2015	456	378	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	955	765	0.2
Banco Santander SA, 6.25%,callable at 100 beginning 03/12/19	03/06/2014	1,293	1,032	0.3
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/2016	(218)	(203)	—
Bankia SA, 4.00%, 05/22/24	05/16/2014	3,645	3,348	0.8
Berica PMI, 2.14%, 05/31/57	07/15/2014	176	150	—
BiSoho SAS, 6.00%, 11/01/22	05/12/2016	113	111	—
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	442	344	0.1
Blackstone CQP Holdco LP, 9.30%, 03/31/19	03/18/2014	686	683	0.2
BlueMountain CLO Ltd., 6.36%, 04/25/30	03/24/2016	511	534	0.1
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27	03/28/2014	1,754	1,407	0.4
Cadogan Square CLO VII BV, 6.00%, 05/25/29	04/13/2016	203	197	—
Cairn CLO VI BV, 0.00%, 07/25/29	06/14/2016	213	195	—
Carlyle Global Market Strategies CLO Ltd., 5.55%, 01/15/29	03/17/2016	304	262	0.1
Casino Guichard Perrachon SA, 2.80%, 08/05/26	06/10/2016	347	341	0.1
Castle Park CLO Designated Activity Co., 6.25%, 01/15/28	05/12/2016	237	225	0.1
Cognita Financing Plc, 7.75%, 08/15/21	08/03/2015	156	135	—
Cooperatieve Rabobank U.A., 6.62%, callable at 100 beginning 06/29/21	04/20/2016	227	223	0.1
Coventry Building Society, 6.37%, callable at 100 beginning 11/01/19	06/20/2014	341	237	0.1
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/2015	943	835	0.2
Croatia Government International Bond, 3.88%, 05/30/22	09/04/2014	487	456	0.1
Dominican Republic International Bond, 7.45%, 04/30/44	07/23/2015	217	220	0.1
Ecuador Government International Bond, 7.95%, 06/20/24	06/20/2016	(201)	(177)	—
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	468	298	0.1
Euro-Galaxy IV CLO, 3.10%, 07/30/28	05/26/2015	294	273	0.1
Euro-Galaxy IV CLO, 4.25%, 07/30/28	05/26/2015	384	334	0.1
Euro-Galaxy IV CLO, 6.00%, 07/30/28	05/26/2015	399	327	0.1
Gas Natural Fenosa Finance BV, 3.37%, callable at 100 beginning 04/24/24	04/22/2015	851	791	0.2
Gas Natural Fenosa Finance BV, 4.12%, callable at 100 beginning 11/18/22	11/13/2014	124	109	—
German Residential Funding Plc, 3.89%, 08/27/18	06/14/2013	721	606	0.2

See accompanying Notes to Financial Statements.

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 09/23/16	01/21/2014	$130	$130	—%
HSH Nordbank AG, 0.58%, 02/14/17	05/03/2013	645	567	0.1
Harvest CLO XI, 0.00%, 03/28/29	02/26/2015	980	847	0.2
Harvest CLO XI, 4.98%, 03/28/29	02/26/2015	299	289	0.1
Hellenic Republic Government Bond, 0.00%, 02/24/24	05/16/2016	522	481	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/2014	555	507	0.1
Indonesia Government International Bond, 6.75%, 01/15/44	09/04/2014	354	369	0.1
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/2016	(201)	(210)	—
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/2015	1,154	1,040	0.3
Intesa Sanpaolo SpA, 7.00%, callable at 100 beginning 01/19/21	01/13/2016	658	638	0.2
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/2016	93	93	—
Jubilee CDO BV, 4.95%, 01/15/24	03/28/2014	573	540	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/2015	741	697	0.2
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	608	435	0.1
Matterhorn Telecom SA, 3.88%, 05/01/22	03/08/2016	203	214	0.1
New Look Secured Issuer Plc, 6.50%, 07/01/22	03/07/2016	425	367	0.1
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	678	438	0.1
North Westerly CLO IV BV, 1.40%, 01/15/26	12/12/2013	2,676	2,157	0.5
Onorato Armatori SpA, 7.75%, 02/15/23	03/07/2016	1,038	940	0.2
Paragon Mortgages No. 13 Plc, 0.81%, 01/15/39	08/22/2013	503	490	0.1
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/2014	296	214	0.1
Petroleos de Venezuela SA, 5.25%, 04/12/17	09/05/2014	306	207	0.1
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/2014	147	105	—
PortAventura Entertainment Barcelona BV, 5.36%, 12/01/19	04/07/2016	114	110	—
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	08/28/2014	413	364	0.1
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	720	725	0.2
Punch Taverns Finance Plc, 0.59%, 07/15/21	12/19/2014	245	195	—
Punch Taverns Finance Plc, 6.09%, 10/15/27	10/09/2014	862	596	0.1
Repsol International Finance BV, 4.50%, 03/25/75	03/07/2016	256	283	0.1
Republic of Angola, 9.50%, 11/12/25	12/03/2015	201	198	—
Republic of Belarus, 8.95%, 01/26/18	06/24/2016	105	104	—
Republic of Ghana, 7.88%, 08/07/23	06/24/2016	174	174	—
Republic of Serbia, 5.88%, 12/03/18	09/04/2014	540	551	0.1
Russia Government Bond, 3.25%, 04/04/17	09/03/2015	400	405	0.1
Russia Government International Bond, 5.00%, 04/29/20	04/20/2016	636	647	0.2
Santander Drive Auto Receivables Trust, 5.75%, 11/15/21	06/30/2015	1,336	1,205	0.3
Schaeffler Holding Finance BV, 5.75%, 11/15/21	10/22/2014	287	271	0.1
Serbia International Bond, 4.88%, 02/25/20	05/13/2016	414	413	0.1
Solvay SA, 1.63%, 12/02/22	01/19/2016	(167)	(235)	—
Sorrento Park CLO Ltd., 5.99%, 11/16/27	11/03/2014	282	214	0.1
St. Paul’s CLO VI DAC, 6.50%, 07/22/29	05/23/2016	377	357	0.1
St. Paul’s CLO Ltd., 1.15%, 04/25/28	03/27/2014	1,720	1,380	0.3
Telecom Italia Finance SA, 6.13%, 11/15/16	06/13/2016	230	215	0.1
Telecom Italia SpA, 3.63%, 01/19/24	06/10/2016	367	354	0.1
Telefonica Europe BV, 4.20%, callable at 100 beginning 12/04/19	11/28/2014	562	551	0.1
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/2015	246	226	0.1
Tikehau CLO BV, 4.60%, 08/04/28	06/02/2016	199	188	—
Total SA, 3.88%, callable at 100 beginning 05/18/22	05/12/2016	828	834	0.2
UBS AG, 4.75%, 02/12/26	02/07/2014	1,217	1,084	0.3
UBS Group AG, 5.75%, callable at 100 beginning 02/19/22	02/17/2015	285	279	0.1
UBS Group AG, 6.87%, callable at 100 beginning 03/22/21	03/15/2016	950	929	0.2
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/2015	225	228	0.1
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	2,105	1,993	0.5
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	850	773	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/2014	742	731	0.2
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	113	94	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	982	983	0.2
Valeant Pharmaceuticals International Inc., 4.50%, 05/15/23	03/16/2015	651	537	0.1
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/2014	86	47	—
Virgin Media Secured Finance Plc, 4.88%, 01/15/27	05/24/2016	273	249	0.1
Virgin Media Secured Finance Plc, 5.50%, 01/15/25	05/24/2016	259	235	0.1
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/2015	648	522	0.1
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	767	578	0.1
		$72,167	$61,800	15.7%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price/Rate	Contracts	Value
Credit Default Swaptions
iTraxx Europe Crossover Series 25 Call Option, JPM	09/21/2016	5.00%	3,590,000	$(44)
iTraxx Europe Crossover Series 25 Put Option, JPM	09/21/2016	5.00%	3,590,000	(46)
			7,180,000	$(90)
Index Options
Financial Select Sector SPDR Fund Put Option	07/15/2016	21.00	175	$(1)
Health Care Select Sector SPDR Fund Put Option	07/15/2016	67.00	90	(1)
Industrial Select Sector SPDR Fund Put Option	08/19/2016	51.00	90	(2)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	08/19/2016	77.00	310	(4)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	08/19/2016	78.00	200	(4)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	07/15/2016	80.00	180	(2)
iShares MSCI Emerging Markets ETF Put Option	07/15/2016	29.00	90	—
iShares Russell 2000 ETF Put Option	07/15/2016	105.00	180	(2)
PowerShares QQQ Trust Series 1 Put Option	07/15/2016	100.00	90	(1)
SPDR S&P 500 ETF Trust Put Option	07/15/2016	202.00	90	(5)
SPDR S&P Oil & Gas Exploration & Production ETF Put Option	07/15/2016	30.00	90	(1)
			1,585	$(23)
Options on Securities
Southwestern Energy Co. Put Option	07/15/2016	10.00	65	$(1)

Summary of Written Options

	Notional USD	Contracts	Premiums
Options outstanding at December 31, 2015	$—	620	$36
Options written during the period	2,017	30,809,175	592
Options closed during the period	—	(3,995)	(173)
Options expired during the period	(2,017)	(23,624,150)	(313)
Options outstanding at June 30, 2016	$—	7,181,650	$142

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin	Contracts	Unrealized Depreciation
Euro-Bund Put Option	07/22/2016	EUR	165.50	(11)	64	$(11)

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	(3)	$(8)
Euro-Bobl Future	September 2016	(26)	(35)
Euro-BTP Future	September 2016	(19)	(25)
Euro-Bund Future	September 2016	6	18
Euro-Schatz Future	September 2016	(7)	(2)
NASDAQ 100 E-Mini Future	September 2016	(2)	4
S&P 500 E-Mini Index Future	September 2016	(79)	(12)
U.K. Long Gilt Future	September 2016	(12)	(99)
U.S. Treasury Long Bond Future	September 2016	(13)	(130)
U.S. Treasury Note Future, 10-Year	September 2016	(3)	(6)
U.S. Treasury Note Future, 5-Year	September 2016	(241)	(522)
Ultra 10-Year U.S. Treasury Note Future	September 2016	(7)	(34)
Ultra Long Term U.S. Treasury Bond Future	September 2016	(17)	(199)
			$(1,050)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	07/01/2016	BOA	EUR	550	$610	$(4)
EUR/USD	07/01/2016	DUB	EUR	780	866	4
EUR/USD	07/01/2016	CIT	EUR	1,170	1,298	6
EUR/USD	07/01/2016	BCL	EUR	1,360	1,510	13
EUR/USD	07/06/2016	DUB	EUR	49,800	55,270	(22)
EUR/USD	07/06/2016	CIT	EUR	600	666	—
EUR/USD	07/08/2016	BCL	EUR	3,310	3,674	26
EUR/USD	07/08/2016	DUB	EUR	190	211	—
EUR/USD	07/08/2016	MSC	EUR	2,796	3,104	(6)
EUR/USD	07/08/2016	GSC	EUR	534	592	(1)
EUR/USD	07/15/2016	DUB	EUR	190	211	2
EUR/USD	09/06/2016	JPM	EUR	20	22	—
EUR/USD	09/06/2016	DUB	EUR	85	94	(1)
EUR/USD	09/06/2016	HSB	EUR	25	28	—
EUR/USD	09/06/2016	CIT	EUR	10	11	—
EUR/USD	09/06/2016	BNP	EUR	15	17	—
EUR/USD	09/06/2016	UBS	EUR	53	59	—
EUR/USD	09/06/2016	BCL	EUR	23	25	—
GBP/USD	07/01/2016	BCL	GBP	400	533	(44)
GBP/USD	07/06/2016	CIT	GBP	5,000	6,656	(45)
GBP/USD	07/06/2016	DUB	GBP	2,592	3,451	(28)
USD/EUR	07/01/2016	GSC	EUR	(2,070)	(2,297)	39
USD/EUR	07/01/2016	BCL	EUR	(3,310)	(3,673)	(27)
USD/EUR	07/06/2016	DUB	EUR	(49,800)	(55,270)	322
USD/EUR	07/06/2016	CIT	EUR	(600)	(666)	14
USD/EUR	07/15/2016	DUB	EUR	(190)	(211)	—
USD/EUR	08/03/2016	DUB	EUR	(47,800)	(53,106)	7
USD/EUR	08/03/2016	CIT	EUR	(600)	(667)	—
USD/EUR	09/06/2016	JPM	EUR	(400)	(445)	3
USD/EUR	09/06/2016	CSI	EUR	(100)	(111)	2
USD/EUR	09/06/2016	BCL	EUR	(6)	(7)	—
USD/GBP	07/01/2016	BCL	GBP	(400)	(532)	50
USD/GBP	07/06/2016	CGM	GBP	(5,000)	(6,656)	669
USD/GBP	07/06/2016	DUB	GBP	(2,592)	(3,451)	346
USD/GBP	07/08/2016	SSB	GBP	(5,800)	(7,722)	(94)
USD/GBP	07/08/2016	DUB	GBP	(1,410)	(1,877)	(16)
USD/GBP	08/03/2016	CIT	GBP	(5,000)	(6,658)	44
USD/GBP	08/03/2016	DUB	GBP	(2,592)	(3,452)	27
					$(67,893)	$1,286

See accompanying Notes to Financial Statements.

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600		$(2)
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600		(2)
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290		(1)
N/A	3-Month LIBOR	Receiving	1.10%	01/26/2018	260		(1)
N/A	3-Month LIBOR	Receiving	1.02%	01/30/2018	700		(3)
N/A	3-Month LIBOR	Paying	1.25%	02/13/2018	240		2
N/A	3-Month LIBOR	Receiving	1.25%	02/13/2018	440		(4)
N/A	3-Month LIBOR	Receiving	1.24%	05/14/2018	330		(3)
N/A	3-Month LIBOR	Receiving	1.22%	08/14/2018	640		(6)
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019	290		(10)
N/A	3-Month LIBOR	Receiving	1.78%	12/23/2019	340		(11)
N/A	3-Month LIBOR	Paying	1.44%	01/22/2020	240		5
N/A	3-Month LIBOR	Receiving	1.67%	02/13/2020	80		(2)
N/A	3-Month LIBOR	Receiving	1.69%	02/20/2020	250		(7)
N/A	3-Month LIBOR	Receiving	1.69%	05/29/2020	480		(15)
N/A	3-Month LIBOR	Receiving	1.54%	11/04/2020	720		(19)
N/A	3-Month LIBOR	Receiving	1.91%	02/13/2022	130		(6)
N/A	3-Month LIBOR	Receiving	1.80%	04/02/2022	180		(7)
N/A	3-Month LIBOR	Receiving	1.92%	01/22/2025	300		(15)
N/A	3-Month LIBOR	Receiving	2.01%	10/23/2025	680		(39)
N/A	3-Month LIBOR	Receiving	2.10%	11/02/2025	120		(8)
N/A	6-Month Euribor	Receiving	0.44%	10/06/2019	EUR	12,180	(283)
							$(437)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	21st Century Fox America Inc., 3.70%, 09/15/2024	N/A	1.00%	06/20/2021	$1,600	$(44)	$(45)	$1
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	1,620	(30)	(57)	27
CIT	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	06/20/2020	350	(34)	(52)	18
CSI	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	12/20/2019	140	(13)	(22)	9
CGM	American Express Co., 7.00%, 03/19/2018	N/A	1.00%	06/20/2021	1,600	(41)	(40)	(1)
JPM	Anthem Inc., 5.88%, 06/15/2017	N/A	1.00%	09/20/2020	1,515	(33)	(26)	(7)
BOA	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	06/20/2021	750	(11)	(2)	(9)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	06/20/2021	1,250	(18)	(17)	(1)
CSI	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	12/20/2020	885	(10)	8	(18)
GSB	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	03/20/2020	1,875	(28)	(31)	3
BCL	Avnet Inc., 4.88%, 12/01/2022	N/A	1.00%	06/20/2021	2,400	(35)	(35)	—
BNP	Banco Comercial Portugues SA, 3.34%, 02/27/2017	N/A	5.00%	12/20/2020	113	9	(2)	11
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,600	(6)	3	(9)
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,315	(5)	2	(7)
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,085	(4)	2	(6)
BNP	Barclays Bank Plc, 1.50%, 04/04/2017	N/A	1.00%	06/20/2021	444	9	7	2
CGM	Barclays Bank Plc, 1.50%, 04/04/2017	N/A	1.00%	06/20/2021	2,009	39	17	22
BNP	Best Buy Co. Inc., 5.50%, 03/15/2021	N/A	5.00%	06/20/2021	455	(58)	(55)	(3)
CGM	BNP Paribas, 2.35%, 04/13/2017	N/A	1.00%	12/20/2020	407	(2)	(4)	2
JPM	Boston Scientific Corp., 2.65%, 10/01/2018	N/A	1.00%	06/20/2020	1,250	(33)	(31)	(2)
GSC	Cable & Wireless International Finance NV, 8.63%, 03/25/2019	N/A	5.00%	06/20/2021	222	(26)	(26)	—
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(36)	(50)	14
GSC	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2021	750	(8)	(6)	(2)
GSC	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2021	750	(9)	(4)	(5)
JPM	Caterpliiar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2021	1,500	(17)	(6)	(11)
GSC	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,600	(6)	1	(7)
JPM	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,315	(5)	3	(8)
JPM	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,085	(3)	3	(6)
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	23	—	—	—
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	23	—	—	—
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	23	—	—	—
BCL	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	22	—	—	—
BNP	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	47	(1)	—	(1)
BNP	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2020	139	(1)	2	(3)
GSC	Credit Suisse Group AG, 5.00%, 07/29/2019	N/A	1.00%	12/20/2020	333	8	1	7
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	250	6	5	1
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	100	2	2	—
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(12)	(4)	(8)
BOA	Duke Energy Carolinas LLC, 6.10%, 06/01/2037	N/A	1.00%	06/20/2021	2,090	(86)	(89)	3
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	25	38	(13)
CGM	Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	N/A	5.00%	06/20/2021	750	(128)	(126)	(2)
GSC	Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	N/A	5.00%	06/20/2021	400	(69)	(66)	(3)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	$520	$43	$32	$11
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	328	70	50	20
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	44	10	6	4
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	85	7	6	1
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	89	7	5	2
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	88	7	5	2
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	61	13	7	6
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	09/20/2020	695	169	71	98
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	317	67	49	18
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	39	9	5	4
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	06/20/2021	1,600	6	13	(7)
CGM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	06/20/2021	875	3	9	(6)
JPM	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2021	169	—	—	—
JPM	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2021	472	1	5	(4)
MSC	Halliburton Co., 8.75%, 02/15/2021	N/A	1.00%	06/20/2021	1,806	3	—	3
JPM	Home Depot Inc., 5.88%, 12/16/2036	N/A	1.00%	06/20/2021	1,250	(45)	(47)	2
CSI	HP Inc., 4.65%, 12/09/2021	N/A	1.00%	06/20/2021	875	28	27	1
GSC	HP Inc., 4.65%, 12/09/2021	N/A	1.00%	06/20/2021	850	27	28	(1)
GSC	HP Inc., 4.65%, 12/09/2021	N/A	1.00%	06/20/2021	500	15	24	(9)
MSC	HP Inc., 4.65%, 12/09/2021	N/A	1.00%	06/20/2021	1,300	41	57	(16)
BCL	Iberdrola International BV, 2.88%, 11/11/2020	N/A	1.00%	12/20/2020	78	(1)	—	(1)
JPM	Iberdrola International BV, 2.88%, 11/11/2020	N/A	1.00%	12/20/2020	311	(2)	1	(3)
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(30)	(50)	20
CGM	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	3,107	(23)	(35)	12
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,254	(10)	(7)	(3)
CGM	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,220	(17)	(27)	10
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,675	(21)	(15)	(6)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,020	(117)	254	(371)
BCL	ITV Plc, 6.13%, 01/05/2017	N/A	5.00%	12/20/2020	111	(19)	(19)	—
BNP	ITV Plc, 6.13%, 01/05/2017	N/A	5.00%	12/20/2020	111	(19)	(19)	—
JPM	ITV Plc, 6.13%, 01/05/2017	N/A	5.00%	12/20/2020	111	(19)	(19)	—
BOA	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	06/20/2021	950	(16)	(12)	(4)
GSC	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	06/20/2021	2,995	(48)	(35)	(13)
BNP	Ladbrokes Group Finance Plc, 7.63%, 03/05/2017	N/A	1.00%	06/20/2021	155	17	13	4
CGM	Ladbrokes Group Finance Plc, 7.63%, 03/05/2017	N/A	1.00%	12/20/2020	42	4	3	1
BOA	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	222	(3)	3	(6)
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	113	(1)	—	(1)
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	108	(2)	1	(3)
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	184	(3)	3	(6)
GSC	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	185	(3)	3	(6)
JPM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	267	(4)	4	(8)
JPM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2020	185	(3)	4	(7)
GSC	Lennar Corp., 4.75%, 12/15/2017	N/A	5.00%	12/20/2019	200	(24)	(27)	3
CGM	Lloyds Bank Plc, 1.50%, 05/02/2017	N/A	1.00%	06/20/2021	2,009	18	(4)	22
CGM	Lloyds Bank Plc, 1.50%, 05/02/2017	N/A	1.00%	06/20/2021	444	3	2	1
CGM	Loews Corp., 6.00%, 02/01/2035	N/A	1.00%	06/20/2021	1,600	(50)	(50)	—
GSC	Louis Dreyfus Commodities BV, 4.00%, 12/04/2020	N/A	5.00%	06/20/2021	306	(5)	16	(21)
JPM	Lowe’s Cos. Inc., 4.63%, 04/15/2020	N/A	1.00%	06/20/2021	1,250	(46)	(48)	2
DUB	Macquarie Bank Ltd., 6.00%, 09/21/2020	N/A	1.00%	12/20/2020	300	10	23	(13)
BCL	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	444	16	12	4
BNP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	255	9	10	(1)
BNP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	124	5	5	—
BNP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	124	5	5	—
BNP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	125	5	5	—
JPM	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	122	4	5	(1)
JPM	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	06/20/2021	122	4	5	(1)
GSC	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	615	(11)	(9)	(2)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
GSC	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	$635	$(12)	$(10)	$(2)
CGM	Melia Hotels International SA, 4.50%, 04/04/2018	N/A	5.00%	12/20/2020	111	(19)	(19)	—
CGM	Melia Hotels International SA, 4.50%, 04/04/2018	N/A	5.00%	12/20/2020	133	(22)	(25)	3
GSC	Melia Hotels International SA, 4.50%, 04/04/2018	N/A	5.00%	12/20/2020	189	(32)	(35)	3
CGM	MetLife Inc., 4.75%, 02/08/2021	N/A	1.00%	06/20/2021	1,321	20	22	(2)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(27)	(38)	11
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(7)	(10)	3
CSI	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2020	109	(4)	(9)	5
CSI	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2020	146	(5)	(12)	7
GSC	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2020	133	(4)	(5)	1
JPM	Morgan Stanley, 3.75%, 02/25/2023	N/A	1.00%	06/20/2021	1,600	6	10	(4)
JPM	Morgan Stanley, 3.75%, 02/25/2023	N/A	1.00%	06/20/2021	2,400	10	25	(15)
BCL	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	09/20/2020	50	1	2	(1)
BOA	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	09/20/2020	375	2	11	(9)
GSC	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	12/20/2020	245	3	5	(2)
GSC	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	12/20/2020	690	7	17	(10)
JPM	Motorola Solutions Inc., 7.50%, 05/15/2025	N/A	1.00%	12/20/2020	500	5	18	(13)
CGM	Navient Corp., 5.50%, 01/25/2023	N/A	5.00%	09/20/2020	200	2	3	(1)
JPM	Navient Corp., 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	11	7	4
CSI	New Look Senior Issuer Plc, 8.00%, 07/01/2023	N/A	5.00%	12/20/2020	67	4	(1)	5
CSI	New Look Senior Issuer Plc, 8.00%, 07/01/2023	N/A	5.00%	12/20/2020	155	8	(3)	11
GSC	New Look Senior Issuer Plc, 8.00%, 07/01/2023	N/A	5.00%	06/20/2021	222	16	(1)	17
CGM	Numericable-SFR, 5.38%, 05/15/2022	N/A	5.00%	12/20/2016	400	(9)	(16)	7
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	30	22	8
JPM	Omnicom Group Inc., 4.45%, 08/15/2020	N/A	1.00%	06/20/2021	889	(27)	(26)	(1)
CGM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,700	8	37	(29)
GSC	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2020	1,000	4	14	(10)
CGM	Prudential Financial Inc., 6.10%, 06/15/2017	N/A	1.00%	06/20/2021	1,000	11	15	(4)
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	400	(32)	(45)	13
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	500	(41)	(55)	14
JPM	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2021	200	10	11	(1)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	(3)	23	(26)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	(1)	14	(15)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2021	2,000	163	185	(22)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,380	(28)	91	(119)
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(11)	(10)	(1)
GSC	Sprint Communications, 8.38%, 08/15/2017	N/A	5.00%	12/20/2020	400	53	136	(83)
GSC	Standard Chartered Bank, 5.88%, 09/26/2017	N/A	1.00%	06/20/2021	344	27	35	(8)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	06/20/2021	1,062	66	65	1
JPM	Statoil ASA, 3.13%, 08/17/2017	N/A	1.00%	12/20/2020	222	(6)	2	(8)
CSI	Stena AB, 6.13%, 02/01/2017	N/A	5.00%	12/20/2016	444	(9)	(8)	(1)
BCL	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2020	107	2	1	1
BOA	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2020	222	5	2	3
CGM	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2020	164	4	2	2
JPM	Target Corp., 5.38%, 05/01/2017	N/A	1.00%	06/20/2021	1,250	(36)	(45)	9
CSI	Techem, 6.13%, 10/01/2019	N/A	5.00%	06/20/2021	166	(27)	(30)	3
CSI	Techem, 6.13%, 10/01/2019	N/A	5.00%	06/20/2021	111	(17)	(20)	3
JPM	Textron Inc., 5.60%, 12/01/2017	N/A	1.00%	09/20/2020	700	(6)	(4)	(2)
GSB	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	968	(30)	(39)	9
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	970	(30)	(39)	9
JPM	The Walt Disney Company, 2.55%, 02/15/2022	N/A	1.00%	06/20/2021	1,600	(61)	(57)	(4)
JPM	Time Warner Inc., 2.10%, 06/01/2019	N/A	1.00%	06/20/2021	2,850	(53)	(39)	(14)
CSI	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2021	350	9	10	(1)
CSI	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	782	(15)	(14)	(1)
CSI	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	362	(6)	(6)	—
JPM	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	2,126	(39)	(38)	(1)
JPM	Verizon Communications, 2.55%, 06/17/2019	N/A	1.00%	06/20/2021	985	(19)	(18)	(1)
BNP	VF Corp., 5.95%, 11/01/2017	N/A	1.00%	12/20/2020	285	(3)	(6)	3

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
BOA	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2021	$665	$16	$40	$(24)
GSC	Wells Fargo & Co., 5.63%, 12/11/2017	N/A	1.00%	06/20/2021	2,400	(49)	(43)	(6)
JPM	Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	06/20/2021	425	8	13	(5)
BCL	Xerox Corp., 6.35%, 05/15/2018	N/A	1.00%	06/20/2021	400	30	32	(2)
CSI	Xerox Corp., 6.35%, 05/15/2018	N/A	1.00%	06/20/2021	400	30	28	2
GSC	Xerox Corp., 6.35%, 05/15/2018	N/A	1.00%	06/20/2021	400	31	29	2
GSC	Xerox Corp., 6.35%, 05/15/2018	N/A	1.00%	06/20/2021	400	30	28	2
JPM	XLIT Ltd, 6.25%, 05/15/2027	N/A	1.00%	06/20/2021	1,250	(30)	(34)	4
					$123,112	$(718)	$(154)	$(564)
Credit default swap agreements - sell protection (3)
CGM	BNP Paribas, 2.35%, 04/13/2017	0.94%	1.00%	06/20/2021	$(2,009)	$6	$15	$(9)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.71%	5.00%	06/20/2020	(222)	20	35	(15)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.20%	5.00%	03/20/2019	(200)	15	39	(24)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.20%	5.00%	03/20/2019	(200)	15	38	(23)
GSC	Community Health Systems Inc., 8.00%, 11/15/2019	8.26%	5.00%	06/20/2021	(500)	(63)	(44)	(19)
CGM	Credit Suisse Group AG, 5.00%, 07/29/2019	1.67%	1.00%	06/20/2021	(2,009)	(63)	(33)	(30)
BCL	Hertz Corp., 7.50%, 10/15/2018	4.52%	5.00%	06/20/2021	(300)	7	(5)	12
CGM	Hertz Corp., 7.50%, 10/15/2018	4.52%	5.00%	06/20/2021	(535)	12	(14)	26
JPM	Hertz Corp., 7.50%, 10/15/2018	4.52%	5.00%	06/20/2021	(320)	7	(8)	15
JPM	Hertz Corp., 7.50%, 10/15/2018	4.52%	5.00%	06/20/2021	(400)	9	4	5
CGM	iTraxx Europe Subordinated Series 19	N/A	5.00%	06/20/2018	(2,219)	171	189	(18)
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(999)	92	211	(119)
CGM	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,776)	164	182	(18)
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,431)	132	299	(167)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(710)	65	149	(84)
BBP	Republic of France, 4.25%, 04/25/2019	0.55%	0.25%	06/20/2023	(780)	(16)	(61)	45
CIT	Republic of France, 4.25%, 04/25/2019	0.55%	0.25%	06/20/2023	(530)	(11)	(44)	33
GSC	Scandinavian Airlines	6.60%	5.00%	12/20/2017	(133)	(2)	(4)	2
GSC	Scandinavian Airlines	7.42%	5.00%	06/20/2019	(488)	(29)	(40)	11
BNP	Telecom Italia SpA, 5.38%, 01/29/2019	2.29%	1.00%	06/20/2021	(444)	(27)	(18)	(9)
BNP	Telecom Italia SpA, 5.38%, 01/29/2019	2.29%	1.00%	06/20/2021	(433)	(26)	(19)	(7)
JPM	Teva Pharmaceuticals Corp., 3.65%, 11/10/2021	0.80%	1.00%	06/20/2020	(1,250)	10	9	1
GSC	Wind Acquisition Finance SA, 7.00%, 04/23/2021	4.37%	5.00%	06/20/2021	(105)	3	4	(1)
					$(17,993)	$491	$884	$(393)

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$3,015	$(97)	$(28)
N/A	CDX.NA.IG.26	1.00%	06/20/2021	4,372	(46)	(8)
N/A	iTraxx Europe Crossover Series 25	5.00%	06/20/2021	20,043	(1,266)	110
				$27,430	$(1,409)	$74

Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	$(3,564)	$146	$142
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(647)	6	1
N/A	iTraxx Europe Senior Series 23	1.00%	06/20/2020	(1,272)	12	(16)
N/A	iTraxx Europe Senior Series 25	1.00%	06/20/2021	(1,481)	12	2
N/A	iTraxx Europe Senior Series 25	1.00%	06/20/2021	(1,260)	(8)	(12)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(1,190)	17	(10)
				$(9,414)	$185	$107

See accompanying Notes to Financial Statements.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
BNP	Caterpillar Inc.	3-Month LIBOR -0.20%	12/14/2016	$(135)	$2
BNP	Community Health Systems Inc.	3-Month LIBOR -0.25%	12/16/2016	(17)	1
BNP	Community Health Systems Inc.	3-Month LIBOR -0.25%	12/16/2016	(15)	1
BNP	General Electric Co.	3-Month LIBOR -0.25%	02/01/2017	(77)	(2)
BNP	General Electric Co.	3-Month LIBOR -0.30%	02/13/2017	(75)	(4)
BNP	Intel Corp.	3-Month LIBOR -0.30%	04/04/2017	(95)	(4)
BNP	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.50%	12/19/2016	(397)	(9)
BNP	iShares iBoxx USD High Yield Corporate Bond ETF	3-Month LIBOR -1.00%	11/17/2016	(331)	(9)
BNP	Micron Technology Inc.	3-Month LIBOR -0.10%	12/15/2016	(30)	(11)
BNP	Micron Technology Inc.	3-Month LIBOR -0.25%	10/03/2016	(78)	(5)
BNP	Quorum Health Corp.	3-Month LIBOR -0.25%	05/02/2017	(3)	—
BNP	Quorum Health Corp.	3-Month LIBOR -0.25%	05/02/2017	(3)	—
BNP	Tenet Healthcare Corp.	3-Month LIBOR -0.25%	12/21/2016	(28)	—
BNP	Western Digital Corp.	3-Month LIBOR -0.30%	02/10/2017	(86)	(21)
BOA	Alere Inc.	3-Month LIBOR -0.30%	05/03/2017	(40)	(2)
BOA	Alibaba Group Holding Ltd.	3-Month LIBOR -0.30%	06/02/2017	(154)	(5)
BOA	Alibaba Group Holding Ltd.	3-Month LIBOR -0.30%	06/03/2017	(57)	(3)
BOA	Alibaba Group Holding Ltd.	3-Month LIBOR -0.75%	06/17/2017	(85)	(3)
BOA	Alibaba Group Holding Ltd.	3-Month LIBOR -0.75%	06/24/2017	(50)	(2)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/08/2017	(113)	3
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/15/2017	(135)	(1)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	05/04/2017	(74)	(2)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	05/27/2017	(79)	(4)
BOA	Community Health Systems Inc.	3-Month LIBOR -0.30%	03/04/2017	(28)	3
BOA	Community Health Systems Inc.	3-Month LIBOR -0.30%	04/29/2017	(23)	6
BOA	Hertz Global Holdings Inc.	3-Month LIBOR -0.30%	06/17/2017	(69)	(3)
BOA	Intel Corp.	3-Month LIBOR -0.30%	04/06/2017	(48)	(1)
BOA	Intel Corp.	3-Month LIBOR -0.30%	04/07/2017	(94)	(5)
BOA	Intel Corp.	3-Month LIBOR -0.30%	04/15/2017	(95)	(4)
BOA	Intel Corp.	3-Month LIBOR -0.30%	05/12/2017	(75)	(7)
BOA	Intel Corp.	3-Month LIBOR -0.30%	05/17/2017	(210)	(20)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.50%	05/06/2017	(419)	(4)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.65%	03/28/2017	(208)	(5)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.75%	04/05/2017	(461)	(4)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.00%	06/16/2017	(413)	(11)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.05%	06/10/2017	(255)	(3)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.15%	12/15/2016	(218)	(2)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.25%	05/13/2017	(916)	(15)
BOA	Mallinckrodt Plc	3-Month LIBOR -0.30%	10/26/2016	(81)	6
BOA	Mallinckrodt Plc	3-Month LIBOR -0.30%	11/15/2016	(42)	(1)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	07/05/2016	(73)	(3)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	10/06/2016	(56)	(14)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	11/17/2016	(48)	(21)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	03/30/2017	(53)	(16)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	06/29/2017	(73)	(3)
BOA	Quorum Health Corp.	3-Month LIBOR -0.30%	05/02/2017	(6)	1
BOA	Quorum Health Corp.	3-Month LIBOR -0.30%	05/02/2017	(5)	1
BOA	Western Digital Corp.	3-Month LIBOR -0.30%	04/05/2017	(66)	(5)
BOA	Western Digital Corp.	3-Month LIBOR -0.30%	04/15/2017	(81)	(14)
CIT	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.80%	06/14/2017	(1,286)	(28)
MLP	General Electric Co.	3-Month LIBOR -0.20%	01/22/2017	(231)	(7)
MLP	General Electric Co.	3-Month LIBOR -0.20%	01/27/2017	(99)	(2)
MLP	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.80%	02/05/2017	(306)	(3)
					$(264)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Over the Counter Contracts for Differences

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts Long (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	Anglo American Plc	1-Month GBP LIBOR - 0.25%	TBD	(44)	GBP	(276)	$(56)
BOA	APERAM	Euro Interbank Offered Rate - 0.28%	TBD	(7)	EUR	(236)	17
BOA	Banco Bilbao Vizcaya Argentaria SA	Euro Interbank Offered Rate - 0.28%	TBD	(5)	EUR	(26)	—
BOA	Banco Santander	Euro Interbank Offered Rate + 0.30%	TBD	26	EUR	90	—
BOA	BNP Paribas	Euro Interbank Offered Rate + 0.30%	TBD	2	EUR	82	—
BOA	Eurobank Ergasias SA	Euro Interbank Offered Rate + 1.00%	TBD	231	EUR	175	(52)
BOA	Hellenic Telecommunications Organization SA	Euro Interbank Offered Rate + 1.00%	TBD	52	EUR	407	20
BOA	ING Group	Euro Interbank Offered Rate + 0.30%	TBD	6	EUR	55	—
BOA	Intesa Sanpaolo Bank	Euro Interbank Offered Rate + 0.30%	TBD	28	EUR	46	2
BOA	Ladbrokes Plc	1-Month GBP LIBOR + 0.25%	TBD	115	GBP	144	(21)
BOA	Lloyds Banking Group Plc	1-Month GBP LIBOR - 0.25%	TBD	(546)	GBP	(294)	(2)
BOA	Numericable - SFR SAS	Euro Interbank Offered Rate + 0.30%	TBD	8	EUR	205	(22)
BOA	Societe Generale	Euro Interbank Offered Rate + 0.30%	TBD	1	EUR	36	—
							$(114)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/DFA U.S. Micro Cap Fund ‡

	Shares/Par †	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 14.9%
Children’s Place Retail Stores Inc.	3	$220
EW Scripps Co. - Class A (a) (b)	13	204
La-Z-Boy Inc.	7	188
Other Securities		11,831
		12,443
CONSUMER STAPLES - 3.2%
Dean Foods Co.	11	191
WD-40 Co.	2	222
Other Securities		2,294
		2,707
ENERGY - 2.5%
Tetra Technologies Inc. (a)	11	68
Other Securities		2,039
		2,107
FINANCIALS - 22.2%
Astoria Financial Corp.	13	200
Community Bank System Inc.	5	189
Independent Bank Corp.	3	137
Independent Bank Group Inc.	1	51
Navigators Group Inc.	2	181
Northwest Bancshares Inc.	13	192
Other Securities		17,601
		18,551
HEALTH CARE - 10.2%
AMN Healthcare Services Inc. (a)	6	255
Cambrex Corp. (a)	4	207
Conmed Corp.	4	180
ICU Medical Inc. (a)	2	227
Natus Medical Inc. (a)	5	182
Other Securities		7,437
		8,488
INDUSTRIALS - 20.8%
AAON Inc.	7	190
Apogee Enterprises Inc.	4	182
AZZ Inc.	3	203
Exponent Inc.	3	185
Franklin Electric Co. Inc. (b)	5	180
G&K Services Inc. - Class A	3	199
Hawaiian Holdings Inc. (a)	6	226
Insperity Inc.	3	266
John Bean Technologies Corp.	4	239
MasTec Inc. (a) (b)	8	179
Mueller Water Products Inc. - Class A	19	212
Tetra Tech Inc.	4	113
Trex Co. Inc. (a)	4	186
Universal Forest Products Inc.	3	265
Other Securities		14,584
		17,409
INFORMATION TECHNOLOGY - 15.3%
Advanced Energy Industries Inc. (a)	5	196
Cardtronics Inc. (a)	5	192
CSG Systems International Inc.	5	199
Ebix Inc. (b)	4	189
ExlService Holdings Inc. (a)	4	224
Itron Inc. (a)	4	189
NetGear Inc. (a)	4	202
Semtech Corp. (a)	8	187
Tessera Technologies Inc.	6	188
Other Securities		10,982
		12,748
MATERIALS - 5.5%
Headwaters Inc. (a)	10	182
Kaiser Aluminum Corp.	2	203
Other Securities		4,175
		4,560
TELECOMMUNICATION SERVICES - 2.1%
Consolidated Communications Holdings Inc. (b)	7	193
Shenandoah Telecommunications Co.	7	268
Other Securities		1,273
		1,734
UTILITIES - 2.9%
American States Water Co.	4	196
California Water Service Group (b)	6	212
El Paso Electric Co.	4	182
Empire District Electric Co.	6	199
MGE Energy Inc.	4	206
Northwest Natural Gas Co.	4	228
Pattern Energy Group Inc. - Class A (b)	8	192
Other Securities		1,009
		2,424
Total Common Stocks (cost $76,484)		83,171

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 0.2%
JNL Money Market Fund, 0.26% (c) (d)	161	161
Securities Lending Collateral - 8.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (d)	7,387	7,387
Total Short Term Investments (cost $7,548)		7,548

Total Investments - 108.6% (cost $84,032)		90,719
Other Assets and Liabilities, Net - (8.6%)		(7,190)
Total Net Assets - 100.0%		$83,529

Portfolio Composition:		Percentage of Total Investments
Financials		20.5%
Industrials		19.0
Information Technology		14.2
Consumer Discretionary		13.7
Health Care		9.4
Materials		5.0
Consumer Staples		3.0
Utilities		2.7
Energy		2.3
Telecommunication Services		1.9
Short Term Investments		8.3
Total Investments		100.0%

(a)                                 Non-income producing security.

(b)                                 All or a portion of the security was on loan.

(c)                                  Investment in affiliate.

(d)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/DoubleLine Total Return Fund ‡

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 40.2%
Adjustable Rate Mortgage Trust REMIC, 3.08%, 08/25/35 (a)	$11,172	$10,216
ALM X Ltd. REMIC, 3.23%, 01/15/25 (a) (b)	1,000	955
ALM XIV Ltd., 2.73%, 07/28/26 (a) (b)	1,000	992

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ALM XIX LLC
2.18%, 07/15/28 (a) (b)	2,500	2,493
2.83%, 07/15/28 (a) (b)	2,500	2,505
Alternative Loan Trust REMIC
5.50%, 07/25/35	6,320	5,882
6.00%, 08/25/36	4,082	3,545
6.00%, 08/25/36	4,117	3,633
Avery Point CLO Ltd.
4.08%, 07/17/25 (a) (b)	500	434
2.16%, 04/25/26 (a) (b)	5,000	4,977
3.74%, 04/25/26 (a) (b)	500	488
Avery Point III CLO Ltd., 2.03%, 01/18/25 (a) (b)	500	495
Banc of America Alternative Loan Trust REMIC
6.00%, 02/25/36	17,771	17,006
6.50%, 05/25/36	10,219	8,707
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	5,150	5,350
Banc of America Re-Remic Trust REMIC, 2.81%, 06/15/18 (a) (b)	2,000	1,975
BlueMountain CLO II Ltd., 1.47%, 07/15/18 (a) (b)	500	486
BlueMountain CLO Ltd.
2.06%, 11/20/24 (a) (b)	2,000	1,998
3.07%, 11/30/26 (a) (b)	500	504
2.88%, 04/13/27 (a) (b)	1,500	1,496
2.11%, 10/20/27 (a) (b)	5,000	4,973
Carlyle Global Market Strategies CLO Ltd.
2.02%, 01/20/25 (a) (b)	2,500	2,495
2.74%, 01/20/28 (a) (b)	2,000	1,993
3.38%, 01/20/28 (a) (b)	5,000	4,983
3.74%, 01/20/28 (a) (b)	1,000	993
Carlyle Global Market Strategies Ltd., 2.15%, 04/17/25 (a) (b)	1,000	997
Chase Mortgage Finance Trust REMIC, 6.00%, 10/25/36	15,194	12,479
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	6,145	5,048
5.44%, 01/25/38	5,533	4,373
CIM Trust REMIC
12.32%, 08/26/55 (a) (b)	25,000	20,905
12.17%, 02/27/56 (a) (b)	25,000	20,391
12.21%, 02/27/56 (a) (b)	25,000	20,386
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (a)	2,149	2,157
3.64%, 09/10/24	1,766	1,919
Interest Only, 1.45%, 05/10/47 (a)	35,612	2,607
Interest Only, 1.51%, 02/10/49 (a)	22,057	2,050
Interest Only, 1.88%, 04/15/49 (a)	18,433	2,196
Citigroup Mortgage Loan Trust REMIC, 6.00%, 05/25/37 (a) (b)	6,126	5,814
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	3,513	3,098
6.00%, 05/25/37	3,161	2,690
COMM Mortgage Trust REMIC
4.80%, 12/10/25 (a)	2,274	2,263
4.80%, 02/12/49	1,340	1,294
Interest Only, 1.14%, 10/10/25 (a)	20,133	1,480
Interest Only, 1.54%, 10/10/46 (a)	38,774	2,576
Interest Only, 1.34%, 05/10/47 (a)	38,203	2,276
Interest Only, 1.21%, 10/10/48 (a)	30,772	2,148
Commercial Mortgage Pass-Through Certificates REMIC
4.88%, 08/10/24 (a)	1,500	1,534
Interest Only, 1.33%, 02/10/48 (a)	29,777	2,017
Commercial Mortgage Trust REMIC
3.82%, 05/10/24	1,766	1,931
3.59%, 10/10/24	1,766	1,921
3.83%, 01/10/25 (a)	1,820	1,904
3.80%, 04/10/25	3,000	3,232
Credit Suisse Commercial Mortgage Trust REMIC
5.51%, 09/15/16	1,489	1,489
6.14%, 07/15/17 (a)	4,500	4,552
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	7,636	4,922
6.00%, 12/25/35	11,759	9,673
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (a)	1,651	1,707
6.00%, 03/25/36	7,597	6,312
CSMC Trust REMIC
5.50%, 05/25/19 (b) (c)	9,857	9,852
3.00%, 03/25/29 (a) (b)	9,922	10,205
2.88%, 11/27/37 (a) (b)	15,500	14,200
4.25%, 07/26/55 (a) (b)	13,003	12,854
CSMLT Trust REMIC
3.50%, 08/25/34 (a) (b)	8,579	8,718
3.50%, 06/25/36 (a) (b)	18,218	18,743
DB Master Finance LLC, 3.26%, 02/20/19 (b)	9,875	9,967
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.75%, 09/25/47 (a)	31,800	24,828
First Horizon Asset Securities Inc. REMIC, 6.25%, 11/25/37	9,233	7,662
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,609
6.24%, 09/10/17 (a)	4,000	4,018
GS Mortgage Securities Corp. II REMIC, 5.99%, 05/10/17 (a)	1,779	1,823
GS Mortgage Securities Trust
2.37%, 02/15/18 (a) (b)	2,238	2,253
REMIC, 3.63%, 11/13/24	1,500	1,630
REMIC, Interest Only, 1.53%, 10/10/25 (a)	24,902	2,234
REMIC, Interest Only, 1.34%, 04/10/47 (a)	21,814	1,335
REMIC, Interest Only, 1.01%, 09/10/47 (a)	48,980	2,448
REMIC, Interest Only, 0.99%, 11/10/48 (a)	34,881	2,091
IndyMac INDA Mortgage Loan Trust REMIC, 2.87%, 09/25/36 (a)	8,679	7,388
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 07/15/24 (a)	2,000	2,031
3.49%, 12/15/24	950	1,023
4.82%, 10/15/25 (a)	2,370	2,212
4.77%, 11/15/25 (a)	2,224	2,214
Interest Only, 1.87%, 06/15/49 (a)	25,607	2,862
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.69%, 01/17/17 (a) (b)	1,000	992
6.09%, 09/12/17 (a)	2,500	2,609
5.37%, 05/15/47	2,471	2,463
5.89%, 02/12/49 (a)	2,000	2,036
6.28%, 02/12/51 (a)	1,245	1,239
6.20%, 02/15/51 (a)	1,160	1,203
JPMorgan Mortgage Acquisition Trust REMIC, 0.56%, 05/25/37 (a)	993	986
JPMorgan Resecuritization Trust REMIC, 4.82%, 03/26/37 (a) (b)	5,474	4,396
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,011
5.49%, 02/15/40	3,000	3,043
5.87%, 09/15/45 (a)	2,790	2,919
Madison Park Funding IV Ltd.
0.95%, 03/22/21 (a) (b)	1,500	1,448
2.08%, 03/22/21 (a) (b)	500	469

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Madison Park Funding Ltd.
3.73%, 07/20/26 (a) (b)	500	491
4.58%, 10/21/26 (a) (b)	1,500	1,410
Madison Park Funding XV Ltd., 4.33%, 01/27/26 (a) (b)	500	469
Madison Park Funding XVI Ltd., 3.63%, 04/20/26 (a) (b)	1,500	1,460
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.49%, 09/15/24	1,500	1,532
3.53%, 11/15/24	2,000	2,164
4.00%, 12/15/24	2,000	1,921
4.16%, 01/15/25	1,200	1,262
4.46%, 01/15/25	1,200	1,151
4.68%, 09/15/25 (a)	2,320	2,299
4.91%, 04/15/26 (a)	676	688
Interest Only, 1.45%, 01/15/26 (a)	24,482	2,131
Interest Only, 1.76%, 02/15/46 (a)	26,685	1,786
Morgan Stanley Capital I Trust REMIC
3.69%, 08/11/21 (a) (b)	2,000	2,024
5.48%, 02/12/44 (a)	2,594	2,625
5.41%, 03/15/44	4,421	4,506
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	1,860	1,210
6.00%, 08/25/37	2,870	2,480
New Residential Mortgage Loan Trust REMIC, 3.75%, 03/25/56 (a) (b)	37,702	39,386
NYMT Residential LLC, 4.00%, 03/25/19 (b) (c)	31,789	31,866
OneMain Financial Issuance Trust
2.43%, 08/18/17 (b)	21,506	21,530
2.57%, 10/18/18 (b)	8,795	8,793
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47	12,391	12,834
RALI Series Trust REMIC, 5.75%, 01/25/34	3,859	3,909
RALI Trust REMIC
3.87%, 09/25/35 (a)	3,928	3,136
3.98%, 01/25/36 (a)	9,608	7,653
6.00%, 05/25/36	6,671	5,658
RAMP Trust REMIC, 0.77%, 11/25/35 (a)	13,085	10,644
RBSGC Mortgage Loan Trust REMIC
0.90%, 01/25/37 (a)	7,884	4,549
6.75%, 01/25/37	10,846	9,963
Interest Only, 5.60%, 01/25/37 (a)	7,884	1,893
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	5,434	4,453
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	5,470	4,653
6.25%, 11/25/36	12,463	8,282
0.90%, 04/25/37 (a)	8,850	4,391
42.91%, 04/25/37 (a)	1,154	2,781
6.00%, 08/25/37	26,572	21,918
Residential Funding Mortgage Securities Inc. Trust REMIC
5.50%, 05/25/35	5,112	5,278
6.00%, 07/25/36	950	881
6.00%, 11/25/36	5,488	5,082
6.00%, 02/25/37	2,156	1,947
6.00%, 04/25/37	4,619	4,060
6.00%, 05/25/37	17,072	15,359
6.00%, 07/25/37	4,085	3,671
Shenton Aircraft Investments I Ltd., 4.75%, 11/15/27 (b)	14,201	13,928
SpringCastle America Funding LLC, 2.70%, 05/25/23 (b)	11,538	11,577
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	9,973
6.00%, 12/25/65 (a) (b)	10,000	9,973
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.92%, 11/25/35 (a)	14,493	12,899
Structured Asset Securities Corp. Trust REMIC, 5.75%, 04/25/35	14,928	13,646
Venture CDO Ltd., 2.13%, 04/15/26 (a) (b)	2,500	2,480
Venture XIV CLO Ltd.
2.52%, 08/28/25 (a) (b)	500	487
4.42%, 08/28/25 (a) (b)	500	438
Venture XV CLO Ltd., 3.73%, 07/15/25 (a) (b)	1,250	1,238
Venture XVII CLO Ltd.
2.11%, 07/15/26 (a) (b)	2,500	2,475
2.73%, 07/15/26 (a) (b)	500	492
Venture XVIII CLO Ltd., 2.08%, 10/15/26 (a) (b)	3,000	2,972
Venture XX CLO Ltd., 2.12%, 04/15/27 (a) (b)	2,000	1,981
VOLT XLIII LLC, 4.25%, 03/26/46 (b) (c)	9,645	9,709
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,035
5.66%, 03/15/45 (a)	182	182
5.70%, 06/15/49 (b)	1,695	1,740
6.15%, 02/15/51 (a)	5,000	4,959
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	5,584	4,703
6.00%, 07/25/36	3,127	2,633
5.50%, 04/25/37	4,483	4,220
Waterfall Commercial Mortgage Trust REMIC, 4.10%, 09/19/22 (a) (b)	17,074	16,413
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	6,738	6,234
6.25%, 07/25/37	6,377	5,719
6.25%, 11/25/37	2,255	2,081
Wells Fargo Commercial Mortgage Trust
Interest Only, 1.55%, 04/15/50 (a)	24,790	2,003
REMIC, 4.77%, 11/15/25 (a)	1,850	1,865
REMIC, 3.76%, 11/18/25 (a)	2,031	1,515
REMIC, 5.20%, 05/15/49 (a)	2,855	2,886
REMIC, 4.88%, 01/15/59 (a)	1,577	1,598
Wells Fargo Mortgage Backed Securities Trust REMIC
3.41%, 12/15/24	1,138	1,218
3.96%, 12/15/24	1,761	1,863
5.50%, 03/25/36	3,933	3,994
5.75%, 04/25/37	14,366	14,177
6.00%, 04/25/37	2,979	2,972
6.00%, 06/25/37	6,095	6,047
Wells Fargo-RBS Commercial Mortgage Trust REMIC
3.90%, 03/15/59	1,508	1,440
Interest Only, 1.42%, 03/15/47 (a)	23,159	1,455
Interest Only, 1.09%, 11/15/47 (a)	29,222	1,642
Interest Only, 1.98%, 03/15/59 (a)	15,589	1,859
WinWater Mortgage Loan Trust REMIC, 3.50%, 09/20/36 (a) (b)	16,682	17,164
Other Securities		125,810
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,051,237)		1,042,803

GOVERNMENT AND AGENCY OBLIGATIONS - 50.9%
GOVERNMENT SECURITIES - 3.3%
U.S. Treasury Securities - 3.3%
U.S. Treasury Note, 2.25%, 11/15/25	80,000	85,397

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.6%
Federal Home Loan Mortgage Corp. - 29.1%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43	32,066	33,300
3.00%, 07/01/43	32,554	33,800
3.00%, 07/01/43	10,263	10,655
4.00%, 09/01/43	3,448	3,767
3.00%, 10/01/43	24,532	25,476
4.00%, 12/01/43	2,557	2,765
4.00%, 12/01/43	5,691	6,206
4.00%, 02/01/44	4,868	5,308
3.00%, 10/01/44	12,029	12,480
3.00%, 11/01/44	28,384	29,447
3.00%, 04/01/45	27,853	28,896
3.00%, 06/01/45	23,611	24,495
3.00%, 09/01/45	14,221	14,754
3.00%, 12/01/45	19,406	20,133
3.50%, 02/01/46	29,399	31,055
3.50%, 02/01/46	39,391	41,863
3.00%, 03/01/46	19,231	19,951
3.00%, 04/01/46	19,885	20,629
REMIC, 3.00%, 02/15/32	15,878	16,133
REMIC, 3.00%, 08/15/32	8,200	8,593
REMIC, 3.00%, 06/15/33	10,000	10,504
REMIC, 3.00%, 09/15/33	6,199	6,473
REMIC, 3.50%, 09/15/33	5,000	5,524
REMIC, 3.00%, 06/15/39	21,106	21,816
REMIC, 3.00%, 08/15/39	16,362	16,958
REMIC, 4.50%, 01/15/40	446	459
REMIC, 3.00%, 02/15/40	7,539	7,664
REMIC, 3.00%, 04/15/40	16,427	17,146
REMIC, 3.00%, 06/15/40	16,355	17,065
REMIC, 3.00%, 07/15/40	16,042	16,791
REMIC, 3.00%, 03/15/41	15,913	16,812
REMIC, 6.26%, 06/15/42 (a)	1,968	2,026
REMIC, 3.00%, 12/15/42	27,800	28,807
REMIC, 4.85%, 01/15/43 (a)	5,045	5,147
REMIC, 3.00%, 07/15/43	10,828	10,567
REMIC, 4.00%, 04/15/44	52,372	59,665
REMIC, 3.00%, 06/15/44	13,970	14,430
REMIC, 3.00%, 11/15/44	48,507	50,959
REMIC, 4.00%, 11/15/44	1,585	1,891
REMIC, 3.00%, 02/15/45	11,194	11,595
REMIC, 3.00%, 09/15/45	34,696	36,293
REMIC, Interest Only, 6.06%, 11/15/40 (a)	6,696	811
REMIC, Interest Only, 6.06%, 12/15/40 (a)	21,063	4,575
REMIC, Interest Only, 5.46%, 01/15/54 (a)	9,573	1,649
		755,333
Federal National Mortgage Association - 17.1%
Federal National Mortgage Association
4.50%, 04/01/26	6,758	7,225
3.00%, 09/01/33	38,916	41,023
3.00%, 10/01/33	69,021	72,760
3.00%, 03/01/35	29,432	30,940
3.50%, 09/01/43	32,306	34,431
3.50%, 01/01/45	8,991	9,340
3.50%, 08/01/45	14,500	15,479
REMIC, 1.50%, 03/25/28	9,680	9,642
REMIC, 3.00%, 06/25/33	2,336	2,368
REMIC, 3.00%, 10/25/33	20,000	20,714
REMIC, 4.00%, 10/25/40	2,467	2,657
REMIC, 3.00%, 11/25/40	15,880	16,528
REMIC, 2.00%, 09/25/41	7,788	7,838
REMIC, 4.00%, 03/25/42	1,783	2,009
REMIC, 4.00%, 04/25/42	1,777	2,001
REMIC, 3.00%, 08/25/42	28,103	29,249
REMIC, 3.00%, 08/25/42	11,245	11,124
REMIC, 3.00%, 04/25/43	15,298	15,010
REMIC, 3.00%, 04/25/43	26,980	27,838
REMIC, 3.00%, 06/25/43	3,965	3,858
REMIC, 4.00%, 01/25/44	14,184	16,431
REMIC, 3.00%, 12/25/44	10,515	10,586
REMIC, 2.50%, 11/25/45	44,300	45,132
REMIC, Interest Only, 6.23%, 12/25/25 (a)	3,730	535
REMIC, Interest Only, 6.15%, 02/25/35 (a)	11,509	2,589
REMIC, Interest Only, 6.15%, 01/25/40 (a)	30,726	3,985
REMIC, Interest Only, 6.05%, 09/25/41 (a)	3,388	699
		441,991
Government National Mortgage Association - 1.4%
Government National Mortgage Association
3.50%, 10/20/45	25,078	26,197
REMIC, 8.80%, 12/20/40 (a)	6,000	6,970
REMIC, Interest Only, 5.65%, 03/20/40 (a)	17,595	2,244
REMIC, Principal Only, 0.00%, 03/16/33 (d)	916	914
		36,325
Total Government and Agency Obligations (cost $1,265,427)		1,319,046

SHORT TERM INVESTMENTS - 10.8%
Investment Company - 10.8%
JNL Money Market Fund, 0.26% (e) (f)	280,463	280,463
Total Short Term Investments (cost $280,463)		280,463

Total Investments - 101.9% (cost $2,597,127)		2,642,312
Other Assets and Liabilities, Net - (1.9%)		(49,521)
Total Net Assets - 100.0%		$2,592,791

Portfolio Composition:		Percentage of Total Investments
U.S. Government Agency MBS		48.0%
Non-U.S. Government Agency ABS		38.2
Government Securities		3.2
Short Term Investments		10.6
Total Investments		100.0%

(a)                                 Variable rate securities. Rate stated was in effect as of June 30, 2016.

(b)                                 The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $486,974 which represented 18.8% of net assets.

(c)                                  Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(d)                                 Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)                                  Investment in affiliate.

(f)                                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

	Shares/Par †	Value
COMMON STOCKS - 2.5%
ICELAND - 1.7%
Eimskipafelag Islands hf	503	$1,084
Hagar hf	2,741	1,061
HB Grandi	3,325	798
Icelandair Group hf	4,833	1,228
Marel hf	745	1,568
Reginn hf (a)	2,260	402

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Reitir Fasteignafelag hf	1,522	1,022
Siminn hf (a)	17,051	418
		7,581
SINGAPORE - 0.8%
Yoma Strategic Holdings Ltd. (b)	7,942	3,332
Total Common Stocks (cost $11,200)		10,913

CORPORATE BONDS AND NOTES - 2.3%
AZERBAIJAN - 0.5%
International Bank of Azerbaijan OJSC Via Rubrika, 6.17%, 05/10/17	$2,200	2,171

GEORGIA - 1.8%
Bank of Georgia JSC
7.75%, 07/05/17 (c)	4,707	4,888
11.00%, 06/01/18 (d), GEL	3,520	1,510
Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/21	1,378	1,423
		7,821
Total Corporate Bonds and Notes (cost $9,977)		9,992

VARIABLE RATE SENIOR LOAN INTERESTS - 1.7% (f)
ETHIOPIA - 0.5%
Ethiopian Railways Corp. Delayed Draw Term Loan, 4.61%, 08/01/21 (d) (h)	$2,700	2,473

KENYA - 0.8%
Government of the Republic of Kenya Term Loan, 6.14%, 10/28/17 (d) (h)	3,390	3,373

SURINAME - 0.4%
Republic of Suriname Senior Term Loan, 8.57%, 09/30/17 (d) (h)	1,850	1,878
Total Variable Rate Senior Loan Interests (cost $7,836)		7,724

GOVERNMENT AND AGENCY OBLIGATIONS - 75.3%
ALBANIA - 2.2%
Albania Government International Bond, 5.75%, 11/12/20 (c), EUR	8,113	9,566

ANGOLA - 1.4%
Republic of Angola Via Northern Lights III BV, 7.00%, 08/16/19	6,355	6,403

ARGENTINA - 3.0%
Argentina Bonad Bond
1.75%, 10/28/16	1,529	1,509
0.75%, 02/22/17 - 06/09/17 (c)	3,280	3,173
0.75%, 09/21/17	1,552	1,479
2.40%, 03/18/18	1,119	1,055
City of Buenos Aires, Argentina, 7.50%, 06/01/27	6,029	6,285
		13,501
ARMENIA - 1.3%
Republic of Armenia, 7.15%, 03/26/25 (c)	5,832	5,919

BARBADOS - 1.2%
Barbados Government International Bond
7.00%, 08/04/22	472	463
6.63%, 12/05/35 - 12/05/35	5,889	4,770
		5,233
BELARUS - 2.2%
Republic of Belarus, 8.95%, 01/26/18	9,338	9,683

CYPRUS - 3.8%
Cyprus Government International Bond
4.75%, 06/25/19, EUR	4,447	5,264
4.63%, 02/03/20, EUR	2,075	2,447
3.88%, 05/06/22, EUR	3,267	3,711
4.25%, 11/04/25, EUR	4,877	5,580
		17,002
CÔTE D’IVOIRE - 0.2%
Ivory Coast Government International Bond, 6.38%, 03/03/28	703	680

DOMINICAN REPUBLIC - 3.2%
Dominican Republic Bond, 10.40%, 05/10/19, DOP	160,600	3,529
Dominican Republic International Bond
16.00%, 02/10/17, DOP	36,600	826
13.50%, 08/04/17, DOP	5,500	124
14.00%, 06/08/18, DOP	143,100	3,342
15.00%, 04/05/19 (c), DOP	53,200	1,300
5.50%, 01/27/25	2,061	2,097
8.63%, 04/20/27 - 04/20/27	2,497	2,953
		14,171
ECUADOR - 3.1%
Ecuador Government International Bond
10.50%, 03/24/20	1,166	1,154
7.95%, 06/20/24 - 06/20/24	14,448	12,606
		13,760
GEORGIA - 0.6%
Georgia Treasury Bond
14.38%, 07/16/20, GEL	1,968	964
11.75%, 04/28/21, GEL	2,232	1,005
10.50%, 02/05/25, GEL	1,155	449
		2,418
HONDURAS - 1.1%
Honduras Government International Bond, 7.50%, 03/15/24	1,190	1,291
Republic of Honduras, 8.75%, 12/16/20 (c)	3,000	3,360
		4,651
ICELAND - 3.1%
Central Bank of Iceland, 6.00%, 10/13/16, ISO	275,203	1,508
Iceland Rikisbref
6.25%, 02/05/20, ISK	376,694	3,060
7.25%, 10/26/22, ISK	189,541	1,615
8.00%, 06/12/25, ISK	695,020	6,303
6.50%, 01/24/31, ISK	144,480	1,201
		13,687
IRAQ - 3.8%
Republic of Iraq, 5.80%, 01/15/28	22,337	17,005

KENYA - 1.3%
Kenya Government International Bond, 6.88%, 06/24/24	6,408	5,925

LEBANON - 1.6%
Lebanon Treasury Note
6.18%, 07/28/16 - 12/29/16, LBP	8,497,020	5,645
5.84%, 09/01/16, LBP	1,849,960	1,229
		6,874
MACEDONIA - 4.6%
Former Yugoslav Republic of Macedonia
4.88%, 12/01/20 (c), EUR	3,640	4,080
3.98%, 07/24/21 (b) (c), EUR	5,018	5,416

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

	Shares/Par †	Value
3.98%, 07/24/21, EUR	10,122	10,924
		20,420
MONGOLIA - 4.6%
Development Bank of Mongolia LLC, 5.75%, 03/21/17	3,183	3,179
Mongolia Government International Bond
4.13%, 01/05/18 - 01/05/18	10,383	10,072
10.88%, 04/06/21 - 04/06/21	2,630	2,761
5.13%, 12/05/22	5,442	4,459
		20,471
NEW ZEALAND - 2.9%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30 (e), NZD	6,262	5,359
2.50%, 09/20/35 (e), NZD	9,340	7,546
		12,905
NIGERIA - 1.1%
Nigeria Government International Bond, 5.13%, 07/12/18	4,946	4,950

PARAGUAY - 0.1%
Republic of Paraguay
6.10%, 08/11/44	276	299
6.10%, 08/11/44 (c)	262	281
		580
RUSSIAN FEDERATION - 6.4%
Russia Federal Bond
7.60%, 07/20/22, RUB	60,545	913
8.50%, 09/17/31 (f), RUB	1,706,570	27,262
		28,175
RWANDA - 0.9%
Rwanda International Government Bond, 6.63%, 05/02/23 (b)	4,139	4,005

SERBIA - 5.3%
Republic of Serbia
5.88%, 12/03/18	16	17
7.25%, 09/28/21 (c)	4,621	5,290
Serbia Treasury Bond, 10.00%, 03/02/18 - 02/05/22, RSD	1,729,630	18,274
		23,581
SLOVENIA - 0.4%
Slovenia Government International Bond, 5.50%, 10/26/22	1,389	1,577

SRI LANKA - 7.7%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,780
8.00%, 11/15/18 - 11/01/19, LKR	1,037,500	6,630
10.60%, 07/01/19 - 09/15/19, LKR	123,560	829
9.25%, 05/01/20 (c), LKR	624,020	3,960
11.00%, 08/01/21 - 05/15/30, LKR	470,460	2,967
9.45%, 10/15/21, LKR	397,000	2,459
11.20%, 07/01/22, LKR	56,460	374
10.00%, 10/01/22, LKR	153,560	959
10.25%, 03/15/25, LKR	56,730	344
11.50%, 09/01/28, LKR	199,220	1,267
Sri Lanka Government International Bond
6.25%, 07/27/21 (c)	998	1,004
5.88%, 07/25/22	1,772	1,718
8.50%, 04/14/24	520	452
6.13%, 06/03/25	1,790	1,672
6.85%, 11/03/25 - 11/03/25 (c)	4,691	4,570
		33,985

	Shares/Par/Contracts †
TANZANIA - 3.3%
Tanzania Government International Bond, 6.89%, 03/08/20 (c) (f)	14,503	14,831

THAILAND - 1.4%
Thailand Government Inflation Indexed Bond, 1.25%, 03/12/28 (g), THB	224,407	6,033

UNITED STATES OF AMERICA - 0.6%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.66%, 06/15/32 (f) (k)	3,682	492
Federal National Mortgage Association REMIC
Interest Only, 5.75%, 03/25/33 (f)	1,361	266
Interest Only, 5.60%, 11/25/38 (f)	3,180	330
Interest Only, 5.80%, 07/25/42 - 04/25/43 (f)	6,732	1,121
Interest Only, 5.70%, 01/25/43 (f) (k)	3,461	643
		2,852
VENEZUELA - 1.0%
Venezuela Government International Bond, 9.25%, 09/15/27 (c)	9,403	4,537

ZAMBIA — 1.9%
Zambia Government International Bond
5.38%, 09/20/22	2,798	2,183
8.50%, 04/14/24 (c)	5,939	5,160
8.97%, 07/30/27	1,293	1,119
		8,462
Total Government and Agency Obligations (cost $328,203)		333,842

PURCHASED OPTIONS - 0.9%
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, DUB	6,360,000	269
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, SCB	7,150,000	406
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, SCB	7,230,000	310
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.46, Expiration 06/15/17, SCB	7,659,000	433
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.63, Expiration 09/13/16, BNP	12,720,000	195
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.63, Expiration 09/13/16, JPM	12,720,000	199
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.63, Expiration 10/18/16, BNP	11,455,000	216
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.63, Expiration 10/18/16, JPM	11,070,000	209
Euro versus USD Call Option, Strike Price 1.10, Expiration 11/01/16, DUB	13,983,000	250
Eurodollar versus SEK Put Option, Strike Price EUR 9.00, Expiration 09/07/16, GSC	34,795,000	48
Eurodollar versus USD Call Option, Strike Price EUR 1.10, Expiration 07/15/16, GSC	18,550,000	87
Indian Rupee versus USD Call Option, Strike Price INR 68.16, Expiration 09/16/16, SCB	9,930,000	134
Indian Rupee versus USD Call Option, Strike Price INR 68.24, Expiration 09/15/16, DUB	10,450,000	128

See accompanying Notes to Financial Statements.

	Shares/Par/Contracts †	Value
Maxis Nikkei 225 Call Option, Strike Price JPY 21,000, Expiration 03/12/21, GSC	116	1,013
Total Purchased Options (cost $4,390)		3,897

SHORT TERM INVESTMENTS - 14.0%
Investment Company - 5.4%
JNL Money Market Fund, 0.26% (i) (j)	24,111	24,111
Repurchase Agreements - 2.0%
Spain - 2.0%
Repurchase Agreement with BOA, (0.70)%, (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,809) acquired on 06/08/16, due 07/13/16 at $9,063, EUR (h)	8,166	9,063
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (j)	696	696
Treasury Securities - 6.4%
Georgia Treasury Bill, 06/01/17, GEL	612	243
Iceland Rikisvixill
0.01%, 10/17/16, ISO	1,586,426	8,671
0.01%, 11/15/16, ISO	335,686	1,834
Lebanon Treasury Bill
0.00%, 07/28/16, LBP	3,302,710	2,183
0.00%, 08/25/16, LBP	1,591,770	1,049
0.00%, 09/22/16, LBP	816,020	536
0.00%, 10/06/16, LBP	903,850	593
0.00%, 12/15/16, LBP	1,927,600	1,251
U.S. Treasury Bill
0.23%, 08/18/16 (k)	4,000	3,999
0.23%, 09/22/16 (k)	8,000	7,995
		28,354
Total Short Term Investments (cost $63,107)		62,224

Total Investments - 96.7% (cost $424,713)		428,592
Total Securities Sold Short - (2.0%) (proceeds $8,026)		(8,666)
Other Assets and Liabilities, Net - 5.3%		23,422
Total Net Assets - 100.0%		$443,348

SECURITIES SOLD SHORT - 2.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
SPAIN - 2.0%
Spain Government Bond, 5.40%, 01/31/23, EUR	5,943	$8,666

Total Securities Sold Short - 2.0% (proceeds $8,026)		$8,666

Portfolio Composition:		Percentage of Net Investments
Government Securities		78.0%
Financials		2.4
Industrials		2.3
Purchased Options		0.9
U.S. Government Agency MBS		0.7
Consumer Staples		0.4
Energy		0.3
Telecommunication Services		0.1
Short Term Investments		14.9
Net Investments		100.0%

(a)                                 Non-income producing security.

(b)                                 All or a portion of the security was on loan.

(c)                                  The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of June 30, 2016, the aggregate value of these liquid securities was $77,335 which represented 17.4% of net assets.

(d)                                 Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(e)                                  Treasury inflation indexed note, par amount is not adjusted for inflation.

(f)                                   Variable rate securities. Rate stated was in effect as of June 30, 2016.

(g)                                  Treasury inflation indexed note, par amount is adjusted for inflation.

(h)                                 The Sub-Adviser has deemed this security to be illiquid based on the procedure approved by the Board.

(i)                                     Investment in affiliate.

(j)                                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

(k)                                 All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Schedule of Written Options

	Expiration Date	Exercise Price		Notional	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD Call Option, GSC	07/27/2016	CNY	6.40	6,360	$(269)
Chinese Offshore Yuan versus USD Call Option, SCB	07/27/2016	CNY	6.39	7,230	(309)
Euro versus USD Call Option, CIT	11/01/2016	EUR	1.10	13,983	(251)
				27,573	$(829)

Summary of Written Options

	Notional USD	Contracts	Premiums
Options outstanding at December 31, 2015	$69,964	15,729,716	$2,812
Options written during the period	—	10,524,000	36
Options closed during the period	(15,171)	(26,253,716)	(981)
Options expired during the period	(27,220)	—	(680)
Options outstanding at June 30, 2016	$27,573	—	$1,187

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	September 2016	(365)	$(650)
10-Year USD Deliverable Interest Rate Swap Future	September 2016	1	(1)
30-Year USD Deliverable Interest Rate Swap Future	September 2016	(4)	(19)
5-Year USD Deliverable Interest Rate Swap Future	September 2016	(351)	(309)
S&P 500 E-Mini Index Future	September 2016	(90)	(104)
Tokyo Price Index Future	September 2016	(10)	16
			$(1,067)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	08/02/2016	BNP	BRL	32,100	$9,900	$1,003
CAD/USD	08/24/2016	SCB	CAD	23,400	18,115	52
CNH/USD	07/29/2016	GSC	CNH	69,367	10,397	(164)
CNH/USD	07/29/2016	SCB	CNH	38,605	5,786	(90)
CNH/USD	08/11/2016	DUB	CNH	50,610	7,582	(79)
CNH/USD	09/13/2016	SCB	CNH	26,480	3,961	(33)
CNH/USD	09/13/2016	BOA	CNH	24,130	3,610	(38)
CNH/USD	11/14/2016	BOA	CNH	10,117	1,509	(12)
CNH/USD	11/14/2016	GSC	CNH	36,789	5,487	(45)
CNH/USD	06/13/2017	GSC	CNH	12,917	1,903	(4)
CNH/USD	06/13/2017	CGM	CNH	21,374	3,149	(5)
EUR/SEK	07/05/2016	GSC	SEK	(26,915)	(3,181)	(9)
EUR/SEK	07/19/2016	DUB	SEK	(65,197)	(7,711)	29
EUR/SEK	07/22/2016	GSC	SEK	(69,976)	(8,277)	28
EUR/SEK	07/22/2016	GSC	SEK	(33,794)	(3,997)	(2)
EUR/SEK	07/25/2016	SCB	SEK	(39,310)	(4,650)	(23)
EUR/SEK	08/08/2016	GSC	SEK	(49,458)	(5,855)	(34)
EUR/SEK	09/28/2016	SCB	SEK	(49,597)	(5,885)	(30)
EUR/USD	07/01/2016	JPM	EUR	15,487	17,186	78
EUR/USD	08/31/2016	SCB	EUR	4,504	5,009	(112)
GBP/USD	07/11/2016	DUB	GBP	9,529	12,686	(1,291)
IDR/USD	07/14/2016	SCB	IDR	21,035,840	1,590	16
IDR/USD	07/14/2016	DUB	IDR	27,046,081	2,044	21
IDR/USD	07/18/2016	BNP	IDR	38,197,109	2,885	40
IDR/USD	07/18/2016	DUB	IDR	39,811,775	3,007	43
IDR/USD	08/11/2016	GSC	IDR	45,697,038	3,437	73
IDR/USD	08/16/2016	BNP	IDR	38,102,065	2,863	39
IDR/USD	08/16/2016	SCB	IDR	36,658,282	2,754	38

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
IDR/USD	09/07/2016	DUB	IDR	96,814,969	$7,241	$181
IDR/USD	09/07/2016	SCB	IDR	15,742,360	1,177	34
IDR/USD	09/07/2016	BNP	IDR	62,338,390	4,663	90
IDR/USD	09/08/2016	SCB	IDR	23,201,981	1,735	20
IDR/USD	09/08/2016	BNP	IDR	25,435,290	1,902	21
IDR/USD	09/08/2016	DUB	IDR	25,435,290	1,902	16
INR/USD	08/09/2016	BNP	INR	913,182	13,442	(90)
INR/USD	08/09/2016	SCB	INR	313,815	4,619	(31)
INR/USD	08/09/2016	JPM	INR	8,501	125	—
LKR/USD	07/22/2016	CGM	LKR	134,856	923	11
LKR/USD	07/28/2016	CGM	LKR	164,419	1,124	14
MXN/USD	08/24/2016	BNP	MXN	167,020	9,088	82
NZD/USD	07/19/2016	GSC	NZD	7,172	5,117	232
NZD/USD	08/19/2016	SCB	NZD	2,477	1,764	15
RON/EUR	02/03/2017	BNP	EUR	(1,259)	(1,409)	(14)
RON/EUR	03/02/2017	DUB	EUR	(4,012)	(4,494)	(34)
RON/EUR	03/06/2017	BOA	EUR	(8,470)	(9,490)	(97)
RON/EUR	03/08/2017	BNP	EUR	(9,237)	(10,350)	(101)
RON/EUR	05/17/2017	JPM	EUR	(355)	(398)	(2)
RON/EUR	05/17/2017	BNP	EUR	(622)	(699)	(2)
RSD/EUR	09/06/2016	CGM	EUR	(1,778)	(1,977)	5
RSD/EUR	09/13/2016	CGM	EUR	(1,499)	(1,668)	—
RSD/EUR	09/21/2016	DUB	EUR	(2,988)	(3,327)	27
RUB/USD	07/29/2016	SCB	RUB	618,910	9,613	390
RUB/USD	07/29/2016	BNP	RUB	109,117	1,695	69
SEK/EUR	07/05/2016	BNP	EUR	(2,854)	(3,168)	14
SEK/EUR	07/19/2016	DUB	EUR	(7,093)	(7,876)	(165)
SEK/EUR	07/22/2016	GSC	EUR	(12,875)	(14,297)	(349)
SEK/EUR	07/25/2016	SCB	EUR	(4,283)	(4,757)	(106)
SEK/EUR	08/08/2016	GSC	EUR	(5,334)	(5,927)	(72)
SEK/EUR	08/08/2016	GSC	EUR	(2,859)	(3,177)	9
SEK/EUR	09/07/2016	SCB	EUR	(2,364)	(2,629)	(25)
SEK/EUR	09/28/2016	SCB	EUR	(11,872)	(13,217)	(136)
TWD/USD	01/12/2017	DUB	TWD	66,603	2,073	11
TWD/USD	01/12/2017	JPM	TWD	49,451	1,539	7
TWD/USD	01/17/2017	CGM	TWD	77,379	2,409	7
TWD/USD	01/17/2017	BNP	TWD	154,033	4,795	28
TWD/USD	01/17/2017	DUB	TWD	71,276	2,219	12
TWD/USD	01/19/2017	GSC	TWD	81,902	2,550	9
TWD/USD	01/19/2017	BNP	TWD	89,350	2,782	9
TWD/USD	01/26/2017	BNP	TWD	93,258	2,904	18
TWD/USD	01/26/2017	BOA	TWD	84,262	2,624	16
TWD/USD	02/02/2017	GSC	TWD	121,963	3,798	15
TWD/USD	02/02/2017	SCB	TWD	108,518	3,380	16
TWD/USD	02/10/2017	BNP	TWD	94,047	2,930	44
TWD/USD	02/10/2017	GSC	TWD	104,535	3,256	45
TWD/USD	02/24/2017	DUB	TWD	28,424	886	23
TWD/USD	02/24/2017	CGM	TWD	49,459	1,541	2
TWD/USD	02/24/2017	BNP	TWD	80,160	2,498	11
USD/AED	02/05/2018	BNP	AED	(35,804)	(9,689)	(169)
USD/AED	02/08/2018	BNP	AED	(66,790)	(18,075)	(340)
USD/AUD	09/06/2016	GSC	AUD	(9,692)	(7,212)	(74)
USD/AUD	09/06/2016	BNP	AUD	(1,076)	(801)	(25)
USD/AUD	09/08/2016	MSC	AUD	(13,413)	(9,978)	(111)
USD/CAD	08/24/2016	SCB	CAD	(23,400)	(18,115)	(281)
USD/CAD	09/13/2016	SCB	CAD	(4,083)	(3,161)	41
USD/CAD	09/13/2016	JPM	CAD	(3,331)	(2,579)	14
USD/CLP	08/16/2016	BNP	CLP	(849,877)	(1,279)	(38)
USD/CLP	09/20/2016	BNP	CLP	(4,630,000)	(6,945)	(264)
USD/CNH	07/29/2016	SCB	CNH	(38,605)	(5,786)	(60)
USD/CNH	07/29/2016	GSC	CNH	(69,367)	(10,397)	(40)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CNH	08/11/2016	DUB	CNH	(50,610)	$(7,582)	$121
USD/CNH	09/13/2016	SCB	CNH	(26,480)	(3,961)	52
USD/CNH	09/13/2016	BOA	CNH	(24,130)	(3,610)	47
USD/CNH	11/14/2016	GSC	CNH	(36,789)	(5,487)	64
USD/CNH	11/14/2016	BOA	CNH	(14,466)	(2,157)	26
USD/CNH	11/18/2016	CGM	CNH	(35,569)	(5,304)	77
USD/CNH	11/18/2016	GSC	CNH	(14,064)	(2,097)	26
USD/CNH	11/30/2016	SCB	CNH	(42,522)	(6,336)	94
USD/CNH	11/30/2016	DUB	CNH	(17,689)	(2,636)	39
USD/CNH	12/19/2016	BNP	CNH	(10,676)	(1,589)	(5)
USD/CNH	12/21/2016	SCB	CNH	(18,044)	(2,686)	(14)
USD/CNH	01/12/2017	SCB	CNH	(17,871)	(2,657)	(76)
USD/CNH	02/16/2017	CGM	CNH	(16,783)	(2,490)	(45)
USD/CNH	02/16/2017	SCB	CNH	(33,078)	(4,907)	(88)
USD/CNH	03/15/2017	GSC	CNH	(19,965)	(2,957)	68
USD/CNH	03/15/2017	SCB	CNH	(28,880)	(4,278)	101
USD/CNH	03/22/2017	CGM	CNH	(22,027)	(3,261)	75
USD/CNH	03/22/2017	GSC	CNH	(17,569)	(2,601)	65
USD/CNH	03/22/2017	SCB	CNH	(26,354)	(3,902)	95
USD/CNH	06/13/2017	GSC	CNH	(20,750)	(3,057)	35
USD/CNH	06/13/2017	CGM	CNH	(21,374)	(3,149)	36
USD/EUR	07/01/2016	JPM	EUR	(15,486)	(17,186)	188
USD/EUR	07/13/2016	SCB	EUR	(12,719)	(14,120)	410
USD/EUR	08/10/2016	JPM	EUR	(4,896)	(5,441)	163
USD/EUR	08/17/2016	DUB	EUR	(8,113)	(9,018)	98
USD/EUR	08/24/2016	GSC	EUR	(19,349)	(21,513)	188
USD/EUR	08/31/2016	SCB	EUR	(20,791)	(23,122)	525
USD/EUR	09/16/2016	SCB	EUR	(15,765)	(17,544)	237
USD/EUR	09/20/2016	GSC	EUR	(7,907)	(8,801)	61
USD/EUR	09/28/2016	GSC	EUR	(8,017)	(8,926)	232
USD/EUR	09/28/2016	SCB	EUR	(4,177)	(4,650)	120
USD/EUR	10/05/2016	JPM	EUR	(15,487)	(17,247)	(82)
USD/GBP	07/11/2016	DUB	GBP	(9,529)	(12,686)	810
USD/IDR	07/14/2016	DUB	IDR	(48,081,921)	(3,633)	(134)
USD/IDR	07/18/2016	BNP	IDR	(78,008,884)	(5,891)	(194)
USD/IDR	08/11/2016	DUB	IDR	(45,697,038)	(3,437)	(123)
USD/IDR	08/16/2016	GSC	IDR	(28,807,765)	(2,164)	(62)
USD/IDR	08/16/2016	SCB	IDR	(45,952,582)	(3,452)	(107)
USD/INR	08/09/2016	DUB	INR	(18,778)	(276)	2
USD/LKR	07/22/2016	CGM	LKR	(134,856)	(924)	(17)
USD/LKR	07/25/2016	CGM	LKR	(114,368)	(783)	(14)
USD/LKR	07/26/2016	CGM	LKR	(32,816)	(224)	(4)
USD/LKR	07/28/2016	CGM	LKR	(164,419)	(1,124)	(21)
USD/LKR	08/16/2016	CGM	LKR	(245,912)	(1,676)	2
USD/LKR	08/18/2016	CGM	LKR	(229,560)	(1,564)	—
USD/LKR	08/22/2016	CGM	LKR	(154,915)	(1,055)	1
USD/LKR	08/22/2016	CGM	LKR	(149,558)	(1,018)	—
USD/LKR	08/23/2016	CGM	LKR	(100,708)	(686)	(6)
USD/LKR	08/29/2016	CGM	LKR	(41,419)	(282)	(3)
USD/NOK	09/13/2016	SCB	NOK	(26,069)	(3,115)	74
USD/NZD	07/05/2016	SCB	NZD	(1,651)	(1,179)	(6)
USD/NZD	07/05/2016	BOA	NZD	(253)	(181)	(1)
USD/NZD	07/19/2016	GSC	NZD	(8,680)	(6,193)	(228)
USD/NZD	08/10/2016	SCB	NZD	(471)	(336)	(15)
USD/NZD	08/16/2016	GSC	NZD	(8,582)	(6,114)	(278)
USD/NZD	08/19/2016	SCB	NZD	(12,178)	(8,674)	(426)
USD/OMR	08/17/2016	BNP	OMR	(347)	(902)	(10)
USD/OMR	03/23/2017	BNP	OMR	(1,156)	(2,962)	18
USD/OMR	03/27/2017	BNP	OMR	(1,156)	(2,961)	19
USD/OMR	05/25/2017	BNP	OMR	(2,773)	(7,065)	—
USD/OMR	06/05/2017	BNP	OMR	(4,155)	(10,575)	24

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/OMR	08/14/2017	BNP	OMR	(2,303)	$(5,830)	$40
USD/OMR	08/21/2017	BNP	OMR	(1,721)	(4,354)	32
USD/OMR	08/28/2017	BNP	OMR	(5,904)	(14,931)	114
USD/PEN	07/27/2016	SCB	PEN	(5,107)	(1,549)	(114)
USD/PEN	07/27/2016	BNP	PEN	(5,107)	(1,549)	(114)
USD/PEN	08/03/2016	BNP	PEN	(10,238)	(3,103)	(246)
USD/PEN	08/22/2016	BNP	PEN	(24,801)	(7,503)	(117)
USD/PEN	08/29/2016	SCB	PEN	(8,092)	(2,446)	(144)
USD/PEN	09/29/2016	BNP	PEN	(3,886)	(1,171)	(56)
USD/PEN	11/02/2016	BNP	PEN	(5,407)	(1,623)	(88)
USD/PEN	11/02/2016	SCB	PEN	(6,758)	(2,028)	(110)
USD/PEN	11/04/2016	SCB	PEN	(10,380)	(3,114)	(259)
USD/PEN	12/07/2016	BNP	PEN	(12,408)	(3,710)	(299)
USD/RUB	07/20/2016	DUB	RUB	(462,499)	(7,201)	(313)
USD/RUB	07/27/2016	CGM	RUB	(293,017)	(4,554)	(241)
USD/RUB	07/27/2016	BOA	RUB	(299,296)	(4,651)	(243)
USD/RUB	08/12/2016	DUB	RUB	(403,894)	(6,249)	(301)
USD/RUB	08/23/2016	GSC	RUB	(164,573)	(2,539)	(139)
USD/RUB	08/23/2016	DUB	RUB	(7,011)	(108)	(6)
USD/SGD	07/19/2016	BOA	SGD	(10,140)	(7,526)	(102)
USD/SGD	07/19/2016	CGM	SGD	(8,276)	(6,143)	(76)
USD/SGD	07/22/2016	DUB	SGD	(9,117)	(6,767)	28
USD/SGD	07/22/2016	SCB	SGD	(9,560)	(7,096)	32
USD/SGD	09/29/2016	SCB	SGD	(9,084)	(6,737)	(72)
USD/THB	08/04/2016	SCB	THB	(131,997)	(3,754)	(4)
USD/THB	08/04/2016	DUB	THB	(61,130)	(1,739)	(2)
USD/TWD	01/12/2017	JPM	TWD	(49,451)	(1,539)	(61)
USD/TWD	01/12/2017	DUB	TWD	(66,603)	(2,073)	(85)
USD/TWD	01/17/2017	CGM	TWD	(77,379)	(2,409)	(114)
USD/TWD	01/17/2017	BNP	TWD	(76,942)	(2,395)	(107)
USD/TWD	01/17/2017	DUB	TWD	(71,276)	(2,219)	(110)
USD/TWD	01/17/2017	JPM	TWD	(77,091)	(2,400)	(107)
USD/TWD	01/19/2017	BNP	TWD	(89,350)	(2,782)	(138)
USD/TWD	01/19/2017	GSC	TWD	(81,902)	(2,550)	(136)
USD/TWD	01/26/2017	BOA	TWD	(84,262)	(2,624)	(115)
USD/TWD	01/26/2017	JPM	TWD	(93,258)	(2,904)	(125)
USD/TWD	02/02/2017	SCB	TWD	(108,518)	(3,380)	(151)
USD/TWD	02/02/2017	GSC	TWD	(121,963)	(3,798)	(172)
USD/TWD	02/10/2017	BNP	TWD	(94,047)	(2,930)	(110)
USD/TWD	02/10/2017	GSC	TWD	(104,535)	(3,256)	(123)
USD/TWD	02/24/2017	BNP	TWD	(80,160)	(2,498)	(110)
USD/TWD	02/24/2017	CGM	TWD	(77,883)	(2,427)	(105)
USD/ZAR	08/04/2016	SCB	ZAR	(89,267)	(6,023)	58
USD/ZAR	08/22/2016	JPM	ZAR	(94,320)	(6,338)	(508)
USD/ZAR	08/22/2016	DUB	ZAR	(45,732)	(3,073)	(225)
USD/ZAR	09/09/2016	BNP	ZAR	(66,865)	(4,476)	(49)
USD/ZAR	09/19/2016	BNP	ZAR	(115,000)	(7,684)	(172)
					$(492,416)	$(4,910)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.76%	06/27/2021	AED	7,528	$—	$(40)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.80%	06/27/2021	AED	7,528	—	(43)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.74%	06/27/2021	AED	7,528	—	(37)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.40%	06/28/2021	AED	7,500	—	(2)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.37%	06/29/2021	AED	8,296	—	—
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.39%	06/29/2021	AED	7,541	—	(2)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
GSC	3-Month Emirates Interbank Offered Rate	Receiving	2.50%	06/13/2021	AED	4,388	$—	$(9)
GSC	3-Month Emirates Interbank Offered Rate	Receiving	2.76%	06/23/2021	AED	9,035	—	(47)
GSC	3-Month Emirates Interbank Offered Rate	Receiving	2.79%	06/27/2021	AED	6,022	—	(34)
GSC	3-Month Emirates Interbank Offered Rate	Receiving	2.80%	06/27/2021	AED	6,022	—	(34)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.51%	06/15/2021	AED	4,390	—	(9)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.59%	06/16/2021	AED	4,387	—	(14)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.52%	06/21/2021	AED	4,387	—	(9)
GSC	3-Month Moscow Prime Offered Rate	Paying	10.16%	03/18/2020	RUB	1,037,597	—	755
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	139
BOA	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.37%	04/11/2026	SAR	9,000	—	55
BOA	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.43%	05/10/2026	SAR	7,148	—	39
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.01%	06/28/2020	SAR	12,010	—	3
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.03%	08/02/2020	SAR	26,901	—	(63)
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.09%	11/12/2020	SAR	43,800	—	(122)
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.64%	02/25/2021	SAR	15,703	—	61
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.62%	03/03/2021	SAR	5,170	—	22
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.76%	03/07/2021	SAR	13,086	—	32
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.41%	08/22/2020	SAR	13,898	—	(44)
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.41%	08/22/2020	SAR	27,204	—	(87)
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.35%	10/29/2020	SAR	8,700	—	40
GSC	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.65%	02/23/2021	SAR	6,543	—	25
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.17%	06/29/2020	SAR	6,340	—	55
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.16%	08/03/2020	SAR	16,320	—	76
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.35%	08/12/2020	SAR	16,235	—	39
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.33%	08/17/2020	SAR	17,516	—	48
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	17,174	—	31
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	18,189	—	34
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.46%	08/19/2020	SAR	20,007	—	22
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.26%	09/17/2020	SAR	29,400	—	117
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.34%	09/21/2020	SAR	29,400	—	89
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.23%	09/28/2020	SAR	10,672	—	48
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.54%	11/04/2020	SAR	14,830	—	34
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.56%	11/05/2020	SAR	17,790	—	37
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.58%	11/05/2020	SAR	8,900	—	16
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.64%	07/27/2022	SAR	11,729	—	52
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.61%	07/30/2022	SAR	11,728	—	58
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.46%	05/09/2026	SAR	14,229	—	67
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.71%	06/06/2026	SAR	6,210	—	(3)
BNP	7-Day China Fixing Repo Rate	Paying	2.45%	06/24/2017	CNY	30,703	—	1
BNP	7-Day China Fixing Repo Rate	Paying	2.50%	05/06/2018	CNY	70,980	—	22
BNP	7-Day China Fixing Repo Rate	Paying	2.58%	05/23/2018	CNY	25,360	—	14
BOA	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	35,989	—	(17)
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	(2)
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/25/2017	CNY	74,545	—	2
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	07/16/2017	CNY	49,313	—	5
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	45,368	—	5
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	23,700	—	3
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	59,633	—	7
DUB	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	90,368	—	(41)
DUB	7-Day China Fixing Repo Rate	Paying	2.51%	05/09/2018	CNY	67,600	—	24
GSC	7-Day China Fixing Repo Rate	Paying	2.37%	04/15/2018	CNY	86,750	—	(6)
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	(2)
GSI	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	6
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	64,307	—	6
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	08/20/2017	CNY	33,857	—	4
GSI	7-Day China Fixing Repo Rate	Paying	2.49%	05/06/2018	CNY	39,210	—	11
GSI	7-Day China Fixing Repo Rate	Paying	2.56%	05/23/2018	CNY	49,270	—	25
JPM	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	6
JPM	7-Day China Fixing Repo Rate	Paying	2.37%	04/15/2018	CNY	57,955	—	(4)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
JPM	7-Day China Fixing Repo Rate	Paying	2.50%	05/09/2018	CNY	65,230	$—	$21
JPM	7-Day China Fixing Repo Rate	Paying	2.50%	05/09/2018	CNY	75,840	—	25
SCB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,606	—	2
SCB	7-Day China Fixing Repo Rate	Paying	2.50%	06/25/2017	CNY	77,921	—	8
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	61,983	—	5
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	21,668	—	2
SCB	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	104,771	—	(49)
SCB	7-Day China Fixing Repo Rate	Paying	2.51%	05/09/2018	CNY	69,630	—	25
BNP	Mumbai Interbank Offered Rate	Paying	6.56%	10/12/2020	INR	855,184	—	21
SCB	Mumbai Interbank Offered Rate	Paying	6.56%	10/12/2020	INR	314,194	—	8
							$—	$1,532

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020	3,210	$115
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020	1,690	61
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	4,080	138
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	3,270	111
N/A	3-Month LIBOR	Paying	1.78%	07/31/2020	2,199	78
N/A	3-Month LIBOR	Paying	1.75%	07/31/2020	1,732	59
N/A	3-Month LIBOR	Paying	1.74%	08/12/2020	4,368	147
N/A	3-Month LIBOR	Paying	1.62%	08/14/2020	4,650	135
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020	2,236	70
N/A	3-Month LIBOR	Paying	1.69%	08/17/2020	4,942	157
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020	2,395	75
N/A	3-Month LIBOR	Paying	1.70%	08/19/2020	8,171	262
N/A	3-Month LIBOR	Paying	1.55%	08/22/2020	4,954	123
N/A	3-Month LIBOR	Paying	1.56%	08/22/2020	2,520	64
N/A	3-Month LIBOR	Paying	1.56%	08/22/2020	1,233	31
N/A	3-Month LIBOR	Paying	1.57%	09/17/2020	7,714	208
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020	5,597	170
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020	2,269	69
N/A	3-Month LIBOR	Paying	1.54%	09/23/2020	300	8
N/A	3-Month LIBOR	Paying	1.55%	09/23/2020	310	8
N/A	3-Month LIBOR	Paying	1.43%	10/28/2020	2,230	48
N/A	3-Month LIBOR	Paying	1.42%	10/28/2020	2,230	47
N/A	3-Month LIBOR	Paying	1.38%	10/29/2020	2,300	45
N/A	3-Month LIBOR	Paying	1.52%	11/04/2020	3,775	96
N/A	3-Month LIBOR	Paying	1.54%	11/05/2020	2,295	60
N/A	3-Month LIBOR	Paying	1.53%	11/05/2020	4,590	118
N/A	3-Month LIBOR	Paying	1.53%	11/05/2020	2,295	59
N/A	3-Month LIBOR	Paying	1.56%	11/09/2020	2,221	60
N/A	3-Month LIBOR	Paying	1.67%	11/12/2020	3,036	96
N/A	3-Month LIBOR	Paying	1.12%	02/23/2021	384	3
N/A	3-Month LIBOR	Paying	1.11%	02/23/2021	1,343	10
N/A	3-Month LIBOR	Paying	1.17%	02/25/2021	2,605	25
N/A	3-Month LIBOR	Paying	1.17%	02/25/2021	1,303	13
N/A	3-Month LIBOR	Paying	1.15%	03/03/2021	1,304	11
N/A	3-Month LIBOR	Paying	1.27%	03/07/2021	3,267	47
N/A	3-Month LIBOR	Paying	1.16%	06/23/2021	2,301	20
N/A	3-Month LIBOR	Paying	1.17%	06/24/2021	1,535	14
N/A	3-Month LIBOR	Paying	1.18%	06/24/2021	2,107	20
N/A	3-Month LIBOR	Paying	1.19%	06/27/2021	2,106	21
N/A	3-Month LIBOR	Paying	1.21%	06/27/2021	2,107	23
N/A	3-Month LIBOR	Paying	1.21%	06/27/2021	2,106	23
N/A	3-Month LIBOR	Paying	0.97%	06/28/2021	2,330	(2)
N/A	3-Month LIBOR	Paying	0.97%	06/29/2021	2,107	(2)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Paying	0.96%	06/29/2021		2,108	$(3)
N/A	3-Month LIBOR	Paying	0.96%	06/29/2021		1,580	(2)
N/A	3-Month LIBOR	Paying	2.13%	07/27/2022		2,939	179
N/A	3-Month LIBOR	Paying	2.06%	07/30/2022		3,069	178
N/A	3-Month LIBOR	Paying	1.59%	04/12/2026		1,275	27
N/A	3-Month LIBOR	Paying	1.59%	04/12/2026		935	20
N/A	3-Month LIBOR	Paying	1.68%	05/06/2026		1,800	53
N/A	3-Month LIBOR	Paying	1.68%	05/06/2026		1,800	52
N/A	3-Month LIBOR	Paying	1.66%	05/09/2026		901	25
N/A	3-Month LIBOR	Paying	1.69%	06/03/2026		1,720	51
N/A	3-Month LIBOR	Receiving	2.75%	09/21/2046		1,836	(43)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	820
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	3,210	249
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	5,278	409
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.92%	06/25/2025	NZD	8,375	589
N/A	6-Month Euribor	Receiving	0.50%	09/21/2021	EUR	35,757	(120)
N/A	6-Month Euribor	Paying	1.00%	06/15/2026	EUR	—	—
N/A	6-Month Euribor	Paying	1.00%	09/21/2026	EUR	1,318	14
N/A	Mexican Interbank Rate	Paying	6.26%	09/29/2025	MXN	58,153	61
N/A	Mexican Interbank Rate	Paying	6.29%	10/01/2025	MXN	58,153	71
N/A	Mexican Interbank Rate	Paying	6.24%	10/02/2025	MXN	96,394	93
							$5,667

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	$4,900	$(59)	$(36)	$(23)
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(51)	(15)	(36)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	789	2,423	(1,634)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(7)	(12)	5
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(8)	(13)	5
GSC	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(113)	(143)	30
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	1,180	210	199	11
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	10,484	1,864	1,875	(11)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	3,170	564	592	(28)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	3,800	676	710	(34)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,909	1,769	140
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	5,680	747	522	225
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(11)	(19)	8
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	3,140	14	15	(1)
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(10)	(24)	14
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(11)	(26)	15
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	270	2	1	1
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	590	2	3	(1)
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	990	4	7	(3)
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	401	2	3	(1)
CIT	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(39)	(89)	50
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(11)	(18)	7
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	580	3	3	—
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	1,200	6	8	(2)
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	600	3	5	(2)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	1,930	—	30	(30)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	1,850	—	42	(42)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	5,400	1	66	(65)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	920	5	—	5

See accompanying Notes to Financial Statements.

Counterparty		Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
GSC		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	$3,150	$14	$18	$(4)
GSC		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	530	2	3	(1)
GSC		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	1,190	6	10	(4)
GSI		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	64	4	60
GSI		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	18	2	16
JPM		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(9)	(15)	6
JPM		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(20)	(38)	18
JPM		State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(10)	(25)	15
BNP		United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	3,010	181	87	94
BNP		United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	72	27	45
						$118,077	$6,799	$7,951	$(1,152)

Credit default swap agreements - sell protection (3)
BNP		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.91%	1.00%	06/20/2021	$(890)	$4	$2	$2
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.84%	1.00%	12/20/2020	(1,930)	14	(22)	36
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.84%	1.00%	12/20/2020	(1,850)	14	(34)	48
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.84%	1.00%	12/20/2020	(5,400)	41	(46)	87
GSC		Emirate of Abu Dhabi, 6.75%, 04/08/2019	0.91%	1.00%	06/20/2021	(880)	4	5	(1)
CGM		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.73%	1.00%	06/20/2021	(2,580)	(88)	(67)	(21)
CGM		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.73%	1.00%	06/20/2021	(1,030)	(35)	(26)	(9)
CGM		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.73%	1.00%	06/20/2021	(1,030)	(35)	(26)	(9)
CIT		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.62%	1.00%	12/20/2020	(780)	(21)	(21)	—
CIT		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.62%	1.00%	12/20/2020	(783)	(20)	(19)	(1)
CIT		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.62%	1.00%	12/20/2020	(3,200)	(84)	(76)	(8)
CIT		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.62%	1.00%	12/20/2020	(4,080)	(106)	(95)	(11)
DUB		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.62%	1.00%	12/20/2020	(780)	(21)	(19)	(2)
GSC		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.73%	1.00%	06/20/2021	(670)	(23)	(17)	(6)
GSC		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.73%	1.00%	06/20/2021	(2,150)	(73)	(56)	(17)
JPM		Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.73%	1.00%	06/20/2021	(1,020)	(34)	(26)	(8)
DUB	*	Republic of Belarus, 8.95%, 01/26/2018	N/A	5.00%	12/20/2016	(1,010)	1	(11)	12
BNP		Republic of Indonesia, 5.88%, 03/13/2020	1.82%	1.00%	06/20/2021	(1,955)	(74)	(76)	2
CIT		Republic of Indonesia, 6.88%, 03/09/2017	1.65%	1.00%	12/20/2020	(1,140)	(31)	(62)	31
CIT		Republic of Indonesia, 6.88%, 03/09/2017	1.65%	1.00%	12/20/2020	(2,280)	(62)	(119)	57
CIT		Republic of Indonesia, 6.88%, 03/09/2017	1.65%	1.00%	12/20/2020	(1,761)	(49)	(82)	33
DUB		Republic of Indonesia, 6.88%, 03/09/2017	1.65%	1.00%	12/20/2020	(1,140)	(31)	(62)	31
GSC		Republic of Indonesia, 6.88%, 03/09/2017	1.65%	1.00%	12/20/2020	(1,079)	(29)	(56)	27
GSC		Republic of Kazakhstan, 3.88%, 10/14/2024	1.87%	1.00%	06/20/2020	(2,370)	(78)	(121)	43
GSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.25%	1.00%	06/20/2021	(840)	(48)	(54)	6
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.08%	1.00%	12/20/2020	(770)	(35)	(56)	21
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.25%	1.00%	06/20/2021	(770)	(45)	(66)	21
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.25%	1.00%	06/20/2021	(900)	(53)	(77)	24
MSC		Republic of Kazakhstan, 3.88%, 10/14/2024	2.25%	1.00%	06/20/2021	(970)	(57)	(68)	11
CIT		Republic of Nigeria, 6.75%, 01/28/2021	5.50%	1.00%	09/20/2016	(400)	(4)	(11)	7
BNP		Republic of Turkey, 11.88%, 01/15/2030	2.11%	1.00%	09/20/2020	(4,400)	(196)	(343)	147
BNP		Republic of Turkey, 11.88%, 01/15/2030	2.78%	1.00%	06/20/2023	(2,000)	(219)	(120)	(99)
BNP		Republic of Turkey, 11.88%, 01/15/2030	2.78%	1.00%	06/20/2023	(2,236)	(245)	(128)	(117)
GSC		Republic of Turkey, 11.88%, 01/15/2030	0.87%	1.00%	12/20/2017	(1,060)	2	(19)	21
GSC		Republic of Turkey, 11.88%, 01/15/2030	1.99%	1.00%	06/20/2020	(2,220)	(83)	(94)	11
GSI		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(5,450)	(25)	(115)	90
GSI		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(2,570)	(11)	(52)	41
GSI		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(3,300)	(15)	(65)	50
MSC		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(7,980)	(36)	(162)	126
MSC		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(5,450)	(25)	(116)	91
MSC		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(1,090)	(5)	(23)	18
MSC		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(3,300)	(15)	(67)	52
MSC		Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	(1,100)	(5)	(21)	16

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.22%	1.00%	09/20/2018	$(1,600)	$(8)	$(34)	$26
					$(90,194)	$(1,944)	$(2,823)	$879

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	Republic of Colombia, 10.38%, 01/28/2033	1.00%	06/20/2021	$8,992	$426	$(138)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	2,260	185	(40)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	2,260	185	(37)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	1,700	140	(30)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	3,620	297	(62)
N/A	United Mexican States, 5.95%, 03/19/2019	1.00%	06/20/2021	6,750	178	(76)
				$25,582	$1,411	$(383)

Credit default swap agreements - sell protection (3)
N/A	CDX.EM.25	1.00%	06/20/2021	$(735)	$(55)	$11

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on sovereign issues for which an implied credit spread is not available serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

*Swap agreement fair valued in good faith in accordance with procedures approved by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 3.5%
Daimler AG	17	$1,029
McDonald’s Corp.	11	1,324
Regal Entertainment Group - Class A (a)	38	846
Shaw Communications Inc.	23	444
		3,643
CONSUMER STAPLES - 13.9%
Altria Group Inc.	26	1,769
British American Tobacco Plc	24	1,583
Coca-Cola Co.	14	651
Diageo Plc	28	778
Imperial Brands Plc	32	1,715
Kimberly-Clark Corp.	9	1,182
Nestle SA	8	635
PepsiCo Inc.	6	682
Philip Morris International Inc.	19	1,948
Procter & Gamble Co.	10	822
Reynolds American Inc.	31	1,698
Unilever Plc	22	1,059
		14,522
ENERGY - 7.5%
Enterprise Products Partners LP	25	726
Exxon Mobil Corp.	11	1,010
Occidental Petroleum Corp.	20	1,477
Royal Dutch Shell Plc - ADR - Class A	28	1,526
Statoil ASA	90	1,557
Total SA	32	1,512
		7,808
FINANCIALS - 14.4%
Allianz SE	5	720
Arthur J. Gallagher & Co.	12	572
AXA SA	43	852
BlackRock Inc.	2	635
CME Group Inc.	9	846
Commonwealth Bank of Australia	12	685
Corrections Corp. of America	36	1,270
Muenchener Rueckversicherungs AG	9	1,509
People’s United Financial Inc. (a)	47	694
SCOR SE	21	635
Singapore Exchange Ltd.	111	630
Svenska Handelsbanken AB - Class A	71	866
Unibail-Rodamco SE	5	1,336
Wells Fargo & Co.	17	794
Welltower Inc.	28	2,108
Westpac Banking Corp.	42	924
		15,076
HEALTH CARE - 7.6%
AbbVie Inc.	14	891
AstraZeneca Plc - ADR (a)	44	1,337
GlaxoSmithKline Plc	73	1,567
Johnson & Johnson	6	758
Merck & Co. Inc.	14	801
Pfizer Inc.	19	681
Roche Holding AG	3	715
Sanofi	6	528
Sonic Health Care Ltd.	39	632
		7,910
INDUSTRIALS - 11.7%
BAE Systems Plc	175	1,227
Deutsche Post AG	35	979
Eaton Corp. Plc	13	755
Emerson Electric Co.	14	745
Iron Mountain Inc.	46	1,817
Lockheed Martin Corp.	4	912
Orkla ASA	102	906
RR Donnelley & Sons Co.	55	931
Siemens AG	10	1,059
United Parcel Service Inc. - Class B	8	840
Vinci SA	17	1,210
Waste Management Inc.	13	829
		12,210
INFORMATION TECHNOLOGY - 5.4%
Automatic Data Processing Inc.	8	693
Cisco Systems Inc.	28	808
Microchip Technology Inc. (a)	16	799
Microsoft Corp.	13	651
QUALCOMM Inc.	14	773
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37	970
Texas Instruments Inc.	16	973
		5,667
MATERIALS - 3.1%
Agrium Inc. (a)	7	615
BASF SE	13	1,014
Dow Chemical Co.	23	1,159
Yara International ASA	16	496
		3,284
TELECOMMUNICATION SERVICES - 14.6%
AT&T Inc.	48	2,055
BCE Inc.	40	1,892
CenturyTel Inc.	33	950
Deutsche Telekom AG	44	748
Rogers Communications Inc. - Class B (a)	43	1,732
Singapore Telecommunications Ltd.	254	784
Swisscom AG	3	1,382
Telstra Corp. Ltd.	309	1,292
TELUS Corp.	22	724
Verizon Communications Inc.	35	1,933
Vodafone Group Plc	557	1,698
		15,190
UTILITIES - 15.7%
Ameren Corp.	26	1,394
Duke Energy Corp.	23	1,942
Entergy Corp.	20	1,599
Gas Natural SDG SA	36	710
National Grid Plc	140	2,058
PPL Corp.	52	1,965
Snam Rete Gas SpA	39	232
Southern Co.	17	932
SSE Plc	49	1,022
TECO Energy Inc.	26	706
Terna Rete Elettrica Nazionale SpA	315	1,753
WEC Energy Group Inc.	32	2,101
		16,414
Total Common Stocks (cost $98,994)		101,724

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 6.8%
Investment Company - 1.7%
JNL Money Market Fund, 0.26% (b) (c)	1,821	1,821
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.59% (b) (c)	5,281	5,281
Total Short Term Investments (cost $7,102)		7,102

Total Investments - 104.2% (cost $106,096)		108,826
Other Assets and Liabilities, Net - (4.2%)		(4,428)
Total Net Assets - 100.0%		$104,398

Portfolio Composition:	Percentage of Total Investments
Utilities	15.1%
Telecommunication Services	14.0
Financials	13.9
Consumer Staples	13.3
Industrials	11.2
Health Care	7.3
Energy	7.2
Information Technology	5.2
Consumer Discretionary	3.3
Materials	3.0
Short Term Investments	6.5
Total Investments	100.0%

(a)              All or a portion of the security was on loan.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	3.5%
Canada	4.7
France	6.0
Germany	6.9
Italy	1.9
Netherlands	1.5
Norway	2.9
Singapore	1.4
Spain	0.7
Sweden	0.8
Switzerland	2.7
Taiwan	1.0
United Kingdom	13.8
United States	52.2
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CAD	07/05/2016	BBH	CAD	(126)	$(98)	$—
USD/CAD	07/05/2016	BBH	CAD	(8)	(6)	—
USD/CAD	07/06/2016	BBH	CAD	(137)	(105)	—
					$(209)	$—

See accompanying Notes to Financial Statements.

JNL/FAMCO Flex Core Covered Call Fund

	Shares/Par †	Value
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 17.9%
Ford Motor Co. (a)	135	$1,693
General Motors Co. (a)	104	2,943
Home Depot Inc. (a)	43	5,529
Ross Stores Inc. (a)	57	3,237
Time Warner Inc. (a)	51	3,728
Walt Disney Co. (a)	27	2,661
Whirlpool Corp. (a)	19	3,183
		22,974
CONSUMER STAPLES - 8.3%
CVS Health Corp. (a)	54	5,160
PepsiCo Inc. (a)	52	5,488
		10,648
ENERGY - 2.8%
Chevron Corp. (a)	35	3,617

FINANCIALS - 9.3%
BlackRock Inc. (a)	13	4,316
JPMorgan Chase & Co. (a)	65	4,058
U.S. Bancorp (a)	89	3,605
		11,979
HEALTH CARE - 12.5%
Allergan Plc (a) (b)	8	1,849
Johnson & Johnson (a)	43	5,240
Medtronic Plc (a)	49	4,252
Pfizer Inc. (a)	136	4,792
		16,133
INDUSTRIALS - 19.9%
Boeing Co. (a)	20	2,571
Delta Air Lines Inc. (a)	99	3,596
General Electric Co. (a)	87	2,736
Honeywell International Inc. (a)	43	5,037
Raytheon Co. (a)	33	4,513
Union Pacific Corp. (a)	49	4,310
United Technologies Corp. (a)	27	2,779
		25,542
INFORMATION TECHNOLOGY - 18.1%
Apple Inc. (a)	62	5,908
Cisco Systems Inc. (a)	160	4,582
EMC Corp. (a)	142	3,847
Intel Corp. (a)	122	4,011
International Business Machines Corp. (a)	6	835
QUALCOMM Inc. (a)	75	4,023
		23,206
MATERIALS - 3.1%
Dow Chemical Co. (a)	80	3,997

TELECOMMUNICATION SERVICES - 7.0%
AT&T Inc. (a)	117	5,043
Verizon Communications Inc. (a)	71	3,942
		8,985
Total Common Stocks (cost $116,570)		127,081

INVESTMENT COMPANIES - 2.9%
SPDR S&P 500 ETF Trust (a)	18	3,772
Total Investment Companies (cost $3,721)		3,772

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 2.3%
JNL Money Market Fund, 0.26% (c) (d)	2,936	2,936
Total Short Term Investments (cost $2,936)		2,936

Total Investments - 104.1% (cost $123,227)		133,789
Other Assets and Liabilities, Net - (4.1%)		(5,258)
Total Net Assets - 100.0%		$128,531

Portfolio Composition:	Percentage of Total Investments
Industrials	19.1%
Information Technology	17.3
Consumer Discretionary	17.2
Health Care	12.1
Financials	8.9
Consumer Staples	8.0
Telecommunication Services	6.7
Materials	3.0
Energy	2.7
Short Term Investments	5.0
Total Investments	100.0%

(a)	All or a portion of the security is subject to a written call option.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Allergan Plc	10/21/2016	240.00	80	$(96)
Apple Inc.	07/15/2016	100.00	164	(2)
Apple Inc.	07/15/2016	95.00	195	(31)
Apple Inc.	08/19/2016	105.00	259	(9)
AT&T Inc.	07/01/2016	38.50	1,167	(539)
BlackRock Inc.	10/21/2016	360.00	126	(107)
Boeing Co.	11/18/2016	135.00	198	(90)
Chevron Corp.	07/15/2016	103.00	345	(93)
Cisco Systems Inc.	10/21/2016	28.00	1,597	(236)
CVS Health Corp.	07/29/2016	95.00	181	(35)
CVS Health Corp.	08/19/2016	95.00	358	(97)
Delta Air Lines Inc.	07/15/2016	40.00	987	(22)
Dow Chemical Co.	07/08/2016	53.00	804	(4)
EMC Corp.	01/19/2018	27.00	1,416	(285)
Ford Motor Co.	09/16/2016	14.75	1,347	(5)
General Electric Co.	10/21/2016	31.00	869	(124)
General Motors Co.	09/16/2016	31.00	1,040	(34)
Home Depot Inc.	08/19/2016	135.00	433	(32)
Honeywell International Inc.	12/16/2016	120.00	433	(155)
Intel Corp.	07/15/2016	32.00	430	(46)
Intel Corp.	10/21/2016	30.00	793	(258)
International Business Machines Corp.	07/15/2016	152.50	55	(9)
Johnson & Johnson	10/21/2016	110.00	432	(521)
JPMorgan Chase & Co.	07/15/2016	65.00	653	(12)
Medtronic Plc	08/19/2016	85.00	5	(1)
Medtronic Plc	08/19/2016	80.00	129	(89)
Medtronic Plc	08/19/2016	77.50	356	(330)
PepsiCo Inc.	07/15/2016	105.00	518	(103)
Pfizer Inc.	08/19/2016	35.00	1,361	(118)
Qualcomm Inc.	08/19/2016	55.00	237	(32)
Qualcomm Inc.	10/21/2016	57.50	514	(54)
Raytheon Co.	08/19/2016	130.00	332	(232)
Ross Stores Inc.	11/18/2016	57.50	571	(177)
SPDR S&P 500 ETF Trust	07/15/2016	207.00	180	(65)
The Walt Disney Co.	07/15/2016	100.00	272	(6)
Time Warner Inc.	10/21/2016	75.00	507	(152)
U.S. Bancorp	09/16/2016	42.00	894	(75)
Union Pacific Corp.	08/19/2016	77.50	494	(513)
United Technologies Corp.	08/19/2016	105.00	271	(34)
Verizon Communications Inc.	07/15/2016	52.50	706	(237)
Whirlpool Corp.	09/16/2016	170.00	191	(130)
			21,900	$(5,190)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2015	22,709	$3,980
Options written during the period	60,766	9,770
Options closed during the period	(50,998)	(8,626)
Options exercised during the period	(742)	(75)
Options expired during the period	(9,835)	(1,020)
Options outstanding at June 30, 2016	21,900	$4,029

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/Lazard International Strategic Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 103.2%
AUSTRALIA - 6.1%
Amcor Ltd.	237	$2,669
Caltex Australia Ltd.	86	2,075
James Hardie Industries SE - CDI	95	1,469
		6,213
BELGIUM - 2.6%
Anheuser-Busch InBev NV	20	2,659

BERMUDA - 1.3%
Signet Jewelers Ltd.	16	1,283

CANADA - 1.1%
MacDonald Dettwiler & Associates Ltd. (a)	18	1,159

DENMARK - 2.9%
Carlsberg A/S - Class B	31	2,986

FINLAND - 3.6%
Sampo Oyj - Class AClass A	91	3,708

FRANCE - 6.3%
Elior	59	1,291
Iliad SA	7	1,373
Valeo SA	44	1,962
Vivendi SA	96	1,793
		6,419
GERMANY - 5.2%
Banca Mediolanum SpA	158	1,083
Fresenius SE & Co. KGaA	17	1,243
GEA Group AG	19	896
Symrise AG	30	2,066
		5,288
HONG KONG - 2.3%
AIA Group Ltd.	390	2,346

IRELAND - 3.8%
CRH Plc	45	1,302
Kerry Group Plc - Class A	26	2,278
Permanent TSB Group Holdings Plc (b)	187	350
		3,930
ISRAEL - 3.1%
Israel Discount Bank Ltd. - Class A (b)	536	924
Teva Pharmaceutical Industries Ltd. - ADR	44	2,231
		3,155
ITALY - 1.2%
Mediaset SpA	338	1,183

JAPAN - 24.1%
AEON Financial Service Co. Ltd. (a)	130	2,821
Asics Corp.	92	1,559
Daiwa House Industry Co. Ltd.	146	4,276
Don Quijote Holdings Co. Ltd.	104	3,865
Fanuc Ltd.	11	1,838
Japan Tobacco Inc. (a)	61	2,477
KDDI Corp.	91	2,770
Makita Corp.	26	1,740
SoftBank Group Corp.	44	2,460
United Arrows Ltd.	27	798
		24,604
NETHERLANDS - 1.6%
Wolters Kluwer NV	39	1,592

NEW ZEALAND - 4.0%
Worldpay Group Plc (b)	439	1,596
Z Energy Ltd.	435	2,516
		4,112
NORWAY - 4.9%
Europris ASA	132	563
Statoil ASA (a)	144	2,490
Telenor ASA	121	2,005
		5,058
SWEDEN - 3.5%
Assa Abloy AB - Class B	117	2,405
Swedbank AB - Class A	57	1,188
		3,593
SWITZERLAND - 4.3%
Actelion Ltd.	18	3,008
Cie Financiere Richemont SA	23	1,362
		4,370
UNITED KINGDOM - 17.8%
ARM Holdings Plc	65	986
Associated British Foods Plc	25	923
British American Tobacco Plc	60	3,876
Compass Group Plc	136	2,589
Informa Plc	295	2,879
London Stock Exchange Group Plc	53	1,809
Rentokil Initial Plc	235	606
Shire Plc	51	3,132
Spire Healthcare Group Plc	307	1,369
		18,169
UNITED STATES OF AMERICA - 3.5%
Aon Plc - Class A	32	3,548
Total Common Stocks (cost $102,273)		105,375

SHORT TERM INVESTMENTS - 10.3%
Investment Company - 6.7%
JNL Money Market Fund, 0.26% (c) (d)	6,872	6,872
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (d)	3,691	3,691
Total Short Term Investments (cost $10,563)		10,563

Total Investments - 113.5% (cost $112,836)		115,938
Other Assets and Liabilities, Net - (13.5%)		(13,786)
Total Net Assets - 100.0%		$102,152

Portfolio Composition:	Percentage of Total Investments
Financials	19.0%
Consumer Discretionary	18.5
Consumer Staples	13.1
Health Care	9.5
Industrials	8.6
Telecommunication Services	7.4
Materials	6.5
Energy	6.1
Information Technology	2.2
Short Term Investments	9.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CAD	07/05/2016	SSB	CAD	(1)	$—	$—
USD/GBP	07/05/2016	SSB	GBP	(305)	(406)	(3)
USD/GBP	07/05/2016	SSB	GBP	(772)	(1,028)	(6)
					$(1,434)	$(9)

See accompanying Notes to Financial Statements.

JNL/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 36.8%
GOVERNMENT SECURITIES - 36.8%
Federal Farm Credit Bank - 11.2%
Federal Farm Credit Bank
5.13%, 08/25/16 (a)	$2,000	$2,014
0.46%, 10/19/16 (a) (b)	7,250	7,251
0.45%, 11/28/16 (a)	5,000	5,000
0.50%, 01/03/17 (a) (b)	3,000	3,000
4.88%, 01/17/17 (a)	4,250	4,350
0.48%, 04/26/17 (a) (b)	2,850	2,850
		24,465
Federal Home Loan Bank - 11.5%
Federal Home Loan Bank
0.48%, 08/26/16 (a) (b)	5,000	5,001
2.00%, 09/09/16 (a)	3,000	3,009
0.50%, 09/28/16 - 11/25/16 (a)	14,140	14,144
1.63%, 12/09/16 (a)	3,000	3,015
		25,169
Federal Home Loan Mortgage Corp. - 11.5%
Federal Home Loan Mortgage Corp.
2.00%, 08/25/16 (a)	3,900	3,909
0.65%, 09/29/16 (a)	1,700	1,701
0.88%, 10/14/16 (a) (c)	18,485	18,508
5.13%, 10/18/16 (a)	1,050	1,065
		25,183
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association, 1.25%, 09/28/16 (a)	5,720	5,731
Total Government and Agency Obligations (cost $80,540)		80,548

SHORT TERM INVESTMENTS - 68.6%
Federal National Mortgage Association - 8.7%
Federal National Mortgage Association, 0.30%, 09/20/16 (a)	19,000	18,988
Investment Company - 3.9%
JNL Money Market Fund, 0.26% (d) (e)	8,552	8,552
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (e)	6,736	6,736
Treasury Securities - 52.9%
U.S. Treasury Bill
0.17%, 07/21/16	81,000	80,988
0.19%, 08/04/16 (c)	35,000	34,994
		115,982
Total Short Term Investments (cost $150,258)		150,258

Total Investments - 105.4% (cost $230,798)		230,806
Other Assets and Liabilities, Net - (5.4%)		(11,752)
Total Net Assets - 100.0%		$219,054

Portfolio Composition*:	Percentage of Total Investments
Government Securities	34.9%
Short Term Investments	65.1
Total Investments	100.0%

* The fund gains exposure to currencies by investing in forward foreign currency contracts

(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(c)	All or a portion of the security was on loan.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

See accompanying Notes to Financial Statements.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	09/08/2016	SSB	AUD	31,790	$23,651	$229
AUD/USD	09/08/2016	RBC	AUD	13,929	10,363	348
AUD/USD	09/08/2016	DUB	AUD	10,804	8,037	267
AUD/USD	09/08/2016	SGB	AUD	15,571	11,585	370
AUD/USD	09/08/2016	GSC	AUD	11,467	8,531	70
CAD/USD	09/08/2016	SSB	CAD	11,022	8,533	59
CAD/USD	09/08/2016	SGB	CAD	86,054	66,618	81
CAD/USD	09/08/2016	DUB	CAD	36,673	28,390	45
CAD/USD	09/08/2016	SSB	CAD	16,179	12,526	(96)
CAD/USD	09/08/2016	RBC	CAD	8,300	6,425	(4)
CAD/USD	09/08/2016	GSC	CAD	6,071	4,700	8
CHF/USD	09/08/2016	SSB	CHF	20,044	20,606	253
CHF/USD	09/08/2016	RBC	CHF	2,296	2,360	30
CHF/USD	09/08/2016	SGB	CHF	6,984	7,179	96
CHF/USD	09/08/2016	GSC	CHF	7,433	7,642	92
CHF/USD	09/08/2016	GSC	CHF	9,368	9,631	(128)
CHF/USD	09/08/2016	SGB	CHF	4,306	4,427	(75)
CHF/USD	09/08/2016	SSB	CHF	15,594	16,032	(193)
EUR/USD	09/08/2016	SSB	EUR	11,151	12,405	(208)
EUR/USD	09/08/2016	SGB	EUR	10,800	12,014	(190)
EUR/USD	09/08/2016	GSC	EUR	10,737	11,945	(147)
GBP/USD	09/08/2016	SGB	GBP	7,832	10,432	(1,036)
GBP/USD	09/08/2016	SSB	GBP	9,157	12,198	(1,008)
GBP/USD	09/08/2016	GSC	GBP	9,097	12,119	(1,021)
JPY/USD	09/08/2016	RBC	JPY	2,465,536	23,929	1,246
JPY/USD	09/08/2016	DUB	JPY	359,599	3,490	201
JPY/USD	09/08/2016	SGB	JPY	1,479,493	14,359	699
JPY/USD	09/08/2016	GSC	JPY	1,114,299	10,814	646
JPY/USD	09/08/2016	SSB	JPY	700,058	6,794	160
JPY/USD	09/08/2016	GSC	JPY	154,847	1,503	(7)
NOK/USD	09/08/2016	SGB	NOK	210,797	25,185	(219)
NOK/USD	09/08/2016	SSB	NOK	532,115	63,574	(288)
NOK/USD	09/08/2016	GSC	NOK	10,116	1,209	(24)
NOK/USD	09/08/2016	RBC	NOK	13,700	1,637	—
NOK/USD	09/08/2016	SSB	NOK	60,123	7,183	98
NZD/USD	09/08/2016	RBC	NZD	15,879	11,299	637
NZD/USD	09/08/2016	SSB	NZD	21,013	14,952	459
NZD/USD	09/08/2016	SGB	NZD	4,377	3,114	176
NZD/USD	09/08/2016	GSC	NZD	7,545	5,368	72
SEK/USD	09/08/2016	SGB	SEK	63,274	7,501	(194)
SEK/USD	09/08/2016	RBC	SEK	158,958	18,844	(398)
SEK/USD	09/08/2016	GSC	SEK	245,768	29,134	(648)
SEK/USD	09/08/2016	SSB	SEK	107,192	12,707	(297)
SEK/USD	09/08/2016	SSB	SEK	19,096	2,264	19
USD/AUD	09/08/2016	GSC	AUD	(26,902)	(20,014)	(432)
USD/AUD	09/08/2016	SSB	AUD	(46,941)	(34,922)	(987)
USD/AUD	09/08/2016	SGB	AUD	(4,771)	(3,550)	11
USD/AUD	09/08/2016	RBC	AUD	(1,951)	(1,451)	(14)
USD/AUD	09/08/2016	SSB	AUD	(1,541)	(1,146)	1
USD/CAD	09/08/2016	GSC	CAD	(20,899)	(16,178)	182
USD/CAD	09/08/2016	SGB	CAD	(12,581)	(9,739)	(111)
USD/CAD	09/08/2016	RBC	CAD	(73,029)	(56,535)	(269)
USD/CAD	09/08/2016	GSC	CAD	(33,256)	(25,745)	(230)
USD/CAD	09/08/2016	SSB	CAD	(27,438)	(21,242)	(199)
USD/CAD	09/08/2016	SGB	CAD	(11,253)	(8,712)	138
USD/CHF	09/08/2016	SGB	CHF	(77,362)	(79,531)	(1,046)
USD/CHF	09/08/2016	DUB	CHF	(1,540)	(1,583)	(22)
USD/CHF	09/08/2016	SSB	CHF	(2,811)	(2,889)	33
USD/CHF	09/08/2016	SGB	CHF	(4,374)	(4,497)	84
USD/CHF	09/08/2016	SSB	CHF	(2,583)	(2,656)	(15)

See accompanying Notes to Financial Statements.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CHF	09/08/2016	GSC	CHF	(2,683)	$(2,758)	$(6)
USD/EUR	09/08/2016	SGB	EUR	(1,394)	(1,550)	13
USD/EUR	09/08/2016	RBC	EUR	(8,479)	(9,433)	100
USD/EUR	09/08/2016	DUB	EUR	(1,972)	(2,194)	18
USD/EUR	09/08/2016	SSB	EUR	(16,532)	(18,392)	274
USD/EUR	09/08/2016	GSC	EUR	(4,696)	(5,225)	28
USD/EUR	09/08/2016	SSB	EUR	(6,972)	(7,756)	(39)
USD/GBP	09/08/2016	SGB	GBP	(619)	(825)	87
USD/GBP	09/08/2016	DUB	GBP	(4,816)	(6,415)	668
USD/GBP	09/08/2016	SSB	GBP	(10,427)	(13,891)	1,012
USD/GBP	09/08/2016	RBC	GBP	(1,234)	(1,644)	168
USD/GBP	09/08/2016	GSC	GBP	(1,779)	(2,370)	149
USD/GBP	09/08/2016	SSB	GBP	(940)	(1,253)	(3)
USD/JPY	09/08/2016	SGB	JPY	(4,424,690)	(42,943)	(2,569)
USD/JPY	09/08/2016	SSB	JPY	(2,452,965)	(23,806)	(1,278)
USD/JPY	09/08/2016	GSC	JPY	(496,532)	(4,819)	(158)
USD/JPY	09/08/2016	SSB	JPY	(372,928)	(3,619)	36
USD/NOK	09/08/2016	SSB	NOK	(157,959)	(18,872)	334
USD/NOK	09/08/2016	RBC	NOK	(10,262)	(1,226)	13
USD/NOK	09/08/2016	DUB	NOK	(55,556)	(6,637)	87
USD/NOK	09/08/2016	SGB	NOK	(95,712)	(11,435)	177
USD/NOK	09/08/2016	GSC	NOK	(77,908)	(9,308)	71
USD/NZD	09/08/2016	DUB	NZD	(16,246)	(11,560)	(665)
USD/NZD	09/08/2016	SGB	NZD	(51,336)	(36,527)	(1,927)
USD/NZD	09/08/2016	GSC	NZD	(14,076)	(10,016)	(238)
USD/NZD	09/08/2016	SSB	NZD	(19,165)	(13,636)	(325)
USD/NZD	09/08/2016	RBC	NZD	(5,320)	(3,785)	(50)
USD/SEK	09/08/2016	SSB	SEK	(180,726)	(21,424)	691
USD/SEK	09/08/2016	SGB	SEK	(231,822)	(27,481)	708
USD/SEK	09/08/2016	DUB	SEK	(74,179)	(8,794)	189
USD/SEK	09/08/2016	SSB	SEK	(9,828)	(1,165)	(7)
					$(27,940)	$(5,138)

See accompanying Notes to Financial Statements.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.0%
Ally Auto Receivables Trust, 0.92%, 02/15/18	$606	$606
Capital One Multi-Asset Execution Trust, 0.52%, 02/15/17 (b)	1,000	999
Chase Issuance Trust, 0.71%, 05/15/17 (b)	1,000	1,001
Navient Student Loan Trust
0.70%, 12/25/16 (b)	223	223
0.73%, 12/26/16 (b)	680	680
Penarth Master Issuer Plc, 0.85%, 05/18/17 (b) (c)	1,055	1,051
USAA Auto Owner Trust, 0.82%, 01/17/17	1,245	1,244
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,809)		5,804

CORPORATE BONDS AND NOTES - 59.1%
CONSUMER DISCRETIONARY - 0.8%
Comcast Corp., 6.50%, 01/15/17	245	252

CONSUMER STAPLES - 0.8%
CVS Caremark Corp., 1.20%, 12/05/16	250	250

ENERGY - 4.0%
Chevron Corp., 1.13%, 05/16/18 (b)	385	385
Shell International Finance BV, 0.95%, 05/10/17 (b)	840	841
		1,226
FINANCIALS - 28.9%
American Express Credit Corp., 1.15%, 07/29/16 (b)	265	265
Anheuser-Busch InBev Finance Inc., 0.82%, 01/27/17 (b)	350	350
Bank of America NA, 1.10%, 11/14/16 (b)	1,000	1,001
Berkshire Hathaway Finance Corp., 1.34%, 03/15/19 (b)	240	242
Citigroup Inc., 1.60%, 07/25/16 (b)	305	305
Daimler Finance North America LLC, 1.32%, 08/01/16 (b) (c)	530	530
ERAC USA Finance LLC, 6.20%, 11/01/16 (c)	375	381
Goldman Sachs Group Inc., 5.75%, 10/01/16	480	486
JPMorgan Chase & Co., 1.15%, 02/15/17 (b)	980	981
Mizuho Bank Ltd., 1.09%, 09/25/17 (b) (c)	625	623
National Australia Bank Ltd., 1.19%, 07/25/16 (b)	400	400
Royal Bank of Canada, 1.12%, 09/09/16 (b)	360	360
Simon Property Group LP, 5.25%, 12/01/16	300	302
Toyota Motor Credit Corp.
1.01%, 04/06/18 (b)	345	345
1.45%, 02/19/19 (b)	185	185
U.S. Bank NA, 0.87%, 01/30/17 (b)	1,000	1,000
UBS AG, 1.14%, 09/26/16 (b)	250	250
Wells Fargo & Co., 0.92%, 09/08/17 (b)	800	798
		8,804
HEALTH CARE - 8.5%
Bayer US Finance LLC, 0.88%, 10/07/16 (b) (c)	740	740
Johnson & Johnson, 0.94%, 03/01/19 (b)	160	160
Medtronic Inc., 0.76%, 02/27/17 (b)	1,000	1,000
UnitedHealth Group Inc., 1.08%, 01/17/17 (b)	695	696
		2,596
INDUSTRIALS - 3.1%
Lockheed Martin Corp., 2.13%, 09/15/16	210	211
Rockwell Collins Inc., 1.00%, 12/15/16 (b)	720	720
		931
INFORMATION TECHNOLOGY - 6.2%
Apple Inc., 1.47%, 02/22/19 (b)	475	482
Cisco Systems Inc., 0.96%, 03/03/17 (b)	500	501
Oracle Corp., 0.83%, 07/07/17 (b)	905	906
		1,889
MATERIALS - 3.5%
BHP Billiton Finance USA Ltd., 0.88%, 09/30/16 (b)	1,054	1,053

TELECOMMUNICATION SERVICES - 0.8%
Verizon Communications Inc., 2.18%, 09/15/16 (b)	250	251

UTILITIES - 2.5%
Electricite de France SA, 1.09%, 01/20/17 (b) (c)	750	750
Total Corporate Bonds and Notes (cost $17,997)		18,002

SHORT TERM INVESTMENTS - 19.8%
Investment Company - 6.0%
JNL Money Market Fund, 0.26% (d) (e)	1,817	1,817
Treasury Securities - 13.8%
U.S. Treasury Bill, 0.37%, 09/29/16 (f)	$4,200	4,198
Total Short Term Investments (cost $6,014)		6,015

Total Investments - 97.9% (cost $29,820)		29,821
Other Assets and Liabilities, Net - 2.1%		625
Total Net Assets - 100.0%		$30,446

Portfolio Composition:	Percentage of Total Investments
Financials	29.5%
Non-U.S. Government Agency ABS	19.5
Health Care	8.7
Information Technology	6.3
Energy	4.1
Materials	3.5
Industrials	3.1
Utilities	2.5
Consumer Discretionary	0.9
Telecommunication Services	0.9
Consumer Staples	0.8
Short Term Investments	20.2
Total Investments	100.0%

(a)	Consolidated Schedule of Investments.
(b)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of June 30, 2016, the aggregate value of these liquid securities was $3,694 which represented 12.1% of net assets.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(f)	All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	October 2016	35	$—
Cocoa Future	September 2016	22	—
Coffee ‘C’ Future	September 2016	6	51
Copper Future	September 2016	24	39
Corn Future	December 2016	124	(240)
Cotton No. 2 Future	December 2016	19	4
Feeder Cattle Future	August 2016	9	(24)
Gold 100 oz. Future	December 2016	17	169
KCBT Wheat Future	December 2016	41	(99)
Lean Hogs Future	October 2016	40	58
Live Cattle Future	October 2016	13	(7)
LME Aluminum Future	September 2016	15	32
LME Lead Future	September 2016	27	57
LME Nickel Future	September 2016	19	112
LME Zinc Future	September 2016	21	104
Low Sulphur Gas Oil Future	September 2016	21	5
Natural Gas Future	September 2016	29	176
NY Harbor ULSD Future	September 2016	29	(6)
Platinum Future	October 2016	30	53
RBOB Gasoline Future	September 2016	28	(99)
Silver Future	December 2016	12	136
Soybean Future	November 2016	18	90
Soybean Meal Future	December 2016	31	74
Soybean Oil Future	December 2016	20	4
Sugar #11 (World Markets) Future	October 2016	24	75
Wheat Future	December 2016	39	(80)
WTI Crude Oil Future	September 2016	34	(28)
			$656

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 9.8%
CONSUMER STAPLES - 1.1%
Post Holdings Inc., 5.25%, 06/01/17 (a)	31	$4,558

ENERGY - 0.8%
WPX Energy Inc., 6.25%, 07/31/18 (a)	64	2,965

FINANCIALS - 2.3%
Crown Castle International Corp., 4.50%, 11/01/16 (a)	78	9,371

HEALTH CARE - 4.8%
Allergan Plc, 5.00%, 03/01/18 (a)	16	13,646
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/118 (a)	7	5,876
		19,522
TELECOMMUNICATION SERVICES - 0.8%
T-Mobile US Inc., 5.50%, 12/15/17 (a)	45	3,284
Total Preferred Stocks (cost $41,719)		39,700

INVESTMENT COMPANIES - 0.7%
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	22	2,557
Total Investment Companies (cost $2,405)		2,557

CORPORATE BONDS AND NOTES - 82.7%
CONSUMER DISCRETIONARY - 8.2%
Ctrip.com International Ltd., 1.99%, 07/01/25 (a) (b)	$6,120	6,614
Liberty Interactive LLC, 0.75%, 03/30/43 (a)	9,185	10,243
Liberty Media Corp., 1.38%, 10/15/23 (a)	4,080	4,052
Priceline.com Inc., 1.00%, 03/15/18 (a)	4,460	6,191
Ryland Group Inc., 1.63%, 05/15/18 (a)	4,605	5,903
		33,003
ENERGY - 4.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (a) (b)	8,085	4,568
Scorpio Tankers Inc., 2.38%, 07/01/19 (a) (c)	8,065	6,079
Weatherford International Ltd., 5.88%, 07/01/21 (a)	2,700	2,934
Whiting Petroleum Corp., 1.25%, 04/01/20 (a)	4,475	3,541
		17,122
FINANCIALS - 4.9%
Blackstone Mortgage Trust Inc., 5.25%, 12/01/18 (a)	2,400	2,547
Encore Capital Group Inc., 3.00%, 07/01/20 (a)	2,675	2,068
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (a)	8,760	6,827
RWT Holdings Inc., 5.63%, 11/15/19 (a)	3,600	3,524
Starwood Property Trust Inc., 4.55%, 03/01/18 (a)	4,510	4,699
		19,665
HEALTH CARE - 14.5%
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (a)	1,560	1,733
1.50%, 10/15/20 (a)	5,090	5,885
Hologic Inc., 0.00%, 12/15/43 (a) (b) (d)	5,140	6,239
Horizon Pharma Investment Ltd., 2.50%, 03/15/22 (a)	7,435	6,738
Incyte Corp., 1.25%, 11/15/20 (a)	2,200	3,745
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22 (a) (c)	4,345	4,451
Jazz Investments I Ltd., 1.88%, 08/15/21 (a)	5,205	5,573
Medicines Co., 2.50%, 01/15/22 (a)	6,020	7,092
Nevro Corp., 1.75%, 06/01/21 (a)	3,650	3,830
NuVasive Inc., 2.25%, 03/15/21 (a) (c)	8,410	9,955
Spectranetics Corp., 2.63%, 06/01/34 (a)	3,935	3,478
		58,719
INDUSTRIALS - 5.3%
Air Lease Corp., 3.88%, 12/01/18 (a) (b)	2,890	3,488
Dycom Industries Inc., 0.75%, 09/15/21 (a) (b) (c)	9,135	10,402
Echo Global Logistics Inc., 2.50%, 05/01/20 (a) (b)	5,830	5,506
Navistar International Corp., 4.75%, 04/15/19 (a)	3,905	2,267
		21,663
INFORMATION TECHNOLOGY - 44.1%
CalAmp Corp., 1.63%, 05/15/20 (a)	6,000	5,565
Ciena Corp., 3.75%, 10/15/18 (a) (b) (c)	8,335	9,726
CSG Systems International Inc., 4.25%, 03/15/36 (a) (c)	5,000	5,263
Electronics For Imaging Inc., 0.75%, 09/01/19 (a) (b)	7,585	8,130
Envestnet Inc., 1.75%, 12/15/19 (a) (b)	4,825	4,355
Euronet Worldwide Inc., 1.50%, 10/01/44 (a) (b)	4,710	5,402
Inphi Corp., 1.13%, 12/01/20 (a) (c)	3,860	4,089
Integrated Device Technology Inc., 0.88%, 11/15/22 (a) (c)	2,500	2,406
j2 Global Inc., 3.25%, 06/15/29 (a)	6,575	7,372
Lam Research Corp., 1.25%, 05/15/18 (a)	3,845	5,590
LinkedIn Corp., 0.50%, 11/01/19 (a)	10,170	10,037
Mentor Graphics Corp., 4.00%, 04/01/31 (a)	3,895	4,272
MercadoLibre Inc., 2.25%, 07/01/19 (a)	4,915	6,208
Microchip Technology Inc., 1.63%, 02/15/25 (a)	8,515	9,425
Micron Technology Inc., 1.63%, 02/15/33 (a)	5,500	7,721
Nuance Communications Inc., 1.00%, 12/15/35 (a) (c)	7,975	7,008
Nvidia Corp., 1.00%, 12/01/18 (a)	2,420	5,639
NXP Semiconductors NV, 1.00%, 12/01/19 (a)	10,060	10,934
Palo Alto Networks Inc., 0.00%, 07/01/19 (a) (e)	3,765	4,798
Proofpoint Inc.
1.25%, 12/15/18 (a)	3,785	6,323
0.75%, 06/15/20 (a)	5,570	5,977
Salesforce.com Inc., 0.25%, 04/01/18 (a)	7,390	9,547
Sina Corp., 1.00%, 12/01/18 (a)	6,505	6,387
SunPower Corp., 4.00%, 01/15/23 (a) (c)	10,555	9,288
Synchronoss Technologies Inc., 0.75%, 08/15/19 (a)	8,245	8,157
Twitter Inc., 1.00%, 09/15/21 (a)	5,570	4,957
Workday Inc., 0.75%, 07/15/18 (a)	3,750	4,163
		178,739
MATERIALS - 1.5%
RTI International Metals Inc., 1.63%, 10/15/19 (a)	5,710	6,053
Total Corporate Bonds and Notes (cost $334,872)		334,964

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 4.7%
JNL Money Market Fund, 0.26% (f) (g)	19,095	19,095
Total Short Term Investments (cost $19,095)		19,095

Total Investments - 97.9% (cost $398,091)		396,316
Total Securities Sold Short - (38.6%) (proceeds $165,682)		(156,388)
Other Assets and Liabilities, Net - 40.7%		164,959
Total Net Assets - 100.0%		$404,887

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SECURITIES SOLD SHORT - 38.6%
COMMON STOCKS - 37.6%
CONSUMER DISCRETIONARY - 4.5%
CalAtlantic Group Inc.	73	$2,689
Charter Communications Inc. - Class A	21	4,747
Ctrip.com International Ltd. - ADR	58	2,374
Priceline Group Inc.	3	4,132
Sirius XM Holdings Inc.	350	1,384
Time Warner Inc.	38	2,790
		18,116
CONSUMER STAPLES - 0.8%
Post Holdings Inc.	41	3,365

ENERGY - 1.5%
Cheniere Energy Inc.	27	999
Scorpio Tankers Inc.	291	1,223
Weatherford International Plc	244	1,355
Whiting Petroleum Corp.	80	744
WPX Energy Inc.	206	1,913
		6,234
FINANCIALS - 2.1%
Blackstone Mortgage Trust Inc. - Class A	17	465
Crown Castle International Corp.	46	4,712
Encore Capital Group Inc.	35	826
PRA Group Inc.	57	1,377
Redwood Trust Inc.	28	383
Starwood Property Trust Inc.	32	654
		8,417
HEALTH CARE - 8.9%
Allergan Plc	26	6,072
BioMarin Pharmaceutical Inc.	40	3,141
Hologic Inc.	36	1,244
Horizon Pharma Plc	181	2,985
Incyte Corp.	34	2,720
Ironwood Pharmaceuticals Inc. - Class A	188	2,463
Jazz Pharmaceuticals Plc	11	1,617
Medicines Co.	117	3,933
Nevro Corp.	21	1,512
NuVasive Inc.	90	5,355
Spectranetics Corp.	76	1,418
Teva Pharmaceutical Industries Ltd. - ADR	69	3,451
		35,911
INDUSTRIALS - 2.0%
Air Lease Corp. - Class A	63	1,685
Dycom Industries Inc.	51	4,605
Echo Global Logistics Inc.	60	1,336
Navistar International Corp.	33	380
		8,006
INFORMATION TECHNOLOGY - 17.0%
CalAmp Corp.	109	1,607
Ciena Corp.	207	3,875
CSG Systems International Inc.	38	1,514
Electronics for Imaging Inc.	57	2,475
Envestnet Inc.	23	767
Euronet Worldwide Inc.	38	2,643
Inphi Corp.	53	1,693
Integrated Device Technology Inc.	43	866
j2 Global Inc.	47	2,998
Lam Research Corp.	47	3,968
Mentor Graphics Corp.	78	1,663
MercadoLibre Inc.	25	3,460
Microchip Technology Inc.	103	5,221
Micron Technology Inc.	327	4,500
Nuance Communications Inc.	146	2,290
Nvidia Corp.	108	5,078
NXP Semiconductors NV	44	3,448
Palo Alto Networks Inc.	26	3,141
Proofpoint Inc.	81	5,111
Salesforce.com Inc.	62	4,907
Sina Corp.	3	163
SunPower Corp.	210	3,253
Synchronoss Technologies Inc.	54	1,729
Twitter Inc.	25	429
Workday Inc. - Class A	28	2,118
		68,917
MATERIALS - 0.3%
Alcoa Inc.	139	1,289

TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US Inc.	49	2,133
Total Common Stocks (proceeds $161,838)		152,388

INVESTMENT COMPANIES - 1.0%
iShares 1-3 Year Treasury Bond ETF	23	1,939
iShares 7-10 Year Treasury Bond Fund ETF	18	2,061
Total Investment Companies (proceeds $3,844)		4,000
Total Securities Sold Short - 38.6% (proceeds $165,682)		$156,388

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	45.1%
Health Care	19.7
Consumer Discretionary	8.3
Financials	7.3
Industrials	5.5
Energy	5.1
Materials	1.5
Consumer Staples	1.2
Telecommunication Services	0.8
Investment Companies	0.7
Short Term Investments	4.8
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	44.1%
Health Care	23.0
Consumer Discretionary	11.6
Financials	5.4
Industrials	5.1
Energy	4.0
Consumer Staples	2.1
Telecommunication Services	1.4
Materials	0.8
Investment Companies	2.5
Total Short Investments	100.0%

(a)	Convertible security.
(b)	All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $68,668 which represented 17.0% of net assets.

See accompanying Notes to Financial Statements.

(d)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/PIMCO Credit Income Fund ‡

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
JPMorgan Mortgage Acquisition Trust REMIC, 0.72%, 07/25/36 (c)	$300	$210
Morgan Stanley Home Equity Loan Trust REMIC, 0.55%, 04/25/37 (c)	15	9
Other Securities		6,511
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,668)		6,730

CORPORATE BONDS AND NOTES - 67.6%
CONSUMER DISCRETIONARY - 5.1%
Charter Communications Operating LLC
4.46%, 07/23/22 (d)	500	538
4.91%, 07/23/25 (d)	1,275	1,390
6.38%, 10/23/35 (d)	538	637
6.48%, 10/23/45 (d)	300	358
Wynn Macau Ltd., 5.25%, 10/15/21 (d)	1,800	1,751
Other Securities		10,722
		15,396
CONSUMER STAPLES - 2.3%
Philip Morris International Inc., 2.13%, 05/10/23	1,500	1,506
Other Securities		5,478
		6,984
ENERGY - 7.8%
Energy Transfer Partners LP
4.65%, 06/01/21	750	775
3.60%, 02/01/23	400	383
4.90%, 03/15/35	500	442
6.05%, 06/01/41	100	98
6.50%, 02/01/42	100	105
Enterprise Products Operating LLC
3.90%, 02/15/24	100	106
3.75%, 02/15/25	400	417
3.70%, 02/15/26	1,000	1,047
3.95%, 02/15/27	500	531
5.70%, 02/15/42	100	117
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	528
3.50%, 03/01/21	950	953
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	100
6.88%, 05/01/18	50	54
7.50%, 01/15/20	100	117
3.45%, 01/15/21	600	620
3.95%, 07/15/22	400	419
Plains All American Pipeline LP
8.75%, 05/01/19	300	343
2.60%, 12/15/19	200	195
2.85%, 01/31/23	100	92
4.65%, 10/15/25 (e)	900	909
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	400	401
5.75%, 05/15/24	300	298
5.63%, 03/01/25	425	423
5.88%, 06/30/26 (d)	500	499
Spectra Energy Partners LP
4.75%, 03/15/24	900	990
3.50%, 03/15/25	350	358
Other Securities		12,537
		23,857
FINANCIALS - 36.2%
Ace INA Holdings Inc., 3.35%, 05/03/26	1,575	1,678
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	302
4.50%, 05/15/21	1,000	1,023
5.00%, 10/01/21	600	624
3.95%, 02/01/22	400	400
American International Group Inc.
3.90%, 04/01/26 (e)	1,325	1,366
4.38%, 01/15/55	400	370
American Tower Corp.
2.80%, 06/01/20	200	205
3.50%, 01/31/23	550	569
4.00%, 06/01/25	200	213
3.38%, 10/15/26	200	201
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	3,350	3,586
Bank of America Corp.
6.50%, 08/01/16	350	352
0.00%, 01/04/17 (k)	500	496
2.65%, 04/01/19	100	103
2.25%, 04/21/20	300	302
4.10%, 07/24/23	1,875	2,010
3.88%, 08/01/25	600	639
3.50%, 04/19/26	1,300	1,345
Bank of America NA
1.25%, 02/14/17	250	250
1.05%, 05/08/17 (c)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	408
3.00%, 02/24/25	500	524
2.80%, 05/04/26	1,800	1,868
Barclays Bank Plc
14.00% (callable at 100 beginning 06/15/19) (j), GBP	200	322
7.63%, 11/21/22	1,000	1,076
7.75%, 04/10/23 (c)	775	800
Barclays Plc, 5.20%, 05/12/26	600	606
BGC Partners Inc.
5.38%, 12/09/19	225	237
5.13%, 05/27/21 (a) (b)	1,100	1,120
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (j)	575	562
6.25% (callable at 100 beginning 08/15/26) (j)	300	309
3.40%, 05/01/26	2,600	2,668
CME Group Inc.
3.00%, 09/15/22	1,000	1,062
3.00%, 03/15/25	725	758
Credit Agricole SA
1.20%, 06/12/17 (c) (d)	250	250
2.75%, 06/10/20 (d)	300	309
1.81%, 07/01/21 (a) (b) (c)	500	499
4.38%, 03/17/25 (d) (e)	225	227
Credit Suisse, 3.00%, 10/29/21	300	307
Credit Suisse AG
6.50%, 08/08/23 (d)	200	209
6.50%, 08/08/23	300	314
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (d) (j)	200	201

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	1,150	1,155
3.75%, 03/26/25	1,050	1,028
4.55%, 04/17/26 (d)	700	728
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (c) (l)	400	400
Crown Castle International Corp.
3.40%, 02/15/21	700	731
4.88%, 04/15/22	300	329
5.25%, 01/15/23	400	449
Diamond 1 Finance Corp.
4.42%, 06/15/21 (d)	1,100	1,131
5.45%, 06/15/23 (d)	1,925	1,996
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	405
8.13%, 01/15/20	150	179
3.34%, 03/18/21	750	779
GE Capital International Funding Co., 4.42%, 11/15/35 (d)	1,900	2,131
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	216
6.00%, 06/15/20	200	228
2.43%, 02/25/21 (c)	300	306
5.25%, 07/27/21	500	565
5.75%, 01/24/22	100	116
3.85%, 07/08/24	875	928
3.50%, 01/23/25	700	720
3.75%, 02/25/26	1,000	1,049
HSBC Bank Plc, 4.13%, 08/12/20 (d)	400	431
HSBC Bank USA NA, 4.88%, 08/24/20	110	120
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (d) (j)	100	144
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (j) (l), EUR	500	499
6.00% (callable at 100 beginning 09/29/23) (j) (l), EUR	200	213
2.90%, 03/08/21 (c)	300	307
3.60%, 05/25/23 (e)	800	818
4.30%, 03/08/26	1,625	1,724
3.90%, 05/25/26	600	619
HSBC USA Inc., 2.35%, 03/05/20	200	200
Intesa Sanpaolo SpA
6.50%, 02/24/21 (d)	250	285
5.71%, 01/15/26 (d)	1,175	1,115
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (j)	275	274
7.90% (callable at 100 beginning 04/30/18) (j)	1,100	1,122
1.07%, 05/30/17 (c), GBP	50	66
6.30%, 04/23/19	300	337
1.59%, 01/23/20 (c) (e)	100	100
2.15%, 03/01/21 (c) (e)	1,375	1,406
3.90%, 07/15/25	200	216
3.30%, 04/01/26	1,700	1,760
JPMorgan Chase Bank NA
5.38%, 09/28/16, GBP	100	134
1.11%, 06/02/17 (c)	250	250
6.00%, 10/01/17	250	264
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (d) (j)	100	136
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (j) (l), GBP	665	832
3.10%, 07/06/21	1,200	1,202
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	300	317
Mitsubishi UFJ Financial Group Inc., 2.55%, 03/01/21 (c)	1,000	1,030
Mizuho Financial Group Inc., 2.63%, 04/12/21 (a) (b)	700	713
Morgan Stanley
6.25%, 08/28/17	100	105
7.30%, 05/13/19	290	333
5.75%, 01/25/21	100	114
4.00%, 07/23/25	1,000	1,071
3.88%, 01/27/26	300	319
7.25%, 04/01/32	1,000	1,387
UBS AG
2.38%, 08/14/19	300	307
7.25%, 02/22/22 (c)	200	205
7.63%, 08/17/22	2,403	2,721
UBS Group AG, 2.41%, 04/14/21 (c) (d)	500	505
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (j)	300	309
2.55%, 12/07/20	300	309
2.02%, 03/04/21 (c)	300	306
4.48%, 01/16/24	100	110
3.30%, 09/09/24	950	997
3.00%, 04/22/26	1,200	1,223
4.65%, 11/04/44	100	105
Wells Fargo Bank NA
1.38%, 01/22/18 (c)	1,000	1,004
5.95%, 08/26/36	100	126
Other Securities		35,822
		110,501
HEALTH CARE - 6.3%
AbbVie Inc.
2.50%, 05/14/20	300	307
2.90%, 11/06/22	100	102
2.85%, 05/14/23	1,000	1,010
3.60%, 05/14/25	1,275	1,336
3.20%, 05/14/26	900	910
Actavis Funding SCS
2.35%, 03/12/18	250	253
3.00%, 03/12/20	500	515
3.45%, 03/15/22	975	1,013
3.80%, 03/15/25	1,600	1,665
Medtronic Inc.
1.45%, 03/15/20 (c)	150	151
3.15%, 03/15/22	1,000	1,067
3.50%, 03/15/25	250	273
Stryker Corp., 3.50%, 03/15/26	1,350	1,433
Zimmer Holdings Inc.
3.15%, 04/01/22	1,200	1,230
3.55%, 04/01/25	875	902
Other Securities		7,009
		19,176
INDUSTRIALS - 1.5%
Other Securities		4,444

INFORMATION TECHNOLOGY - 1.7%
Oracle Corp., 2.50%, 10/15/22	1,900	1,945
Other Securities		3,203
		5,148
MATERIALS - 0.8%
Braskem Finance Ltd., 5.38%, 05/02/22 (a) (b)	1,200	1,182
Other Securities		1,219
		2,401
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.
4.60%, 02/15/21	299	327
3.60%, 02/17/23	1,100	1,151

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

	Shares/Par †	Value
3.95%, 01/15/25	100	106
4.13%, 02/17/26	700	752
4.80%, 06/15/44	900	927
Verizon Communications Inc.
1.43%, 06/17/19 (c)	100	101
5.15%, 09/15/23	800	932
4.86%, 08/21/46	1,800	1,966
5.01%, 08/21/54	279	296
4.67%, 03/15/55	1,679	1,696
Other Securities		1,775
		10,029
UTILITIES - 2.6%
PSEG Power LLC, 3.00%, 06/15/21	1,200	1,217
Other Securities		6,847
		8,064
Total Corporate Bonds and Notes (cost $203,064)		206,000

VARIABLE RATE SENIOR LOAN INTERESTS - 2.9% (c)
CONSUMER DISCRETIONARY - 0.9%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	298	296
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	299	299
Las Vegas Sands Inc. Term Loan B, 3.25%, 12/16/20	1,191	1,190
Other Securities		900
		2,685
ENERGY - 0.8%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	2,532	2,525

FINANCIALS - 0.1%
Other Securities		299

HEALTH CARE - 0.5%
Other Securities		1,445

INFORMATION TECHNOLOGY - 0.4%
Other Securities		1,430

MATERIALS - 0.2%
Other Securities		578
Total Variable Rate Senior Loan Interests (cost $8,954)		8,962

GOVERNMENT AND AGENCY OBLIGATIONS - 18.4%
GOVERNMENT SECURITIES - 18.1%
Municipals - 0.1%
Other Securities		205
Sovereign - 0.1%
Other Securities		376
Treasury Inflation Index Securities - 1.5%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (o)	1,015	1,213
0.63%, 01/15/26 (o)	1,812	1,909
0.75%, 02/15/45 (o)	1,016	1,021
Other Securities		668
		4,811
U.S. Treasury Securities - 16.4%
U.S. Treasury Bond
2.50%, 02/15/46	22,136	23,071
Principal Only, 0.00%, 05/15/43 (k)	1,325	697
Principal Only, 0.00%, 08/15/44 (k)	1,325	671
Principal Only, 0.00%, 05/15/45 (k)	2,525	1,249
U.S. Treasury Note
1.13%, 02/28/21 (p)	8,900	8,963
1.25%, 03/31/21 (p)	3,100	3,137
1.63%, 05/15/26	12,028	12,182
		49,970
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association - 0.3%
Other Securities		822
Total Government and Agency Obligations (cost $53,892)		56,184

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Other Securities		345
Total Preferred Stocks (cost $338)		345

PURCHASED OPTIONS - 0.1%
Other Securities		215
Total Purchased Options (cost $295)		215

TRUST PREFERREDS - 0.0%
UTILITIES - 0.0%
Other Securities		12
Total Trust Preferreds (cost $10)		12

SHORT TERM INVESTMENTS - 8.1%
Federal Home Loan Bank - 6.0%
Federal Home Loan Bank
0.24%, 08/11/16 (s)	$16,800	16,794
0.30%, 08/24/16 (s)	1,500	1,499
		18,293
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.59% (q) (r)	6,341	6,341
Total Short Term Investments (cost $24,634)		24,634

Total Investments - 99.4% (cost $297,855)		303,082
Other Assets and Liabilities, Net - 0.6%		1,756
Total Net Assets - 100.0%		$304,838

Portfolio Composition:	Percentage of Total Investments
Financials	36.7%
Government Securities	18.3
Energy	8.7
Health Care	6.8
Consumer Discretionary	6.0
Telecommunication Services	3.3
Utilities	2.6
Consumer Staples	2.3
Non-U.S. Government Agency ABS	2.2
Information Technology	2.2
Industrials	1.5
Materials	1.0
U.S. Government Agency MBS	0.3
Short Term Investments	8.1
Total Investments	100.0%

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(c)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(d)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $33,589 which represented 11.0% of net assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

(e)	All or a portion of the security was on loan.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(g)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(h)	Security is in default relating to principal and interest.
(i)	Non-income producing security.
(j)	Perpetual security.
(k)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Convertible security.
(m)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(n)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(o)	Treasury inflation indexed note, par amount is adjusted for inflation.
(p)	All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.
(q)	Investment in affiliate.
(r)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(s)	This security is a direct debt of the agency and not collateralized by mortgages.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Air Canada Pass-Through Trust, 4.13%, 05/15/25	04/25/2013	$88	$91	—%
Amcor Finance USA Inc., 3.63%, 04/28/26	04/20/2016	400	411	0.1
Aviation Capital Group Corp., 4.63%, 01/31/18	01/31/2016	101	102	—
Aviation Capital Group Corp., 7.13%, 10/15/20	04/15/2016	50	57	—
BGC Partners Inc., 5.13%, 05/27/21	05/25/2016	1,094	1,120	0.4
BNP Paribas SA, 7.37%, callable at 100 beginning 03/30/21	03/24/2016	700	700	0.2
BP AMI Leasing Inc., 5.52%, 05/08/19	09/24/2012	136	138	0.1
Braskem Finance Ltd., 5.38%, 05/02/22	06/10/2016	1,155	1,182	0.4
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	04/25/2016	810	823	0.3
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/2014	301	301	0.1
Credit Agricole SA, 1.81%, 07/01/21	04/21/2016	500	499	0.2
DNB Bank ASA, 2.38%, 06/02/21	05/26/2016	598	609	0.2
FMR LLC, 4.95%, 02/01/33	02/09/2015	790	778	0.3
GTP Acquisition Partners I LLC, 3.48%, 06/16/25	05/21/2015	300	303	0.1
Globo Comunicacao e Participacoes SA, 4.88%, 04/11/22	06/15/2016	198	201	0.1
Mizuho Financial Group Inc., 2.63%, 04/12/21	04/06/2016	703	713	0.2
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	103	—
Nordea Bank AB, 2.25%, 05/27/21	05/24/2016	199	203	0.1
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	323	334	0.1
PNC Preferred Funding Trust, 2.30%, callable at 100 beginning 03/15/17	05/05/2015	185	176	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	100	—
Piper Jaffray Cos., 3.63%, 05/31/17	06/03/2014	100	100	—
SBA Tower Trust REMIC, 3.60%, 04/16/18	04/05/2013	100	101	—
Stearns Holdings LLC, 9.38%, 08/15/20	11/19/2015	100	94	—
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26	04/22/2016	200	206	0.1
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/2016	200	201	0.1
Yara International ASA, 3.80%, 06/06/26	06/02/2016	299	310	0.1
		$9,830	$9,956	3.3%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price/Rate		Contracts/Notional	Value
Credit Default Swaptions
CDX.NA.IG.26 Call Option, BCL	07/20/2016	0.70%		11	$—
CDX.NA.IG.26 Call Option, JPM	07/20/2016	0.75%		26	(2)
CDX.NA.IG.26 Put Option, BCL	07/20/2016	1.10%		11	—
CDX.NA.IG.26 Put Option, BCL	07/20/2016	1.15%		17	—
CDX.NA.IG.26 Put Option, BOA	07/20/2016	1.00%		8	—
CDX.NA.IG.26 Put Option, CGM	09/21/2016	1.05%		15	(2)
CDX.NA.IG.26 Put Option, GSC	07/20/2016	1.15%		11	—
CDX.NA.IG.26 Put Option, JPM	09/21/2016	1.15%		22	(2)
CDX.NA.IG.26 Put Option, JPM	07/20/2016	1.10%		26	—
iTraxx Europe Series 25 Call Option, BCL	09/21/2016	0.65%		15	(1)
iTraxx Europe Series 25 Call Option, BCL	07/20/2016	0.60%		12	—
iTraxx Europe Series 25 Call Option, BNP	07/20/2016	0.70%		10	(1)
iTraxx Europe Series 25 Call Option, GSC	07/20/2016	0.60%		23	—
iTraxx Europe Series 25 Call Option, JPM	09/21/2016	0.65%		9	(1)
iTraxx Europe Series 25 Put Option, BCL	09/21/2016	1.10%		15	(4)
iTraxx Europe Series 25 Put Option, BCL	09/21/2016	1.20%		15	(3)
iTraxx Europe Series 25 Put Option, BCL	07/20/2016	1.10%		12	—
iTraxx Europe Series 25 Put Option, BCL	07/20/2016	1.00%		11	(1)
iTraxx Europe Series 25 Put Option, BNP	09/21/2016	1.25%		10	(2)
iTraxx Europe Series 25 Put Option, BNP	07/20/2016	1.10%		10	—
iTraxx Europe Series 25 Put Option, CGM	09/21/2016	1.25%		10	(2)
iTraxx Europe Series 25 Put Option, GSC	09/21/2016	1.15%		14	(3)
iTraxx Europe Series 25 Put Option, GSC	07/20/2016	1.15%		23	—
iTraxx Europe Series 25 Put Option, JPM	09/21/2016	1.15%		10	(2)
iTraxx Europe Series 25 Put Option, JPM	09/21/2016	1.10%		9	(2)
				354	$(28)
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	07/22/2016	134.00		16	$(5)
10-Year U.S. Treasury Note Future Put Option	07/22/2016	130.50		16	(1)
				32	$(6)
Foreign Currency Options
Brazilian Real versus USD Call Option, BNP	09/15/2016	BRL	4.38	200	$—
Brazilian Real versus USD Call Option, GSC	09/15/2016	BRL	4.38	400	—
Brazilian Real versus USD Call Option, GSC	09/15/2016	BRL	4.50	200	—
Chinese Offshore Yuan versus USD Call Option, GSC	12/20/2016	CNH	7.15	2,500	(14)
Chinese Offshore Yuan versus USD Call Option, SCB	12/20/2016	CNH	7.15	2,500	(14)
Mexican Peso versus USD Call Option, GSC	08/11/2016	MXN	19.00	400	(4)
				6,200	$(32)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR, GSC	01/17/2017	1.80%		4	$(17)
Call Swaption, 3-Month LIBOR, MSC	12/08/2016	1.63%		8	(25)
Call Swaption, 3-Month LIBOR, MSC	12/07/2016	1.67%		4	(13)
Call Swaption, 3-Month LIBOR, MSC	12/13/2016	0.77%		120	(48)
Put Swaption, 3-Month LIBOR, DUB	08/13/2018	2.90%		13	(5)
Put Swaption, 3-Month LIBOR, DUB	02/19/2019	3.00%		46	(26)
Put Swaption, 3-Month LIBOR, GSC	03/18/2019	3.05%		45	(25)
Put Swaption, 3-Month LIBOR, MSC	09/17/2018	3.00%		51	(19)
				291	$(178)

Summary of Written Options

	Notional USD	Contracts/ Notional	Premiums
Options outstanding at December 31, 2015	$5,000	171	$238
Options written during the period	1,200	680	270
Options closed during the period	—	(174)	(34)
Options outstanding at June 30, 2016	$6,200	677	$474

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Depreciation
90-Day Eurodollar Future	December 2017	(105)	$(81)
90-Day Eurodollar Future	March 2018	(58)	(67)
Euro-Bund Future	September 2016	(5)	(20)
			$(168)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	08/12/2016	BNP	AUD	1,788	$1,332	$11
BRL/USD	07/05/2016	BNP	BRL	164	51	6
BRL/USD	07/05/2016	JPM	BRL	453	141	—
CNY/USD	08/19/2016	ANZ	CNY	736	111	(1)
EUR/USD	07/05/2016	GSC	EUR	552	613	(3)
EUR/USD	07/05/2016	BOA	EUR	5,271	5,850	41
EUR/USD	07/05/2016	SCB	EUR	2,842	3,154	(4)
GBP/USD	08/12/2016	CIT	GBP	322	429	(42)
INR/USD	08/18/2016	CIT	INR	20,280	298	(2)
JPY/USD	07/05/2016	CIT	JPY	236,800	2,293	160
JPY/USD	07/05/2016	SCB	JPY	294,761	2,854	(39)
KRW/USD	08/18/2016	UBS	KRW	144,302	125	3
KRW/USD	08/18/2016	GSC	KRW	210,378	183	5
KRW/USD	08/18/2016	BCL	KRW	392,214	340	(3)
MXN/USD	08/25/2016	JPM	MXN	20,786	1,131	(17)
MXN/USD	08/25/2016	JPM	MXN	4,054	221	1
MYR/USD	08/10/2016	CIT	MYR	1,167	289	—
MYR/USD	08/10/2016	BCL	MYR	1,340	332	(4)
RUB/USD	07/15/2016	UBS	RUB	22,308	348	17
RUB/USD	09/15/2016	JPM	RUB	22,308	342	1
SGD/USD	08/18/2016	ANZ	SGD	422	313	6
SGD/USD	08/18/2016	BCL	SGD	459	341	(2)
TWD/USD	08/18/2016	ANZ	TWD	10,097	313	4
TWD/USD	08/18/2016	BCL	TWD	10,894	338	(4)
USD/AUD	08/12/2016	CIT	AUD	(1,528)	(1,138)	(20)
USD/AUD	08/12/2016	CIT	AUD	(274)	(204)	3
USD/BRL	07/05/2016	JPM	BRL	(453)	(141)	(16)
USD/BRL	07/05/2016	BNP	BRL	(164)	(51)	—
USD/CNY	08/19/2016	UBS	CNY	(3,104)	(466)	6
USD/CNY	01/06/2017	SCB	CNY	(12,550)	(1,878)	(45)
USD/EUR	07/05/2016	GSC	EUR	(5,083)	(5,641)	29
USD/EUR	07/05/2016	JPM	EUR	(562)	(624)	17
USD/EUR	07/05/2016	GSC	EUR	(3,020)	(3,352)	(4)
USD/EUR	08/02/2016	BOA	EUR	(5,271)	(5,856)	(41)
USD/EUR	08/02/2016	SCB	EUR	(2,842)	(3,157)	4
USD/GBP	08/12/2016	CIT	GBP	(1,949)	(2,596)	219
USD/INR	08/18/2016	BNP	INR	(20,584)	(303)	(1)
USD/JPY	07/05/2016	UBS	JPY	(487,061)	(4,717)	(287)
USD/JPY	07/05/2016	BNP	JPY	(44,500)	(431)	(10)
USD/JPY	08/02/2016	SCB	JPY	(294,761)	(2,857)	39
USD/KRW	08/18/2016	GSC	KRW	(747,107)	(648)	(4)
USD/MXN	08/25/2016	CIT	MXN	(1,281)	(70)	(1)
USD/MXN	08/25/2016	BOA	MXN	(2,218)	(121)	(2)
USD/MYR	08/10/2016	UBS	MYR	(2,511)	(621)	(4)
USD/RUB	07/15/2016	JPM	RUB	(22,308)	(348)	(2)
USD/RUB	08/19/2016	MSC	RUB	(21,763)	(336)	(13)
USD/SGD	08/18/2016	CIT	SGD	(879)	(652)	(5)
USD/TWD	08/18/2016	BOA	TWD	(20,974)	(651)	(3)
					$(15,117)	$(7)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Received	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
DUB	Brazil Interbank Deposit Rate	Paying	12.36%	01/04/2021	BRL	4,100	$(6)	$23
GSC	Brazil Interbank Deposit Rate	Paying	12.36%	01/04/2021	BRL	6,800	(13)	40
MSC	Brazil Interbank Deposit Rate	Paying	12.36%	01/04/2021	BRL	1,900	(2)	9
BNP	Harmonised Index of Consumer Prices	Receiving	1.00%	12/08/2020	EUR	100	—	(2)
DUB	Harmonised Index of Consumer Prices	Receiving	0.98%	12/15/2020	EUR	400	—	(9)
GSB	Harmonised Index of Consumer Prices	Receiving	1.01%	12/15/2020	EUR	200	—	(5)
GSB	Harmonised Index of Consumer Prices	Receiving	0.99%	12/15/2020	EUR	400	—	(9)
MSC	Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/2021	EUR	1,300	(1)	(6)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
							$(22)	$37

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	6-Month British Bankers' Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	127,500	$(61)
N/A	6-Month British Bankers' Association Yen LIBOR	Receiving	1.25%	06/17/2035	JPY	40,000	(46)
N/A	6-Month Euribor	Receiving	0.35%	09/10/2017	EUR	1,600	(4)
N/A	6-Month Euribor	Receiving	1.25%	03/15/2047	EUR	500	(55)
N/A	6-Month GBP LIBOR	Paying	1.25%	09/21/2021	GBP	900	29
N/A	6-Month GBP LIBOR	Paying	1.00%	09/21/2021	GBP	1,800	33
N/A	6-Month GBP LIBOR	Receiving	1.50%	09/21/2026	GBP	700	(48)
N/A	6-Month GBP LIBOR	Receiving	2.25%	03/16/2046	GBP	200	(71)
N/A	6-Month GBP LIBOR	Receiving	2.18%	03/16/2046	GBP	200	(70)
N/A	6-Month GBP LIBOR	Receiving	1.75%	03/15/2047	GBP	200	(32)
N/A	Brazil Interbank Deposit Rate	Paying	12.36%	01/04/2021	BRL	8,400	25
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	14,100	3
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	1,600	1
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	1,300	(2)
N/A	Mexican Interbank Rate	Paying	5.75%	09/30/2021	MXN	1,600	(3)
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	13,000	5
N/A	Mexican Interbank Rate	Paying	5.74%	04/24/2023	MXN	23,100	(2)
N/A	Mexican Interbank Rate	Paying	5.74%	04/25/2023	MXN	10,300	(1)
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	4,000	(18)
							$(317)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSC	Darden Restaurants Inc., 6.20%, 10/15/2017	N/A	1.00%	06/20/2020	$200	$(2)	$—	$(2)
Credit default swap agreements - sell protection (3)
CGM	Anadarko Petroleum Corp., 6.95%, 06/15/2019	2.43%	1.00%	06/20/2021	$(200)	$(13)	$(14)	$1
JPM	Berkshire Hathaway Inc., 1.55%, 02/09/2018	1.00%	1.00%	06/20/2021	(2,000)	1	18	(17)
BNP	BHP Billiton Finance USA Ltd., 6.50%, 04/01/2019	1.47%	1.00%	06/20/2021	(200)	(4)	(6)	2
BOA	CDX.NA.HY.25	N/A	5.00%	12/20/2020	(600)	57	5	52
CSI	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(300)	(11)	(15)	4
GSC	CMBX.NA.BBB-.6	N/A	3.00%	05/11/2063	(400)	(30)	(28)	(2)
MSC	CMBX.NA.BBB-.6	N/A	3.00%	05/11/2063	(2,000)	(146)	(167)	21
MSC	CMBX.NA.BBB-.7	N/A	3.00%	01/17/2047	(500)	(51)	(59)	8
GSC	CMBX.NA.BBB-.9	N/A	3.00%	09/17/2058	(100)	(22)	(21)	(1)
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	7.98%	5.00%	03/20/2021	(100)	(11)	7	(18)
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	1.11%	1.00%	03/20/2021	(100)	(1)	(7)	6
JPM	Enbridge Inc., 4.90%, 03/01/2015	2.40%	1.00%	12/20/2019	(50)	(2)	—	(2)
CSI	Encana Corp., 4.75%, 10/15/2013	2.51%	1.00%	03/20/2018	(100)	(2)	(1)	(1)

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (continued) (3)
CSI	Federative Republic of Brazil, 4.25%, 01/07/2025	2.72%	1.00%	09/20/2020	$(200)	$(14)	$(14)	$—
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	1.68%	1.00%	12/20/2018	(100)	(2)	(4)	2
MSC	Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	1.40%	5.00%	06/20/2021	(500)	86	77	9
BOA	Gazprom OAO, 2.85%, 10/25/2019	2.53%	1.00%	06/20/2020	(100)	(5)	(16)	11
JPM	Gazprom OAO, 2.85%, 10/25/2019	2.53%	1.00%	06/20/2020	(50)	(3)	(8)	5
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.00%	1.00%	12/20/2020	(800)	—	3	(3)
JPM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	1.05%	1.00%	12/20/2020	(300)	(1)	(9)	8
BBP	Italian Republic, 6.88%, 09/27/2023	1.37%	1.00%	06/20/2020	(1,200)	(16)	(1)	(15)
BNP	Italian Republic, 6.88%, 09/27/2023	1.06%	1.00%	06/20/2019	(500)	(1)	4	(5)
BOA	Italian Republic, 6.88%, 09/27/2023	1.02%	1.00%	03/20/2019	(400)	—	(7)	7
BOA	Italian Republic, 6.88%, 09/27/2023	1.37%	1.00%	06/20/2020	(400)	(6)	(1)	(5)
BOA	Italian Republic, 6.88%, 09/27/2023	1.52%	1.00%	06/20/2021	(1,900)	(46)	(30)	(16)
DUB	Italian Republic, 6.88%, 09/27/2023	1.06%	1.00%	06/20/2019	(300)	(1)	(2)	1
DUB	Italian Republic, 6.88%, 09/27/2023	1.06%	1.00%	06/20/2019	(400)	(1)	3	(4)
GSC	Italian Republic, 6.88%, 09/27/2023	1.52%	1.00%	06/20/2021	(800)	(19)	(14)	(5)
GSI	Italian Republic, 6.88%, 09/27/2023	1.37%	1.00%	06/20/2020	(300)	(4)	—	(4)
MSC	Italian Republic, 6.88%, 09/27/2023	1.06%	1.00%	06/20/2019	(200)	(1)	1	(2)
GSC	Kinder Morgan Inc., 3.05%, 12/01/2019	2.51%	1.00%	06/20/2021	(400)	(28)	(34)	6
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(150)	(4)	(5)	1
CGM	MetLife Inc., 4.75%, 02/08/2021	1.31%	1.00%	06/20/2021	(300)	(4)	(3)	(1)
GSC	MetLife Inc., 4.75%, 02/08/2021	1.31%	1.00%	06/20/2021	(100)	(2)	(2)	—
JPM	MetLife Inc., 4.75%, 02/08/2021	1.31%	1.00%	06/20/2021	(400)	(5)	(3)	(2)
JPM	Morgan Stanley, 3.75%, 02/25/2023	1.01%	1.00%	12/20/2020	(300)	—	(7)	7
BCL	People's Republic of China, 7.50%, 10/28/2027	1.04%	1.00%	09/20/2020	(50)	—	—	—
BCL	People's Republic of China, 7.50%, 10/28/2027	1.21%	1.00%	06/20/2021	(1,500)	(15)	(17)	2
CGM	People's Republic of China, 7.50%, 10/28/2027	1.04%	1.00%	09/20/2020	(100)	—	—	—
GSC	People's Republic of China, 7.50%, 10/28/2027	1.04%	1.00%	09/20/2020	(100)	—	—	—
JPM	People's Republic of China, 7.50%, 10/28/2027	1.04%	1.00%	09/20/2020	(300)	—	—	—
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.28%	1.00%	06/20/2019	(100)	(12)	(8)	(4)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.51%	1.00%	09/20/2019	(400)	(53)	(21)	(32)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.71%	1.00%	12/20/2019	(400)	(58)	(44)	(14)
BCL	Petroleos Mexicanos, 6.63%, 06/15/2035	2.95%	1.00%	09/20/2020	(900)	(69)	(46)	(23)
GSC	Petroleos Mexicanos, 6.63%, 06/15/2035	2.95%	1.00%	09/20/2020	(250)	(20)	(13)	(7)
JPM	Prudential Financial Inc., 6.10%, 06/15/2017	1.23%	1.00%	06/20/2021	(100)	(1)	(1)	—
CGM	Republic of South Africa, 5.50%, 03/09/2020	2.78%	1.00%	06/20/2021	(600)	(49)	(50)	1
BCL	Sprint Communications, 8.38%, 08/15/2017	8.68%	5.00%	09/20/2020	(100)	(12)	(37)	25
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.52%	1.00%	06/20/2019	(55)	—	(4)	4
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.32%	1.00%	06/20/2021	(111)	(2)	(6)	4
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.08%	5.00%	03/20/2019	(100)	5	8	(3)
BBP	Tesco Plc, 6.00%, 12/14/2029	2.12%	1.00%	12/20/2019	(222)	(9)	(4)	(5)
BCL	United Mexican States, 5.95%, 03/19/2019	1.55%	1.00%	06/20/2021	(100)	(3)	(3)	—
CGM	United Mexican States, 5.95%, 03/19/2019	1.34%	1.00%	09/20/2020	(300)	(5)	(6)	1
CSI	United Mexican States, 5.95%, 03/19/2019	1.55%	1.00%	06/20/2021	(1,300)	(34)	(35)	1
GSC	United Mexican States, 5.95%, 03/19/2019	1.55%	1.00%	06/20/2021	(300)	(8)	(9)	1
GSI	United Mexican States, 5.95%, 03/19/2019	0.96%	1.00%	03/20/2019	(100)	—	1	(1)
JPM	United Mexican States, 5.95%, 03/19/2019	1.34%	1.00%	09/20/2020	(700)	(9)	(12)	3
MSS	United Mexican States, 5.95%, 03/19/2019	0.96%	1.00%	03/20/2019	(400)	1	3	(2)
GSC	Viacom Inc., 6.88%, 04/30/2036	1.50%	1.00%	06/20/2021	(300)	(7)	(15)	8
BCL	Volkswagen International Finance NV, 5.38%, 05/22/2018	0.57%	1.00%	12/20/2017	(333)	2	(6)	8
BNP	Volkswagen International Finance NV, 5.38%, 05/22/2018	0.57%	1.00%	12/20/2017	(333)	2	(6)	8
					$(26,304)	$(668)	$(691)	$23

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
N/A	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.23%	1.00%	12/20/2020	$(400)	$2	$9
N/A	CDX.NA.IG.25	N/A	1.00%	12/20/2020	(49,400)	391	155
N/A	CDX.NA.IG.26	N/A	1.00%	06/20/2021	(94,200)	1,031	141
					$(144,000)	$1,424	$305

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/PPM America Long Short Credit Fund ‡

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.0%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a)	$1,586	$1,633
American Tower Trust I, 3.07%, 03/15/23 (a)	1,170	1,202
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	118	120
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (b)	7	7
Other Securities		622
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,530)		3,584

CORPORATE BONDS AND NOTES - 62.8%
CONSUMER DISCRETIONARY - 9.4%
Charter Communications Operating LLC
6.38%, 10/23/35 (a)	414	490
6.83%, 10/23/55 (a)	900	1,071
General Motors Co.
5.00%, 04/01/35	875	872
6.25%, 10/02/43	664	738
Staples Inc., 2.75%, 01/12/18 (d)	3,000	3,013
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,025	1,061
Other Securities		9,718
		16,963
CONSUMER STAPLES - 3.4%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	1,142	1,159
HJ Heinz Co.
3.95%, 07/15/25 (a)	464	505
5.00%, 07/15/35 (a)	439	504
5.20%, 07/15/45 (a)	452	536
Other Securities		3,454
		6,158
ENERGY - 8.4%
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (a)	1,349	1,514
CITGO Holding Inc., 10.75%, 02/15/20 (a)	735	739
Regency Energy Partners LP
5.88%, 03/01/22	546	580
5.00%, 10/01/22	567	582
Other Securities		11,626
		15,041
FINANCIALS - 19.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	517	536
4.50%, 05/15/21	180	184
3.95%, 02/01/22	477	477
American Tower Corp., 3.30%, 02/15/21	511	533
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	630	674
4.70%, 02/01/36	788	887
4.90%, 02/01/46	654	766
Bank of America Corp.
6.30% (callable at 100 beginning 03/10/26) (i)	873	924
6.50% (callable at 100 beginning 10/23/24) (i)	561	597
4.20%, 08/26/24	979	1,012
3.95%, 04/21/25	315	320
Barclays Bank Plc, 7.75%, 04/10/23 (b)	800	826
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (i) (j), EUR	850	879
8.25% (callable at 100 beginning 12/15/18) (i) (j)	450	440
Cemex Finance LLC
9.38%, 10/12/22 (a)	400	440
6.00%, 04/01/24 (a)	447	434
Citigroup Inc.
6.13% (callable at 100 beginning 11/15/20) (i)	475	482
6.25% (callable at 100 beginning 08/15/26) (i)	886	913
Credit Suisse AG, 6.50%, 08/08/23 (a)	1,531	1,601
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (i)	1,059	1,064
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	421	431
5.45%, 06/15/23 (a)	369	383
6.02%, 06/15/26 (a)	512	531
8.35%, 07/15/46 (a)	405	436
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (i)	950	939
5.15%, 05/22/45	797	831
HSBC Holdings Plc
6.87% (callable at 100 beginning 06/01/21) (i) (j)	1,263	1,257
5.25%, 03/14/44	350	369
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (i)	1,350	1,345
Morgan Stanley
4.10%, 05/22/23	1,199	1,247
4.00%, 07/23/25	349	374
4.35%, 09/08/26	188	197
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (i) (j)	1,174	1,080
6.13%, 12/15/22	255	267
6.10%, 06/10/23	672	687
5.13%, 05/28/24	200	195
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (i)	660	704
4.10%, 06/03/26	300	321
4.30%, 07/22/27	154	166
4.90%, 11/17/45	89	97
Other Securities		8,804
		34,650
HEALTH CARE - 6.0%
Actavis Funding SCS
3.85%, 06/15/24	440	460
4.75%, 03/15/45	645	675
Capsugel SA, 7.00%, 05/15/19 (a) (c)	1,154	1,157
HCA Inc.
3.75%, 03/15/19	368	381
4.25%, 10/15/19	1,603	1,671
Tenet Healthcare Corp.
5.00%, 03/01/19	350	339
4.15%, 06/15/20 (b)	543	536
8.13%, 04/01/22	536	549
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (a)	759	613
Other Securities		4,308
		10,689

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 4.6%
Bombardier Inc.
5.50%, 09/15/18 (a)	176	174
4.75%, 04/15/19 (a)	396	378
7.50%, 03/15/25 (a)	693	599
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (i)	3,225	3,427
International Lease Finance Corp., 6.25%, 05/15/19	1,300	1,401
Other Securities		2,327
		8,306
INFORMATION TECHNOLOGY - 2.5%
Oracle Corp.
2.40%, 09/15/23	600	603
3.85%, 07/15/36	650	652
Other Securities		3,322
		4,577
MATERIALS - 3.9%
Ardagh Packaging Finance Plc, 3.65%, 12/15/19 (a) (b)	1,750	1,756
Cemex SAB de CV, 7.25%, 01/15/21 (a)	194	205
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	177
6.88%, 04/01/22 (a)	500	475
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	151	132
Freeport-McMoRan Inc.
4.55%, 11/14/24	542	474
5.40%, 11/14/34	1,611	1,281
Other Securities		2,504
		7,004
TELECOMMUNICATION SERVICES - 2.0%
Verizon Communications Inc.
4.27%, 01/15/36	999	1,021
5.01%, 08/21/54	818	869
4.67%, 03/15/55	102	103
Other Securities		1,563
		3,556
UTILITIES - 3.3%
FirstEnergy Corp.
4.25%, 03/15/23 (d)	616	636
7.38%, 11/15/31	525	652
Other Securities		4,612
		5,900
Total Corporate Bonds and Notes (cost $114,197)		112,844

VARIABLE RATE SENIOR LOAN INTERESTS - 26.5% (b)
CONSUMER DISCRETIONARY - 10.0%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,237	1,235
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	311	310
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	187	187
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,167	1,167
MGOC Inc. Term Loan B, 4.00%, 07/31/20	1,205	1,203
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,165	1,156
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	1,377	1,368
Other Securities		11,331
		17,957
CONSUMER STAPLES - 1.7%
Other Securities		3,056

ENERGY - 3.0%
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	674	678
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	1,658	1,654
Other Securities		3,054
		5,386
FINANCIALS - 0.9%
Other Securities		1,613

HEALTH CARE - 1.5%
Valeant Pharmaceuticals International Inc. Term Loan B, 5.00%, 03/13/22	764	743
Other Securities		2,022
		2,765
INDUSTRIALS - 2.0%
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,296	1,294
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	882	870
TransDigm Inc. Term Loan E, 3.75%, 05/13/22	343	337
Other Securities		1,042
		3,543
INFORMATION TECHNOLOGY - 1.6%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,197	1,197
Other Securities		1,621
		2,818
MATERIALS - 3.8%
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	991	946
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	1,858	1,808
Other Securities		4,035
		6,789
TELECOMMUNICATION SERVICES - 0.9%
Other Securities		1,663

UTILITIES - 1.1%
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (l)	1,500	1,473
Other Securities		562
		2,035
Total Variable Rate Senior Loan Interests (cost $50,266)		47,625

PREFERRED STOCKS - 0.7%

ENERGY - 0.3%
Other Securities		472

FINANCIALS - 0.4%
Other Securities		778
Total Preferred Stocks (cost $1,246)		1,250

INVESTMENT COMPANIES - 0.2%
Other Securities		366
Total Investment Companies (cost $504)		366

SHORT TERM INVESTMENTS - 1.7%
Investment Company - 1.7%
JNL Money Market Fund, 0.26% (m) (n)	3,092	3,092
Total Short Term Investments (cost $3,092)		3,092

Total Investments - 93.9% (cost $172,835)		168,761
Other Assets and Liabilities, Net - 6.1%		10,932
Total Net Assets - 100.0%		$179,693

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	21.9%
Consumer Discretionary	20.7
Energy	12.4
Materials	8.2
Health Care	8.0
Industrials	7.0
Consumer Staples	5.5
Utilities	4.7
Information Technology	4.4
Telecommunication Services	3.1
Non-U.S. Government Agency ABS	2.1
Investment Companies	0.2
Short Term Investments	1.8
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $42,219 which represented 23.5% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(c)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Security is in default relating to principal and interest.
(f)	Non-income producing security.
(g)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(h)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(i)	Perpetual security.
(j)	Convertible security.
(k)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(l)	This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determined.
(m)	Investment in affiliate.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Enel SpA, 8.75%, 09/24/73	09/18/2013	$869	$997	0.6%
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	1,015	408	0.2
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2015	579	512	0.3
		$2,463	$1,917	1.1%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	September 2016	(25)	$103
U.S. Treasury Long Bond Future	September 2016	(83)	(713)
U.S. Treasury Note Future, 10-Year	September 2016	(311)	(1,059)
U.S. Treasury Note Future, 2-Year	September 2016	(15)	(23)
U.S. Treasury Note Future, 5-Year	September 2016	(206)	(455)
Ultra Long Term U.S. Treasury Bond Future	September 2016	(50)	(592)
			$(2,739)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Capital One Bank USA Corp., 2.25%, 02/13/2019	N/A	1.00%	06/20/2021	$3,500	$(91)	$(93)	$2
CGM	Carnival Corp., 6.65%, 01/15/2028	N/A	1.00%	06/20/2021	4,000	(71)	(54)	(17)
JPM	Conagra Foods Inc., 7.00%, 10/01/2028	N/A	1.00%	06/20/2021	4,000	(73)	(78)	5
JPM	Cooper Tire & Rubber Co., 7.63%, 03/15/2027	N/A	5.00%	06/20/2021	4,000	(576)	(652)	76
JPM	Dominion Resources Inc., 6.40%, 06/15/2018	N/A	1.00%	06/20/2021	4,000	(106)	(121)	15
CGM	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	4,000	(74)	(56)	(18)
CGM	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	12/20/2020	4,000	(11)	—	(11)
JPM	Quest Diagnostics Inc., 6.95%, 07/01/2037	N/A	1.00%	06/20/2021	4,000	(84)	(68)	(16)
CSI	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2018	3,000	(26)	(7)	(19)
JPM	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2021	4,000	95	207	(112)
					$38,500	$(1,017)	$(922)	$(95)
Credit default swap agreements - sell protection (3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.93%	1.00%	06/20/2021	$(3,500)	$12	$(2)	$14
JPM	Goodyear Tire and Rubber Co., 7.00%, 03/15/2028	2.18%	5.00%	06/20/2021	(4,000)	533	674	(141)
CGM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	1.20%	1.00%	06/20/2021	(4,000)	(38)	(29)	(9)
CGM	Royal Caribbean Cruises, 5.25%, 11/15/2022	2.18%	5.00%	06/20/2021	(4,000)	532	565	(33)
					$(15,500)	$1,039	$1,208	$(169)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/T. Rowe Price Capital Appreciation Fund ‡

	Shares/Par †	Value
COMMON STOCKS - 57.9%
CONSUMER DISCRETIONARY - 7.0%
Amazon.com Inc. (a)	20	14,026
AutoZone Inc. (a) (b)	22	17,385
Comcast Corp. - Class A (b)	168	10,971
Hilton Worldwide Holdings Inc.	111	2,509
Johnson Controls Inc.	206	9,118
Liberty Global Plc - Class C (a)	18	569
Liberty Global Plc - Class C (a)	320	9,163
Lowe’s Cos. Inc. (b)	97	7,679
Other Securities		2,393
		73,813
CONSUMER STAPLES - 4.7%
CVS Health Corp. (b)	72	6,922
Mondelez International Inc. - Class A	291	13,250
PepsiCo Inc. (b)	80	8,476
Philip Morris International Inc. (b)	142	14,424
Other Securities		6,671
		49,743
ENERGY - 0.6%
Canadian Natural Resources Ltd. (c)	203	6,265

FINANCIALS - 11.6%
American Tower Corp. (b)	84	9,520
Bank of New York Mellon Corp. (b)	564	21,911
BlackRock Inc.	21	7,022
Marsh & McLennan Cos. Inc.	757	51,824
State Street Corp.	69	3,737
Willis Towers Watson Plc	155	19,293
Other Securities		8,819
		122,126
HEALTH CARE - 14.1%
Abbott Laboratories	505	19,836
Aetna Inc.	132	16,097
Becton Dickinson & Co.	115	19,574
PerkinElmer Inc.	212	11,097
Pfizer Inc. (b)	368	12,960
Thermo Fisher Scientific Inc. (b)	211	31,118
UnitedHealth Group Inc. (b)	95	13,442
Zoetis Inc. - Class A (b)	323	15,311
Other Securities		10,034
		149,469
INDUSTRIALS - 9.0%
Danaher Corp. (b)	367	37,083
IHS Inc. - Class A (a)	45	5,251
Pentair Plc	176	10,285
Roper Industries Inc.	41	7,010
Tyco International Plc	421	17,926
Other Securities		17,933
		95,488
INFORMATION TECHNOLOGY - 8.0%
Alphabet Inc. - Class A (a) (b)	4	2,533
Alphabet Inc. - Class C (a) (b)	17	12,046
Apple Inc. (b)	105	10,048
Fiserv Inc. (a)	146	15,885
FleetCor Technologies Inc. (a)	41	5,829
Microsoft Corp. (b)	480	24,567
Visa Inc. - Class A (b)	150	11,140
Other Securities		2,656
		84,704
MATERIALS - 0.6%
LyondellBasell Industries NV - Class A (b)	86	6,400

TELECOMMUNICATION SERVICES - 0.7%
SBA Communications Corp. (a)	64	6,927

UTILITIES - 1.6%
PG&E Corp.	257	16,402
Other Securities		564
		16,966
Total Common Stocks (cost $572,315)		611,901

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
American Tower Corp., 5.50%, 02/15/18	54	6,067
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (d)	10	268
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (c) (d)	28	781
Other Securities		2,381
Total Preferred Stocks (cost $8,729)		9,497

TRUST PREFERREDS - 0.5%
UTILITIES - 0.5%
Other Securities		5,284
Total Trust Preferreds (cost $4,946)		5,284

INVESTMENT COMPANIES - 0.1%
T. Rowe Price Institutional Floating Rate Fund (f)	108	1,069
Total Investment Companies (cost $1,109)		1,069

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		1,239
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,224)		1,239

CORPORATE BONDS AND NOTES - 19.7%
CONSUMER DISCRETIONARY - 3.5%
Amazon.com Inc., 2.60%, 12/05/19	2,965	3,093
AutoZone Inc.
1.63%, 04/21/19	120	121
2.50%, 04/15/21	590	601
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	1,750	1,811
Other Securities		31,657
		37,283
CONSUMER STAPLES - 0.6%
PepsiCo Inc., 1.25%, 04/30/18	370	372
Other Securities		5,959
		6,331
ENERGY - 3.0%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	50
Concho Resources Inc.
7.00%, 01/15/21	4,475	4,598
6.50%, 01/15/22	1,625	1,664
5.50%, 10/01/22	875	879
5.50%, 04/01/23	3,425	3,434
MPLX LP
5.50%, 02/15/23 (h)	1,300	1,321
4.50%, 07/15/23 (h)	4,950	4,800
4.88%, 12/01/24 (h)	1,000	975
Other Securities		14,245
		31,966
FINANCIALS - 4.6%
American Tower Corp., 3.30%, 02/15/21	800	835

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bank of New York Mellon Corp., 4.95%, (callable at 100 beginning 06/20/20) (c) (d)	3,075	3,086
Ford Motor Credit Co. LLC
4.25%, 02/03/17	200	203
1.27%, 03/27/17 (i)	3,000	3,001
1.46%, 03/27/17 (c)	2,245	2,249
6.63%, 08/15/17	900	950
1.18%, 09/08/17 (c) (i)	1,100	1,097
1.25%, 12/06/17 (i)	1,625	1,616
1.72%, 12/06/17 (c)	650	651
2.15%, 01/09/18	850	857
5.00%, 05/15/18 (c)	550	583
2.38%, 03/12/19 (c)	1,700	1,724
2.60%, 11/04/19	1,575	1,611
HUB International Ltd.
9.25%, 02/15/21 (h)	550	575
7.88%, 10/01/21 (h)	3,445	3,307
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20 (c)	440	449
3.30%, 03/14/23	180	188
State Street Corp., 5.25%, (callable at 100 beginning 09/15/20) (d)	1,275	1,310
Other Securities		23,770
		48,062
HEALTH CARE - 2.6%
Becton Dickinson and Co.
1.80%, 12/15/17	1,340	1,351
2.68%, 12/15/19 (c)	980	1,008
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	5,300	5,545
HCA Inc.
8.00%, 10/01/18	2,745	3,061
3.75%, 03/15/19 (c)	450	466
4.25%, 10/15/19	275	287
6.50%, 02/15/20	2,950	3,271
Pfizer Inc., 1.20%, 06/01/18 (c)	2,250	2,261
UnitedHealth Group Inc., 1.40%, 12/15/17 (c)	265	266
Other Securities		9,888
		27,404
INDUSTRIALS - 0.2%
IHS Inc., 5.00%, 11/01/22	1,490	1,538
Other Securities		876
		2,414
INFORMATION TECHNOLOGY - 1.5%
Fiserv Inc., 2.70%, 06/01/20	1,725	1,786
NXP BV
3.50%, 09/15/16 (c) (h)	200	200
3.75%, 06/01/18 (h)	6,225	6,349
5.75%, 02/15/21 (h)	2,000	2,078
Visa Inc., 1.20%, 12/14/17	3,390	3,411
Other Securities		1,626
		15,450
MATERIALS - 0.1%
Other Securities		1,298

TELECOMMUNICATION SERVICES - 3.2%
SBA Communications Corp.
5.63%, 10/01/19	1,650	1,704
4.88%, 07/15/22 (c)	720	715
UPCB Finance V Ltd., 7.25%, 11/15/21 (h)	5,400	5,629
UPCB Finance VI Ltd., 6.88%, 01/15/22 (h)	7,830	8,143
Other Securities		17,385
		33,576
UTILITIES - 0.4%
Other Securities		4,352
Total Corporate Bonds and Notes (cost $206,249)		208,136

VARIABLE RATE SENIOR LOAN INTERESTS - 3.8% (i)
CONSUMER DISCRETIONARY - 1.2%
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,489	1,489
Other Securities		11,359
		12,848
CONSUMER STAPLES - 0.4%
Other Securities		4,291

FINANCIALS - 0.6%
Hub International Ltd. Term Loan B, 4.25%, 09/16/20	6,557	6,431

HEALTH CARE - 0.3%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,574	2,577

INDUSTRIALS - 0.1%
Other Securities		1,323

INFORMATION TECHNOLOGY - 0.4%
NXP BV Term Loan B, 3.75%, 10/30/20	720	721
Other Securities		3,633
		4,354
TELECOMMUNICATION SERVICES - 0.8%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	7,450	6,774
Other Securities		1,577
		8,351
UTILITIES - 0.0%
Other Securities		28
Total Variable Rate Senior Loan Interests (cost $40,716)		40,203

SHORT TERM INVESTMENTS - 16.8%
Investment Companies - 15.2%
JNL Money Market Fund, 0.26% (f) (g)	4,516	4,516
T. Rowe Price Reserves Investment Fund, 0.32% (f) (g)	155,918	155,918
		160,434
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (g)	16,438	16,438
Total Short Term Investments (cost $176,872)		176,872

Total Investments - 99.8% (cost $1,012,160)		1,054,201
Other Assets and Liabilities, Net - 0.2%		2,358
Total Net Assets - 100.0%		$1,056,559

Portfolio Composition:	Percentage of Total Investments
Financials	17.7%
Health Care	17.0
Consumer Discretionary	11.8
Information Technology	9.9
Industrials	9.4

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

Consumer Staples	5.7
Telecommunication Services	4.7
Energy	3.6
Utilities	2.5
Materials	0.7
Non-U.S. Government Agency ABS	0.1
Short Term Investments	16.9
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or a portion of the security is subject to a written call option.
(c)	All or a portion of the security was on loan.
(d)	Perpetual security.
(e)	Convertible security.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(h)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $62,500 which represented 5.9% of net assets.

(i)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(j)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Allergan Plc, CGM	01/20/2017	270.00	44	$(32)
Allergan Plc, DUB	01/20/2017	270.00	35	(25)
Alphabet Inc. - Class A, DUB	01/20/2017	900.00	20	(6)
Alphabet Inc. - Class A, DUB	01/20/2017	800.00	10	(16)
Alphabet Inc. - Class C, DUB	01/20/2017	840.00	12	(7)
Alphabet Inc. - Class C, DUB	01/20/2017	820.00	12	(10)
Alphabet Inc. - Class C, DUB	01/20/2017	800.00	12	(14)
Alphabet Inc. - Class C, MSC	01/20/2017	795.00	30	(40)
Altria Group Inc., CGM	01/20/2017	65.00	293	(164)
Altria Group Inc., CGM	01/20/2017	67.50	292	(114)
American Tower Corp., CGM	01/20/2017	115.00	122	(61)
American Tower Corp., CGM	01/20/2017	110.00	75	(60)
American Tower Corp., CGM	01/20/2017	105.00	37	(43)
Apple Inc., CGM	01/20/2017	115.00	569	(61)
Apple Inc., CGM	01/20/2017	110.00	213	(38)
Apple Inc., CGM	01/20/2017	105.00	213	(60)
AutoZone Inc., DUB	01/20/2017	840.00	12	(30)
Bank of New York Mellon Corp., DUB	01/20/2017	45.00	612	(42)
Bank of New York Mellon Corp., DUB	01/20/2017	47.00	252	(10)
Boeing Co., DUB	01/20/2017	160.00	36	(2)
Boeing Co., DUB	01/20/2017	165.00	36	(1)
Boeing Co., DUB	01/20/2017	170.00	35	—
Comcast Corp., CGM	01/20/2017	65.00	812	(290)
Comcast Corp., CGM	01/20/2017	62.50	505	(263)
CVS Health Corp., CGM	01/20/2017	115.00	122	(2)
CVS Health Corp., JPM	01/20/2017	110.00	258	(12)
CVS Health Corp., JPM	01/20/2017	105.00	144	(19)
CVS Health Corp., JPM	01/20/2017	100.00	78	(22)
Danaher Corp., CGM	01/20/2017	95.00	190	(174)
Danaher Corp., CGM	01/20/2017	92.50	190	(212)
Danaher Corp., DUB	01/20/2017	110.00	188	(30)
Danaher Corp., DUB	01/20/2017	105.00	304	(96)
Danaher Corp., DUB	01/20/2017	100.00	116	(68)
Danaher Corp., DUB	01/20/2017	115.00	39	(3)
Lowe’s Cos. Inc., CGM	01/20/2017	80.00	51	(22)
Lowe’s Cos. Inc., CGM	01/20/2017	85.00	277	(64)
Lowe’s Cos. Inc., CGM	01/20/2017	82.50	51	(16)

See accompanying Notes to Financial Statements.

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
Lowe’s Cos. Inc., CGM	01/20/2017	87.50	111	$(17)
Lowe’s Cos. Inc., CGM	01/20/2017	90.00	226	(22)
LyondellBasell Industries NV, CGM	01/20/2017	92.50	112	(11)
LyondellBasell Industries NV, CGM	01/20/2017	87.50	300	(49)
LyondellBasell Industries NV, CGM	01/20/2017	90.00	114	(16)
LyondellBasell Industries NV, CIT	01/20/2017	92.50	6	(1)
LyondellBasell Industries NV, CIT	01/20/2017	87.50	6	(1)
LyondellBasell Industries NV, CIT	01/20/2017	90.00	7	(1)
LyondellBasell Industries NV, DUB	01/20/2017	92.50	43	(4)
LyondellBasell Industries NV, DUB	01/20/2017	87.50	44	(8)
LyondellBasell Industries NV, DUB	01/20/2017	90.00	44	(6)
Microsoft Corp., CGM	01/20/2017	57.50	329	(33)
Microsoft Corp., DUB	01/20/2017	65.00	1,028	(16)
Microsoft Corp., DUB	01/20/2017	57.50	426	(43)
Microsoft Corp., DUB	01/20/2017	62.50	605	(18)
PepsiCo Inc., CGM	01/20/2017	110.00	348	(75)
PepsiCo Inc., CGM	01/20/2017	105.00	198	(92)
PepsiCo Inc., CGM	01/20/2017	100.00	78	(63)
Pfizer Inc., JPM	01/20/2017	35.00	595	(103)
Pfizer Inc., RBC	01/20/2017	37.00	167	(14)
Pfizer Inc., RBC	01/20/2017	36.00	554	(70)
Pfizer Inc., RBC	01/20/2017	35.00	482	(84)
Philip Morris International Inc., CGM	01/20/2017	95.00	127	(112)
Philip Morris International Inc., CGM	01/20/2017	97.50	126	(89)
Philip Morris International Inc., DUB	01/20/2017	95.00	143	(126)
Philip Morris International Inc., DUB	01/20/2017	92.50	143	(153)
Philip Morris International Inc., DUB	01/20/2017	97.50	143	(101)
Texas Instruments Inc., CGM	01/20/2017	55.00	127	(114)
Texas Instruments Inc., CGM	01/20/2017	60.00	127	(69)
Thermo Fisher Scientific Inc., CGM	01/20/2017	170.00	132	(22)
Thermo Fisher Scientific Inc., DUB	01/20/2017	170.00	114	(20)
Thermo Fisher Scientific Inc., DUB	01/20/2017	165.00	126	(33)
Thermo Fisher Scientific Inc., DUB	01/20/2017	160.00	26	(10)
Thermo Fisher Scientific Inc., DUB	01/20/2017	155.00	26	(15)
UnitedHealth Group Inc., DUB	01/20/2017	140.00	178	(164)
UnitedHealth Group Inc., DUB	01/20/2017	145.00	90	(62)
UnitedHealth Group Inc., MSC	01/20/2017	145.00	67	(46)
Visa Inc., CGM	01/20/2017	90.00	143	(9)
Visa Inc., CGM	01/20/2017	87.50	423	(40)
Visa Inc., CGM	01/20/2017	85.00	143	(20)
Zoetis Inc., MSC	01/20/2017	55.00	161	(18)
			14,685	$(4,099)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2015	3,376	$1,075
Options written during the period	12,417	2,621
Options closed during the period	(557)	(303)
Options exercised during the period	(217)	(44)
Options expired during the period	(334)	(69)
Options outstanding at June 30, 2016	14,685	$3,280

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount	Value	Unrealized Gain/(Loss)
USD/GBP	07/05/2016	SSB	GBP (8)	$(11)	$—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 7.5%
Carnival Plc	30	$1,348
CBS Corp. - Class B	11	608
Interpublic Group of Cos. Inc.	25	573
Omnicom Group Inc.	27	2,225
Staples Inc.	138	1,193
Time Warner Inc.	31	2,262
Viacom Inc. - Class B	14	590
		8,799
CONSUMER STAPLES - 7.4%
Archer-Daniels-Midland Co.	21	897
Coca-Cola Co.	50	2,267
ConAgra Foods Inc.	35	1,668
Kellogg Co.	15	1,191
Molson Coors Brewing Co. - Class B	20	2,040
PepsiCo Inc.	6	623
		8,686
ENERGY - 13.2%
EOG Resources Inc.	48	4,006
Hess Corp.	30	1,808
Occidental Petroleum Corp.	74	5,614
Phillips 66	28	2,234
Schlumberger Ltd.	23	1,786
		15,448
FINANCIALS - 30.1%
Allstate Corp.	17	1,220
BB&T Corp.	26	913
Capital One Financial Corp.	30	1,905
Charles Schwab Corp.	69	1,735
Chubb Ltd.	14	1,841
Citigroup Inc.	46	1,944
Comerica Inc.	13	532
Communications Sales & Leasing Inc. (a)	71	2,048
Fidelity National Financial Inc.	16	610
Goldman Sachs Group Inc.	15	2,201
Hartford Financial Services Group Inc.	26	1,139
Invesco Ltd.	27	690
JPMorgan Chase & Co.	91	5,670
Lamar Advertising Co. - Class A	15	995
Morgan Stanley	77	1,995
PNC Financial Services Group Inc.	16	1,303
Prudential Financial Inc.	38	2,738
SunTrust Banks Inc.	37	1,519
Synchrony Financial (b)	45	1,145
U.S. Bancorp	41	1,634
Voya Financial Inc.	55	1,361
		35,138
HEALTH CARE - 10.6%
Abbott Laboratories	18	710
Bristol-Myers Squibb Co.	16	1,174
Eli Lilly & Co.	11	885
Medtronic Plc	14	1,245
Merck & Co. Inc.	37	2,130
Pfizer Inc.	112	3,929
UnitedHealth Group Inc.	16	2,234
		12,307
INDUSTRIALS - 6.5%
Delta Air Lines Inc.	46	1,669
Honeywell International Inc.	15	1,757
Raytheon Co.	18	2,476
United Technologies Corp.	17	1,720
		7,622
INFORMATION TECHNOLOGY - 11.4%
Applied Materials Inc.	116	2,790
Cisco Systems Inc.	119	3,423
Corning Inc.	43	885
Microchip Technology Inc. (a)	50	2,527
Oracle Corp.	43	1,780
Texas Instruments Inc.	30	1,860
		13,265
MATERIALS - 6.2%
CF Industries Holdings Inc.	40	972
Dow Chemical Co.	29	1,419
Martin Marietta Materials Inc.	4	743
Packaging Corp. of America	22	1,495
Vulcan Materials Co.	22	2,591
		7,220
TELECOMMUNICATION SERVICES - 4.8%
AT&T Inc.	94	4,083
Vodafone Group Plc - ADR	50	1,532
		5,615
UTILITIES - 1.4%
NRG Yield Inc. - Class C (a)	102	1,595
Total Common Stocks (cost $110,678)		115,695

SHORT TERM INVESTMENTS - 4.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (c) (d)	65	65
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (c) (d)	5,134	5,134
Total Short Term Investments (cost $5,199)		5,199

Total Investments - 103.6% (cost $115,877)		120,894
Other Assets and Liabilities, Net - (3.6%)		(4,174)
Total Net Assets - 100.0%		$116,720

Portfolio Composition:	Percentage of Total Investments
Financials	29.0%
Energy	12.8
Information Technology	11.0
Health Care	10.2
Consumer Discretionary	7.3
Consumer Staples	7.2
Industrials	6.3
Materials	6.0
Telecommunication Services	4.6
Utilities	1.3
Short Term Investments	4.3
Total Investments	100.0%

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

See accompanying Notes to Financial Statements.

JNL/The London Company Focused U.S. Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 17.3%
Cabela’s Inc. (a)	103	$5,160
Carnival Plc	106	4,671
Dollar Tree Inc. (a)	99	9,298
Pulte Homes Inc.	241	4,692
Vista Outdoor Inc. (a)	77	3,678
		27,499
CONSUMER STAPLES - 6.2%
Altria Group Inc.	105	7,224
Spectrum Brands Holdings Inc. (b)	22	2,589
		9,813
FINANCIALS - 18.7%
Berkshire Hathaway Inc. - Class B (a)	77	11,082
BlackRock Inc.	21	7,132
Cincinnati Financial Corp.	83	6,198
Wells Fargo & Co.	113	5,336
		29,748
HEALTH CARE - 7.9%
Eli Lilly & Co.	98	7,736
Pfizer Inc.	137	4,830
		12,566
INDUSTRIALS - 26.9%
Deere & Co.	62	5,015
General Dynamics Corp.	45	6,233
General Electric Co.	278	8,745
Norfolk Southern Corp.	75	6,343
Old Dominion Freight Line Inc. (a)	85	5,138
Orbital ATK Inc.	84	7,125
USG Corp. (a)	154	4,161
		42,760
INFORMATION TECHNOLOGY - 6.3%
Apple Inc.	41	3,920
Citrix Systems Inc. (a)	77	6,167
		10,087
MATERIALS - 13.1%
Martin Marietta Materials Inc.	46	8,851
NewMarket Corp.	20	8,329
Tredegar Corp.	229	3,695
		20,875
Total Common Stocks (cost $141,687)		153,348

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 3.2%
JNL Money Market Fund, 0.26% (c) (d)	5,146	5,146
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.59% (c) (d)	2,339	2,339
Total Short Term Investments (cost $7,485)		7,485

Total Investments - 101.1% (cost $149,172)		160,833
Other Assets and Liabilities, Net - (1.1%)		(1,795)
Total Net Assets - 100.0%		$159,038

Portfolio Composition:	Percentage of Total Investments
Industrials	26.6%
Financials	18.5
Consumer Discretionary	17.1
Materials	13.0
Health Care	7.8
Information Technology	6.3
Consumer Staples	6.1
Short Term Investments	4.6
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/Van Eck International Gold Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 98.1%
FINANCIALS - 0.2%
First Mining Finance Corp. (b) (c)	260	$153

MATERIALS - 97.9%
Acacia Mining Plc	185	1,111
Agnico-Eagle Mines Ltd.	76	4,084
Alamos Gold Inc. - Class A	251	2,157
Alamos Gold Inc.	25	212
Argonaut Gold Inc. (c)	608	1,789
Asanko Gold Inc. (c)	46	176
Asanko Gold Inc. (b) (c)	138	528
AuRico Metals Inc. (b) (c)	548	433
Auryn Resources Inc. (c)	107	256
B2Gold Corp. (b) (c)	1,798	4,513
Barrick Gold Corp.	76	1,623
Bear Creek Mining Corp. (c)	222	501
Belo Sun Mining Corp. (c)	647	436
Cardinal Resources Ltd. (c)	86	19
Columbus Gold Corp. (c)	288	140
Continental Gold Inc. (c)	558	1,568
Corvus Gold Inc. (c)	136	115
Corvus Gold Inc. (c)	147	123
Detour Gold Corp. (c)	87	2,176
Eastmain Resources Inc. (c)	262	124
Eldorado Gold Corp.	468	2,106
Evolution Mining Ltd.	1,406	2,457
Fortuna Silver Mines Inc. (c)	65	454
Fresnillo Plc	150	3,308
Gold Road Resources Ltd. (c)	3,462	1,693
Goldcorp Inc.	161	3,088
Guyana Goldfields Inc. (c)	227	1,627
Integra Gold Corp. (c)	2,150	1,331
Kinross Gold Corp. (c)	328	1,604
Kirkland Lake Gold Inc. (c)	104	857
Klondex Mines Ltd. (c)	353	1,281
Lundin Gold Inc. (b) (c)	54	231
Lydian International Ltd. (c)	905	266
MAG Silver Corp. (c)	74	936
New Gold Inc. (c)	93	407
New Gold Inc. (c)	202	883
Newcastle Gold Ltd. (c)	203	118
Newcrest Mining Ltd. (c)	127	2,198
Newmarket Gold Inc. (c)	198	581
Newmont Mining Corp.	83	3,231

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Northern Star Resources Ltd.	397	1,470
Novagold Resources Inc. (b) (c)	99	606
OceanaGold Corp.	342	1,305
Orezone Gold Corp. (b) (c)	967	853
Osisko Gold Royalties Ltd.	40	517
Premier Gold Mines Ltd. (c)	315	934
Pretium Resources Inc. (b) (c)	85	952
Randgold Resources Ltd. - ADR	26	2,857
Richmont Mines Inc. (c)	30	276
Richmont Mines Inc. (c)	30	278
Roxgold Inc. (b) (c) (d)	758	898
Royal Gold Inc.	40	2,895
Rye Patch Gold Corp. (c) (e) (f) (i)	1,360	232
Sabina Gold & Silver Corp. (b) (c)	967	831
Saracen Mineral Holdings Ltd. (c)	629	676
SEMAFO Inc. (c)	487	2,337
Silver Wheaton Corp.	86	2,021
Sulliden Mining Capital Inc. (c)	54	16
Tahoe Resources Inc.	136	2,037
Tahoe Resources Inc.	54	808
TMAC Resources Inc. (b) (c)	95	1,099
Torex Gold Resources Inc. (b) (c)	975	1,743
Yamana Gold Inc.	199	1,037
Yamana Gold Inc. (b)	212	1,104
		78,523
Total Common Stocks (cost $54,369)		78,676

SHORT TERM INVESTMENTS - 12.0%
Investment Companies - 5.0%
JNL Money Market Fund, 0.26% (g) (h)	3,870	3,870
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% - IM Class (h)	107	107
		3,977
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (g) (h)	5,620	5,620
Total Short Term Investments (cost $9,597)		9,597

Total Investments - 110.1% (cost $63,966)		88,273
Other Assets and Liabilities, Net - (10.1%)		(8,070)
Total Net Assets - 100.0%		$80,203

Portfolio Composition:	Percentage of Total Investments
Materials	88.9%
Financials	0.2
Short Term Investments	10.9
Total Investments	100.0%

(a)	Consolidated Schedule of Investments.
(b)	All or a portion of the security was on loan.
(c)	Non-income producing security.
(d)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act, to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $898 which represented 1.1% of net assets.

(e)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(f)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(i)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	11.6%
Canada	68.9
Jersey	0.3
Mali	3.6
United Kingdom	5.8
United States	9.8
Total Long-Term Investments	100.0%

*	The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Rye Patch Gold Corp.	06/08/2016	$234	$232	0.3%

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CAD/USD	07/05/2016	CSI	CAD	1,542	$1,194	$10
CAD/USD	07/05/2016	CSI	CAD	187	144	—
CAD/USD	07/06/2016	CSI	CAD	79	61	—
					$1,399	$10

See accompanying Notes to Financial Statements.

JNL/WCM Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 93.6%
AUSTRALIA - 4.5%
CSL Ltd.	506	$42,684

CANADA - 5.9%
Canadian Pacific Railway Co. (a)	262	33,724
Constellation Software Inc.	58	22,621
		56,345
CHINA - 6.7%
Ctrip.com International Ltd. - ADR (a) (b)	657	27,077
Tencent Holdings Ltd.	1,618	37,105
		64,182
DENMARK - 12.9%
Chr Hansen Holding A/S	397	26,093
Coloplast A/S	394	29,492
Novo-Nordisk A/S - ADR	708	38,102
Novozymes A/S - Class B	610	29,295
		122,982
FRANCE - 7.3%
Cie Generale d’Optique Essilor International SA	213	28,051
Hermes International SCA	53	19,721
LVMH Moet Hennessy Louis Vuitton SE	146	22,012
		69,784
INDIA - 3.1%
HDFC Bank Ltd. - ADR (a)	439	29,126

IRELAND - 4.6%
Accenture Plc - Class A	160	18,076
ICON Plc (b)	371	25,988
		44,064
JAPAN - 5.8%
Keyence Corp.	47	31,728
Sysmex Corp.	338	23,257
		54,985
MEXICO - 1.7%
Wal-Mart de Mexico SAB de CV	6,696	16,108

NETHERLANDS - 3.5%
Core Laboratories NV	267	33,062

RUSSIAN FEDERATION - 2.3%
Yandex NV - Class A (b)	1,022	22,333

SOUTH AFRICA - 1.2%
Shoprite Holdings Ltd.	1,001	11,332

SPAIN - 1.5%
Inditex SA	418	14,050

SWITZERLAND - 7.4%
Nestle SA	524	40,621
SGS SA	13	29,622
		70,243
TAIWAN - 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	1,766	46,322

UNITED KINGDOM - 14.2%
ARM Holdings Plc - ADR (a)	610	27,754
Compass Group Plc	1,578	30,018
Experian Plc	1,503	28,512
Reckitt Benckiser Group Plc	488	48,909
		135,193
UNITED STATES OF AMERICA - 6.1%
Chubb Ltd.	333	43,588
Lazard Ltd. - Class A	503	14,975
		58,563
Total Common Stocks (cost $831,801)		891,358

SHORT TERM INVESTMENTS - 11.2%
Investment Company - 4.7%
JNL Money Market Fund, 0.26% (c) (d)	44,599	44,599
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.59% (c) (d)	62,052	62,052
Total Short Term Investments (cost $106,651)		106,651

Total Investments - 104.8% (cost $938,452)		998,009
Other Assets and Liabilities, Net - (4.8%)		(45,271)
Total Net Assets - 100.0%		$952,738

Portfolio Composition:	Percentage of Total Investments
Information Technology	20.6%
Health Care	18.8
Consumer Staples	11.7
Consumer Discretionary	11.3
Industrials	9.2
Financials	8.8
Materials	5.6
Energy	3.3
Short Term Investments	10.7
Total Investments	100.0%

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

See accompanying Notes to Financial Statements.

Currency Abbreviations:

AED - United Arab Emirates Dirham	IDR — Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	INR - Indian Rupee	RON - Romanian New Leu
BRL - Brazilian Real	ISK - Icelandic Krona - Onshore	RSD - Serbian Dinar
CAD - Canadian Dollar	ISO - Icelandic Krona - Offshore	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japanese Yen	SAR - Saudi Riyal
CLP - Chilean Peso	KRW - Korean Won	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	LBP - Lebanese Pound	SGD - Singapore Dollar
CNY - Chinese Yuan	LKR - Sri Lankan Rupee	THB - Thai Baht
DOP - Dominican Peso	MXN - Mexican Peso	TRY - New Turkish Lira
EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
GEL - Georgian Lari	NOK - Norwegian Krone	USD - United States Dollar
GBP - British Pound	NZD - New Zealand Dollar	ZAR - South African Rand
HKD - Hong Kong Dollar	OMR - Omani Rial
HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol

Abbreviations:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage-Backed Security

MCDX.NA - Municipal Credit Defualt Swap Index - North American

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

OJSC - Open Joint-Stock Company

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

ULSD - Ultra Low Sulfur Diesel

Counterparty Abbreviations:

ANZ - Australia and New Zealand Banking Group Ltd.	GSI - Goldman Sachs International
APS - Amherst Pierpont Securities LLC	HSBC - HSBC Securities, Inc.
BBH - Brown Brothers Harriman & Co.	JPM - JPMorgan Chase Bank N.A.
BBP - Barclays Bank Plc	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	MSS - Morgan Stanley Capital Services Inc.
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSB - Goldman Sachs Bank	UBS - UBS Securities LLC
GSC - Goldman Sachs & Co.

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-”  Amount rounds to less than one thousand.

‡   A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2016.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (h)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Assets
Investments - unaffiliated, at value (a)(d)	$93,822	$213,616	$156,661	$28,141	$343,047	$90,558
Investments - affiliated, at value (b)	10,578	39,315	16,922	3,500	43,147	161
Repurchase agreements (a)	—	—	—	—	103,975	—
Total investments, at value (c)	104,400	252,931	173,583	31,641	490,169	90,719
Cash	—	—	—	—	13,052	18
Foreign currency (e)	—	—	—	2	5,838	—
Receivable for investments sold	59	402	475	—	25,679	275
Receivable for fund shares sold	—	17	—	53	105	71
Receivable from adviser	36	83	60	3	—	—
Receivable for dividends and interest	2	2	1	22	3,063	54
Receivable for variation margin on financial derivative instruments	—	—	—	186	57	—
Receivable for deposits with brokers and counterparties	—	—	—	1,297	3,737	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	384	1,574	—
Unrealized appreciation on OTC swap agreements	—	—	—	60	749	—
OTC swap premiums paid	—	—	—	—	2,999	—
Other assets	—	1	—	—	2	—
Total assets	104,497	253,436	174,119	33,648	547,024	91,137
Liabilities
Cash overdraft	—	—	—	97	—	—
Payable for advisory fees	61	138	100	23	314	56
Payable for administrative fees	11	28	19	4	50	10
Payable for 12b-1 fee	5	12	9	2	22	5
Payable for investment securities purchased	747	51	467	—	28,185	126
Payable for fund shares redeemed	204	40	56	33	225	6
Payable for dividends or interest on securities sold short	—	—	—	—	1,014	—
Payable for interest expense and brokerage charges	—	—	—	—	26	—
Payable for trustee fees	3	6	5	6	21	17
Payable for chief compliance officer fees	—	1	1	—	2	—
Payable for other expenses	1	2	1	—	36	1
Payable for variation margin on financial derivative instruments	—	—	—	96	226	—
Payable for deposits from counterparties	—	—	—	—	58	—
Investment in securities sold short, at value (f)	—	—	—	—	114,699	—
Options written, at value (g)	—	—	—	—	114	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	35	288	—
Unrealized depreciation on OTC swap agreements	—	—	—	1	2,084	—
OTC swap premiums received	—	—	—	—	2,269	—
Payable upon return of securities loaned	3,402	27,956	10,330	—	—	7,387
Total liabilities	4,434	28,234	10,988	297	149,633	7,608
Net assets	$100,063	$225,202	$163,131	$33,351	$397,391	$83,529
Net assets consist of:
Paid-in capital	$96,162	$215,808	$156,200	$51,548	$428,359	$67,823
Undistributed (excess of distributions over) net investment income (loss)	2,102	4,802	3,412	(508)	15,874	312
Accumulated net realized gain (loss)	685	4,609	5,289	(19,156)	(31,559)	8,707
Net unrealized appreciation (depreciation) on investments and foreign currency	1,114	(17)	(1,770)	1,467	(15,283)	6,687
	$100,063	$225,202	$163,131	$33,351	$397,391	$83,529
Shares outstanding (no par value), unlimited shares authorized	8,858	18,757	13,204	2,562	41,756	9,756
Net asset value per share	$11.30	$12.01	$12.35	$13.02	$9.52	$8.56

(a) Investments - unaffiliated, at cost	$92,707	$213,633	$158,431	$27,945	$456,406	$83,871
(b) Investments - affiliated, at cost	10,578	39,315	16,922	3,500	43,147	161
(c) Total investments, at cost	$103,285	$252,948	$175,353	$31,445	$499,553	$84,032
(d) Including value of securities on loan	$3,378	$27,720	$10,235	$—	$—	$12,088
(e) Foreign currency, at cost	—	—	—	2	5,816	—
(f) Proceeds from securities sold short	—	—	—	—	110,122	—
(g) Premiums from options written	—	—	—	—	142	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Assets
Investments - unaffiliated, at value (a)(d)	$2,361,849	$404,481	$101,724	$130,853	$109,066	$222,254
Investments - affiliated, at value (b)	280,463	24,111	7,102	2,936	6,872	8,552
Total investments, at value (c)	2,642,312	428,592	108,826	133,789	115,938	230,806
Cash	—	8,314	—	33	2	—
Foreign currency (e)	—	2,156	199	—	80	—
Receivable for investments sold	—	5,747	210	—	2,208	—
Receivable for fund shares sold	4,213	76	3,369	52	168	71
Receivable from adviser	—	8	—	—	—	—
Receivable for dividends and interest	9,011	6,884	451	96	211	263
Receivable for variation margin on financial derivative instruments	—	172	—	—	—	—
Receivable for deposits with brokers and counterparties	—	11,070	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	9,080	—	—	—	11,633
Unrealized appreciation on OTC swap agreements	—	4,210	—	—	—	—
OTC swap premiums paid	—	8,431	—	—	—	—
Other assets	5	1	—	—	—	1
Total assets	2,655,541	484,741	113,055	133,970	118,607	242,774
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	980	346	59	64	80	127
Payable for administrative fees	313	55	13	15	14	27
Payable for 12b-1 fee	140	24	6	7	6	12
Payable for investment securities purchased	58,432	439	224	—	—	—
Payable for fund shares redeemed	2,823	245	3,069	154	12,650	17
Payable for dividends or interest on securities sold short	—	148	—	—	—	—
Payable for interest expense and brokerage charges	—	3	—	—	—	—
Payable for trustee fees	35	22	4	7	3	28
Payable for chief compliance officer fees	9	2	—	1	1	1
Payable for other expenses	18	10	1	1	1	1
Payable for variation margin on financial derivative instruments	—	191	—	—	—	—
Payable for deposits from counterparties	—	9,473	—	—	—	—
Investment in securities sold short, at value (f)	—	8,666	—	—	—	—
Options written, at value (g)	—	829	—	5,190	—	—
Unrealized depreciation on forward foreign currency contracts	—	13,990	—	—	9	16,771
Unrealized depreciation on OTC swap agreements	—	2,951	—	—	—	—
OTC swap premiums received	—	3,303	—	—	—	—
Payable upon return of securities loaned	—	696	5,281	—	3,691	6,736
Total liabilities	62,750	41,393	8,657	5,439	16,455	23,720
Net assets	$2,592,791	$443,348	$104,398	$128,531	$102,152	$219,054
Net assets consist of:
Paid-in capital	$2,482,998	$438,658	$102,750	$115,816	$99,285	$214,662
Undistributed (excess of distributions over) net investment income (loss)	74,796	32,782	5,159	4,828	2,325	3,301
Accumulated net realized gain (loss)	(10,188)	(32,275)	(6,234)	(1,514)	(2,547)	6,222
Net unrealized appreciation (depreciation) on investments and foreign currency	45,185	4,183	2,723	9,401	3,089	(5,131)
	$2,592,791	$443,348	$104,398	$128,531	$102,152	$219,054
Shares outstanding (no par value), unlimited shares authorized	236,351	45,190	8,766	10,781	8,850	21,638
Net asset value per share	$10.97	$9.81	$11.91	$11.92	$11.54	$10.12

(a) Investments - unaffiliated, at cost	$2,316,664	$400,602	$98,994	$120,291	$105,964	$222,246
(b) Investments - affiliated, at cost	280,463	24,111	7,102	2,936	6,872	8,552
(c) Total investments, at cost	$2,597,127	$424,713	$106,096	$123,227	$112,836	$230,798
(d) Including value of securities on loan	$—	$673	$5,812	$—	$3,494	$6,602
(e) Foreign currency, at cost	—	2,167	201	—	79	—
(f) Proceeds from securities sold short	—	8,026	—	—	—	—
(g) Premiums from options written	—	1,187	—	4,029	—	—

See accompanying Notes to Financial Statements.

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (h)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Assets
Investments - unaffiliated, at value (a)(d)	$28,004	$377,221	$296,741	$165,669	$892,698	$115,695
Investments - affiliated, at value (b)	1,817	19,095	6,341	3,092	161,503	5,199
Total investments, at value (c)	29,821	396,316	303,082	168,761	1,054,201	120,894
Cash	388	9,412	7,392	1,439	743	1,083
Cash set aside at prime broker	—	156,388	—	—	—	—
Foreign currency (e)	—	—	230	54	—	—
Receivable for investments sold	—	4,585	1,263	11,516	20,165	—
Receivable for fund shares sold	274	96	3,108	428	11,058	41
Receivable from adviser	—	—	—	39	—	—
Receivable for dividends and interest	44	1,629	2,483	1,553	3,829	300
Receivable for variation margin on financial derivative instruments	502	—	283	143	—	—
Receivable for deposits with brokers and counterparties	—	—	1,398	3,317	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	572	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	289	112	—	—
OTC swap premiums paid	—	—	130	1,446	—	—
Other assets	—	2	—	1	2	1
Total assets	31,029	568,428	320,230	188,809	1,089,998	122,319
Liabilities
Payable for advisory fees	15	286	83	149	542	53
Payable for administrative fees	4	51	32	25	116	15
Payable for 12b-1 fee	2	22	16	10	56	6
Payable for investment securities purchased	—	6,418	5,625	4,698	12,014	266
Payable for fund shares redeemed	166	258	1,001	1,480	158	117
Payable for dividends or interest on securities sold short	—	32	—	—	—	—
Payable for interest expense and brokerage charges	—	8	—	—	—	—
Payable for trustee fees	3	73	5	14	7	6
Payable for chief compliance officer fees	—	2	1	1	3	1
Payable for other expenses	—	3	2	2	6	1
Payable for variation margin on financial derivative instruments	393	—	9	27	—	—
Payable for deposits from counterparties	—	—	380	1,174	—	—
Investment in securities sold short, at value (f)	—	156,388	—	—	—	—
Options written, at value (g)	—	—	244	—	4,099	—
Unrealized depreciation on forward foreign currency contracts	—	—	579	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	231	376	—	—
OTC swap premiums received	—	—	843	1,160	—	—
Payable upon return of securities loaned	—	—	6,341	—	16,438	5,134
Total liabilities	583	163,541	15,392	9,116	33,439	5,599
Net assets	$30,446	$404,887	$304,838	$179,693	$1,056,559	$116,720
Net assets consist of:
Paid-in capital	$106,588	$432,071	$293,156	$204,157	$1,000,867	$107,205
Undistributed (excess of distributions over) net investment income (loss)	(353)	(11,426)	6,071	17,733	6,294	2,301
Accumulated net realized gain (loss)	(76,445)	(23,275)	281	(35,119)	8,181	2,191
Net unrealized appreciation (depreciation) on investments and foreign currency	656	7,517	5,330	(7,078)	41,217	5,023
	$30,446	$404,887	$304,838	$179,693	$1,056,559	$116,720
Shares outstanding (no par value), unlimited shares authorized	2,327	40,825	26,765	19,332	84,768	8,313
Net asset value per share	$13.08	$9.92	$11.39	$9.30	$12.46	$14.04

(a) Investments - unaffiliated, at cost	$28,003	$378,996	$291,514	$169,743	$850,617	$110,678
(b) Investments - affiliated, at cost	1,817	19,095	6,341	3,092	161,543	5,199
(c) Total investments, at cost	$29,820	$398,091	$297,855	$172,835	$1,012,160	$115,877
(d) Including value of securities on loan	$—	$—	$6,217	$—	$16,113	$5,109
(e) Foreign currency, at cost	—	—	228	55	—	—
(f) Proceeds from securities sold short	—	165,682	—	—	—	—
(g) Premiums from options written	—	—	474	—	3,280	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (h)	JNL/WCM Focused International Equity Fund
Assets
Investments - unaffiliated, at value (a)(d)	$153,348	$78,783	$891,358
Investments - affiliated, at value (b)	7,485	9,490	106,651
Total investments, at value (c)	160,833	88,273	998,009
Cash	—	2	—
Foreign currency (e)	—	—	—
Receivable for investments sold	—	749	728
Receivable for fund shares sold	422	261	14,048
Receivable from adviser	—	—	—
Receivable for dividends and interest	314	13	3,091
Receivable for variation margin on financial derivative instruments	—	—	—
Receivable for deposits with brokers and counterparties	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	10	—
Unrealized appreciation on OTC swap agreements	—	—	—
OTC swap premiums paid	—	—	—
Other assets	—	—	3
Total assets	161,569	89,308	1,015,879
Liabilities
Payable for advisory fees	90	47	593
Payable for administrative fees	18	8	110
Payable for 12b-1 fee	9	4	50
Payable for investment securities purchased	—	3,227	—
Payable for fund shares redeemed	71	187	317
Payable for dividends or interest on securities sold short	—	—	—
Payable for interest expense and brokerage charges	—	—	—
Payable for trustee fees	2	12	9
Payable for chief compliance officer fees	1	—	4
Payable for other expenses	1	—	6
Payable for variation margin on financial derivative instruments	—	—	—
Payable for deposits from counterparties	—	—	—
Investment in securities sold short, at value (f)	—	—	—
Options written, at value (g)	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—
OTC swap premiums received	—	—	—
Payable upon return of securities loaned	2,339	5,620	62,052
Total liabilities	2,531	9,105	63,141
Net assets	$159,038	$80,203	$952,738
Net assets consist of:
Paid-in capital	$150,349	$130,230	$893,834
Undistributed (excess of distributions over) net investment income (loss)	1,498	(102)	5,464
Accumulated net realized gain (loss)	(4,470)	(74,233)	(6,047)
Net unrealized appreciation (depreciation) on investments and foreign currency	11,661	24,308	59,487
	$159,038	$80,203	$952,738
Shares outstanding (no par value), unlimited shares authorized	13,353	6,492	83,912
Net asset value per share	$11.91	$12.35	$11.35

(a) Investments - unaffiliated, at cost	$141,687	$54,476	$831,801
(b) Investments - affiliated, at cost	7,485	9,490	106,651
(c) Total investments, at cost	$149,172	$63,966	$938,452
(d) Including value of securities on loan	$2,330	$5,295	$73,917
(e) Foreign currency, at cost	—	—	—
(f) Proceeds from securities sold short	—	—	—
(g) Premiums from options written	—	—	—
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (b)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Investment income
Dividends (a)	$987	$2,350	$1,719	$5	$272	$547
Foreign taxes withheld	—	—	—	—	(5)	—
Interest	—	—	—	66	7,974	—
Securities lending (a)	95	162	111	—	—	72
Total investment income	1,082	2,512	1,830	71	8,241	619

Expenses
Advisory fees	332	769	560	137	2,010	322
Administrative fees	66	154	112	24	318	60
12b-1 fees	89	205	149	32	423	81
Legal fees	2	4	4	1	10	2
Trustee fees	4	10	7	2	23	4
Chief compliance officer fees	1	3	2	—	6	1
Dividends or interest on securities sold short	—	—	—	—	2,050	—
Short holdings borrowing fees	—	—	—	—	49	—
Other expenses	1	1	1	1	16	1
Total expenses	495	1,146	835	197	4,905	471
Expense waived by Adviser	(199)	(461)	(336)	(16)	—	—
Net expenses	296	685	499	181	4,905	471
Net investment income (loss)	786	1,827	1,331	(110)	3,336	148

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(1,136)	(3,288)	(3,359)	75	(5,612)	1,987
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	—	(153)	(3,275)	—
Foreign currency related items	—	—	—	(323)	(3,167)	—
Futures contracts	—	—	—	1,633	(1,260)	—
Written option contracts	—	—	—	—	(265)	—
Investment securities sold short	—	—	—	—	(2,148)	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,455	7,675	5,867	346	15,042	462
OTC swap agreements	—	—	—	110	1,669	—
Foreign currency related items	—	—	—	619	3,629	—
Futures contracts and centrally cleared swap agreements	—	—	—	1,199	(1,260)	—
Written option contracts	—	—	—	—	32	—
Investment securities sold short	—	—	—	—	(6,610)	—
Net realized and unrealized gain (loss)	2,319	4,387	2,508	3,506	(3,225)	2,449
Net increase (decrease) in net assets from operations	$3,105	$6,214	$3,839	$3,396	$111	$2,597

(a) Income from affiliated investments	$99	$168	$114	$5	$78	$1
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/ DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund		JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Investment income
Dividends (a)	$367	$151		$2,507	$1,925	$1,927	$16
Foreign taxes withheld	—	(136)		(105)	—	(77)	—
Interest	42,207	14,087		—	—	—	300
Securities lending (a)	—	56		56	—	68	9
Total investment income	42,574	14,158		2,458	1,925	1,918	325

Expenses
Advisory fees	5,211	2,103		339	406	474	775
Administrative fees	1,654	332		72	102	89	166
12b-1 fees	2,206	443		97	135	118	221
Legal fees	48	11		2	4	2	6
Trustee fees	97	23		5	7	6	11
Chief compliance officer fees	27	6		1	2	2	3
Dividends or interest on securities sold short	—	179		—	—	—	—
Short holdings borrowing fees	—	11		—	—	—	—
Other expenses	13	47		1	1	1	3
Total expenses	9,256	3,155		517	657	692	1,185
Expense waived by Adviser	(128)	(49)		—	—	—	—
Net expenses	9,128	3,106		517	657	692	1,185
Net investment income (loss)	33,446	11,052		1,941	1,268	1,226	(860)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(4,505)	(6,747	)(b)	(2,608)	2,807	(5,821)	—
Affiliated investments	—	—		—	—	—	—
Swap agreements	—	(5,574)		—	—	—	—
Foreign currency related items	—	(11,595)		(3)	—	(45)	6,222
Futures contracts	—	(7,441)		—	—	—	—
Written option contracts	—	1,263		—	1,102	—	—
Investment securities sold short	—	—		—	—	—	—
Brokerage commissions recaptured	—	—		1	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	37,284	28,880		8,937	428	1,364	51
OTC swap agreements	—	5,967		—	—	—	—
Foreign currency related items	—	(6,489)		(8)	—	(5)	(5,648)
Futures contracts and centrally cleared swap agreements	—	3,550		—	—	—	—
Written option contracts	—	(217)		—	(3,198)	—	—
Investment securities sold short	—	(409)		—	—	—	—
Net realized and unrealized gain (loss)	32,779	1,188		6,319	1,139	(4,507)	625
Net increase (decrease) in net assets from operations	$66,225	$12,240		$8,260	$2,407	$(3,281)	$(235)

(a) Income from affiliated investments	$367	$27		$60	$2	$9	$16
(b) Net of foreign capital gain taxes.

See accompanying Notes to Financial Statements.

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(b)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Investment income
Dividends (a)	$4	$1,224	$11	$90	$4,349	$1,647
Foreign taxes withheld	—	(48)	(2)	—	(17)	(2)
Net interest (amortization)	117	(2,007)	3,050	6,281	3,533	—
Securities lending (a)	—	—	1	—	36	13
Total investment income	121	(831)	3,060	6,371	7,901	1,658

Expenses
Advisory fees	104	1,810	348	1,168	2,691	315
Administrative fees	26	319	131	185	576	86
12b-1 fees	35	426	174	246	769	115
Legal fees	1	10	3	6	17	3
Trustee fees	2	23	6	14	35	6
Chief compliance officer fees	1	6	2	4	10	2
Dividends or interest on securities sold short	—	516	—	—	—	—
Short holdings borrowing fees	—	169	5	—	—	—
Other expenses	5	5	—	3	5	—
Total expenses	174	3,284	669	1,626	4,103	527
Expense waived by Adviser	—	—	—	(307)	(68)	—
Net expenses	174	3,284	669	1,319	4,035	527
Net investment income (loss)	(53)	(4,115)	2,391	5,052	3,866	1,131

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(18)	(24,058)	1,854	(11,849)	(2,268)	(2,625)
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	240	(252)	—	—
Foreign currency related items	—	—	(327)	16	(3)	—
Futures contracts	2,964	—	(46)	(6,374)	—	—
Written option contracts	—	—	48	—	333	—
Investment securities sold short	—	18,058	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	2	3
Net change in unrealized appreciation (depreciation) on:
Investments	88	17,833	8,125	24,390	39,275	3,942
OTC swap agreements	—	—	581	(905)	—	—
Foreign currency related items	—	—	(12)	(2)	(3)	—
Futures contracts and centrally cleared swap agreements	182	—	43	(3,061)	—	—
Written option contracts	—	—	177	—	(961)	—
Investment securities sold short	—	(1,504)	—	—	—	—
Net realized and unrealized gain (loss)	3,216	10,329	10,683	1,963	36,375	1,320
Net increase (decrease) in net assets from operations	$3,163	$6,214	$13,074	$7,015	$40,241	$2,451

(a) Income from affiliated investments	$3	$25	$1	$13	$231	$14
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund
Investment income
Dividends (a)	$1,374	$140	$10,261
Foreign taxes withheld	—	(8)	(1,024)
Interest	—	—	—
Securities lending	16	25	180
Total investment income	1,390	157	9,417

Expenses
Advisory fees	521	195	3,293
Administrative fees	112	36	618
12b-1 fees	149	49	823
Legal fees	3	1	19
Trustee fees	8	2	40
Chief compliance officer fees	2	1	11
Dividends or interest on securities sold short	—	—	—
Short holdings borrowing fees	—	—	—
Other expenses	2	2	9
Total expenses	797	286	4,813
Expense waived by Adviser	(5)	—	—
Net expenses	792	286	4,813
Net investment income (loss)	598	(129)	4,604

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,244)	(2,230)	(6,687)
Affiliated investments	—	—	—
Swap agreements	—	—	—
Foreign currency related items	—	(5)	(40)
Futures contracts	—	—	—
Written option contracts	—	—	—
Investment securities sold short	—	—	—
Brokerage commissions recaptured	4	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	12,110	35,883	29,955
OTC swap agreements	—	—	—
Foreign currency related items	—	—	(63)
Futures contracts and centrally cleared swap agreements	—	—	—
Written option contracts	—	—	—
Investment securities sold short	—	—	—
Net realized and unrealized gain (loss)	9,870	33,648	23,165
Net increase (decrease) in net assets from operations	$10,468	$33,519	$27,769

(a) Income from affiliated investments	$23	$27	$226
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (a)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$786	$1,827	$1,331	$(110)	$3,336	$148
Net realized gain (loss)	(1,136)	(3,288)	(3,359)	1,232	(15,727)	1,987
Net change in unrealized appreciation (depreciation)	3,455	7,675	5,867	2,274	12,502	462
Net increase (decrease) in net assets from operations	3,105	6,214	3,839	3,396	111	2,597
Share transactions(1)
Proceeds from sale of shares	24,768	48,582	27,660	8,239	28,664	6,276
Cost of shares redeemed	(9,500)	(20,593)	(12,445)	(15,042)	(88,408)	(8,009)
Change in net assets from share transactions	15,268	27,989	15,215	(6,803)	(59,744)	(1,733)
Change in net assets	18,373	34,203	19,054	(3,407)	(59,633)	864
Net assets beginning of period	81,690	190,999	144,077	36,758	457,024	82,665
Net assets end of period	$100,063	$225,202	$163,131	$33,351	$397,391	$83,529
Undistributed (excess of distributions over) net investment income (loss)	$2,102	$4,802	$3,412	$(508)	$15,874	$312

(1) Share transactions
Shares sold	2,258	4,161	2,311	4,059	3,035		769
Shares tendered in reverse share split (d)	—	—	—	(18,101)	—		—
Shares redeemed	(866)	(1,767)	(1,050)	(8,563)	(9,347)		(978)
Change in shares	1,392	2,394	1,261	(22,605)	(6,312)		(209)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$25,133	$56,723	$47,854	$2,638 (b)	$657,828	(c)	$7,595
Proceeds from sales of securities	13,048	34,728	35,742	1,454 (b)	673,207	(c)	9,379
Securities sold short covers	—	—	—	—	355,774	(c)	—
Securities sold short proceeds	—	—	—	—	378,218	(c)	—

(a)         Consolidated Statement of Changes in Net Assets.

(b)         Amounts include $1,520 and $791 of purchases and sales, respectively, of U.S. Government Securities.

(c)          Amounts include U.S. Government Securities purchases of $254,535, sales of $237,689, covers of securities sold short of $256,151 and proceeds from securities sold short of $252,032.

(d)         As of close of business on May 6, 2016, the Fund implemented a reverse share split, which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

	JNL/ DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$33,446	$11,052	$1,941	$1,268	$1,226	$(860)
Net realized gain (loss)	(4,505)	(30,094)	(2,610)	3,909	(5,866)	6,222
Net change in unrealized appreciation (depreciation)	37,284	31,282	8,929	(2,770)	1,359	(5,597)
Net increase (decrease) in net assets from operations	66,225	12,240	8,260	2,407	(3,281)	(235)
Share transactions(1)
Proceeds from sale of shares	996,247	25,988	20,314	14,828	28,009	17,900
Cost of shares redeemed	(243,165)	(59,618)	(20,262)	(45,808)	(45,802)	(27,298)
Change in net assets from share transactions	753,082	(33,630)	52	(30,980)	(17,793)	(9,398)
Change in net assets	819,307	(21,390)	8,312	(28,573)	(21,074)	(9,633)
Net assets beginning of period	1,773,484	464,738	96,086	157,104	123,226	228,687
Net assets end of period	$2,592,791	$443,348	$104,398	$128,531	$102,152	$219,054
Undistributed (excess of distributions over) net investment income (loss)	$74,796	$32,782	$5,159	$4,828	$2,325	$3,301

(1) Share transactions
Shares sold	92,362		2,737	1,772	1,296	2,437	1,754
Shares redeemed	(22,525)		(6,272)	(1,785)	(4,067)	(3,986)	(2,673)
Change in shares	69,837		(3,535)	(13)	(2,771)	(1,549)	(919)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$882,253	(a)	$179,465	$11,521	$33,234	$25,762	$102,346	(c)
Proceeds from sales of securities	135,700	(a)	187,947 (b)	9,924	63,924	32,115	178,358	(c)

(a)  Amounts include $506,453 and $58,085 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $17,095 of sales of U.S. Government Securities.

(c)  Amounts include $80,937 and $178,358 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Operations
Net investment income (loss)	$(53)	$(4,115)	$2,391	$5,052	$3,866	$1,131
Net realized gain (loss)	2,946	(6,000)	1,769	(18,459)	(1,936)	(2,622)
Net change in unrealized appreciation (depreciation)	270	16,329	8,914	20,422	38,311	3,942
Net increase (decrease) in net assets from operations	3,163	6,214	13,074	7,015	40,241	2,451
Share transactions(1)
Proceeds from sale of shares	19,450	16,138	211,233	41,628	426,299	8,235
Cost of shares redeemed	(42,079)	(78,918)	(38,025)	(170,038)	(60,940)	(16,665)
Change in net assets from share transactions	(22,629)	(62,780)	173,208	(128,410)	365,359	(8,430)
Change in net assets	(19,466)	(56,566)	186,282	(121,395)	405,600	(5,979)
Net assets beginning of period	49,912	461,453	118,556	301,088	650,959	122,699
Net assets end of period	$30,446	$404,887	$304,838	$179,693	$1,056,559	$116,720
Undistributed (excess of distributions over) net investment income (loss)	$(353)	$(11,426)	$6,071	$17,733	$6,294	$2,301

(1) Share transactions
Shares sold	3,003	1,658	19,047		4,553	35,084	609
Shares tendered in reverse share split (d)	(2,503)	—	—		—	—	—
Shares redeemed	(6,773)	(8,104)	(3,447)		(18,726)	(5,119)	(1,252)
Change in shares	(6,273)	(6,446)	15,600		(14,173)	29,965	(643)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$6,638	$146,597	$275,981	(c)	$77,735	$472,891	$29,960
Proceeds from sales of securities	22,917 (b)	193,112	131,174	(c)	204,663	163,949	36,642
Securities sold short covers	—	66,649	—		—	—	—
Securities sold short proceeds	—	69,358	—		—	—	—

(a)         Consolidated Statement of Changes in Net Assets.

(b)         Amounts include $1,600 of sales of U.S. Government Securities.

(c)          Amounts include $125,180 and $110,925 of purchases and sales, respectively, of U.S. Government Securities.

(d)         As of close of business on May 6, 2016, the Fund implemented a reverse share split, which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$598	$(129)	$4,604
Net realized gain (loss)	(2,240)	(2,235)	(6,727)
Net change in unrealized appreciation (depreciation)	12,110	35,883	29,892
Net increase (decrease) in net assets from operations	10,468	33,519	27,769
Share transactions(1)
Proceeds from sale of shares	6,210	29,497	163,491
Cost of shares redeemed	(5,888)	(9,609)	(42,306)
Change in net assets from share transactions	322	19,888	121,185
Change in net assets	10,790	53,407	148,954
Net assets beginning of period	148,248	26,796	803,784
Net assets end of period	$159,038	$80,203	$952,738
Undistributed (excess of distributions over) net investment income (loss)	$1,498	$(102)	$5,464

(1) Share transactions
Shares sold	548	5,667	14,933
Shares tendered in reverse share split (b)	—	(5,980)	—
Shares redeemed	(519)	(1,799)	(3,979)
Change in shares	29	(2,112)	10,954
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$13,648	$25,959	$185,078
Proceeds from sales of securities	13,093	7,102	96,274

(a)   Consolidated Statement of Changes in Net Assets.

(b)   As of close of business on May 6, 2016, the Fund implemented a reverse share split, which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund (a)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$1,238	$2,854	$2,037	$(1,517)	$8,466	$166
Net realized gain (loss)	2,108	8,380	8,971	(8,667)	2,573	6,774
Net change in unrealized appreciation (depreciation)	(3,446)	(12,104)	(11,891)	256	(19,010)	(11,562)
Net increase (decrease) in net assets from operations	(100)	(870)	(883)	(9,928)	(7,971)	(4,622)
Distributions to shareholders
From net investment income	(764)	(1,672)	(1,430)	(15,043)	(23,142)	—
From net realized gain	(543)	(2,424)	(2,615)	(18,506)	(3,347)	(30,316)
Total distributions to shareholders	(1,307)	(4,096)	(4,045)	(33,549)	(26,489)	(30,316)
Share transactions(1)
Proceeds from sale of shares	47,140	91,670	65,483	132,138	166,216	20,523
Proceeds in connection with acquisition	—	—	—	—	15,824	—
Reinvestment of distributions	1,307	4,096	4,045	33,549	26,489	30,316
Cost of shares redeemed	(16,571)	(20,082)	(25,594)	(260,992)	(98,534)	(26,451)
Change in net assets from share transactions	31,876	75,684	43,934	(95,305)	109,995	24,388
Change in net assets	30,469	70,718	39,006	(138,782)	75,535	(10,550)
Net assets beginning of year	51,221	120,281	105,071	175,540	381,489	93,215
Net assets end of year	$81,690	$190,999	$144,077	$36,758	$457,024	$82,665
Undistributed (excess of distributions over) net investment income (loss)	$1,316	$2,975	$2,081	$(398)	$12,538	$164

(1) Share transactions
Shares sold	4,206	7,580	5,171	13,591	16,105	1,586
Shares issued in connection with acquisition	—	—	—	—	1,525	—
Reinvestment of distributions	118	345	329	22,516	2,756	3,497
Shares redeemed	(1,476)	(1,661)	(2,024)	(27,683)	(9,653)	(2,034)
Change in shares	2,848	6,264	3,476	8,424	10,733	3,049

(a)  Consolidated Statement of Changes of Net Assets.

See accompanying Notes to Financial Statements.

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$47,686	$19,962	$3,067	$3,562	$1,177	$(2,084)
Net realized gain (loss)	(9,977)	9,147	(3,407)	8,643	4,019	6,317
Net change in unrealized appreciation (depreciation)	(17,181)	(21,258)	(8,706)	(20,209)	(192)	442
Net increase (decrease) in net assets from operations	20,528	7,851	(9,046)	(8,004)	5,004	4,675
Distributions to shareholders
From net investment income	(23,913)	(28,903)	(1,687)	(2,914)	(863)	(4,083)
From net realized gain	—	—	(795)	(1,956)	—	(3)
Total distributions to shareholders	(23,913)	(28,903)	(2,482)	(4,870)	(863)	(4,086)
Share transactions(1)
Proceeds from sale of shares	728,429	136,510	109,415	86,961	76,845	79,129
Proceeds in connection with acquisition	—	—	—	—	—	—
Reinvestment of distributions	23,913	28,903	2,482	4,870	863	4,086
Cost of shares redeemed	(195,791)	(99,793)	(61,645)	(169,777)	(82,484)	(47,743)
Change in net assets from share transactions	556,551	65,620	50,252	(77,946)	(4,776)	35,472
Change in net assets	553,166	44,568	38,724	(90,820)	(635)	36,061
Net assets beginning of year	1,220,318	420,170	57,362	247,924	123,861	192,626
Net assets end of year	$1,773,484	$464,738	$96,086	$157,104	$123,226	$228,687
Undistributed (excess of distributions over) net investment income (loss)	$41,350	$21,730	$3,218	$3,560	$1,099	$4,161

(1) Share transactions
Shares sold	67,497	13,462	9,173	7,073	6,315	7,864
Shares issued in connection with acquisition	—	—	—	—	—	—
Reinvestment of distributions	2,243	3,033	223	413	72	402
Shares redeemed	(18,177)	(9,923)	(5,464)	(14,002)	(6,823)	(4,722)
Change in shares	51,563	6,572	3,932	(6,516)	(436)	3,544

See accompanying Notes to Financial Statements.

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Operations
Net investment income (loss)	$(832)	$(12,547)	$3,380	$12,819	$2,326	$1,180
Net realized gain (loss)	(36,361)	8,575	(704)	(7,846)	10,532	5,553
Net change in unrealized appreciation (depreciation)	3,832	(13,017)	(4,571)	(17,684)	(2,217)	(4,701)
Net increase (decrease) in net assets from operations	(33,361)	(16,989)	(1,895)	(12,711)	10,641	2,032
Distributions to shareholders
From net investment income	—	(5,231)	(2,324)	(11,466)	(94)	(588)
From net realized gain	—	—	—	—	(1,094)	(3,137)
Total distributions to shareholders	—	(5,231)	(2,324)	(11,466)	(1,188)	(3,725)
Share transactions(1)
Proceeds from sale of shares	48,316	95,510	123,387	50,499	608,899	30,634
Proceeds in connection with acquisition	—	65,802	—	—	—	64,322
Reinvestment of distributions	—	5,231	2,324	11,466	1,188	3,725
Cost of shares redeemed	(144,993)	(119,621)	(91,447)	(92,329)	(81,511)	(35,752)
Change in net assets from share transactions	(96,677)	46,922	34,264	(30,364)	528,576	62,929
Change in net assets	(130,038)	24,702	30,045	(54,541)	538,029	61,236
Net assets beginning of year	179,950	436,751	88,511	355,629	112,930	61,463
Net assets end of year	$49,912	$461,453	$118,556	$301,088	$650,959	$122,699
Undistributed (excess of distributions over) net investment income (loss)	$(300)	$(7,311)	$3,680	$12,681	$2,428	$1,170

(1) Share transactions
Shares sold	7,275	9,217	11,111	5,180	51,689	2,131
Shares issued in connection with acquisition	—	6,268	—	—	—	4,833
Reinvestment of distributions	—	524	217	1,256	98	263
Shares redeemed	(21,917)	(11,670)	(8,253)	(9,589)	(6,903)	(2,550)
Change in shares	(14,642)	4,339	3,075	(3,153)	44,884	4,677

(a)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund (a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$900	$(189)	$1,094
Net realized gain (loss)	(2,230)	(14,316)	1,652
Net change in unrealized appreciation (depreciation)	(1,360)	7,211	32,274
Net increase (decrease) in net assets from operations	(2,690)	(7,294)	35,020
Distributions to shareholders
From net investment income	(279)	(997)	(189)
From net realized gain	(522)	—	—
Total distributions to shareholders	(801)	(997)	(189)
Share transactions(1)
Proceeds from sale of shares	81,550	28,281	601,312
Proceeds in connection with acquisition	—	—	—
Reinvestment of distributions	801	997	189
Cost of shares redeemed	(13,416)	(75,638)	(66,476)
Change in net assets from share transactions	68,935	(46,360)	535,025
Change in net assets	65,444	(54,651)	569,856
Net assets beginning of year	82,804	81,447	233,928
Net assets end of year	$148,248	$26,796	$803,784
Undistributed (excess of distributions over) net investment income (loss)	$900	$27	$860

(1) Share transactions
Shares sold	7,117	6,959	56,507
Shares issued in connection with acquisition	—	—	—
Reinvestment of distributions	70	299	17
Shares redeemed	(1,157)	(17,215)	(6,005)
Change in shares	6,030	(9,957)	50,519

(a)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (Decrease) from Investment Operations						Distributions from							Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(b)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period		Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL Tactical ETF Conservative Fund(e)

06/30/2016	$10.94		$0.10		$0.26		$0.36		$—		$—		$11.30		3.29%	$100,063	15%	0.67%		1.12%		1.77%
12/31/2015	11.09		0.23		(0.19)		0.04		(0.11)		(0.08)		10.94		0.28	81,690	151	0.73		1.14		2.01
12/31/2014	11.01		0.18		0.27		0.45		(0.09)		(0.28)		11.09		4.03	51,221	85	0.92		1.22		1.65
12/31/2013	10.34		0.14		0.54		0.68		—		(0.01)		11.01		6.60	37,509	124	0.92		1.22		1.27
12/31/2012*	10.00		0.17		0.27		0.44		(0.08)		(0.02)		10.34		4.40	17,867	59	0.96		1.26		1.87

JNL Tactical ETF Moderate Fund(e)

06/30/2016	11.67		0.10		0.24		0.34		—		—		12.01		2.91	225,202	17	0.67		1.12		1.78
12/31/2015	11.91		0.23		(0.20)		0.03		(0.11)		(0.16)		11.67		0.15	190,999	138	0.73		1.14		1.91
12/31/2014	11.84		0.19		0.35		0.54		(0.08)		(0.39)		11.91		4.53	120,281	88	0.92		1.22		1.55
12/31/2013	10.42		0.15		1.28		1.43		—		(0.01)		11.84		13.71	88,092	149	0.92		1.22		1.36
12/31/2012*	10.00		0.20		0.33		0.53		(0.09)		(0.02)		10.42		5.32	24,683	54	0.96		1.26		2.22

JNL Tactical ETF Growth Fund(e)

06/30/2016	12.06		0.11		0.18		0.29		—		—		12.35		2.40	163,131	24	0.67		1.12		1.78
12/31/2015	12.41		0.21		(0.20)		0.01		(0.13)		(0.23)		12.06		0.00	144,077	142	0.74		1.15		1.68
12/31/2014	12.41		0.19		0.38		0.57		(0.08)		(0.49)		12.41		4.56	105,071	105	0.92		1.22		1.54
12/31/2013	10.49		0.16		1.78		1.94		—		(0.02)		12.41		18.48	74,997	172	0.92		1.22		1.35
12/31/2012*	10.00		0.22		0.41		0.63		(0.10)		(0.04)		10.49		6.28	22,321	99	0.96		1.26		2.39

JNL/AQR Risk Parity Fund(j)

06/30/2016	11.68	(l)	(0.04	)(l)	1.38	(l)	1.34	(l)	—		—		13.02		11.47	33,351	13	1.12		1.22		(0.68)
12/31/2015	83.87	(l)	(0.83	)(l)	(6.53	)(l)	(7.36	)(l)	(29.07	)(l)	(35.76	)(l)	11.68	(k)(l)	(10.31)	36,758	73	1.12		1.27		(1.10)
12/31/2014	80.50	(l)	(0.40	)(l)	6.85	(l)	6.45	(l)	—		(3.08	)(l)	83.87	(l)	7.95	175,540	17	1.13		1.33		(0.47)
12/31/2013^	80.00	(l)	(0.24	)(l)	0.74	(l)	0.50	(l)	—		—		80.50	(l)	0.60	311,716	69	1.14		1.34		(1.00)

JNL/BlackRock Global Long Short Credit Fund

06/30/2016	9.51		0.07		(0.06)		0.01		—		—		9.52		0.11	397,391	220	2.32	(f)	2.32	(f)	1.58
12/31/2015	10.22		0.20		(0.33)		(0.13)		(0.51)		(0.07)		9.51		(1.35)	457,024	240	1.96	(f)	1.96	(f)	1.91
12/31/2014	10.10		0.20		(0.08)		0.12		—		—		10.22		1.19	381,489	223	2.19	(f)	2.19	(f)	1.95
12/31/2013‡	10.00		0.05		0.05		0.10		—		—		10.10		1.00	413,201	164	1.84	(f)	1.84	(f)	0.78

JNL/DFA U.S. Micro Cap Fund

06/30/2016	8.30		0.01		0.25		0.26		—		—		8.56		3.13	83,529	9	1.17		1.17		0.37
12/31/2015	13.48		0.03		(0.48)		(0.45)		—		(4.73)		8.30	(k)	(4.84)	82,665	21	1.20		1.20		0.20
12/31/2014	14.39		(0.01)		0.28		0.27		—		(1.18)		13.48		2.05	93,215	19	1.27		1.27		(0.06)
12/31/2013	10.11		(0.01)		4.42		4.41		(0.07)		(0.06)		14.39		43.64	178,330	15	1.27		1.27		(0.10)
12/31/2012†	10.00		0.06		0.05		0.11		—		—		10.11		1.10	135,711	3	1.31		1.31		2.12

JNL/DoubleLine Total Return Fund

06/30/2016	10.65		0.16		0.16		0.32		—		—		10.97		3.00	2,592,791	7	0.83		0.84		3.03
12/31/2015	10.62		0.35		(0.17)		0.18		(0.15)		—		10.65		1.69	1,773,484	17	0.83		0.88		3.28
12/31/2014	10.00		0.33		0.32		0.65		(0.03)		—		10.62		6.49	1,220,318	14	0.85		0.97		3.18
12/31/2013^	10.00		0.07		(0.07)		0.00		—		—		10.00		0.00	549,321	17	0.85		0.97		2.27

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

06/30/2016	9.54		0.24		0.03		0.27		—		—		9.81		2.83	443,348	47	1.40	(f)	1.42	(f)	4.99
12/31/2015	9.97		0.43		(0.23)		0.20		(0.63)		—		9.54		2.01	464,738	78	1.44	(f)	1.44	(f)	4.22
12/31/2014	9.52		0.32		0.13		0.45		—		—		9.97		4.73	420,170	91	1.59	(f)	1.59	(f)	3.26
12/31/2013‡	10.00		0.06		(0.54)		(0.48)		—		—		9.52		(4.80)	399,531	106	1.62	(f)	1.62	(f)	0.96

See accompanying Notes to Financial Statements.

			Increase (Decrease) from Investment Operations						Distributions from							Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(b)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period		Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Epoch Global Shareholder Yield Fund

06/30/2016	$10.95		$0.22		$0.74		$0.96		$—		$—		$11.91		8.77%	$104,398	10%	1.07%		1.07%		4.01%
12/31/2015	11.83		0.37		(0.96)		(0.59)		(0.20)		(0.09)		10.95		(4.99)	96,086	62	1.09		1.09		3.14
12/31/2014	11.36		0.46		0.23		0.69		(0.00	)(h)	(0.22)		11.83		6.05	57,362	12	1.17		1.17		3.83
12/31/2013	10.58		0.39		2.06		2.45		(0.37)		(1.30)		11.36		23.33	33,916	110	1.17		1.17		3.26
12/31/2012*	10.00		0.27		0.45		0.72		(0.14)		—		10.58		7.15	25,991	15	1.21		1.21		2.90
JNL/FAMCO Flex Core Covered Call Fund

06/30/2016	11.59		0.11		0.22		0.33		—		—		11.92		2.85	128,531	18	0.97		0.97		1.87
12/31/2015	12.35		0.21		(0.60)		(0.39)		(0.22)		(0.15)		11.59		(3.21)	157,104	53	1.01		1.01		1.72
12/31/2014	11.35		0.18		0.82		1.00		(0.00	)(h)	—		12.35		8.84	247,924	53	1.07		1.07		1.52
12/31/2013	10.20		0.20		1.10		1.30		(0.14)		(0.01)		11.35		12.71	77,663	106	1.07		1.07		1.83
12/31/2012*	10.00		0.20		0.08		0.28		(0.08)		—		10.20		2.84	28,691	162	1.11		1.11		2.13
JNL/Lazard International Strategic Equity Fund

06/30/2016	11.85		0.12		(0.43)		(0.31)		—		—		11.54		(2.62)	102,152	23	1.17		1.17		2.07
12/31/2015	11.43		0.11		0.40		0.51		(0.09)		—		11.85		4.41	123,226	63	1.20		1.20		0.91
12/31/2014	11.60		0.12		(0.28)		(0.16)		—		(0.01)		11.43		(1.42)	123,861	40	1.27		1.27		1.02
12/31/2013‡	10.00		0.00		1.60		1.60		—		—		11.60		16.00	39,055	39	1.27		1.27		0.02
JNL/Neuberger Berman Currency Fund

06/30/2016	10.14		(0.04)		0.02		(0.02)		—		—		10.12		(0.20)	219,054	0	1.07		1.07		(0.78)
12/31/2015	10.13		(0.10)		0.29		0.19		(0.18)		(0.00	)(h)	10.14		1.89	228,687	0	1.10		1.10		(0.97)
12/31/2014	9.80		(0.11)		0.44		0.33		—		—		10.13		3.37	192,626	0	1.17		1.17		(1.09)
12/31/2013	10.10		(0.11)		(0.08)		(0.19)		(0.11)		(0.00	)(h)	9.80		(1.91)	164,891	69	1.17		1.17		(1.07)
12/31/2012†	10.00		(0.03)		0.13		0.10		—		—		10.10		1.00	225,986	25	1.21		1.21		(1.09)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(j)

06/30/2016	11.61	(l)	(0.02	)(l)	1.49	(l)	1.47	(l)	—		—		13.08		12.76	30,446	7	1.00		1.00		(0.30)
12/31/2015	15.49	(l)	(0.09	)(l)	(3.79	)(l)	(3.88	)(l)	—		—		11.61	(l)	(25.06)	49,912	13	1.01		1.01		(0.63)
12/31/2014¥	20.00	(l)	(0.10	)(l)	(4.41	)(l)	(4.51	)(l)	—		—		15.49	(l)	(22.60)	179,950	49	1.07		1.07		(0.80)
JNL/Nicholas Convertible Arbitrage Fund

06/30/2016	9.76		(0.09)		0.25		0.16		—		—		9.92		1.64	404,887	39	1.54	(f)	1.54	(f)	(1.93)
12/31/2015	10.17		(0.28)		(0.02)		(0.30)		(0.11)		—		9.76		(2.96)	461,453	113	1.59	(f)	1.59	(f)	(2.70)
12/31/2014	10.55		(0.42)		0.30		(0.12)		(0.08)		(0.18)		10.17		(1.07)	436,751	116	1.84	(f)	1.84	(f)	(3.98)
12/31/2013	10.26		(0.25)		0.59		0.34		(0.00	)(h)	(0.05)		10.55		3.35	238,456	150	1.88	(f)	1.88	(f)	(2.39)
12/31/2012*	10.00		(0.36)		0.62		0.26		—		—		10.26		2.60	204,528	139	2.50	(f)	2.50	(f)	(3.99)
JNL/PIMCO Credit Income Fund

06/30/2016	10.62		0.15		0.62		0.77		—		—		11.39		7.25	304,838	73	0.77		0.77		2.74
12/31/2015	10.94		0.29		(0.39)		(0.10)		(0.22)		—		10.62		(0.95)	118,556	145	0.81		0.81		2.65
12/31/2014	10.17		0.23		0.54		0.77		(0.00	)(h)	—		10.94		7.61	88,511	100	0.87		0.87		2.16
12/31/2013	10.54		0.17		(0.35)		(0.18)		(0.19)		(0.00	)(h)	10.17		(1.70)	52,473	103	0.97		0.97		1.67
12/31/2012*	10.00		0.16		0.51		0.67		(0.11)		(0.02)		10.54		6.68	33,519	79	1.01		1.01		1.71
JNL/PPM America Long Short Credit Fund

06/30/2016	8.99		0.18		0.13		0.31		—		—		9.30		3.45	179,693	34	1.07		1.32		4.11
12/31/2015	9.70		0.37		(0.73)		(0.36)		(0.35)		—		8.99		(3.74)	301,088	60	1.10		1.35		3.86
12/31/2014	10.17		0.32		(0.47)		(0.15)		(0.17)		(0.15)		9.70		(1.43)	355,629	94	1.42		1.42		3.10
12/31/2013‡	10.00		0.19		(0.02)		0.17		—		—		10.17		1.70	394,352	92	1.42		1.42		2.83
JNL/T. Rowe Price Capital Appreciation Fund

06/30/2016	11.88		0.06		0.52		0.58		—		—		12.46		4.88	1,056,559	24	1.05	(g)	1.07		1.01
12/31/2015	11.38		0.10		0.42		0.52		(0.00	)(h)	(0.02)		11.88		4.60	650,959	69	1.03	(g)	1.08		0.87
12/31/2014	10.51		0.09		1.13		1.22		(0.06)		(0.29)		11.38		11.63	112,930	82	1.03	(g)	1.17		0.79
12/31/2013^	10.00		0.02		0.52		0.54		(0.03)		(0.00	)(h)	10.51		5.45	39,085	11	1.03		1.16		0.79

See accompanying Notes to Financial Statements.

			Increase (Decrease) from Investment Operations						Distributions from							Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(b)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations		Net Investment Income		Net Realized Gain on Investment Transactions		Net Asset Value, End of Period		Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/The Boston Company Equity Income Fund

06/30/2016	$13.70		$0.13		$0.21		$0.34		$—		$—		$14.04		2.48%	$116,720	26%	0.92%	0.92%	1.97%
12/31/2015	14.36		0.21		(0.44)		(0.23)		(0.07)		(0.36)		13.70		(1.72)	122,699	70	0.94	0.94	1.47
12/31/2014	13.38		0.17		1.32		1.49		(0.01)		(0.50)		14.36		11.07	61,463	47	1.02	1.02	1.21
12/31/2013	10.70		0.18		3.76		3.94		(0.14)		(1.12)		13.38		36.82	37,852	102	1.02	1.02	1.43
12/31/2012*	10.00		0.21		0.64		0.85		(0.12)		(0.03)		10.70		8.49	16,670	45	1.06	1.06	2.28
JNL/The London Company Focused U.S. Equity Fund

06/30/2016	11.13		0.04		0.74		0.78		—		—		11.91		7.01	159,038	9	1.06	1.07	0.80
12/31/2015	11.35		0.09		(0.25)		(0.16)		(0.02)		(0.04)		11.13		(1.42)	148,248	27	1.05	1.09	0.77
12/31/2014	10.97		0.07		0.31		0.38		(0.00	)(h)	(0.00	)(h)	11.35		3.52	82,804	14	1.06	1.17	0.66
12/31/2013^	10.00		0.02		0.95		0.97		—		—		10.97		9.70	7,239	3	1.06	1.17	0.52
JNL/Van Eck International Gold Fund(i)

06/30/2016	6.23	(l)	(0.02	)(l)	6.14	(l)	6.12	(l)	—		—		12.35		98.55	80,203	15	1.17	1.17	(0.53)
12/31/2015	8.78	(l)	(0.04	)(l)	(2.27	)(l)	(2.31	)(l)	(0.24	)(l)	—		6.23	(l)	(26.59)	26,796	37	1.22	1.22	(0.45)
12/31/2014	9.38	(l)	(0.07	)(l)	(0.50	)(l)	(0.57	)(l)	(0.03	)(l)	—		8.78	(l)	(6.13)	81,447	55	1.27	1.27	(0.62)
12/31/2013	18.04	(l)	(0.04	)(l)	(8.60	)(l)	(8.64	)(l)	(0.02	)(l)	—		9.38	(l)	(47.90)	116,757	33	1.29	1.29	(0.31)
12/31/2012†	20.00	(l)	(0.04	)(l)	(1.92	)(l)	(1.96	)(l)	—		—		18.04	(l)	(9.80)	98,607	1	1.31	1.31	(0.72)
JNL/WCM Focused International Equity Fund

06/30/2016	11.02		0.06		0.27		0.33		—		—		11.35		2.99	952,738	12	1.17	1.17	1.12
12/31/2015	10.42		0.03		0.57		0.60		(0.00	)(h)	—		11.02		5.78	803,784	26	1.18	1.18	0.28
12/31/2014	10.52		0.02		(0.12)		(0.10)		—		(0.00	)(h)	10.42		(0.94)	233,928	18	1.25	1.27	0.19
12/31/2013^	10.00		(0.01)		0.53		0.52		—		—		10.52		5.20	8,511	10	1.25	1.27	(0.49)

*	Commenced operations on February 6, 2012.
†	Commenced operations on September 10, 2012.
‡	Commenced operations on April 29, 2013.
^	Commencement of Operations September 16, 2013.
¥	Commenced operations on April 28, 2014.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds’ expenses.
(f)

The ratio of net expenses and total expenses to average net assets without dividend on securities sold short, short holdings borrowing fees and interest expense was as follows for the period indicated:

	June 30, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Global Long Short Credit Fund	1.33%	1.35%	1.43%	1.42%	N/A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Net Expenses / Total Expenses (1)	1.32 / 1.34	1.36	1.43	1.43	N/A
JNL/Nicholas Convertible Arbitrage Fund	1.22	1.25	1.31	1.32	1.36%

(1) Effective January 1, 2016, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund voluntarily began waiving a portion of advisory fees.

(g)

The ratio of net expenses to average net assets for JNL/T. Rowe Price Capital Appreciation Fund includes a reimbursement of 0.01% for advisory fees waived by the sub-adviser related to advisory fees earned on an affiliated investment held by the Fund.

(h)	Amount represents less than $0.005.
(i)	Consolidated Financial Statements starting year ended December 31, 2013.
(j)	Consolidated Financial Statements since commencement of operations.
(k)	The Net Asset Value for the year ended December 31, 2015 decreased due to significant distributions paid by the Fund.
(l)

On May 6, 2016, the Fund effected a reverse share split as described in Note 10 in the Notes to the Financial Statements.  Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1.  ORGANIZATION

The Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended April 27, 2015.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust operates as a series company, and at June 30, 2016 consisted of thirty-three (33) separate funds.  Information in these financial statements pertains to twenty-one (21) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds.  Jackson is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Funds offer only one class of shares.  Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to Jackson and to other affiliated funds.  The Funds and each Fund’s Sub-Advisers are:

Fund:	Sub-Adviser(s):
JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund. The funds are collectively known as “JNL Tactical ETF Funds”.	Mellon Capital Management Corporation
JNL/AQR Risk Parity Fund	AQR Capital Management, LLC
JNL/BlackRock Global Long Short Credit Fund	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore), LLC
JNL/DFA U.S. Micro Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Total Return Fund	DoubleLine Capital LP
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Eaton Vance Management
JNL/Epoch Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
JNL/FAMCO Flex Core Covered Call Fund	Ziegler Capital Management, LLC
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	Neuberger Berman Investment Advisers LLC
JNL/Nicholas Convertible Arbitrage Fund	Nicholas Investment Partners, L.P.
JNL/PIMCO Credit Income Fund	Pacific Investment Management Company LLC
JNL/PPM America Long Short Credit Fund	PPM America, Inc.*
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
JNL/The Boston Company Equity Income Fund	The Boston Company Asset Management LLC
JNL/The London Company Focused U.S. Equity Fund	The London Company of Virginia, LLC
JNL/Van Eck International Gold Fund	Van Eck Associates Corporation
JNL/WCM Focused International Equity Fund	WCM Investment Management

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL Tactical ETF Funds, JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/The London Company Focused U.S. Equity Fund, JNL/Van Eck International Gold Fund and JNL/WCM Focused International Equity Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Advisers’ Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.  When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the account of each respective Subsidiary indicated.  Each Subsidiary is a wholly-owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral.  Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information.  Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary.  Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral.  Intercompany accounts and transactions have been eliminated.  Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund.  The summary below provides additional information (in thousands, where applicable) for each Subsidiary.

		At June 30, 2016			For the period ended June 30, 2016
	Date Subsidiary Established	Subsidiary Net Assets	Subsidiary Percentage of Fund Net Assets	Subsidiary Net Unrealized Appreciation	Subsidiary Net Investment Loss	Subsidiary Net Realized Gain	Subsidiary Net Change in Unrealized Appreciation (Depreciation)	Subsidiary Net Change in Net Assets From Operations
JNL/AQR Risk Parity Fund
JNL/AQR Risk Parity Fund Ltd.	04/23/13	$6,164	18.48%	$138	$(19)	$337	$486	$804
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.	03/07/14	5,629	18.49	657	(18)	2,964	183	3,129
JNL/Van Eck International Gold Fund
JNL/Van Eck International Gold Fund Ltd.	04/23/13	107	0.13	—	—	—	—	—

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2016 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL Tactical ETF Conservative Fund
Investment Companies	$93,822	$—	$—	$—	$93,822
Short Term Investments	7,176	—	—	3,402	10,578
Fund Total	$100,998	$—	$—	$3,402	$104,400
JNL Tactical ETF Moderate Fund
Investment Companies	$213,616	$—	$—	$—	$213,616
Short Term Investments	11,359	—	—	27,956	39,315
Fund Total	$224,975	$—	$—	$27,956	$252,931
JNL Tactical ETF Growth Fund
Investment Companies	$156,661	$—	$—	$—	$156,661
Short Term Investments	6,592	—	—	10,330	16,922
Fund Total	$163,253	$—	$—	$10,330	$173,583
JNL/AQR Risk Parity Fund
Government and Agency Obligations	$—	$12,182	$—	$—	$12,182
Short Term Investments	13,955	5,504	—	—	19,459
Fund Total	$13,955	$17,686	$—	$—	$31,641
JNL/BlackRock Global Long Short Credit Fund
Common Stocks	$2,415	$—	$—	$—	$2,415
Non-U.S. Government Agency ABS	—	51,147	1,468	—	52,615
Corporate Bonds and Notes	—	203,252	1,146	—	204,398
Government and Agency Obligations	—	38,749	—	—	38,749
Preferred Stocks	302	1,188	—	—	1,490
Purchased Options	260	155	—	—	415
Variable Rate Senior Loan Interests	—	40,063	2,902	—	42,965
Short Term Investments	43,147	103,975	—	—	147,122
Fund Total	$46,124	$438,529	$5,516	$—	$490,169
JNL/DFA U.S. Micro Cap Fund
Common Stocks	$83,171	$—	$—	$—	$83,171
Short Term Investments	7,548	—	—	—	7,548
Fund Total	$90,719	$—	$—	$—	$90,719
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$1,042,803	$—	$—	$1,042,803
Government and Agency Obligations	—	1,319,046	—	—	1,319,046
Short Term Investments	280,463	—	—	—	280,463
Fund Total	$280,463	$2,361,849	$—	$—	$2,642,312
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks
Iceland	$4,785	$2,796	$—	$—	$7,581
Singapore	—	3,332	—	—	3,332
Corporate Bonds and Notes	—	8,482	1,510	—	9,992
Government and Agency Obligations	4,780	329,062	—	—	333,842
Purchased Options	—	3,897	—	—	3,897
Variable Rate Senior Loan Interests	—	—	7,724	—	7,724
Short Term Investments	24,807	37,417	—	—	62,224
Fund Total	$34,372	$384,986	$9,234	$—	$428,592

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$2,614	$1,029	$—	$—	$3,643
Consumer Staples	8,752	5,770	—	—	14,522
Energy	4,739	3,069	—	—	7,808
Financials	6,919	8,157	—	—	15,076
Health Care	4,468	3,442	—	—	7,910
Industrials	6,829	5,381	—	—	12,210
Information Technology	5,667	—	—	—	5,667
Materials	1,774	1,510	—	—	3,284
Telecommunication Services	9,286	5,904	—	—	15,190
Utilities	10,639	5,775	—	—	16,414
Short Term Investments	1,821	—	—	5,281	7,102
Fund Total	$63,508	$40,037	$—	$5,281	$108,826
JNL/FAMCO Flex Core Covered Call Fund
Common Stocks	$127,081	$—	$—	$—	$127,081
Investment Companies	3,772	—	—	—	3,772
Short Term Investments	2,936	—	—	—	2,936
Fund Total	$133,789	$—	$—	$—	$133,789
JNL/Lazard International Strategic Equity Fund
Common Stocks	$11,062	$94,313	$—	$—	$105,375
Short Term Investments	10,563	—	—	—	10,563
Fund Total	$21,625	$94,313	$—	$—	$115,938
JNL/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$80,548	$—	$—	$80,548
Short Term Investments	15,288	134,970	—	—	150,258
Fund Total	$15,288	$215,518	$—	$—	$230,806
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$5,804	$—	$—	$5,804
Corporate Bonds and Notes	—	18,002	—	—	18,002
Short Term Investments	1,817	4,198	—	—	6,015
Fund Total	$1,817	$28,004	$—	$—	$29,821
JNL/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$39,700	$—	$—	$—	$39,700
Investment Companies	2,557	—	—	—	2,557
Corporate Bonds and Notes	—	334,964	—	—	334,964
Short Term Investments	19,095	—	—	—	19,095
Fund Total	$61,352	$334,964	$—	$—	$396,316
JNL/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$6,730	$—	$—	$6,730
Corporate Bonds and Notes	—	205,788	212	—	206,000
Variable Rate Senior Loan Interests	—	8,962	—	—	8,962
Government and Agency Obligations	—	56,184	—	—	56,184
Preferred Stocks	44	301	—	—	345
Purchased Options	—	215	—	—	215
Trust Preferreds	12	—	—	—	12
Short Term Investments	—	18,293	—	6,341	24,634
Fund Total	$56	$296,473	$212	$6,341	$303,082
JNL/PPM America Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$3,584	$—	$—	$3,584
Corporate Bonds and Notes	—	112,844	—	—	112,844
Variable Rate Senior Loan Interests	—	46,180	1,445	—	47,625
Preferred Stocks	1,250	—	—	—	1,250
Investment Companies	366	—	—	—	366
Short Term Investments	3,092	—	—	—	3,092
Fund Total	$4,708	$162,608	$1,445	$—	$168,761
JNL/T. Rowe Price Capital Appreciation Fund
Common Stocks	$601,449	$10,452	$—	$—	$611,901
Preferred Stocks	9,497	—	—	—	9,497
Trust Preferreds	5,284	—	—	—	5,284
Investment Companies	1,069	—	—	—	1,069
Non-U.S. Government Agency ABS	—	1,239	—	—	1,239
Corporate Bonds and Notes	—	208,136	—	—	208,136
Variable Rate Senior Loan Interests	—	40,203	—	—	40,203
Short Term Investments	176,872	—	—	—	176,872
Fund Total	$794,171	$260,030	$—	$—	$1,054,201
JNL/The Boston Company Equity Income Fund
Common Stocks	$115,695	$—	$—	$—	$115,695
Short Term Investments	65	—	—	5,134	5,199
Fund Total	$115,760	$—	$—	$5,134	$120,894

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/The London Company Focused U.S. Equity Fund
Common Stocks	$153,348	$—	$—	$—	$153,348
Short Term Investments	5,146	—	—	2,339	7,485
Fund Total	$158,494	$—	$—	$2,339	$160,833
JNL/Van Eck International Gold Fund
Common Stocks	$66,642	$11,802	$232	$—	$78,676
Short Term Investments	3,977	—	—	5,620	9,597
Fund Total	$70,619	$11,802	$232	$5,620	$88,273
JNL/WCM Focused International Equity Fund
Common Stocks
Australia	$—	$42,684	$—	$—	$42,684
Canada	56,345	—	—	—	56,345
China	27,077	37,105	—	—	64,182
Denmark	38,102	84,880	—	—	122,982
France	—	69,784	—	—	69,784
India	29,126	—	—	—	29,126
Ireland	44,064	—	—	—	44,064
Japan	—	54,985	—	—	54,985
Mexico	16,108	—	—	—	16,108
Netherlands	33,062	—	—	—	33,062
Russian Federation	22,333	—	—	—	22,333
South Africa	—	11,332	—	—	11,332
Spain	—	14,050	—	—	14,050
Switzerland	—	70,243	—	—	70,243
Taiwan	46,322	—	—	—	46,322
United Kingdom	27,754	107,439	—	—	135,193
United States of America	58,563	—	—	—	58,563
Short Term Investments	44,599	—	—	62,052	106,651
Fund Total	$443,455	$492,502	$—	$62,052	$998,009

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(76,791)	$—	$—	$(76,791)
Government and Agency Obligations	—	(37,908)	—	—	(37,908)
	$—	$(114,699)	$—	$—	$(114,699)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(8,666)	$—	$—	$(8,666)
	$—	$(8,666)	$—	$—	$(8,666)
JNL/Nicholas Convertible Arbitrage Fund
Common Stocks	$(152,388)	$—	$—	$—	$(152,388)
Investment Companies	(4,000)	—	—	—	(4,000)
	$(156,388)	$—	$—	$—	$(156,388)

	Assets - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$1,015	$—	$—	$1,015
Open Forward Foreign Currency Contracts	—	384	—	384
OTC Total Return Swap Agreements	—	60	—	60
Fund Total	$1,015	$444	$—	$1,459
JNL/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$22	$—	$—	$22
Open Forward Foreign Currency Contracts	—	1,574	—	1,574
Centrally Cleared Interest Rate Swap Agreements	—	7	—	7
OTC Credit Default Swap Agreements	—	686	—	686
Centrally Cleared Credit Default Swap Agreements	—	255	—	255
OTC Contracts for Difference	—	39	—	39
OTC Total Return Swap Agreements	—	24	—	24
Fund Total	$22	$2,585	$—	$2,607
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$16	$—	$—	$16
Open Forward Foreign Currency Contracts	—	9,080	—	9,080
OTC Interest Rate Swap Agreements	—	2,252	—	2,252
Centrally Cleared Interest Rate Swap Agreements	—	5,839	—	5,839
OTC Credit Default Swap Agreements	—	1,958	—	1,958
Centrally Cleared Credit Default Swap Agreements	—	11	—	11
Fund Total	$16	$19,140	$—	$19,156
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$11,633	$—	$11,633
Fund Total	$—	$11,633	$—	$11,633

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$1,239	$—	$—	$1,239
Fund Total	$1,239	$—	$—	$1,239
JNL/PIMCO Credit Income Fund
Open Forward Foreign Currency Contracts	$—	$572	$—	$572
OTC Interest Rate Swap Agreements	—	72	—	72
Centrally Cleared Interest Rate Swap Agreements	—	96	—	96
OTC Credit Default Swap Agreements	—	217	—	217
Centrally Cleared Credit Default Swap Agreements	—	305	—	305
Fund Total	$—	$1,262	$—	$1,262
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$103	$—	$—	$103
OTC Credit Default Swap Agreements	—	112	—	112
Fund Total	$103	$112	$—	$215
JNL/Van Eck International Gold Fund
Open Forward Foreign Currency Contracts	$—	$10	$—	$10
Fund Total	$—	$10	$—	$10

	Liabilities - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$(151)	$—	$—	$(151)
Open Forward Foreign Currency Contracts	—	(35)	—	(35)
OTC Total Return Swap Agreements	—	(1)	—	(1)
Fund Total	$(151)	$(36)	$—	$(187)
JNL/BlackRock Global Long Short Credit Fund
Written Options	$(24)	$(90)	$—	$(114)
Exchange Traded Futures Options	(11)	—	—	(11)
Open Futures Contracts	(1,072)	—	—	(1,072)
Open Forward Foreign Currency Contracts	—	(288)	—	(288)
Centrally Cleared Interest Rate Swap Agreements	—	(444)	—	(444)
OTC Credit Default Swap Agreements	—	(1,643)	—	(1,643)
Centrally Cleared Credit Default Swap Agreements	—	(74)	—	(74)
OTC Contracts for Difference	—	(153)	—	(153)
OTC Total Return Swap Agreements	—	(288)	—	(288)
Fund Total	$(1,107)	$(2,980)	$—	$(4,087)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(829)	$—	$(829)
Open Futures Contracts	(1,083)	—	—	(1,083)
Open Forward Foreign Currency Contracts	—	(13,990)	—	(13,990)
OTC Interest Rate Swap Agreements	—	(720)	—	(720)
Centrally Cleared Interest Rate Swap Agreements	—	(172)	—	(172)
OTC Credit Default Swap Agreements	—	(2,231)	—	(2,231)
Centrally Cleared Credit Default Swap Agreements	—	(383)	—	(383)
Fund Total	$(1,083)	$(18,325)	$—	$(19,408)
JNL/FAMCO Flex Core Covered Call Fund
Written Options	$(5,190)	$—	$—	$(5,190)
Fund Total	$(5,190)	$—	$—	$(5,190)
JNL/Lazard International Strategic Equity Fund
Open Forward Foreign Currency Contracts	$—	$(9)	$—	$(9)
Fund Total	$—	$(9)	$—	$(9)
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(16,771)	$—	$(16,771)
Fund Total	$—	$(16,771)	$—	$(16,771)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	(583)	—	—	(583)
Fund Total	$(583)	$—	$—	$(583)
JNL/PIMCO Credit Income Fund
Written Options	$(6)	$(238)	$—	$(244)
Open Futures Contracts	(168)	—	—	(168)
Open Forward Foreign Currency Contracts	—	(579)	—	(579)
OTC Interest Rate Swap Agreements	—	(35)	—	(35)
Centrally Cleared Interest Rate Swap Agreements	—	(413)	—	(413)
OTC Credit Default Swap Agreements	—	(196)	—	(196)
Fund Total	$(174)	$(1,462)	$—	$(1,636)
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$(2,841)	$—	$—	$(2,841)
OTC Credit Default Swap Agreements	—	(376)	—	(376)
Fund Total	$(2,841)	$(376)	$—	$(3,217)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Liabilities - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Capital Appreciation Fund
Written Options	$—	$(4,099)	$—	$(4,099)
Fund Total	$—	$(4,099)	$—	$(4,099)

(1)    Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

(2)    All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2016.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	$5,254	$4,258

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2016.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equities – 102%, U.S. corporate fixed income – 102%, U.S. government fixed income – 102%, international equities – 105%, international corporate fixed income – 105%, sovereign fixed income – 102%, and asset backed investments – 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, or in other market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC.  The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at

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value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  Certain Funds receive non-cash collateral in the form of securities, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements.”  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date.  Certain repurchase agreements used to settle short sale transactions have no stated maturity and can be terminated by either party at any time.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements or delivered to the counterparty.  In certain repurchase agreements, the Fund takes possession of the underlying debt obligation.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Net interest earned on repurchase agreements is recorded as interest income and net fees paid to the seller are recorded as short holdings borrowing fees.  In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as interest expense to the Fund.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements

June 30, 2016

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2016, were as follows:  JNL/BlackRock Global Long Short Credit Fund, $2,325 and 0.00%, respectively, for 9 days outstanding.  The Fund did not have any reverse repurchase agreements outstanding on June 30, 2016.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar or treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or treasury roll transaction.  During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or treasury securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The JNL/PIMCO Credit Income Fund had treasury roll transactions during the period.  The average daily balance (in thousands) and weighted average interest rate for treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2016 were $7,852 and 0.14%, respectively, for 155 days outstanding.  The Fund did not have any treasury roll transactions outstanding on June 30, 2016.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities - Certain Funds may invest in fixed-income securities which are convertible into common stock.  Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  Traditionally, convertible

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securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities.  By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock.  A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

NOTE 5.  INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and due to brokers and counterparties for deposits in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties.  The ISDA Master

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Notes to Financial Statements

June 30, 2016

Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash, in most circumstances, equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination.  Cash margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker.  Cash collateral held at the prime broker is reflected in Cash set aside at prime broker in the Statements of Assets and Liabilities.  In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”).  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement.  The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between

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Notes to Financial Statements

June 30, 2016

the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark, floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate and floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event.)

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2016, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Contracts for Difference - Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract.  The Fund entered into CFDs where the underlying instrument was a specified security.  The Fund can take either a short or long position on the underlying instrument.  CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.   There is no expiration date to the contract, but a CFD is typically terminated by the buyer.  A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract.  If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk.  The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2016.  Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2016.  For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table.  (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2016.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/AQR Risk Parity Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Risk Parity Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments	$73	$94	$—	$19	$186
Forward foreign currency contracts	—	—	384	—	384
Unrealized appreciation on OTC swap agreements	—	60	—	—	60
	$73	$154	$384	$19	$630
Liabilities:
Variation margin on financial derivative instruments	$93	$1	$—	$2	$96
Forward foreign currency contracts	—	—	35	—	35
Unrealized depreciation on OTC swap agreements	—	1	—	—	1
	$93	$2	$35	$2	$132
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$(30)	$(123)	$—	$—	$(153)
Foreign currency related items	—	—	(334)	—	(334)
Futures contracts	367	(61)	—	1,327	1,633
	$337	$(184)	$(334)	$1,327	$1,146
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$32	$78	$—	$—	$110
Foreign currency related items	—	—	620	—	620
Futures contracts and centrally cleared swap agreements	454	(85)	—	830	1,199
	$486	$(7)	$620	$830	$1,929

JNL/AQR Risk Parity Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$60	$(1)	$—	$59	$—	$—
CIT	384	(35)	—	349	—	—
Derivatives eligible for offset	$444	$(36)	$—	$408
Derivatives not eligible for offset	186				$—	$—
	$630
Derivative Liabilities by Counterparty*
BOA	$1	$(1)	$—	$—	$10	$—
CIT	35	(35)	—	—	70	—
Derivatives eligible for offset	$36	$(36)	$—	$—
Derivatives not eligible for offset	96				$1,217	$—
	$132

JNL/AQR Risk Parity Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$47,755	$20,513	$—	$—	$1,851

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/BlackRock Global Long Short Credit Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, as a means of risk management and/or hedging and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts to obtain exposure to or hedge changes in security prices and interest rates, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.  The Fund entered into credit default swap agreements to obtain credit exposure, as a substitute for investment in physical securities, to speculate on changes in credit quality and used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.  The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as a substitute for investment in physical securities.  The Fund entered into contracts for differences to obtain short exposure and as a substitute for investment in physical securities.

JNL/BlackRock Global Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$88	$218	$67	$42	$415
Variation margin on financial derivative instruments	26	—	—	31	57
Forward foreign currency contracts	—	—	1,574	—	1,574
Unrealized appreciation on OTC swap agreements	686	63	—	—	749
OTC swap premiums paid	2,999	—	—	—	2,999
	$3,799	$281	$1,641	$73	$5,794
Liabilities:
Variation margin on financial derivative instruments	$81	$94	$—	$51	$226
Options written, at value	90	14	—	10	114
Forward foreign currency contracts	—	—	288	—	288
Unrealized depreciation on OTC swap agreements	1,643	347	—	94	2,084
OTC swap premiums received	2,269	—	—	—	2,269
	$4,083	$455	$288	$155	$4,981
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$(156)	$(386)	$(329)	$(386)	$(1,257)
Swap agreements	(2,352)	(531)	—	(392)	(3,275)
Foreign currency related items	—	—	(3,593)	—	(3,593)
Futures contracts	—	(29)	—	(1,231)	(1,260)
Written option contracts	72	(141)	5	(201)	(265)
	$(2,436)	$(1,087)	$(3,917)	$(2,210)	$(9,650)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$3	$(205)	$(21)	$(61)	$(284)
OTC swap agreements	2,328	(480)	—	(179)	1,669
Foreign currency related items	—	—	3,666	—	3,666
Futures contracts and centrally cleared swap agreements	147	31	—	(1,438)	(1,260)
Written option contracts	(10)	38	—	4	32
	$2,468	$(616)	$3,645	$(1,674)	$3,823

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/BlackRock Global Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP†	$59	$(59)	$—	$—	$—	$—
BCL	106	(75)	—	31	—	—
BNP	32	(32)	—	—	—	—
BOA	65	(65)	—	—	—	—
CGM	812	(145)	—	667	—	—
CIT	182	(182)	—	—	—	—
CSI	64	(22)	—	42	—	—
DUB	708	(164)	—	544	—	—
GSB	12	—	—	12	—	—
GSC	201	(201)	—	—	—	—
GSI	23	—	—	23	—	—
JPM	211	(211)	—	—	—	—
MSC	3	(3)	—	—	—	—
Derivatives eligible for offset	$2,478	$(1,159)	$—	$1,319
Derivatives not eligible for offset	3,316				$—	$—
	$5,794
Derivative Liabilities by Counterparty*
BBP†	$148	$(59)	$—	$89	$—	$—
BCL	75	(75)	—	—	—	—
BNP	111	(32)	—	79	—	—
BOA	412	(65)	(150)	197	150	—
CGM	145	(145)	—	—	—	—
CIT	664	(182)	—	482	—	—
CSI	22	(22)	—	—	500	—
DUB	164	(164)	—	—	—	—
GSC	233	(201)	—	32	—	—
JPM	360	(211)	(149)	—	580	—
MLP	12	—	—	12	—	—
MSC	22	(3)	—	19	—	—
SSB	94	—	—	94	—	—
Derivatives eligible for offset	$2,462	$(1,159)	$(299)	$1,004
Derivatives not eligible for offset	2,519				$1,959	$—
	$4,981

JNL/BlackRock Global Long Short Credit Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Contracts for Difference Agreements
Average monthly volume	$864	$40,288	$254,265	$24,307	$188,694	$9,230	$3,210

†       Some ISDA Master Agreements may contain a set-off provision allowing the Fund to offset a net amount payable by the Fund upon a default of its counterparty with amounts due to the Fund under another contract with the same counterparty.  Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.  For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty.  The insolvency regimes of many jurisdictions do, however, generally permit set off of simultaneous payables and receivables under certain types of financial contracts between the same legal entities upon a default of one of the entities, regardless of the existence of a contractual set off right in those contracts.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investments strategy and to take a position on expectations of volatility of a reference entity.  The Fund entered into futures contracts to obtain exposure to or hedge changes in security prices, interest and foreign currency rates, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management and/or hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into cross-currency swap agreements to obtain directional exposure to currencies and as a means of risk management and/or hedging.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$—	$1,013	$2,884	$—	$3,897
Variation margin on financial derivative instruments	1	—	—	171	172
Forward foreign currency contracts	—	—	9,080	—	9,080
Unrealized appreciation on OTC swap agreements	1,958	—	—	2,252	4,210
OTC swap premiums paid	8,431	—	—	—	8,431
	$10,390	$1,013	$11,964	$2,423	$25,790
Liabilities:
Variation margin on financial derivative instruments	$41	$107	$—	$43	$191
Options written, at value	—	—	829	—	829
Forward foreign currency contracts	—	—	13,990	—	13,990
Unrealized depreciation on OTC swap agreements	2,231	—	—	720	2,951
OTC swap premiums received	3,303	—	—	—	3,303
	$5,575	$107	$14,819	$763	$21,264
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(242)	$(1,012)	$203	$(1,051)
Swap agreements	(1,962)	—	(647)	(2,965)	(5,574)
Foreign currency related items	—	—	(11,843)	—	(11,843)
Futures contracts	—	(1,775)	—	(5,666)	(7,441)
Written option contracts	—	—	1,113	150	1,263
	$(1,962)	$(2,017)	$(12,389)	$(8,278)	$(24,646)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$(242)	$(1,124)	$(77)	$(1,443)
OTC swap agreements	550	—	793	4,624	5,967
Foreign currency related items	—	—	(6,614)	—	(6,614)
Futures contracts and centrally cleared swap agreements	(372)	(33)	—	3,955	3,550
Written option contracts	—	—	(136)	(81)	(217)
	$178	$(275)	$(7,081)	$8,421	$1,243

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNP	$2,532	$(2,532)	$—	$—	$—	$2,223
BOA	212	(212)	—	—	—	—
CGM	301	(301)	—	—	—	—
CIT	178	(178)	—	—	—	—
DUB	2,710	(2,710)	—	—	—	—
GSC	4,040	(3,240)	—	800	—	—
GSI	1,282	(1,282)	—	—	—	4,370
JPM	1,321	(942)	(379)	—	1,100	—
MSC	406	(111)	—	295	—	—
SCB	4,205	(3,325)	(880)	—	1,780	—
Derivatives eligible for offset	$17,187	$(14,833)	$(1,259)	$1,095
Derivatives not eligible for offset	8,603				$—	$—
	$25,790
Derivative Liabilities by Counterparty*
BNP	$3,186	$(2,532)	$—	$654	$—	$—
BOA	626	(212)	(357)	57	—	357
CGM	763	(301)	(462)	—	—	1,135
CIT	271	(178)	—	93	—	—
DUB	3,635	(2,710)	(925)	—	—	1,173
GSC	3,240	(3,240)	—	—	—	—
GSI	1,671	(1,282)	—	389	—	—
JPM	942	(942)	—	—	—	28
MSC	111	(111)	—	—	—	371
SCB	3,325	(3,325)	—	—	—	—
Derivatives eligible for offset	$17,770	$(14,833)	$(1,744)	$1,193
Derivatives not eligible for offset	3,494				$4,477	$1,656
	$21,264

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$4,908	$134,484	$1,036,527	$737,361	$3,665	$202,083	$—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PIMCO Credit Income Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, inflation and foreign currencies, to generate income, to take a position on expectations of volatility of a reference entity and as a substitute for investment in physical securities.  The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Credit Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$215	$215
Variation margin on financial derivative instruments	262	—	—	21	283
Forward foreign currency contracts	—	—	572	—	572
Unrealized appreciation on OTC swap agreements	217	—	—	72	289
OTC swap premiums paid	130	—	—	—	130
	$609	$—	$572	$308	$1,489
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$9	$9
Options written, at value	28	—	32	184	244
Forward foreign currency contracts	—	—	579	—	579
Unrealized depreciation on OTC swap agreements	196	—	—	35	231
OTC swap premiums received	821	—	—	22	843
	$1,045	$—	$611	$250	$1,906
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$(4)	$(4)
Swap agreements	300	—	—	(60)	240
Foreign currency related items	—	—	(300)	—	(300)
Futures contracts	—	—	—	(46)	(46)
Written option contracts	32	—	—	16	48
	$332	$—	$(300)	$(94)	$(62)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$(41)	$(41)
OTC swap agreements	405	—	—	176	581
Foreign currency related items	—	—	(20)	—	(20)
Futures contracts and centrally cleared swap agreements	490	—	—	(447)	43
Written option contracts	29	—	66	82	177
	$924	$—	$46	$(230)	$740

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PIMCO Credit Income Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
ANZ	$10	$(1)	$—	$9	$—	$—
BCL	35	(35)	—	—	—	—
BNP	27	(27)	—	—	—	—
BOA	111	(67)	—	44	—	—
CGM	3	(3)	—	—	—	—
CIT	388	(70)	(318)	—	370	—
CSI	13	(1)	—	12	—	—
DUB	72	(47)	(10)	15	10	—
GSC	139	(91)	—	48	—	—
JPM	42	(42)	—	—	—	—
MSC	165	(130)	—	35	—	—
MSS	2	(2)	—	—	—	—
SCB	43	(43)	—	—	—	—
UBS	26	(26)	—	—	—	—
Derivatives eligible for offset	$1,076	$(585)	$(328)	$163
Derivatives not eligible for offset	413				$—	$—
	$1,489
Derivative Liabilities by Counterparty*
ANZ	$1	$(1)	$—	$—	$—	$—
BBP	20	—	(20)	—	—	285
BCL	45	(35)	—	10	—	—
BNP	71	(27)	(44)	—	—	337
BOA	67	(67)	—	—	—	—
CGM	5	(3)	—	2	—	—
CIT	70	(70)	—	—	—	—
CSI	1	(1)	—	—	—	—
DUB	47	(47)	—	—	—	—
GSB	14	—	—	14	—	—
GSC	91	(91)	—	—	—	—
GSI	23	—	—	23	—	—
JPM	68	(42)	—	26	—	—
MSC	130	(130)	—	—	—	—
MSS	2	(2)	—	—	—	—
SCB	102	(43)	—	59	—	—
UBS	291	(26)	(265)	—	—	324
Derivatives eligible for offset	$1,048	$(585)	$(329)	$134
Derivatives not eligible for offset	858				$1,398	$2,391
	$1,906

JNL/PIMCO Credit Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$566	$52,603	$35,114	$11,543	$122,650	$—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/PPM America Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest and foreign currency rates.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure and as a substitute for investment in physical securities.

JNL/PPM America Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Assets:
Variation margin on financial derivative instruments	$—	$—	$10	$133	$143
Unrealized appreciation on OTC swap agreements	112	—	—	—	112
OTC swap premiums paid	1,446	—	—	—	1,446
	$1,558	$—	$10	$133	$1,701
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$27	$27
Unrealized depreciation on OTC swap agreements	376	—	—	—	376
OTC swap premiums received	1,160	—	—	—	1,160
	$1,536	$—	$—	$27	$1,563
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Swap agreements	$(252)	$—	$—	$—	$(252)
Foreign currency related items	—	—	(6)	—	(6)
Futures contracts	(155)	—	—	(6,219)	(6,374)
	$(407)	$—	$(6)	$(6,219)	$(6,632)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(905)	$—	$—	$—	$(905)
Futures contracts and centrally cleared swap agreements	—	—	12	(3,073)	(3,061)
	$(905)	$—	$12	$(3,073)	$(3,966)

JNL/PPM America Long Short Credit Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
CIT	$—	$—	$—	$—	$—	$1,174
JPM	112	(112)	—	—	—	—
Derivatives eligible for offset	$112	$(112)	$—	$—
Derivatives not eligible for offset	1,589				$—	$—
	$1,701
Derivative Liabilities by Counterparty*
CGM	$88	$—	$—	$88	$—	$—
CIT	—	—	—	—	510	—
CSI	19	—	—	19	—	—
JPM	269	(112)	—	157	—	—
Derivatives eligible for offset	$376	$(112)	$—	$264
Derivatives not eligible for offset	1,187				$1,633	$—
	$1,563

JNL/PPM America Long Short Credit Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$129,391	$—	$—	$55,286	$—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy.  The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:
Liabilities:
Options written, at value	$—	$4,099	$—	$—	$4,099
	$—	$4,099	$—	$—	$4,099
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(2)	$—	$(2)
Written option contracts	—	333	—	—	333
	$—	$333	$(2)	$—	$331
Net change in unrealized appreciation (depreciation) on:
Written option contracts	$—	$(961)	$—	$—	$(961)
	$—	$(961)	$—	$—	$(961)

JNL/T. Rowe Price Capital Appreciation Fund- Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
CGM	$2,529	$—	$—	$2,529	$—	$—
CIT	3	—	—	3	—	—
DUB	1,139	—	—	1,139	—	—
JPM	156	—	—	156	—	—
MSC	104	—	—	104	—	—
RBC	168	—	—	168	—	—
Derivatives eligible for offset	$4,099	$—	$—	$4,099

JNL/T. Rowe Price Capital Appreciation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$2,036	$—	$1,487	$—	$—	$—

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Neuberger Berman Currency Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
DUB	$1,475	$(687)	$—	$788	$—	$—
GSC	1,318	(1,318)	—	—	—	—
RBC	2,542	(735)	—	1,807	—	—
SGB	2,640	(2,640)	—	—	—	—
SSB	3,658	(3,658)	—	—	—	—
Derivatives eligible for offset	$11,633	$(9,038)	$—	$2,595
Derivative Liabilities by Counterparty*
DUB	$687	$(687)	$—	$—	$—	$—
GSC	3,039	(1,318)	—	1,721	—	—
RBC	735	(735)	—	—	—	—
SGB	7,367	(2,640)	—	4,727	—	—
SSB	4,943	(3,658)	—	1,285	—	—
Derivatives eligible for offset	$16,771	$(9,038)	$—	$7,733

(1)         The derivative instruments outstanding as of June 30, 2016, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2016, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

(2)         Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3)         Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4)         Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5)         Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6)         For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7)         Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

*                 Counterparties are defined on page 101 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative instrument during the period is as follows:  JNL/FAMCO Flex Core Covered Call Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy.  JNL/Epoch Global Shareholder Yield Fund, JNL/Lazard International Strategic Equity Fund, JNL/Van Eck International Gold Fund and JNL/WCM Focused International Equity Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies.  Due to the number of days between the foreign currency contract’s trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.  JNL/Neuberger Berman Currency Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy.  JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund entered into futures contracts as a substitute for investment in physical securities and as an efficient means of obtaining exposure to certain markets as part of its investment strategy.

The derivative instruments outstanding as of June 30, 2016, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2016, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.  For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Options Purchased and Written	Cost of Forward Foreign Currency Contracts
JNL/Epoch Global Shareholder Yield Fund	$—	$—	$94
JNL/FAMCO Flex Core Covered Call Fund	—	4,192	—
JNL/Lazard International Strategic Equity Fund	—	—	1,021
JNL/Neuberger Berman Currency Fund	—	—	1,506,037
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	36,509	—	—
JNL/Van Eck International Gold Fund	—	—	346
JNL/WCM Focused International Equity Fund	—	—	2,203

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

				Securities
			Futures Contracts	Sold Short		Repurchase Agreements
	Prime Broker	Counterparties	Pledged or Segregated Securities	Pledged or Segregated Securities	Pledged Cash	Segregated Securities	Pledged or Segregated Cash
JNL/BlackRock Global Long Short Credit Fund	N/A	BCL,CGM,CSI,RBC	$—	$—	$—	$591	$490
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	N/A	GSC	4,197	—	—	—	—
JNL/Nicholas Convertible Arbitrage Fund	UBS	N/A	—	62,009	156,388	—	—

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”).  Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities.  Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility.  Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Interest Rate Risk - When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fix-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk - Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment.  Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk - Certain Funds may invest in securities issued by companies located in Russia.  The U.S. Government and other governments have placed sanctions on Russia.  When sanctions are placed on a country, the Fund may experience limitations on its investments, including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country.  Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities.  Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk - A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Recent Market Event - The June 24, 2016 exit vote passed by the UK to withdraw from the European Union (“EU”) created uncertainty in the broader European economic, regulatory, tax and political environment.  EU membership provides for the freedom of movement of goods, services, capital and people between members in the EU.  At the time the UK formally submits a notice of withdrawal, official separation will likely take approximately two years.  Within this time frame, there will be ongoing uncertainty surrounding exit negotiations involving trade, business, and legal agreements between the UK and continental Europe.  This uncertainty will likely lead to increased market volatility in the UK and European markets.  Additionally, future monetary policy by the U.S. Government and banks, foreign governments and central banks may also be impacted by this event, and as a result, the interest rate environment and certain currency markets may also experience volatility.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (b-billions)		Administrative Fee (b-billions)
	$0 to $1b	Over $1b	$0 to $3b	Over $3b
JNLTactical ETF Conservative Fund	0.75%	0.70%	0.15%	0.13%
JNL Tactical ETF Moderate Fund	0.75	0.70	0.15	0.13
JNL Tactical ETF Growth Fund	0.75	0.70	0.15	0.13
JNL/AQR Risk Parity Fund	0.85	0.80	0.15	0.13
JNL/BlackRock Global Long Short Credit Fund	0.95	0.90	0.15	0.13
JNL/DFA U.S. Micro Cap Fund	0.80	0.75	0.15	0.13
JNL/DoubleLine Total Return Fund	0.50	0.45	0.15	0.13
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	0.95	0.90	0.15	0.13
JNL/Epoch Global Shareholder Yield Fund	0.70	0.65	0.15	0.13
JNL/FAMCO Flex Core Covered Call Fund	0.60	0.55	0.15	0.13
JNL/Lazard International Strategic Equity Fund	0.80	0.75	0.15	0.13
JNL/Neuberger Berman Currency Fund	0.70	0.65	0.15	0.13
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	0.60	0.55	0.15	0.13
JNL/Nicholas Convertible Arbitrage Fund	0.85	0.80	0.15	0.13
JNL/PIMCO Credit Income Fund	0.40	0.35	0.15	0.13
JNL/PPM America Long Short Credit Fund	0.95	0.90	0.15	0.13
JNL/T. Rowe Price Capital Appreciation Fund	0.70	0.65	0.15	0.13
JNL/The Boston Company Equity Income Fund	0.55	0.50	0.15	0.13
JNL/The London Company Focused U.S. Equity Fund	0.70	0.65	0.15	0.13
JNL/Van Eck International Gold Fund	0.80	0.75	0.15	0.13
JNL/WCM Focused International Equity Fund	0.80	0.75	0.15	0.13

Fee Waiver - Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds.  None of the waived advisory fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL Tactical ETF Conservative Fund	0.45%
JNL Tactical ETF Moderate Fund	0.45
JNL Tactical ETF Growth Fund	0.45
JNL/AQR Risk Parity Fund	0.10
JNL/DoubleLine Total Return Fund(1)	0.00
JNL/PPM America Long Short Credit Fund	0.25
JNL/T. Rowe Price Capital Appreciation Fund(2)	0.00
JNL/The London Company Focused U.S. Equity Fund(3)	0.00

(1)Prior to April 25, 2016, the Fund’s contractual fee waiver was 0.02%.

(2)Prior to April 25, 2016, the Fund’s contractual fee waiver was 0.03%.

(3)Prior to April 25, 2016, the Fund’s contractual fee waiver was 0.01%.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	0.05% on net assets between $250 million - $1 billion

Distribution Fees - The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC ( “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

rate of 0.20% of the average daily net assets of the Fund, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2016, certain Funds invested in the JNL Money Market Fund, which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund, which are affiliates of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL Tactical ETF Conservative Fund	$2,209	$7,176	$4
JNL Tactical ETF Moderate Fund	4,165	11,359	6
JNL Tactical ETF Growth Fund	1,969	6,592	3
JNL/AQR Risk Parity Fund	3,500	3,500	5
JNL/BlackRock Global Long Short Credit Fund	101,147	43,147	78
JNL/DFA U.S. Micro Cap Fund	299	161	1
JNL/DoubleLine Total Return Fund	188,761	280,463	367
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	40,000	24,111	27
JNL/Epoch Global Shareholder Yield Fund	1,952	1,821	4
JNL/FAMCO Flex Core Covered Call Fund	1,788	2,936	2
JNL/Lazard International Strategic Equity Fund	6,554	6,872	9
JNL/Neuberger Berman Currency Fund	8,404	8,552	16
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,128	1,817	3
JNL/Nicholas Convertible Arbitrage Fund	26,086	19,095	25
JNL/PPM America Long Short Credit Fund	20,166	3,092	13
JNL/T. Rowe Price Capital Appreciation Fund	5,115	4,516	7
JNL/The Boston Company Equity Income Fund	2,283	65	1
JNL/The London Company Focused U.S. Equity Fund	5,147	5,146	7
JNL/Van Eck International Gold Fund	622	3,870	2
JNL/WCM Focused International Equity Fund	24,006	44,599	46

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Capital Appreciation Fund	$118,716	$155,918	$201

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2016.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Value End of Period
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	$1,032	$23	$—	$23	$—	$1,069

NOTE 9.  BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 3,

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

2016, the Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 3, 2016, the amount available under the facility was $450,000,000. The Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a participating fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Funds pay an annual fee of 0.15% of the available commitments.  These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other participating funds based on each fund’s net assets as a percentage of the participating funds’ total net assets. Prior to June 3, 2016, the Funds paid an annual fee of 0.10% of the available commitments which was allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating funds’ total net assets.  During the period, the participating funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee.  The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 10.  REVERSE SHARE SPLIT

As of close of business on May 6, 2016, JNL/AQR Risk Parity Fund implemented an 8 for 1 reverse share split and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund and JNL/Van Eck International Gold Fund each implemented a 2 for 1 reverse share split. The reverse share splits effectively decreased the number of shares outstanding for each Fund. As a result, shareholders’ accounts reflect fewer shares with a higher NAV per share. While the number of shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments were affected. Per share data in the financial highlights prior to May 6, 2016, has been retroactively adjusted to give effect to the reverse share split.

NOTE 11.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends.  Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash.  Each Fund has the intent to continue to comply with tax provisions pertaining to RICs and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consents and other distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2015, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
JNL/BlackRock Global Long Short Credit Fund	$5,142	$10,358	$15,500
JNL/DoubleLine Total Return Fund	5,684	—	5,684
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,305	—	1,305
JNL/Epoch Global Shareholder Yield Fund	3,161	—	3,161
JNL/Nicholas Convertible Arbitrage Fund	13,105	—	13,105
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	35	49	84
JNL/PIMCO Credit Income Fund	1,134	197	1,331
JNL/PPM America Long Short Credit Fund	2,010	14,279	16,289
JNL/The London Company Focused U.S. Equity Fund	2,230	—	2,230
JNL/Van Eck International Gold Fund	16,140	47,310	63,450

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL Tactical ETF Conservative Fund	$103,567	$1,631	$(798)	$833
JNL Tactical ETF Moderate Fund	253,469	4,102	(4,640)	(538)
JNL Tactical ETF Growth Fund	175,795	2,549	(4,761)	(2,212)
JNL/AQR Risk Parity Fund	31,632	99	(90)	9

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2016

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Long Short Credit Fund
Long Investments	$500,662	$6,017	$(16,510)	$(10,493)
Short Investments	110,122	77	(4,654)	(4,577)
JNL/DFA U.S. Micro Cap Fund	84,009	18,419	(11,709)	6,710
JNL/DoubleLine Total Return Fund	2,597,127	63,335	(18,150)	45,185
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	424,713	15,915	(12,036)	3,879
JNL/Epoch Global Shareholder Yield Fund	106,530	7,855	(5,559)	2,296
JNL/FAMCO Flex Core Covered Call Fund	123,227	14,592	(4,030)	10,562
JNL/Lazard International Strategic Equity Fund	113,642	9,402	(7,106)	2,296
JNL/Neuberger Berman Currency Fund	230,798	14	(6)	8
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	29,820	14	(13)	1
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	411,352	22,503	(37,539)	(15,036)
Short Investments	165,682	21,317	(12,023)	9,294
JNL/PIMCO Credit Income Fund	298,047	7,346	(2,311)	5,035
JNL/PPM America Long Short Credit Fund	172,876	5,249	(9,364)	(4,115)
JNL/T. Rowe Price Capital Appreciation Fund	1,013,875	52,257	(11,931)	40,326
JNL/The Boston Company Equity Income Fund	116,149	10,562	(5,817)	4,745
JNL/The London Company Focused U.S. Equity Fund	149,172	16,173	(4,512)	11,661
JNL/Van Eck International Gold Fund	72,602	17,787	(2,116)	15,671
JNL/WCM Focused International Equity Fund	938,987	89,253	(30,231)	59,022

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL Tactical ETF Conservative Fund	$1,101	$206
JNL Tactical ETF Moderate Fund	3,216	880
JNL Tactical ETF Growth Fund	3,189	856
JNL/AQR Risk Parity Fund	27,829	5,720
JNL/BlackRock Global Long Short Credit Fund	26,232	257
JNL/DFA U.S. Micro Cap Fund	616	29,700
JNL/DoubleLine Total Return Fund	23,913	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	28,903	—
JNL/Epoch Global Shareholder Yield Fund	1,969	513
JNL/FAMCO Flex Core Covered Call Fund	4,813	57
JNL/Lazard International Strategic Equity Fund	863	—
JNL/Neuberger Berman Currency Fund	4,086	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	—
JNL/Nicholas Convertible Arbitrage Fund	5,231	—
JNL/PIMCO Credit Income Fund	2,324	—
JNL/PPM America Long Short Credit Fund	11,466	—
JNL/T. Rowe Price Capital Appreciation Fund	1,090	98
JNL/The Boston Company Equity Income Fund	1,616	2,109
JNL/The London Company Focused U.S. Equity Fund	740	61
JNL/Van Eck International Gold Fund	997	—
JNL/WCM Focused International Equity Fund	189	—

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2012, 2013, 2014 and 2015 returns which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2016.

NOTE 12.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by each Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Net Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Net Expense Ratios	Expenses Paid During Period†
JNL Tactical ETF Conservative Fund	$1,000.00	$1,032.90	0.67%	$3.39	$1,000.00	$1,021.54	0.67%	$3.37

JNL Tactical ETF Moderate Fund	1,000.00	1,029.10	0.67	3.38	1,000.00	1,021.54	0.67	3.37

JNL Tactical ETF Growth Fund	1,000.00	1,024.00	0.67	3.37	1,000.00	1,021.54	0.67	3.37

JNL/AQR Risk Parity Fund	1,000.00	1,114.70	1.12	5.89	1,000.00	1,019.29	1.12	5.62

JNL/BlackRock Global Long Short Credit Fund	1,000.00	1,001.10	2.32	11.54	1,000.00	1,013.34	2.32	11.61

JNL/DFA U.S. Micro Cap Fund	1,000.00	1,031.30	1.17	5.91	1,000.00	1,019.05	1.17	5.87

JNL/DoubleLine Total Return Fund	1,000.00	1,030.00	0.83	4.19	1,000.00	1,020.75	0.83	4.17

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,000.00	1,028.30	1.40	7.06	1,000.00	1,017.89	1.40	7.02

JNL/Epoch Global Shareholder Yield Fund	1,000.00	1,087.70	1.07	5.55	1,000.00	1,019.55	1.07	5.37

JNL/FAMCO Flex Core Covered Call Fund	1,000.00	1,028.50	0.97	4.89	1,000.00	1,020.04	0.97	4.87

JNL/Lazard International Strategic Equity Fund	1,000.00	973.80	1.17	5.74	1,000.00	1,019.05	1.17	5.87

JNL/Neuberger Berman Currency Fund	1,000.00	998.00	1.07	5.32	1,000.00	1,019.54	1.07	5.37

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,000.00	1,127.60	1.00	5.29	1,000.00	1,019.91	1.00	5.02

JNL/Nicholas Convertible Arbitrage Fund	1,000.00	1,016.40	1.54	7.72	1,000.00	1,017.20	1.54	7.72

JNL/PIMCO Credit Income Fund	1,000.00	1,072.50	0.77	3.97	1,000.00	1,021.04	0.77	3.87

JNL/PPM America Long Short Credit Fund	1,000.00	1,034.50	1.07	5.41	1,000.00	1,019.53	1.07	5.37

JNL/T. Rowe Price Capital Appreciation Fund	1,000.00	1,048.80	1.05	5.35	1,000.00	1,019.64	1.05	5.27

JNL/The Boston Company Equity Income Fund	1,000.00	1,024.80	0.92	4.63	1,000.00	1,020.29	0.92	4.62

JNL/The London Company Focused U.S. Equity Fund	1,000.00	1,070.10	1.06	5.46	1,000.00	1,019.58	1.06	5.32

JNL/Van Eck International Gold Fund	1,000.00	1,985.50	1.17	8.68	1,000.00	1,019.05	1.17	5.87

JNL/WCM Focused International Equity Fund	1,000.00	1,029.90	1.17	5.91	1,000.00	1,019.05	1.17	5.87

†Expenses paid by each Fund during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES OF JACKSON VARIABLE SERIES TRUST (“TRUST”)

The Independent Trustees received the following compensation for their services during the six-month period ended June 30, 2016:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST (1)
David W. Agostine	$102,500	$0	$0	$102,500
Gregory P. Contillo	$92,500	$0	$0	$92,500
Dylan E. Taylor	$87,500	$0	$0	$87,500
Mark S. Wehrle	$94,000	$0	$0	$94,000	(2)
Scot T. Wetzel	$92,500	$0	$0	$92,500

(1) The fees paid to the Independent Trustees are paid for service on the Board of the Trust.   The fees are allocated to the Funds on a pro-rata basis based on net assets.  The total fees paid to all the Independent Trustees from the Trust are $469,000.

(2) Amount includes $18,800 deferred by Mr. Wehrle.

The Trust has not adopted any plan providing pension or retirement benefits for the Trustees.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On March 21, 2016, a special meeting (“Meeting”) of shareholders of the Fund (as noted below) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951.  The Meeting was held for the following purposes (and with the following results):

1.              To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the JNL/Mellon Capital Frontier Markets 100 Index Fund into the JNL/Mellon Capital Emerging Markets Index Fund, a series of the JNL Series Trust.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/Mellon Capital Frontier Markets 100 Index Fund	16,644,222.768	421,017.627	1,255,753.405	18,320,993.800

SUPPLEMENT DATED APRIL 29, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JACKSON VARIABLE SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the “Portfolio Managers” section for the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund in its entirety and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
Wai Lee	April 2014	Managing Director, Neuberger Berman
Hakan Kaya	April 2014	Vice President, Neuberger Berman
Thomas Sontag	April 2014	Managing Director, Neuberger Berman
David Yi Wan	April 2016	Senior Vice President, Neuberger Berman

Messrs. Lee, Kaya, and Wan are primarily responsible for the day-to-day management of the Fund’s investments in commodity-linked derivative instruments and the investments made by the Subsidiary. Mr. Sontag is primarily responsible for the day-to-day management of the Fund’s fixed income securities.

This supplement is dated April 29, 2016.

(To be used with JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16 and JMV8037BENY 04/16.)

CMV17105 04/16

SUPPLEMENT DATED JUNE 13, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JACKSON VARIABLE SERIES TRUST

Please note that the changes impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the summary prospectus section entitled “Summary Overview of Each Fund,” in the sub-section entitled “Principal Investment Strategies,” for the JNL/Nicholas Convertible Arbitrage Fund, please add the following paragraph to the end of this sub-section:

The Fund may also invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale such as Rule 144A securities. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may or may not have an active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

In the summary prospectus section entitled “Summary Overview of Each Fund,” in the sub-section entitled “Principal Risks of Investing in the Fund,” for the JNL/Nicholas Convertible Arbitrage Fund, please add the following risks:

•                  Liquidity risk — Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•                  Restricted securities risk — Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

This Supplement is dated June 13, 2016.

(To be used with JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16 and JMV8037BENY 04/16.)

CMV17356 06/16

SUPPLEMENT DATED JULY 29, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JACKSON VARIABLE SERIES TRUST

Please note that the changes impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the summary prospectus section entitled “Summary Overview of Each Fund,” in the sub-section entitled “Expenses,” for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, please delete footnote 1 to the table in its entirety and replace with the following footnote:

(1)       “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or the “Adviser”).  The amount also includes the costs associated with the Fund’s short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are 0.08%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus section entitled “Summary Overview of Each Fund,” in the sub-section entitled “Principal Risks of Investing in the Fund,” for the JNL/FAMCO Flex Core Covered Call Fund, please add the following risk:

•                  Volatility risk — The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

This Supplement is dated July 29, 2016.

(To be used with JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16 and JMV8037BENY 04/16.)

CMV17510 07/16

Jackson Variable Series Trust

1 Corporate Way

Lansing, MI 48951

CMV13471 06/16

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/DFA U.S. Micro Cap Fund, JNL/PIMCO Credit Income Fund, JNL/BlackRock Global Long Short Credit Fund, JNL/PPM America Long Short Credit Fund, JNL/DoubleLine Total Return Fund, JNL/T. Rowe Price Capital Appreciation Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2016, pursuant to §210.1212 of Regulation S-X.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/BlackRock Global Long Short Credit Fund

	Shares/Par †	Value
COMMON STOCKS - 0.6%
NETHERLANDS - 0.1%
NXP Semiconductors NV (a)	4	$318

UNITED STATES OF AMERICA - 0.5%
Apple Inc.	6	553
Microsoft Corp.	8	433
Oracle Corp.	11	432
Sabre Corp.	3	78
VMware Inc. - Class A (a)	11	601
		2,097
Total Common Stocks (cost $2,488)		2,415
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.2%
AUSTRALIA - 0.4%
Virgin Australia Trust
8.50%, 10/23/16 (c)	$468	473
7.13%, 10/23/18 (c)	755	755
6.00%, 10/23/20 (c)	359	365
		1,593
CANADA - 0.6%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (c)	350	358
5.38%, 05/15/21 (c)	347	349
5.00%, 12/15/23 (c)	1,600	1,568
		2,275
CAYMAN ISLANDS - 1.4%
ALM Loan Funding
4.09%, 04/24/24 (b) (c)	480	461
3.38%, 01/20/26 (b) (c)	250	241
ALM VI Ltd., 4.38%, 07/15/26 (b) (c)	250	232
ALM VII Ltd., 5.13%, 10/19/24 (b) (c)	325	319
Ares XXV CLO Ltd., 3.78%, 01/17/24 (b) (d)	250	246
Atlas Senior Loan Fund Ltd., 3.33%, 02/17/26 (b) (c)	350	334
BlueMountain CLO Ltd., 6.36%, 04/25/30 (b) (d), EUR	500	534
Carlyle Global Market Strategies CLO Ltd., 5.55%, 01/15/29 (b) (d), EUR	300	262
ING Investment Management Co., 3.33%, 01/18/26 (b) (c)	255	244
KKR CLO Trust, 1.78%, 07/15/25 (b) (c)	500	491
Lone Star Portfolio Trust REMIC, 6.04%, 09/15/20 (b) (c)	439	433
Madison Park Funding I Ltd., 3.39%, 10/23/25 (b) (c)	320	306
Mountain Hawk CLO Ltd., 1.79%, 07/22/24 (b) (c)	460	452
Octagon Investment Partners XVIII Ltd., 4.33%, 12/16/24 (b) (c)	250	223
OHA Credit Partners VII Ltd., 2.06%, 11/20/23 (b) (c)	315	314
RAIT Preferred Funding II Ltd. REMIC, 0.74%, 06/25/45 (b) (c)	74	71
Tyron Park CLO Ltd., 4.13%, 07/15/25 (b) (c)	500	446
		5,609
GERMANY - 0.2%
German Residential Funding Plc, 3.89%, 08/27/18 (b) (d), EUR	540	606

IRELAND - 1.8%
Adagio IV CLO Ltd., 6.65%, 10/15/29 (b) (d), EUR	100	91
ALME Loan Funding
1.24%, 08/15/27 (b) (d), EUR	395	434
4.94%, 08/15/27 (b) (d), EUR	310	294
5.69%, 08/15/27 (b) (d), EUR	250	207
ALME Loan Funding V BV, 6.00%, 07/15/29 (b) (c), EUR	250	257
Arbour CLO Ltd.
5.00%, 06/16/27 (b) (d), EUR	338	319
5.75%, 06/16/27 (b) (d), EUR	336	279
Avoca CLO XIII Ltd., 5.22%, 12/29/27 (b) (d), EUR	250	242
Avoca CLO XIV Ltd.
0.00%, 07/12/28 (d) (e), EUR	400	348
4.75%, 07/12/28 (b) (d), EUR	200	187
5.75%, 07/12/28 (b) (d), EUR	300	257
Avoca CLO XV Ltd.
0.00%, 01/15/29 (b) (d), EUR	500	460
5.03%, 01/15/29 (b) (d), EUR	590	562
6.78%, 01/15/29 (b) (d), EUR	230	202
Castle Park CLO Designated Activity Co., 6.25%, 01/15/28 (b) (d), EUR	250	225
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27 (b) (d), EUR	1,280	1,407
SMB Private Education Loan Trust, 3.50%, 03/15/26 (c)	775	748
Sorrento Park CLO Ltd., 5.99%, 11/16/27 (b) (d), EUR	250	214
St. Paul’s CLO VI DAC, 6.50%, 07/22/29 (b) (d), EUR	350	357
		7,090
ITALY - 0.2%
Arianna SPV Srl, 3.60%, 04/20/19 (d), EUR	692	778
Berica PMI, 2.14%, 05/31/57 (b) (d), EUR	135	150
		928
LUXEMBOURG - 0.3%
GRACE Mortgage Trust REMIC, 3.71%, 06/10/21 (b) (c)	205	199
Harvest CLO XI
0.00%, 03/28/29 (b) (d), EUR	985	847
4.98%, 03/28/29 (b) (d), EUR	280	289
		1,335
NETHERLANDS - 1.5%
Cadogan Square CLO VII BV, 6.00%, 05/25/29 (b) (d), EUR	200	197
Cairn CLO VI BV, 07/25/29 (b) (d), EUR	200	195
Euro-Galaxy IV CLO
3.10%, 07/30/28 (b) (d), EUR	270	273
4.25%, 07/30/28 (b) (d), EUR	365	334
6.00%, 07/30/28 (b) (d), EUR	380	327
Jubilee CDO BV, 4.95%, 01/15/24 (d), EUR	690	540
North Westerly CLO IV BV
0.00%, 01/15/26 (b) (d), EUR	528	438
1.40%, 01/15/26 (b) (d), EUR	1,950	2,157
St. Pauls CLO Ltd., 1.15%, 04/25/28 (b) (d), EUR	1,250	1,380
Tikehau CLO BV, 4.60%, 08/04/28 (b) (d), EUR	200	188
		6,029
NORWAY - 0.3%
Norwegian Air Shuttle ASA Pass-Through Trust, 7.50%, 11/10/23 (c)	1,295	1,263

TURKEY - 0.2%
Turk Hava Yollari AO, 4.20%, 03/15/27 (c)	876	832

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UNITED ARAB EMIRATES - 0.2%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (c)	806	833

UNITED KINGDOM - 0.1%
Paragon Mortgages No. 13 Plc, 0.81%, 01/15/39 (b) (d)	566	490

UNITED STATES OF AMERICA - 6.0%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (c)	2,319	2,348
6.13%, 07/15/18 (c)	1,750	1,807
6.98%, 05/23/21	605	617
CDGJ Commercial Mortgage Trust REMIC, 4.69%, 11/15/16 (b) (c)	300	293
CFCRE Commercial Mortgage Trust Interest Only REMIC, 1.94%, 05/10/58 (b)	1,874	234
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	418
Core Industrial Trust REMIC
3.98%, 02/10/22 (b) (c)	380	369
3.98%, 02/10/22 (b) (c)	360	328
Credit Acceptance Auto Loan Trust
3.04%, 01/15/19 (c)	305	307
3.76%, 01/15/19 (c)	250	250
2.61%, 01/17/23 (c)	260	260
DCP Rights LLC, 5.46%, 10/25/21 (c) (f)	264	263
Delta Air Lines Pass-Through Trust, 4.25%, 07/30/23	1,473	1,503
Flatiron CLO Ltd.
5.14%, 10/25/24 (b) (c)	250	241
2.03%, 01/17/26 (b) (c)	345	342
GAHR Commercial Mortgage Trust REMIC
3.49%, 12/15/19 (b) (c)	705	676
3.49%, 12/15/19 (b) (c)	875	806
3.49%, 12/15/19 (b) (c)	380	357
Hilton USA Trust REMIC, 4.60%, 11/05/18 (b) (c)	374	376
LB-UBS Commercial Mortgage Trust REMIC
5.99%, 06/15/38 (b)	290	290
5.48%, 02/15/40	60	60
Navient Private Education Loan Trust
2.14%, 07/15/24 (b) (c)	295	292
3.50%, 12/15/24 (c)	100	88
OneMain Financial Issuance Trust
2.43%, 08/18/17 (c)	332	332
3.19%, 01/18/18 (c)	290	293
3.85%, 01/18/18 (c)	290	285
2.57%, 10/18/18 (c)	765	765
3.10%, 01/18/19 (c)	155	152
Santander Drive Auto Receivables Trust S-4, 0.00%, 09/30/16 (d) (e) (f) (p)	—	1,205
SLM Private Education Loan Trust
2.69%, 05/15/19 (b) (c)	630	647
3.00%, 12/15/19 (c)	360	354
Springleaf Funding Trust, 3.16%, 05/15/19 (c)	475	478
United Airlines Inc. Pass-Through Trust
4.63%, 09/03/22	494	496
4.30%, 08/15/25	797	860
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,754
8.00%, 10/01/19	183	202
6.75%, 06/03/21	576	617
5.38%, 11/15/21	1,469	1,507
Wells Fargo Commercial Mortgage Trust REMIC, 3.85%, 11/15/25	370	260
		23,732
Total Non-U.S. Government Agency Asset- Backed Securities (cost $55,864)		52,615

CORPORATE BONDS AND NOTES - 51.4%
BELGIUM - 0.0%
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	121	142

CANADA - 2.6%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (c)	940	975
Air Canada, 6.75%, 10/01/19 (c)	875	906
Canadian Natural Resources Ltd.
3.80%, 04/15/24	626	618
3.90%, 02/01/25	592	586
6.25%, 03/15/38	1,130	1,230
Cenovus Energy Inc.
5.70%, 10/15/19	2,737	2,895
3.80%, 09/15/23	82	76
Concordia Healthcare Corp., 7.00%, 04/15/23 (c)	426	363
Emera Inc., 6.75%, 06/15/76 (b)	2,275	2,307
MDC Partners Inc., 6.50%, 05/01/24 (c)	146	145
Teck Resources Ltd.
8.00%, 06/01/21 (c)	85	88
8.50%, 06/01/24 (c)	84	87
		10,276
FRANCE - 0.9%
BiSoho SAS, 6.00%, 11/01/22 (b) (d), EUR	100	111
BNP Paribas Cardif SA, 4.03%, (callable at 100 beginning 11/25/25) (d) (g), EUR	500	531
Casino Guichard Perrachon SA
3.99%, 03/09/20 (h), EUR	100	123
2.80%, 08/05/26 (d) (h), EUR	300	341
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (d) (g), EUR	800	835
Lion/Seneca France 2, 7.88%, 04/15/19 (d), EUR	440	435
Numericable-SFR SA, 7.38%, 05/01/26 (c)	623	616
Total SA, 3.88%, (callable at 100 beginning 05/18/22) (d) (g), EUR	725	834
		3,826
GERMANY - 2.3%
Aroundtown Property Holdings Plc
3.00%, 05/05/20 (d) (i), EUR	1,200	1,802
3.00%, 12/09/21 (d), EUR	800	906
Commerzbank AG, 7.75%, 03/16/21, EUR	900	1,189
Deutsche Bank AG, 4.50%, 05/19/26, EUR	300	321
HSH Nordbank AG
7.25% (callable at 100 beginning 09/30/16) (g)	2,264	566
0.54%, 02/14/17 (b), EUR	1,208	1,260
0.58%, 02/14/17 (b) (d), EUR	544	567
Schaeffler Holding Finance BV
6.25%, 11/15/19 (c) (j)	200	208
5.75%, 11/15/21 (d) (j), EUR	228	271
6.75%, 11/15/22 (c) (j)	137	151
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (d), EUR	80	94
4.00%, 01/15/25 (d), EUR	655	731
6.25%, 01/15/29 (d), EUR	800	983
		9,049

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
IRELAND - 0.6%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	847
4.63%, 07/01/22	534	547
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (c)	425	432
3.88%, 05/15/21 (b) (c)	400	401
4.63%, 05/15/23 (c)	200	197
7.25%, 05/15/24 (c)	200	204
		2,628
ITALY - 1.8%
Intesa Sanpaolo SpA
7.00% (callable at 100 beginning 01/19/21) (d) (g), EUR	625	638
6.63%, 09/13/23 (d), EUR	810	1,040
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (c)	230	241
Onorato Armatori SpA, 7.75%, 02/15/23 (d), EUR	885	940
Telecom Italia Finance SA
6.13%, 11/15/16 (d) (i), EUR	200	215
7.75%, 01/24/33, EUR	510	753
Telecom Italia SpA, 3.63%, 01/19/24 (d), EUR	300	354
UniCredit SpA
6.95%, 10/31/22 (d), EUR	620	773
5.75%, 10/28/25 (d), EUR	1,735	1,993
Wind Acquisition Finance SA, 7.38%, 04/23/21 (c)	200	192
		7,139
JERSEY - 0.1%
Enterprise Funding Ltd., 3.50%, 09/10/20 (d) (i), GBP	300	298

LUXEMBOURG - 0.9%
Allied Irish Banks Plc, 4.13%, 11/26/25 (d), EUR	350	361
Altice Financing SA
6.50%, 01/15/22 (c)	350	353
7.50%, 05/15/26 (c)	200	197
APERAM, 0.63%, 07/08/21 (d) (i)	800	856
Atalaya Luxco, 11.50%, 05/30/20 (d) (f) (j) (p), EUR	1,087	1,146
Bilbao Luxembourg SA, 10.50%, 12/01/18 (d) (j), EUR	321	344
Matterhorn Telecom SA, 3.88%, 05/01/22 (d), EUR	200	214
		3,471
NETHERLANDS - 0.8%
ABN AMRO Bank NV, 5.75%, (callable at 100 beginning 09/22/20) (d) (g), EUR	700	722
Cooperatieve Rabobank U.A., 6.62%, (callable at 100 beginning 06/29/21) (d) (g), EUR	200	223
NXP BV
4.13%, 06/01/21 (c)	435	441
4.63%, 06/01/23 (c)	635	646
Petrobras Global Finance BV
8.75%, 05/23/26	350	352
6.63%, 01/16/34, GBP	420	416
Repsol International Finance BV, 4.50%, 03/25/75 (d), EUR	300	283
Sensata Technologies BV, 5.00%, 10/01/25 (c)	160	161
		3,244
PORTUGAL - 0.3%
Banco Espirito Santo SA
0.00%, 05/08/17 (a) (d) (k), EUR	400	111
0.00%, 01/15/18 (a) (d) (k), EUR	1,200	333
0.00%, 01/21/19 (a) (d) (k), EUR	2,200	610
		1,054
SPAIN - 2.7%
Banco Bilbao Vizcaya Argentaria SA
6.75% (callable at 100 beginning 02/18/20) (d) (g), EUR	400	380
7.00% (callable at 100 beginning 02/19/19) (d) (g) (i), EUR	600	572
8.87% (callable at 100 beginning 04/14/21) (d) (g) (i), EUR	200	219
9.00% (callable at 100 beginning 05/09/18) (d) (g) (i)	600	598
Banco Popular Espanol SA
8.25% (callable at 100 beginning 04/10/20) (d) (g) (i), EUR	400	378
11.50% (callable at 100 beginning 10/10/18) (d) (g) (i), EUR	700	765
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (d) (g), EUR	1,100	1,032
Bankia SA, 4.00%, 05/22/24 (d), EUR	3,200	3,348
BPE Financiaciones SA, 2.00%, 02/03/20 (d), EUR	1,200	1,300
Gas Natural Fenosa Finance BV
3.37% (callable at 100 beginning 04/24/24) (d) (g), EUR	800	791
4.12% (callable at 100 beginning 11/18/22) (d) (g), EUR	100	109
PortAventura Entertainment Barcelona BV
5.36%, 12/01/19 (b) (d), EUR	100	110
7.25%, 12/01/20 (d), EUR	316	364
Telefonica Europe BV
4.20% (callable at 100 beginning 12/04/19) (d) (g), EUR	500	551
5.87% (callable at 100 beginning 03/31/24) (d) (g), EUR	200	226
		10,743
SWITZERLAND - 0.7%
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (c) (g)	400	376
UBS AG, 4.75%, 02/12/26 (d), EUR	935	1,084
UBS Group AG
5.75% (callable at 100 beginning 02/19/22) (d) (g), EUR	250	279
6.87% (callable at 100 beginning 03/22/21) (d) (g)	950	929
7.00% (callable at 100 beginning 02/19/25) (d) (g)	225	228
		2,896
UNITED KINGDOM - 2.2%
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (d) (j), GBP	245	377
Cognita Financing Plc, 7.75%, 08/15/21 (d), GBP	100	135
Coventry Building Society, 6.37%, (callable at 100 beginning 11/01/19) (d) (g), GBP	200	237
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 09/23/16) (d) (g)	130	130
Lloyds Banking Group Plc, 3.10%, 07/06/21	455	456
New Look Secured Issuer Plc, 6.50%, 07/01/22 (d), GBP	300	367
Pension Insurance Corp. Plc, 6.50%, 07/03/24 (d), GBP	175	214
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	940	1,142
5.27%, 03/30/24, GBP	159	184

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Punch Taverns Finance Plc
0.59%, 07/15/21 (b) (d), GBP	165	195
6.09%, 10/15/27 (b) (d), GBP	528	596
Qorvo Inc., 6.75%, 12/01/23 (c)	785	816
Unique Pub Finance Co. Plc
7.40%, 03/30/24, GBP	195	247
5.66%, 06/30/27, GBP	1,109	1,453
6.46%, 03/30/32, GBP	491	549
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (d), GBP	180	235
4.88%, 01/15/27 (d), GBP	200	249
6.25%, 03/28/29 (d), GBP	400	522
Voyage Care Bondco Plc, 11.00%, 02/01/19 (d), GBP	450	578
		8,682
UNITED STATES OF AMERICA - 35.4%
AbbVie Inc.
2.85%, 05/14/23	1,250	1,262
3.20%, 05/14/26	1,250	1,264
4.30%, 05/14/36	625	637
Actavis Funding SCS
3.80%, 03/15/25	1,975	2,055
4.75%, 03/15/45	1,300	1,361
Aetna Inc.
2.40%, 06/15/21	1,750	1,788
2.80%, 06/15/23	1,750	1,789
Air Lease Corp., 3.38%, 06/01/21	540	552
Albertsons Cos. LLC, 6.63%, 06/15/24 (c)	113	117
Alere Inc.
6.50%, 06/15/20	540	537
6.38%, 07/01/23 (c)	160	167
Ally Financial Inc.
3.75%, 11/18/19	275	276
4.13%, 03/30/20	700	702
AMC Networks Inc., 5.00%, 04/01/24	908	899
American Airlines Group Inc., 4.63%, 03/01/20 (c)	515	492
Amsurg Corp., 5.63%, 07/15/22	390	401
Anadarko Petroleum Corp., 0.00%, 10/10/36 (e)	2,000	756
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21 (q)	1,075	1,114
Apache Corp.
6.00%, 01/15/37	104	119
5.10%, 09/01/40	842	877
4.75%, 04/15/43	586	603
AT&T Inc., 0.00%, 11/27/22 (c) (e)	3,000	2,424
Aviation Capital Group Corp., 4.88%, 10/01/25 (c)	1,195	1,173
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (d) (p)	684	683
BMW US Capital LLC, 2.80%, 04/11/26 (c)	381	391
CCO Holdings LLC
5.88%, 04/01/24 (c)	245	255
5.75%, 02/15/26 (c)	121	125
5.50%, 05/01/26 (c)	53	54
5.88%, 05/01/27 (c)	350	361
Charter Communications Operating LLC, 3.58%, 07/23/20 (c)	446	466
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (c)	126	129
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	800	800
Community Health Systems Inc., 8.00%, 11/15/19	795	776
CSC Holdings LLC, 5.25%, 06/01/24	75	68
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	364	361
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,890	1,937
7.13%, 06/15/24 (c)	2,166	2,263
6.02%, 06/15/26 (c)	2,045	2,122
DJO Finco LLC, 8.13%, 06/15/21 (c)	498	431
Emera US Finance LP
3.55%, 06/15/26 (c)	235	240
4.75%, 06/15/46 (c)	760	774
Endo Finance LLC
6.00%, 07/15/23 (c)	400	352
6.00%, 02/01/25 (c)	200	173
Energy Transfer Partners LP
6.50%, 02/01/42	903	949
6.13%, 12/15/45	1,750	1,816
Equinix Inc.
5.38%, 01/01/22	300	310
5.75%, 01/01/25	250	259
5.88%, 01/15/26	131	137
ESH Hospitality Inc., 5.25%, 05/01/25 (c)	519	505
Exelon Corp.
2.45%, 04/15/21	700	710
3.40%, 04/15/26	1,000	1,046
4.45%, 04/15/46	1,000	1,068
Family Tree Escrow LLC
5.25%, 03/01/20 (c)	20	21
5.75%, 03/01/23 (c)	395	420
FedEx Corp.
4.10%, 02/01/45	560	570
4.55%, 04/01/46	1,420	1,542
FireEye Inc., 1.00%, 06/01/35 (i)	600	544
First Data Corp.
5.38%, 08/15/23 (c)	216	219
7.00%, 12/01/23 (c)	704	715
5.75%, 01/15/24 (c)	284	281
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	427	425
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,119	1,171
3.20%, 07/06/21	685	687
Genworth Financial Inc.
6.52%, 05/22/18	780	764
7.70%, 06/15/20	67	60
4.80%, 02/15/24	215	161
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	55	56
HCA Inc.
4.25%, 10/15/19	742	773
5.38%, 02/01/25	134	137
5.25%, 04/15/25	465	486
HD Supply Inc.
7.50%, 07/15/20	197	206
5.25%, 12/15/21 (c)	817	857
5.75%, 04/15/24 (c)	15	16
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (c)	595	585
7.75%, 06/01/24 (c)	650	634
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	425	440
Hologic Inc., 5.25%, 07/15/22 (c)	100	104
HSBC USA Inc., 1.70%, 03/05/18 (q)	1,295	1,294
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	431	451
Icahn Enterprises LP
4.88%, 03/15/19	595	583
5.88%, 02/01/22	424	399
Iron Mountain Inc., 4.38%, 06/01/21 (c)	300	304
Italics Merger Sub Inc., 7.13%, 07/15/23 (c)	1,043	988
Jaguar Holding Co. II, 6.38%, 08/01/23 (c)	245	250
John Deere Capital Corp., 3.35%, 06/12/24	1,200	1,293

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase Capital XXI, 1.59%, 02/02/37 (b)	1,250	953
JPMorgan Chase Capital XXIII, 1.63%, 05/15/47 (b)	517	383
KFC Holding Co.
5.00%, 06/01/24 (c)	53	54
5.25%, 06/01/26 (c)	60	61
Kinder Morgan Inc., 5.55%, 06/01/45	468	476
KLA-Tencor Corp.
4.13%, 11/01/21	200	213
4.65%, 11/01/24	982	1,072
KLX Inc., 5.88%, 12/01/22 (c)	85	83
Lam Research Corp.
2.80%, 06/15/21	366	375
3.45%, 06/15/23	124	128
Lennar Corp., 4.50%, 11/15/19	373	389
Level 3 Financing Inc.
6.13%, 01/15/21	662	690
5.13%, 05/01/23	142	141
5.38%, 01/15/24	90	91
LGE HoldCo VI BV, 7.13%, 05/15/24 (d), EUR	570	697
Mallinckrodt International Finance SA
4.88%, 04/15/20 (c)	46	44
5.75%, 08/01/22 (c)	1,580	1,504
5.50%, 04/15/25 (c)	880	785
Marathon Petroleum Corp.
3.40%, 12/15/20	105	109
6.50%, 03/01/41	448	477
5.85%, 12/15/45	1,388	1,349
Meccanica Holdings USA Inc., 6.25%, 01/15/40 (c)	1,120	1,044
MGM Resorts International, 6.00%, 03/15/23	241	254
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (c)	67	71
Micron Technology Inc.
5.25%, 08/01/23 (c)	2,455	2,093
7.50%, 09/15/23 (c)	1,175	1,256
5.63%, 01/15/26 (c)	1,200	999
Molson Coors Brewing Co.
1.45%, 07/15/19	388	389
2.10%, 07/15/21	2,200	2,207
3.00%, 07/15/26	1,627	1,626
4.20%, 07/15/46	1,800	1,809
Motorola Solutions Inc.
3.50%, 09/01/21	650	666
3.75%, 05/15/22	772	772
MPLX LP, 4.50%, 07/15/23 (c)	685	664
Mylan NV, 2.50%, 06/07/19 (c)	310	314
NBTY Inc., 7.63%, 05/15/21 (c)	151	151
Newell Rubbermaid Inc.
3.85%, 04/01/23 (l)	1,941	2,059
4.20%, 04/01/26 (l)	2,450	2,657
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (c)	605	546
Nuance Communications Inc., 5.38%, 08/15/20 (c)	85	86
Oracle Corp.
1.90%, 09/15/21	2,730	2,741
2.40%, 09/15/23	2,955	2,969
2.65%, 07/15/26	2,350	2,353
3.85%, 07/15/36	1,350	1,354
4.00%, 07/15/46	1,350	1,360
Pioneer Natural Resources Co., 3.45%, 01/15/21	340	351
Post Holdings Inc.
7.75%, 03/15/24 (c)	179	196
8.00%, 07/15/25 (c)	88	98
PQ Corp., 6.75%, 11/15/22 (c)	58	60
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (c)	1,238	1,312
Project Homestake Merger Corp., 8.88%, 03/01/23 (c)	545	564
Qorvo Inc., 7.00%, 12/01/25 (c)	1,206	1,272
QUALCOMM Inc., 4.80%, 05/20/45	675	703
Radian Group Inc.
5.50%, 06/01/19	465	483
5.25%, 06/15/20	465	468
Realogy Group LLC, 4.88%, 06/01/23 (c)	139	137
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (c)	118	121
Reynolds Group Issuer Inc.
4.14%, 07/15/21 (b) (c)	173	173
7.00%, 07/15/24 (c)	68	70
Rite Aid Corp., 6.13%, 04/01/23 (c)	1,659	1,775
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (h)	174	176
6.25%, 03/15/22	276	283
5.88%, 06/30/26 (c)	144	144
Sabine Pass LNG LP, 7.50%, 11/30/16	225	229
Sabre GLBL Inc.
5.38%, 04/15/23 (c)	832	851
5.25%, 11/15/23 (c)	262	267
Sealed Air Corp., 5.13%, 12/01/24 (c)	400	410
Southwestern Energy Co., 4.05%, 01/23/20 (l)	535	523
Spectrum Brands Inc., 5.75%, 07/15/25	317	330
Sprint Communications Inc., 9.00%, 11/15/18 (c)	189	201
Standard Industries Inc.
5.13%, 02/15/21 (c)	51	52
5.50%, 02/15/23 (c)	83	85
State Street Capital Trust IV, 1.65%, 06/15/37 (b)	2,752	2,299
T-Mobile USA Inc.
6.63%, 04/28/21	172	180
6.73%, 04/28/22	79	83
6.00%, 03/01/23	81	84
6.50%, 01/15/24	240	253
6.38%, 03/01/25	340	355
Team Health Inc., 7.25%, 12/15/23 (c)	450	482
Tenet Healthcare Corp.
5.00%, 03/01/19	556	538
4.15%, 06/15/20 (b)	500	494
6.00%, 10/01/20	247	261
Time Warner Cable Inc.
5.00%, 02/01/20	1,221	1,327
5.88%, 11/15/40	3,205	3,492
4.50%, 09/15/42	270	252
Time Warner Inc., 2.95%, 07/15/26	1,350	1,361
TransDigm Inc.
6.00%, 07/15/22	308	310
6.50%, 07/15/24	418	420
United States Steel Corp., 8.38%, 07/01/21 (c)	99	104
Univision Communications Inc.
8.50%, 05/15/21 (c)	649	678
5.13%, 05/15/23 (c)	1,160	1,151
5.13%, 02/15/25 (c)	88	87
Valeant Pharmaceuticals International Inc., 4.50%, 05/15/23 (d), EUR	641	537
Valero Energy Corp., 6.63%, 06/15/37	474	518
Walgreens Boots Alliance Inc.
2.60%, 06/01/21	1,403	1,426
3.80%, 11/18/24	676	716
4.80%, 11/18/44	676	726
4.65%, 06/01/46	591	631
Wayne Merger Sub LLC, 8.25%, 08/01/23 (c)	150	148

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Weatherford International Ltd., 7.75%, 06/15/21	203	198
WellPoint Inc.
5.85%, 01/15/36	390	467
4.65%, 01/15/43	270	282
Western Digital Corp.
7.38%, 04/01/23 (c)	1,654	1,761
10.50%, 04/01/24 (c) (q)	3,809	4,076
Williams Partners LP
3.60%, 03/15/22	509	482
3.35%, 08/15/22	1,271	1,161
4.30%, 03/04/24	2,163	2,036
XPO Logistics Inc., 6.50%, 06/15/22 (c)	234	223
Zayo Group LLC
6.00%, 04/01/23	475	484
6.38%, 05/15/25	338	345
		140,638
VENEZUELA - 0.1%
Petroleos de Venezuela SA
5.25%, 04/12/17 (d)	330	207
6.00%, 11/15/26 (d)	300	105
		312
Total Corporate Bonds and Notes (cost $209,700)		204,398

VARIABLE RATE SENIOR LOAN INTERESTS - 10.8% (b)
AUSTRIA - 0.2%
Constantinople Lux I SARL Term Loan B-1, 4.75%, 06/30/22, EUR	647	720
Constantinople Lux I SARL Term Loan B-2, 4.75%, 04/30/22, EUR	97	107
		827
BELGIUM - 0.0%
Telenet International Finance SARL Term Loan AD, 4.25%, 05/03/24	81	80

CANADA - 0.0%
Ceva Logistics Canada ULC Term Loan, 6.50%, 03/18/21	9	7

CAYMAN ISLANDS - 0.7%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	2,663	2,665

GERMANY - 0.5%
Springer SBM Two GmbH Term Loan, 9.00%, 08/14/21 (c) (f), EUR	1,000	1,132
Springer SBM Two GmbH Term Loan B-8, 4.75%, 08/14/20, EUR	792	864
		1,996
LUXEMBOURG - 0.9%
Azelis Finance SA 1st Lien Term Loan, 6.50%, 11/19/22, EUR	364	405
BSN Medical Luxembourg Finance Holding SARL Term Loan C, 4.00%, 08/28/19, EUR	500	553
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	279	274
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,586
Lully Finance SARL 2nd Lien Term Loan B-2, 9.25%, 07/30/23, EUR	100	111
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	260	260
Sisal SpA Term Loan, 0.00%, 12/31/17 (m), EUR	300	327
		3,516
NETHERLANDS - 0.0%
Ceva Intercompany BV Term Loan, 6.50%, 03/18/21	51	41

SPAIN - 0.2%
Capio Sanidad Senior 2nd Lien Term Loan, 8.25%, 11/28/22, EUR	200	221
Car Rentals Subsidiary SLU Term Loan B, 6.50%, 06/30/20, EUR	450	497
		718
UNITED KINGDOM - 0.2%
Altice US Finance I Corp. Extended Term Loan, 4.25%, 12/14/22	70	70
Ceva Logistics BV Senior 1st Lien Term Loan, 6.50%, 03/12/21	49	40
Inovyn Finance Plc Initial Term Loan B, 6.25%, 05/05/21, EUR	308	340
Optima Sub-Finco Ltd. Term Loan B-2, 5.00%, 01/21/23, EUR	384	424
		874
UNITED STATES OF AMERICA - 8.1%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	331	330
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/07/20	275	268
Alere Inc. Term Loan B, 4.25%, 06/15/22	51	50
Allnex SARL (Monarch) Term Loan B-1, 5.00%, 06/30/23, EUR	500	555
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	270	261
American Energy - Marcellus LLC 2nd Lien Term Loan, 8.50%, 07/07/21	568	84
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	51	36
Azelis Finance SA 2nd Lien Term Loan, 9.50%, 11/19/23 (f), EUR	450	482
Bass Pro Group LLC Term Loan, 4.00%, 06/15/20	94	93
BE Aerospace Inc. Term Loan B, 4.00%, 11/12/21	108	108
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	135	134
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 09/26/19	278	275
Blue Coat Holdings Inc. Term Loan, 4.50%, 06/01/22	244	243
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/21	175	174
Bright Horizons Family Solutions LLC Term Loan B, 5.25%, 01/30/20	242	242
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20	736	702
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18	37	37
Calpine Corp. Term Loan B-5, 3.50%, 06/15/22	90	89
Calpine Corp. Term Loan B-7, 3.46%, 05/15/23	210	208
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 04/30/21	221	220
Cengage Learning Acquisitions Inc. Term Loan B, 5.25%, 06/01/23	48	47
CEVA Logistics US Holdings Inc. Term Loan, 6.50%, 03/12/21	70	57
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	404	404
CHG Healthcare Services Inc. Term Loan B, 0.00%, 06/01/23 (m)	170	169
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	99	100

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	718	697
Continental Building Products LLC 1st Lien Term Loan, 4.00%, 08/14/20	180	179
Cotiviti Corp. 1st Lien Term Loan, 4.50%, 05/14/21	247	246
CPG International Inc. Term Loan, 4.75%, 09/13/20	365	358
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	197	198
Dell International LLC Term Loan C, 3.75%, 09/24/18	542	541
DJO Finance LLC Term Loan, 4.25%, 06/08/20	199	189
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	156	156
DPx Holdings BV Incremental Term Loan, 0.00%, 03/11/21 (m)	249	242
DTZ US Borrower LLC 1st Lien Term Loan, 4.25%, 11/04/21	637	627
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (m)	230	226
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	530	529
First Data Corp. Extended Term Loan, 4.45%, 03/24/21	779	775
Gates Global Inc. Term Loan B, 4.25%, 07/03/21	537	509
Grifols Worldwide Operations Ltd. Term Loan B, 3.45%, 03/03/21	488	488
HCA Inc. Extended Term Loan B-4, 3.38%, 05/01/18	247	247
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	199	199
Hertz Corp. Term Loan B-2, 3.00%, 03/11/18	—	—
Hostess Brands LLC 1st Lien Term Loan, 4.50%, 08/03/22	150	149
IMS Health Inc. Term Loan, 3.50%, 03/05/21	631	624
Informatica Corp. Term Loan, 4.50%, 06/01/22	1,032	1,002
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	850	773
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	307	303
Jaguar Holding Term Loan, 4.25%, 08/18/22	90	89
JC Penney Corp. Inc. Term Loan B, 5.25%, 06/30/23	27	27
KAR Auction Services Inc. Term Loan B-3, 4.25%, 03/01/23	90	90
Keurig Green Senior 1st Lien Term Loan B, 5.00%, 02/01/23, EUR	300	333
Level 3 Financing Inc. Term Loan B, 4.00%, 12/31/20	300	300
MacDermid Inc. 1st Lien Term Loan, 5.50%, 06/15/20	485	478
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	169	166
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	290	290
Micron Technology Inc. Term Loan, 7.00%, 04/15/22	900	904
Mitchell International Inc. 1st Lien Term Loan, 4.50%, 09/27/20	178	175
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	155	155
National Vision Inc. Term Loan, 4.00%, 03/12/21	148	144
NBTY INC. Term Loan B, 5.00%, 05/05/23	75	74
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	125	112
Novelis Inc. Term Loan B, 4.00%, 06/15/22	636	629
NXP BV Term Loan B, 3.75%, 10/30/20	1,002	1,003
ON Semiconductor Corp. Term Loan B, 5.25%, 03/15/23	799	801
Ortho-Clinical Diagnostics Inc. Term Loan B, 4.75%, 04/29/21	221	209
Oxea Finance & Cy SCA 1st Lien Term Loan B-2, 4.25%, 11/30/19	497	480
Petco Animal Supplies Inc. Term Loan B-1, 5.75%, 01/17/23	203	202
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	432	432
PQ Corp. Term Loan
6.00%, 10/15/22	60	60
5.75%, 10/27/22, EUR	130	144
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	808	809
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/28/20	105	105
Rexnord LLC 1st Lien Term Loan B, 4.00%, 08/15/20	212	210
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	247	246
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	521	521
SolarWinds Holdings Inc. 1st Lien Term Loan, 6.50%, 02/05/23	725	720
Spectrum Brands Inc. Term Loan
3.50%, 06/16/22, EUR	123	136
3.50%, 06/20/22	233	233
Spin Holdco Inc. Term Loan B, 4.25%, 11/14/19	241	236
Station Casinos LLC Term Loan B, 3.75%, 05/29/23	233	232
Surgery Center Holdings Inc. 1st Lien Term Loan, 5.25%, 07/16/20	84	84
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	74	74
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	199	199
Team Health Inc. Term Loan, 3.75%, 11/23/22	150	149
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	95	94
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	247	243
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	293	291
US Foods Inc. Term Loan B, 0.00%, 06/07/23 (m)	1,115	1,109
USAGM HoldCo LLC Incremental Delayed Draw Term Loan, 0.00%, 07/28/22 (f) (m)	216	213
USAGM HoldCo LLC Incremental Term Loan, 0.00%, 07/28/22 (f) (m)	1,088	1,075
Veritas Software Corp. Term Loan B-1, 0.00%, 06/07/23 (m), EUR	857	804
Vertafore Inc. 1st Lien Term Loan, 0.00%, 06/13/23 (m)	85	85
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	1,235	1,239
WEX Inc. Term Loan B, 4.25%, 03/31/23	195	194
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19	291	288
WITTUR GmbH Senior 1st Lien Term Loan B, 6.00%, 03/31/22, EUR	360	383
Yum! Brands Inc. 1st Lien Term Loan B, 2.75%, 05/23/23	80	80

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

	Shares/Par †	Value
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	268	267
		32,241
Total Variable Rate Senior Loan Interests (cost $43,611)		42,965

GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
ANGOLA - 0.1%
Republic of Angola, 9.50%, 11/12/25 (d)	200	198

ARGENTINA - 0.1%
Argentina Republic Government International Bond, 6.88%, 04/22/21 (d)	425	453

BELARUS - 0.0%
Republic of Belarus, 8.95%, 01/26/18 (d)	100	104

CROATIA - 0.1%
Croatia Government International Bond, 3.88%, 05/30/22 (d), EUR	400	456

CÔTE D’IVOIRE - 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (d)	100	93

DOMINICAN REPUBLIC - 0.1%
Dominican Republic International Bond, 7.45%, 04/30/44 (d)	200	220

GHANA - 0.0%
Republic of Ghana, 7.88%, 08/07/23 (d)	200	174

GREECE - 0.1%
Hellenic Republic Government Bond, 0.00%, 02/24/24 (d), EUR	600	481

HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	357

INDONESIA - 0.2%
Indonesia Government International Bond
2.88%, 07/08/21 (d), EUR	440	507
6.75%, 01/15/44 (d)	290	369
		876
PORTUGAL - 0.2%
Portugal Government International Bond, 5.13%, 10/15/24 (d)	725	725
RUSSIAN FEDERATION - 0.3%
Russia Government Bond, 3.25%, 04/04/17 (d)	400	405
Russia Government International Bond, 5.00%, 04/29/20 (d)	600	647
		1,052
SERBIA - 0.2%
Republic of Serbia, 5.88%, 12/03/18 (d)	520	551
Serbia International Bond, 4.88%, 02/25/20 (d)	400	413
		964
UNITED STATES OF AMERICA - 8.2%
U.S. Treasury Note
0.88%, 05/31/18 - 05/15/19	9,690	9,738
1.38%, 05/31/21	8,225	8,374
1.63%, 04/30/23 - 05/15/26	14,201	14,437
		32,549
VENEZUELA - 0.0%
Venezuela Government International Bond, 11.75%, 10/21/26 (d)	100	47
Total Government and Agency Obligations (cost $38,615)		38,749

	Shares/Par/Contracts †
PREFERRED STOCKS - 0.4%
UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 08/15/16) (g)	2	42
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 08/15/16) (g)	10	260
		302
UNITED STATES OF AMERICA - 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (c)	12	1,188
Total Preferred Stocks (cost $1,436)		1,490

PURCHASED OPTIONS - 0.1%
Alibaba Group Holding Ltd. Put Option, Strike Price 60, Expiration 08/19/16	155	4
Apple Inc. Call Option, Strike Price 100, Expiration 08/19/16	90	11
Bank of America Corp. Put Option, Strike Price 12, Expiration 08/19/16	395	8
Caterpillar Inc. Put Option, Strike Price 60, Expiration 07/15/16	90	—
Caterpillar Inc. Put Option, Strike Price 60, Expiration 08/19/16	45	1
Caterpillar Inc. Put Option, Strike Price 62.50, Expiration 08/19/16	45	2
Caterpillar Inc. Put Option, Strike Price 65, Expiration 08/19/16	45	3
Chicago Board Options Exchange SPX Volatility Index Call Option, Strike Price 24, Expiration 08/17/16	200	21
Chicago Board Options Exchange SPX Volatility Index Call Option, Strike Price 25, Expiration 07/20/16	90	3
Energy Select Sector SPDR ETF Call Option, Strike Price 70, Expiration 07/15/16	90	3
Euro versus USD Put Option, Strike Price 1.10, Expiration 07/01/16, CIT	2,300,000	1
Euro versus USD Put Option, Strike Price 1.12, Expiration 07/01/16, CIT	3,500,000	66
Financial Select Sector SPDR Fund Put Option, Strike Price 22, Expiration 07/15/16	660	9
Health Care Select Sector SPDR Fund Put Option, Strike Price 71, Expiration 07/15/16	90	5
Hewlett Packard Enterprise Co. Put Option, Strike Price 14, Expiration 08/19/16	90	1
Industrial Select Sector SPDR Fund Put Option, Strike Price 53, Expiration 07/15/16	90	1
Industrial Select Sector SPDR Fund Put Option, Strike Price 54, Expiration 08/19/16	90	6
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 79, Expiration 08/19/16	90	3
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 81, Expiration 07/15/16	180	2
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 81, Expiration 08/19/16	310	16
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 82, Expiration 08/19/16	200	15
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 83, Expiration 07/15/16	180	6

See accompanying Notes to Financial Statements.

	Shares/Par/Contracts †	Value
iShares MSCI Emerging Markets Index Put Option, Strike Price 31, Expiration 07/15/16	90	1
iShares MSCI Emerging Markets Index Put Option, Strike Price 32, Expiration 07/15/16	90	1
iShares Russell 2000 ETF Put Option, Strike Price 112, Expiration 07/15/16	180	15
iShares U.S. Preferred Stock ETF Put Option, Strike Price 39, Expiration 07/15/16	270	2
iTraxx Europe Crossover Series 25 Put Option, Exercise Rate 5.00%, Expiration 09/21/16, JPM	3,590,000	88
Micron Technology Inc. Put Option, Strike Price 10, Expiration 10/21/16	360	11
Micron Technology Inc. Put Option, Strike Price 8, Expiration 07/15/16	90	—
Micron Technology Inc. Put Option, Strike Price 8, Expiration 10/21/16	180	2
Micron Technology Inc. Put Option, Strike Price 9, Expiration 07/15/16	355	1
Microsoft Corp. Call Option, Strike Price 55, Expiration 07/15/16	175	—
Microsoft Corp. Call Option, Strike Price 55, Expiration 08/19/16	130	5
NXP Semiconductors NV Call Option, Strike Price 100, Expiration 07/15/16	45	—
Oracle Corp. Call Option, Strike Price 41, Expiration 07/15/16	225	10
Oracle Corp. Call Option, Strike Price 42, Expiration 07/15/16	180	2
Oracle Corp. Call Option, Strike Price 42, Expiration 08/19/16	175	9
Powershares QQQ Trust Series 1 Put Option, Strike Price 103, Expiration 07/15/16	90	3
Powershares QQQ Trust Series 1 Put Option, Strike Price 106, Expiration 07/15/16	90	7
Put Swaption, 3-Month LIBOR, Exercise Rate 1.70%, Expiration 08/18/16, GSC	8,100,000	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.90%, Expiration 07/26/16, DUB	880,000	—
Put Swaption, 3-Month LIBOR, Exercise Rate 2.10%, Expiration 08/18/16, GSC	2,800,000	—
Put Swaption, 3-Month LIBOR, Exercise Rate 2.30%, Expiration 07/26/16, DUB	2,300,000	—
Qorvo Inc. Put Option, Strike Price 35, Expiration 08/19/16	70	1
Rite Aid Corp. Put Option, Strike Price 7, Expiration 10/21/16	90	6
Southwestern Energy Co. Put Option, Strike Price 12, Expiration 07/15/16	110	5
SPDR S&P 500 ETF Trust Call Option, Strike Price 216, Expiration 07/15/16	180	2
SPDR S&P 500 ETF Trust Call Option, Strike Price 219, Expiration 07/15/16	125	—
SPDR S&P 500 ETF Trust Put Option, Strike Price 190, Expiration 07/15/16	90	1
SPDR S&P 500 ETF Trust Put Option, Strike Price 209, Expiration 07/15/16	90	18
SPDR S&P Oil & Gas Exploration & Production ETF Put Option, Strike Price 33, Expiration 07/15/16	90	3
State Street Corp. Put Option, Strike Price 50, Expiration 08/19/16	90	10
VMware Inc. Call Option, Strike Price 65, Expiration 07/15/16	45	1
Western Digital Corp. Put Option, Strike Price 30, Expiration 10/21/16	45	2
Western Digital Corp. Put Option, Strike Price 35, Expiration 07/15/16	225	1
Western Digital Corp. Put Option, Strike Price 40, Expiration 07/15/16	45	1
Western Digital Corp. Put Option, Strike Price 40, Expiration 10/21/16	90	20
Total Purchased Options (cost $696)		415

SHORT TERM INVESTMENTS - 37.1%
Investment Company - 10.9%
JNL Money Market Fund, 0.26% (n) (o)	43,147	43,147
Repurchase Agreements - 26.2%
Australia - 0.7%
Repurchase Agreement with BCL, (0.90)%, (Collateralized by $1,423 Rio Tinto Finance USA Plc, 4.13%, due 08/21/42, value $1,427) acquired on 05/04/16, open maturity at $1,359	$1,359	1,359
Repurchase Agreement with RBC, (0.75)%, (Collateralized by $1,430 Rio Tinto Finance USA Ltd., 3.75%, due 06/15/25, value $1,508) acquired on 04/27/16, open maturity at $1,480	1,480	1,480
		2,839
Belgium - 0.4%
Repurchase Agreement with DUB, 0.05%, (Collateralized by $1,300 Anheuser-Busch InBev Finance Inc., 3.65%, due 02/01/26, value $1,397) acquired on 05/19/16, open maturity at $1,372	1,372	1,372
Repurchase Agreement with JPM, (1.20)%, (Collateralized by EUR 100 Solvay SA, 1.63%, due 12/02/22, value EUR 105) acquired on 01/21/16, open maturity at $116, EUR	105	116
Repurchase Agreement with JPM, (1.50)%, (Collateralized by EUR 100 Solvay SA, 1.63%, due 12/02/22, value EUR 106) acquired on 01/18/16, open maturity at $117, EUR	106	117
		1,605
Canada - 1.5%
Repurchase Agreement with BCL, 0.05%, (Collateralized by $1,847 Royal Bank of Canada, 2.15%, due 03/15/19, value $1,890) acquired on 03/23/16, open maturity at $1,866	1,866	1,866
Repurchase Agreement with BCL, 0.05%, (Collateralized by $566 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $672) acquired on 03/24/16, open maturity at $640	640	640
Repurchase Agreement with CSI, 0.10%, (Collateralized by $417 Royal Bank of Canada, 2.15%, due 03/15/19, value $426) acquired on 06/24/16, open maturity at $427	427	427
Repurchase Agreement with RBC, 0.15%, (Collateralized by $2,750 Bank of Nova Scotia, 4.50%, due 12/16/25, value $2,869) acquired on 06/28/16, open maturity at $2,853	2,853	2,853
		5,786

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

	Shares/Par †	Value
China - 0.1%
Repurchase Agreement with CGM, (1.75)%, (Collateralized by $200 Bank of Communications Co. Ltd., 5.00%, perpetual, value $203) acquired on 01/12/16, open maturity at $216	216	216
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Industrial & Commercial Bank of China Ltd., 6.00%, perpetual, value $210) acquired on 02/12/16, open maturity at $213	213	213
		429
Ecuador - 0.1%
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $177) acquired on 05/24/16, open maturity at $191	191	191

France - 0.7%
Repurchase Agreement with BCL, 0.05%, (Collateralized by $2,515 Total Capital International SA, 3.75%, due 04/10/24, value $2,775) acquired on 03/04/16, open maturity at $2,600	2,600	2,600

Ireland - 0.1%
Repurchase Agreement with RBC, 0.15%, (Collateralized by $400 Perrigo Finance Unltd. Co., 4.38%, due 03/15/26, value $418) acquired on 05/09/16, open maturity at $410	410	410

Italy - 1.0%
Repurchase Agreement with BBP, (0.52)%, (Collateralized by EUR 3,340 Italy Buoni Poliennali Del Tesoro, 2.15%, due 12/15/21, value EUR 3,646) acquired on 06/01/16, open maturity at $4,066, EUR	3,664	4,066

Luxembourg - 0.2%
Repurchase Agreement with RBC, 0.15%, (Collateralized by $473 Intelsat Jackson Holdings SA, 8.00%, due 02/15/24, value $471) acquired on 06/28/16, open maturity at $466	466	466
Repurchase Agreement with RBC, 0.15%, (Collateralized by $500 Intelsat Jackson Holdings SA, 8.00%, due 02/15/24, value $497) acquired on 06/29/16, open maturity at $500	500	500
		966
Netherlands - 1.6%
Repurchase Agreement with DUB, 0.00%, (Collateralized by $3,957 Shell International Finance BV, 3.25%, due 05/11/25, value $4,163) acquired on 04/28/16, open maturity at $4,130	4,130	4,130
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,975 LYB International Finance BV, 4.88%, due 03/15/44, value $2,106) acquired on 05/05/16, open maturity at $2,049	2,049	2,049
		6,179
Norway - 0.6%
Repurchase Agreement with DUB, (0.38)% (Collateralized by $1,850 Statoil ASA, 3.70%, due 03/01/24, value $2,003) acquired on 09/18/15, open maturity at $1,892	1,892	1,892
Repurchase Agreement with MLP, 0.00%, (Collateralized by $665 Statoil ASA, 3.25%, due 11/10/24, value $704) acquired on 03/07/16, open maturity at $650	650	650
		2,542
Spain - 2.5%
Repurchase Agreement with BBP, (0.68)%, (Collateralized by EUR 2,790 Spain Government Bond, 5.85%, due 01/31/22, value EUR 3,644) acquired on 06/01/16, open maturity at $4,073, EUR	3,670	4,073
Repurchase Agreement with BBP, (0.95)%, (Collateralized by EUR 4,100 Spain Government Bond, 5.85%, due 01/31/22, value EUR 5,356) acquired on 06/27/16, open maturity at $5,992, EUR	5,400	5,992
		10,065
Switzerland - 0.3%
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Novartis Capital Corp., 4.00%, due 11/20/45, value $1,262) acquired on 03/21/16, open maturity at $1,163	1,163	1,163
Repurchase Agreement with JPM, (0.95)%, (Collateralized by EUR 100 Syngenta Finance NV, 1.88%, due 11/02/21, value EUR 106) acquired on 02/16/16, open maturity at $118, EUR	106	118
		1,281
United Kingdom - 0.1%
Repurchase Agreement with MLP, 0.00%, (Collateralized by $268 Standard Chartered Plc, 5.70%, due 03/26/44, value $277) acquired on 04/18/16, open maturity at $248	248	248

United States of America - 16.3%
Repurchase Agreement with APS, 0.55%, (Collateralized by $4,370 U.S. Treasury Note, 0.88%, due 04/15/19, value $4,392) acquired on 06/30/16, due 07/01/16 at $4,392	4,392	4,392
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $553) acquired on 12/17/15, open maturity at $524	524	524
Repurchase Agreement with BCL, (5.00)%, (Collateralized by $330 EMC Corp., 3.38%, due 06/01/23, value $301) acquired on 06/20/16, open maturity at $288	288	288
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,150 Seagate HDD Cayman, 4.75%, due 06/01/23, value $973) acquired on 04/19/16, open maturity at $923	923	923
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,250 Exxon Mobil Corp., 3.04%, due 03/01/26, value $1,327) acquired on 04/27/16, open maturity at $1,291	1,291	1,291

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,250 Exxon Mobil Corp., 4.11%, due 03/01/46, value $1,414) acquired on 04/07/16, open maturity at $1,350	1,350	1,350
Repurchase Agreement with BCL, 0.00%, (Collateralized by $160 Netflix Inc., 5.88%, due 02/15/25, value $169) acquired on 05/16/16, open maturity at $168	168	168
Repurchase Agreement with BCL, 0.00%, (Collateralized by $350 Infor US Inc., 6.50%, due 05/15/22, value $334) acquired on 03/17/16, open maturity at $290	290	290
Repurchase Agreement with BCL, 0.00%, (Collateralized by $476 JPMorgan Chase & Co., 6.75%, perpetual, value $525) acquired on 05/19/16, open maturity at $537	537	537
Repurchase Agreement with BCL, 0.00%, (Collateralized by $588 Eastman Chemical Co., 4.65%, due 10/15/44, value $609) acquired on 05/17/16, open maturity at $583	583	583
Repurchase Agreement with BCL, 0.00%, (Collateralized by $600 Sinclair Television Group Inc., 5.88%, due 03/15/26, value $615) acquired on 04/22/16, open maturity at $624	624	624
Repurchase Agreement with BCL, 0.30%, (Collateralized by $15 U.S. Treasury Note, 0.88%, due 06/15/19, value $15) acquired on 06/30/16, due 07/01/16 at $15	15	15
Repurchase Agreement with BCL, 0.30%, (Collateralized by $3,026 U.S. Treasury Note, 0.88%, due 06/15/19, value $3,041) acquired on 06/30/16, due 07/01/16 at $3,037	3,037	3,037
Repurchase Agreement with BNP, 0.25%, (Collateralized by $1,740 U.S. Treasury Bond, 2.50%, due 05/15/46, value $1,815) acquired on 06/07/16, open maturity at $1,725	1,725	1,725
Repurchase Agreement with BNP, 0.60%, (Collateralized by $3,435 U.S. Treasury Note, 1.38%, due 04/30/21, value $3,495) acquired on 06/30/16, due 07/01/16 at $3,495	3,495	3,495
Repurchase Agreement with CGM, (0.20)%, (Collateralized by $511 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $535) acquired on 03/23/16, open maturity at $510	510	510
Repurchase Agreement with CGM, 0.00%, (Collateralized by $38 Kennametal Inc., 3.88%, due 02/15/22, value $39) acquired on 01/12/16, open maturity at $38	38	38
Repurchase Agreement with CGM, 0.05%, (Collateralized by $1,667 Target Corp., 4.00%, due 07/01/42, value $1,811) acquired on 01/22/16, open maturity at $1,644	1,644	1,644
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Merck & Co Inc., 3.70%, due 02/10/45, value $1,162) acquired on 03/22/16, open maturity at $1,066	1,066	1,066
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,170 QUALCOMM Inc., 3.45%, due 05/20/25, value $1,247) acquired on 03/16/16, open maturity at $1,209	1,209	1,209
Repurchase Agreement with CGM, 0.10%, (Collateralized by $250 Frontier Communications Corp., 8.88%, due 09/15/20, value $269) acquired on 06/03/16, open maturity at $270	270	270
Repurchase Agreement with CGM, 0.10%, (Collateralized by $300 Perrigo Co. Plc, 4.00%, due 11/15/23, value $310) acquired on 03/07/16, open maturity at $301	301	301
Repurchase Agreement with CGM, 0.10%, (Collateralized by $389 Wal-Mart Stores Inc., 4.30%, due 04/22/44, value $458) acquired on 06/17/16, open maturity at $451	451	451
Repurchase Agreement with CGM, 0.10%, (Collateralized by $881 Exxon Mobil Corp., 2.71%, due 03/06/25, value $922) acquired on 03/21/16, open maturity at $881	881	881
Repurchase Agreement with CGM, 0.15%, (Collateralized by $1,200 Verizon Communications Inc., 3.50%, due 11/01/24, value $1,283) acquired on 05/19/16, open maturity at $1,243	1,243	1,243
Repurchase Agreement with CSI, (0.10)%, (Collateralized by $1,750 Celgene Corp., 3.88%, due 08/15/25, value $1,875) acquired on 06/23/16, open maturity at $1,864	1,864	1,864
Repurchase Agreement with CSI, 0.00% (Collateralized by $960 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $1,005) acquired on 12/17/15, open maturity at $890	890	890
Repurchase Agreement with CSI, 0.10%, (Collateralized by $1,250 Ventas Realty LP, 3.50%, due 02/01/25, value $1,287) acquired on 02/04/16, open maturity at $1,214	1,214	1,214
Repurchase Agreement with CSI, 0.10%, (Collateralized by $3,147 ConocoPhillips Co., 4.95%, due 03/15/26, value $3,581) acquired on 05/05/16, open maturity at $3,470	3,470	3,470
Repurchase Agreement with CSI, 0.10%, (Collateralized by $625 HCP Inc., 4.00%, due 06/01/25, value $633) acquired on 02/04/16, open maturity at $612	612	612
Repurchase Agreement with DUB, (0.05)%, (Collateralized by $1,320 Celgene Corp., 5.00%, due 08/15/45, value $1,466) acquired on 05/25/16, open maturity at $1,411	1,411	1,411
Repurchase Agreement with DUB, (0.18)%, (Collateralized by $1,613 Goldman Sachs Group Inc., 5.70%, perpetual, value $1,614) acquired on 04/28/16, open maturity at $1,651	1,651	1,651
Repurchase Agreement with DUB, (0.25)%, (Collateralized by $784 Bank of America Corp., 6.50%, perpetual, value $837) acquired on 06/23/16, open maturity at $852	852	852

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with DUB, 0.55%, (Collateralized by $3,647 U.S. Treasury Note, 1.63%, due 02/15/26, value $3,691) acquired on 06/30/16, due 07/01/16 at $3,702	3,702	3,702
Repurchase Agreement with MLP, (0.38)%, (Collateralized by $680 Morgan Stanley, 5.55%, perpetual, value $675) acquired on 04/28/16, open maturity at $683	683	683
Repurchase Agreement with MLP, 0.00%, (Collateralized by $2,160 Wells Fargo & Co., 7.98%, perpetual, value $2,265) acquired on 05/19/16, open maturity at $2,298	2,298	2,298
Repurchase Agreement with MLP, 0.00%, (Collateralized by $250 Frontier Communications Corp., 8.88%, due 09/15/20, value $269) acquired on 06/03/16, open maturity at $270	270	270
Repurchase Agreement with MLP, 0.00%, (Collateralized by $3,320 Chevron Corp., 3.19%, due 06/24/23, value $3,534) acquired on 03/07/16, open maturity at $3,345	3,345	3,345
Repurchase Agreement with MLP, 0.00%, (Collateralized by $474 Exxon Mobil Corp., 2.71%, due 03/06/25, value $497) acquired on 02/08/16, open maturity at $474	474	474
Repurchase Agreement with MLP, 0.70%, (Collateralized by $18 U.S. Treasury Note, 1.63%, due 05/31/23, value $19) acquired on 06/30/16, due 07/01/16 at $19	19	19
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $190 Steel Dynamics Inc., 5.50%, due 10/01/24, value $195) acquired on 01/21/16, open maturity at $162	162	162
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $225 Argos Merger Sub Inc., 7.13%, due 03/15/23, value $233) acquired on 05/20/16, open maturity at $228	228	228
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $775 CenturyLink Inc., 7.50%, due 04/01/24, value $787) acquired on 05/06/16, open maturity at $767	767	767
Repurchase Agreement with RBC, (0.50)%, (Collateralized by $343 Rackspace Hosting Inc., 6.50%, due 01/15/24, value $343) acquired on 04/05/16, open maturity at $350	350	350
Repurchase Agreement with RBC, (0.75)%, (Collateralized by $400 Springleaf Finance Corp., 7.75%, due 10/01/21, value $388) acquired on 06/17/16, open maturity at $398	398	398
Repurchase Agreement with RBC, (1.00)%, (Collateralized by $840 Micron Technology Inc., 5.88%, due 02/15/22, value $798) acquired on 06/16/16, open maturity at $781	781	781
Repurchase Agreement with RBC, 0.00%, (Collateralized by $1,100 JC Penney Corp. Inc., 5.88%, due 07/01/23, value $1,114) acquired on 06/23/16, open maturity at $1,105	1,105	1,105
Repurchase Agreement with RBC, 0.00%, (Collateralized by $96 Eastman Chemical Co., 4.65%, due 10/15/44, value $99) acquired on 05/10/16, open maturity at $95	95	95
Repurchase Agreement with RBC, 0.05%, (Collateralized by $270 Calpine Corp., 5.38%, due 01/15/23, value $266) acquired on 06/15/16, open maturity at $261	261	261
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $1,036) acquired on 12/17/15, open maturity at $975	975	975
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,200 Caterpillar Inc., 3.40%, due 05/15/24, value $1,293) acquired on 12/17/15, open maturity at $1,215	1,215	1,215
Repurchase Agreement with RBC, 0.15% (Collateralized by $625 PepsiCo Inc., 5.50%, due 01/15/40, value $807) acquired on 12/17/15, open maturity at $747	747	747
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,373 EMC Corp., 2.65%, due 06/01/20, value $1,312) acquired on 05/10/16, open maturity at $1,253	1,253	1,253
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,750 Hewlett Packard Enterprise Co., 4.90%, due 10/15/25, value $1,836) acquired on 06/03/16, open maturity at $1,794	1,794	1,794
Repurchase Agreement with RBC, 0.15%, (Collateralized by $150 Navient Corp., 8.00%, due 03/25/20, value $154) acquired on 06/27/16, open maturity at $156	156	156
Repurchase Agreement with RBC, 0.15%, (Collateralized by $2,100 BHP Billiton Finance USA Ltd., 5.00%, due 09/30/43, value $2,440) acquired on 05/05/16, open maturity at $2,257	2,257	2,257
Repurchase Agreement with RBC, 0.15%, (Collateralized by $200 LifePoint Health Inc., 5.50%, due 12/01/21, value $210) acquired on 02/11/16, open maturity at $203	203	203
Repurchase Agreement with RBC, 0.15%, (Collateralized by $225 Navient Corp., 7.25%, due 01/25/22, value $219) acquired on 05/26/16, open maturity at $224	224	224
Repurchase Agreement with RBC, 0.15%, (Collateralized by $235 United Rentals North America Inc., 5.88%, due 09/15/26, value $236) acquired on 06/28/16, open maturity at $231	231	231
Repurchase Agreement with RBC, 0.15%, (Collateralized by $250 CommScope Technologies Finance LLC, 6.00%, due 06/15/25, value $259) acquired on 05/27/16, open maturity at $262	262	262
Repurchase Agreement with RBC, 0.15%, (Collateralized by $320 CDW LLC, 5.50%, due 12/01/24, value $334) acquired on 05/23/16, open maturity at $339	339	339
Repurchase Agreement with RBC, 0.15%, (Collateralized by $367 Occidental Petroleum Corp., 2.70%, due 02/15/23, value $374) acquired on 04/22/16, open maturity at $371	371	371
Repurchase Agreement with RBC, 0.15%, (Collateralized by $425 Netflix Inc., 5.50%, due 02/15/22, value $447) acquired on 02/08/16, open maturity at $440	440	440

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreement with RBC, 0.15%, (Collateralized by $544 Welltower Inc., 4.00%, due 06/01/25, value $574) acquired on 02/02/16, open maturity at $544	544	544
		64,768
Total Short Term Investments (cost $147,143)		147,122
Total Investments - 123.3% (cost $499,553)		490,169
Total Securities Sold Short - (28.9%) (proceeds $110,122)		(114,699)
Other Assets and Liabilities, Net - 5.6%		21,921
Total Net Assets - 100.0%		$397,391

SECURITIES SOLD SHORT - 28.9%
CORPORATE BONDS AND NOTES - 19.3%
AUSTRALIA - 0.7%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	1,430	1,508
Rio Tinto Finance USA Plc, 4.13%, 08/21/42	1,423	1,427
		2,935
BELGIUM - 0.4%
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	1,300	1,397
Solvay SA, 1.63%, 12/02/22 (d), EUR	200	235
		1,632
CANADA - 1.5%
Bank of Nova Scotia, 4.50%, 12/16/25 (i)	2,750	2,869
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	566	672
Royal Bank of Canada, 2.15%, 03/15/19	2,264	2,316
		5,857
CHINA - 0.1%
Bank of Communications Co. Ltd., 5.00%, (callable at 100 beginning 07/29/20) (d) (g)	200	203
Industrial & Commercial Bank of China Ltd., 6.00%, (callable at 100 beginning 12/10/19) (d) (g)	200	210
		413
FRANCE - 0.7%
Total Capital International SA, 3.75%, 04/10/24	2,515	2,775

IRELAND - 0.1%
Perrigo Finance Unltd. Co., 4.38%, 03/15/26	400	418

LUXEMBOURG - 0.1%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (c)	500	497

NETHERLANDS - 1.6%
LYB International Finance BV, 4.88%, 03/15/44	1,975	2,106
Shell International Finance BV, 3.25%, 05/11/25	3,957	4,163
		6,269
NORWAY - 0.7%
Statoil ASA
3.70%, 03/01/24	1,850	2,003
3.25%, 11/10/24	665	704
		2,707
SWITZERLAND - 0.3%
Novartis Capital Corp., 4.00%, 11/20/45	1,100	1,262
Syngenta Finance NV, 1.88%, 11/02/21, EUR	100	117
		1,379
UNITED KINGDOM - 0.1%
Standard Chartered Plc, 5.70%, 03/26/44 (c)	268	277

UNITED STATES OF AMERICA - 13.0%
Argos Merger Sub Inc., 7.13%, 03/15/23 (c)	225	233
Bank of America Corp., 6.50%, (callable at 100 beginning 10/23/24) (g)	784	837
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	2,100	2,440
Calpine Corp., 5.38%, 01/15/23	270	266
Caterpillar Inc., 3.40%, 05/15/24	1,200	1,293
CDW LLC, 5.50%, 12/01/24	320	334
Celgene Corp.
3.88%, 08/15/25	1,750	1,875
5.00%, 08/15/45	1,320	1,466
CenturyLink Inc., 7.50%, 04/01/24	775	787
Chevron Corp., 3.19%, 06/24/23	3,320	3,534
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (c)	250	259
ConocoPhillips Co., 4.95%, 03/15/26	3,147	3,581
Eastman Chemical Co., 4.65%, 10/15/44	684	708
EMC Corp.
2.65%, 06/01/20	1,373	1,312
3.38%, 06/01/23	330	301
Enterprise Products Operating LLC, 3.75%, 02/15/25	1,471	1,540
Exxon Mobil Corp.
2.71%, 03/06/25	1,355	1,419
3.04%, 03/01/26	1,250	1,327
4.11%, 03/01/46	1,250	1,414
Frontier Communications Corp., 8.88%, 09/15/20	500	538
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (g)	1,613	1,614
3.75%, 02/25/26	1,409	1,484
HCP Inc., 4.00%, 06/01/25	625	633
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (c)	1,750	1,836
Infor US Inc., 6.50%, 05/15/22	350	334
JC Penney Corp. Inc., 5.88%, 07/01/23 (c)	1,100	1,114
JPMorgan Chase & Co., 6.75%, (callable at 100 beginning 02/01/24) (g)	476	525
Kennametal Inc., 3.88%, 02/15/22	38	39
LifePoint Health Inc., 5.50%, 12/01/21	200	210
Merck & Co Inc., 3.70%, 02/10/45	1,100	1,162
Micron Technology Inc., 5.88%, 02/15/22	840	798
Molson Coors Brewing Co., 3.50%, 05/01/22	520	553
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (g)	680	675
Navient Corp.
0.00%, 03/25/20	150	154
8.00%, 01/25/22	225	219
Netflix Inc.
5.50%, 02/15/22	425	447
5.88%, 02/15/25	160	169
Occidental Petroleum Corp., 2.70%, 02/15/23	367	374
PepsiCo Inc.
2.75%, 04/30/25	1,000	1,036
5.50%, 01/15/40	625	807
Perrigo Co. Plc, 4.00%, 11/15/23	300	310
QUALCOMM Inc., 3.45%, 05/20/25	1,170	1,247
Rackspace Hosting Inc., 6.50%, 01/15/24 (c)	343	343
Seagate HDD Cayman, 4.75%, 06/01/23	1,150	973
Sinclair Television Group Inc., 5.88%, 03/15/26 (c)	600	615
Springleaf Finance Corp., 7.75%, 10/01/21	400	388
Steel Dynamics Inc., 5.50%, 10/01/24	190	195
Target Corp., 4.00%, 07/01/42	1,667	1,811
United Rentals North America Inc., 5.88%, 09/15/26	235	236
Ventas Realty LP, 3.50%, 02/01/25	1,250	1,287
Verizon Communications Inc., 3.50%, 11/01/24	1,200	1,283

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Wal-Mart Stores Inc., 4.30%, 04/22/44	389	458
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (g)	2,160	2,265
Welltower Inc., 4.00%, 06/01/25	544	574
		51,632
Total Corporate Bonds and Notes (proceeds $72,598)		76,791

GOVERNMENT AND AGENCY OBLIGATIONS - 9.6%
ECUADOR - 0.1%
Ecuador Government International Bond, 7.95%, 06/20/24 (d)	200	177

ITALY - 1.0%
Italy Buoni Poliennali Del Tesoro, 2.15%, 12/15/21, EUR	3,340	4,046

SPAIN - 2.5%
Spain Government Bond, 5.85%, 01/31/22, EUR	6,890	9,988
UNITED STATES OF AMERICA - 6.0%
U.S. Treasury Bond, 2.50%, 02/15/46 - 05/15/46	2,013	2,100
U.S. Treasury Note
0.88%, 04/15/19 - 06/15/19	7,411	7,448
1.38%, 04/30/21	3,435	3,495
1.13%, 06/30/21	4,022	4,042
1.63%, 05/31/23 - 02/15/26	3,665	3,710
1.38%, 06/30/23	2,885	2,902
		23,697
Total Government and Agency Obligations (proceeds $37,524)		37,908
Total Securities Sold Short - 28.9% (proceeds $110,122)		$114,699

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Financials	12.1%
Non-U.S. Government Agency ABS	10.7
Consumer Discretionary	8.0
Health Care	5.7
Information Technology	9.4
Telecommunication Services	2.3
Government Securities	7.9
Energy	4.7
Industrials	3.3
Consumer Staples	3.1
Materials	1.4
Utilities	1.3
Purchased Options	0.1
Short Term Investments	30.0
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Government Securities	33.1%
Energy	21.2
Financials	14.6
Materials	8.2
Information Technology	6.5
Health Care	5.8
Consumer Discretionary	3.8
Telecommunication Services	2.7
Consumer Staples	2.5
Industrials	1.4
Utilities	0.2
Total Short Investments	100.0%

(a)	Non-income producing security.
(b)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of June 30, 2016, the aggregate value of these liquid securities was $83,272 for long term investments and ($5,173) for securities sold short which represented 21.0% and (1.3%) of net assets, respectively.

(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(g)	Perpetual security.
(h)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(i)	Convertible security.
(j)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(k)	Security is in default relating to principal and interest.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determined.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(p)	The Sub-Adviser has deemed this security to be illiquid based on the procedure approved by the Board.
(q)	All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.

JNL/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 14.9%
1-800-Flowers.com Inc. - Class A (a)	6	$53
Aaron’s Inc.	3	61
AH Belo Corp. - Class A	4	22
America’s Car-Mart Inc. (a) (b)	1	39
American Axle & Manufacturing Holdings Inc. (a)	7	102
American Public Education Inc. (a)	2	50
Arctic Cat Inc. (b)	2	28
Ark Restaurants Corp.	1	13
Ascent Capital Group Inc. - Class A (a)	2	27
Ballantyne Strong Inc. (a)	2	10
Barnes & Noble Education Inc. (a)	5	50
Barnes & Noble Inc. (b)	8	88
Bassett Furniture Industries Inc.	1	28
Belmond Ltd. - Class A (a)	12	120
Big 5 Sporting Goods Corp.	3	25
Biglari Holdings Inc. (a)	—	—
BJ’s Restaurants Inc. (a)	3	121
Blue Nile Inc.	1	36
Bob Evans Farms Inc.	3	119
Bon-Ton Stores Inc. (b)	2	3
Bravo Brio Restaurant Group Inc. (a)	3	28
Bridgepoint Education Inc. (a) (b)	6	46
Build-A-Bear Workshop Inc. (a)	3	44
Caleres Inc.	7	174
Callaway Golf Co.	12	120

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cambium Learning Group Inc. (a)	3	11
Capella Education Co.	2	79
Career Education Corp. (a)	10	60
Carmike Cinemas Inc. (a)	3	83
Carriage Services Inc.	2	56
Carrol’s Restaurant Group Inc. (a)	5	54
Cato Corp. - Class A	4	141
Cavco Industries Inc. (a)	1	104
Central European Media Entertainment Ltd. - Class A (a) (b)	10	20
Century Casinos Inc. (a)	1	8
Century Communities Inc. (a)	1	15
Cherokee Inc. (a) (b)	1	16
Chico’s FAS Inc.	15	162
Children’s Place Retail Stores Inc.	3	220
Christopher & Banks Corp. (a)	5	11
Chuy’s Holdings Inc. (a)	2	71
Citi Trends Inc.	3	49
ClubCorp Holdings Inc.	7	85
Collectors Universe Inc.	2	36
Cooper-Standard Holding Inc. (a)	2	156
Core-Mark Holding Co. Inc.	1	58
Crocs Inc. (a) (b)	9	104
Culp Inc.	2	47
Cumulus Media Inc. - Class A (a)	15	4
Dave & Buster’s Entertainment Inc. (a)	2	110
Del Frisco’s Restaurant Group Inc. (a)	3	47
Delta Apparel Inc. (a)	1	34
Denny’s Corp. (a)	10	111
Destination Maternity Corp.	1	7
Destination XL Group Inc. (a) (b)	12	53
DineEquity Inc.	2	164
Dixie Group Inc. - Class A (a)	1	3
Drew Industries Inc.	1	53
DSW Inc. - Class A	1	11
El Pollo Loco Holdings Inc. (a) (b)	3	35
Entercom Communications Corp. - Class A	3	46
Entravision Communications Corp. - Class A	8	52
Escalade Inc.	2	22
Ethan Allen Interiors Inc.	4	132
EW Scripps Co. - Class A (a) (b)	13	204
Express Inc. (a)	9	134
Famous Dave’s Of America Inc. (a) (b)	1	4
Fiesta Restaurant Group Inc. (a)	3	70
Finish Line Inc. - Class A	6	123
Flexsteel Industries Inc.	1	30
Fox Factory Holding Corp. (a)	5	80
Francesca’s Holdings Corp. (a)	5	56
Fred’s Inc. - Class A	5	73
FTD Cos. Inc. (a)	4	90
Genesco Inc. (a)	2	150
Gentherm Inc. (a)	4	153
Global Eagle Entertainment Inc. (a)	3	22
Gordman’s Stores Inc. (a) (b)	3	4
Gray Television Inc. (a)	7	78
Green Brick Partners Inc. (a) (b)	4	27
Guess Inc. (b)	6	85
Harte-Hanks Inc.	11	17
Haverty Furniture Cos. Inc.	3	51
hhgregg Inc. (a) (b)	4	8
Hibbett Sports Inc. (a) (b)	3	110
Hooker Furniture Corp.	2	50
Horizon Global Corp. (a)	2	24
Installed Building Products Inc. (a)	4	132
International Speedway Corp. - Class A	3	101
Interval Leisure Group Inc.	4	71
Intrawest Resorts Holdings Inc. (a)	2	20
iRobot Corp. (a) (b)	3	121
Isle of Capri Casinos Inc. (a)	3	62
J Alexander’s Holdings Inc. (a)	1	14
Jamba Inc. (a) (b)	2	18
Johnson Outdoors Inc. - Class A	1	20
K12 Inc. (a)	4	49
KB Home (b)	7	104
Kirkland’s Inc. (a)	3	38
Kona Grill Inc. (a) (b)	1	16
Krispy Kreme Doughnuts Inc. (a)	8	176
La-Z-Boy Inc.	7	188
Libbey Inc.	3	49
Liberty Tax Inc. - Class A	1	15
Liberty TripAdvisor Holdings Inc. - Class A (a)	1	24
Lifetime Brands Inc.	2	30
Lindblad Expeditions Holdings Inc. (a)	2	20
Luby’s Inc. (a)	3	14
M/I Homes Inc. (a)	3	47
Malibu Boats Inc. - Class A (a)	2	22
Marcus Corp.	2	37
Marine Products Corp.	3	26
MarineMax Inc. (a) (b)	4	68
McClatchy Co. - Class A (a)	1	12
MDC Holdings Inc.	5	132
Meritage Homes Corp. (a)	4	160
Modine Manufacturing Co. (a)	7	64
Monarch Casino & Resort Inc. (a)	2	35
Motorcar Parts of America Inc. (a) (b)	2	65
Movado Group Inc. (b)	2	54
MSG Networks Inc. (a)	7	114
NACCO Industries Inc. - Class A	1	39
Nathan’s Famous Inc. (a)	1	42
National American University Holdings Inc. (b)	2	3
National CineMedia Inc.	8	121
Nautilus Inc. (a)	5	90
New Media Investment Group Inc.	3	45
New York & Co. Inc. (a)	10	15
Nexstar Broadcasting Group Inc. - Class A (b)	2	73
NutriSystem Inc.	4	94
Overstock.com Inc. (a)	2	40
Oxford Industries Inc.	2	130
Penn National Gaming Inc. (a)	2	33
Perry Ellis International Inc. (a)	2	48
PetMed Express Inc. (b)	2	47
Pier 1 Imports Inc. (b)	9	44
Popeyes Louisiana Kitchen Inc. (a)	3	166
Potbelly Corp. (a) (b)	3	39
RCI Hospitality Holdings Inc.	1	10
Reading International Inc. - Class A (a)	1	17
Red Lion Hotels Corp. (a) (b)	4	28
Red Robin Gourmet Burgers Inc. (a)	2	91
Regis Corp. (a)	7	89
Rent-A-Center Inc.	3	40
Rocky Brands Inc.	1	11
Ruby Tuesday Inc. (a)	6	23
Ruth’s Hospitality Group Inc.	4	61
Saga Communications Inc.	—	11
Salem Media Group Inc. - Class A	2	12
Scholastic Corp.	4	146
SeaWorld Entertainment Inc. (b)	9	125
Select Comfort Corp. (a)	6	133
Sequential Brands Group Inc. (a)	—	1
Shiloh Industries Inc. (a) (b)	2	18
Shoe Carnival Inc.	3	75
Shutterfly Inc. (a) (b)	4	165
Sizmek Inc. (a)	4	8
Skullcandy Inc. (a)	3	20
Skyline Corp. (a) (b)	3	31
Smith & Wesson Holding Corp. (a)	6	173

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sonic Automotive Inc. - Class A (b)	5	88
Sonic Corp.	6	155
Spartan Motors Inc.	5	32
Speedway Motorsports Inc.	5	94
Sportsman’s Warehouse Holdings Inc. (a)	4	30
Stage Stores Inc. (b)	4	20
Standard Motor Products Inc. (b)	3	137
Stanley Furniture Co. Inc. (a)	1	1
Stein Mart Inc.	6	48
Stoneridge Inc. (a)	4	56
Strattec Security Corp.	1	22
Strayer Education Inc. (a)	2	74
Sturm Ruger & Co. Inc. (b)	2	143
Superior Industries International Inc.	4	103
Superior Uniform Group Inc.	1	27
Sypris Solutions Inc. (a)	5	4
Tandy Leather Factory Inc. (a) (b)	1	8
Tile Shop Holdings Inc. (a) (b)	4	79
Tilly’s Inc. - Class A (a)	1	5
Time Inc.	8	130
TopBuild Corp. (a)	2	90
Tower International Inc.	3	53
Tronc Inc.	1	19
Tuesday Morning Corp. (a)	5	33
Tumi Holdings Inc. (a)	4	102
U.S. Auto Parts Network Inc. (a)	3	11
Unifi Inc. (a)	3	71
Universal Electronics Inc. (a) (b)	2	166
Universal Technical Institute Inc.	4	9
Vera Bradley Inc. (a) (b)	5	71
Vince Holding Corp. (a) (b)	4	22
Vitamin Shoppe Inc. (a) (b)	4	117
VOXX International Corp. - Class A (a)	2	6
WCI Communities Inc (a)	2	34
West Marine Inc. (a)	3	22
Weyco Group Inc. (b)	1	40
William Lyon Homes - Class A (a) (b)	3	45
Winmark Corp.	1	75
Winnebago Industries Inc.	3	76
Zagg Inc. (a)	3	14
Zumiez Inc. (a)	4	56
		12,443
CONSUMER STAPLES - 3.2%
Alico Inc.	1	34
Alliance One International Inc. (a) (b)	1	15
Andersons Inc.	2	86
Avon Products Inc.	17	64
Calavo Growers Inc.	2	137
Central Garden & Pet Co. - Class A (a)	7	152
Chefs’ Warehouse Inc. (a) (b)	3	51
Coca-Cola Bottling Co.	1	167
Craft Brewers Alliance Inc. (a)	2	25
Dean Foods Co.	11	191
Farmer Bros. Co. (a) (b)	3	85
Ingles Markets Inc. - Class A	2	76
Inter Parfums Inc. (b)	4	111
Inventure Foods Inc. (a) (b)	3	23
John B. Sanfilippo & Son Inc.	1	51
Landec Corp. (a)	4	43
Lifeway Foods Inc. (a)	—	4
Limoneira Co. (b)	—	3
Medifast Inc.	2	58
MGP Ingredients Inc.	2	71
Natural Grocers by Vitamin Cottage Inc. (a) (b)	2	30
Natural Health Trends Corp. (b)	1	25
Nutraceutical International Corp. (a)	1	16
Oil-Dri Corp. of America	1	22
Omega Protein Corp. (a)	4	70
Orchids Paper Products Co. (b)	1	32
Primo Water Corp. (a)	3	36
Revlon Inc. - Class A (a)	3	82
Rocky Mountain Chocolate Factory Inc. (b)	2	15
Seneca Foods Corp. - Class A (a)	1	39
Smart & Final Stores Inc. (a)	1	8
SpartanNash Co.	4	129
SUPERVALU Inc. (a)	11	53
United-Guardian Inc. (b)	—	2
Universal Corp. (b)	2	138
USANA Health Sciences Inc. (a)	1	149
Village Super Market Inc. - Class A	2	54
WD-40 Co.	2	222
Weis Markets Inc.	3	138
		2,707
ENERGY - 2.5%
Abraxas Petroleum Corp. (a)	4	4
Adams Resources & Energy Inc.	1	31
Alon USA Energy Inc. (b)	9	58
Basic Energy Services Inc. (a) (b)	6	11
Bill Barrett Corp. (a)	5	33
Bonanza Creek Energy Inc. (a) (b)	1	2
Callon Petroleum Co. (a)	8	93
Clayton Williams Energy Inc. (a) (b)	1	41
Cloud Peak Energy Inc. (a) (b)	7	13
Contango Oil & Gas Co. (a)	2	25
Dawson Geophysical Co. (a) (b)	3	24
DHT Holdings Inc. (b)	11	57
Dorian LPG Ltd. (a) (b)	2	14
Era Group Inc. (a)	2	20
Evolution Petroleum Corp.	3	16
Forum Energy Technologies Inc. (a)	9	156
GasLog Ltd. (b)	2	24
Gastar Exploration Inc. (a)	11	12
Geospace Technologies Corp. (a) (b)	1	22
Green Plains Renewable Energy Inc.	5	91
Gulf Island Fabrication Inc.	2	13
Gulfmark Offshore Inc. - Class A (a)	3	9
Helix Energy Solutions Group Inc. (a)	12	80
Hornbeck Offshore Services Inc. (a) (b)	4	37
ION Geophysical Corp. (a) (b)	1	7
Jones Energy Inc. - Class A (a)	3	12
Matador Resources Co. (a) (b)	2	35
Matrix Service Co. (a)	3	53
McDermott International Inc. (a)	3	14
Mitcham Industries Inc. (a)	2	6
Natural Gas Services Group Inc. (a)	1	30
Newpark Resources Inc. (a)	11	63
Nordic American Offshore Ltd. (b)	—	1
Nordic American Tankers Ltd. (b)	9	128
Oil States International Inc. (a)	3	94
Overseas Shipholding Group Inc. - Class A	1	16
Panhandle Oil and Gas Inc. - Class A	2	37
Par Pacific Holdings Inc. (a)	3	52
Parker Drilling Co. (a)	13	29
PHI Inc. (a)	1	26
Pioneer Energy Services Corp. (a)	10	46
Renewable Energy Group Inc. (a) (b)	6	52
RigNet Inc. (a) (b)	2	32
Scorpio Tankers Inc.	14	58
SEACOR Holdings Inc. (a) (b)	2	114
SemGroup Corp. - Class A	1	24
Synergy Resources Corp. (a)	13	84
Teekay Tankers Ltd. - Class A (b)	12	35
Tesco Corp.	5	33
Tetra Technologies Inc. (a)	11	68

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Unit Corp. (a)	4	62
VAALCO Energy Inc. (a)	9	9
Willbros Group Inc. (a)	1	1
		2,107
FINANCIALS - 22.2%
1st Source Corp.	4	133
A-Mark Precious Metals Inc.	—	3
Access National Corp.	3	49
Alexander & Baldwin Inc.	—	13
Altisource Portfolio Solutions SA (a) (b)	—	10
Ambac Financial Group Inc. (a)	5	90
American National Bankshares Inc.	1	32
American River Bankshares (a)	1	11
Ameris Bancorp	4	119
Amerisafe Inc.	3	154
Argo Group International Holdings Ltd.	1	52
Arrow Financial Corp.	2	58
Asta Funding Inc. (a)	2	16
Astoria Financial Corp.	13	200
Atlas Financial Holdings Inc. (a)	1	12
AV Homes Inc. (a)	2	28
Baldwin & Lyons Inc. - Class B	2	48
Banc of California Inc.	5	93
BancFirst Corp.	2	135
Bancorp Inc. (a)	4	23
Bank Mutual Corp.	5	37
Bank of Commerce Holdings	1	7
Bank of Marin Bancorp	1	29
BankFinancial Corp.	3	39
Banner Corp.	4	155
Bar Harbor Bankshares	1	44
BBCN Bancorp Inc.	9	141
BCB Bancorp Inc.	2	18
Beneficial Bancorp Inc. (a)	8	97
Berkshire Hills Bancorp Inc.	3	86
Blue Hills Bancorp Inc.	2	32
BNC Bancorp	4	90
BofI Holding Inc. (a) (b)	8	144
Boston Private Financial Holdings Inc.	11	133
Bridge Bancorp Inc. (b)	1	34
Brookline Bancorp Inc.	9	99
Bryn Mawr Bank Corp. (b)	2	48
C&F Financial Corp.	1	42
Calamos Asset Management Inc. - Class A	2	17
Camden National Corp.	2	70
Capital Bank Financial Corp. - Class A	3	93
Capital City Bank Group Inc.	2	28
Cardinal Financial Corp.	4	96
Cascade Bancorp (a)	5	30
Cash America International Inc.	4	166
Centerstate Banks of Florida Inc.	6	87
Central Pacific Financial Corp.	4	104
Century Bancorp Inc. - Class A	1	29
Charter Financial Corp.	1	7
Chemical Financial Corp.	5	174
Citizens & Northern Corp.	—	8
Citizens Inc. - Class A (a) (b)	8	62
City Holdings Co.	2	85
Clifton Bancorp Inc. (b)	4	53
CNB Financial Corp.	1	26
CoBiz Financial Inc.	7	76
Codorus Valley Bancorp Inc.	1	13
Cohen & Steers Inc.	3	112
Columbia Banking System Inc.	6	166
Community Bank System Inc.	5	189
Community Bankers Trust Corp. (a)	1	7
Community Trust Bancorp Inc.	3	97
ConnectOne Bancorp Inc.	3	48
Consolidated-Tomoka Land Co.	1	42
Consumer Portfolio Services Inc. (a) (b)	4	15
Cowen Group Inc. - Class A (a) (b)	13	37
Crawford & Co. - Class A	1	10
Crawford & Co. - Class B	4	32
CU Bancorp (a)	1	26
Customers Bancorp Inc. (a)	3	81
Diamond Hill Investment Group Inc.	1	114
Dime Community Bancshares Inc.	5	77
Donegal Group Inc. - Class A	2	38
Eagle Bancorp Inc. (a)	3	151
eHealth Inc. (a)	2	32
EMC Insurance Group Inc.	2	67
Emergent Capital Inc. (a) (b)	1	3
Employer Holdings Inc.	4	124
Encore Capital Group Inc. (a) (b)	3	73
Enova International Inc. (a)	4	26
Enterprise Bancorp Inc.	2	36
Enterprise Financial Services Corp.	2	64
ESSA Bancorp Inc.	1	16
Ezcorp Inc. - Class A (a) (b)	5	41
Farmers Capital Bank Corp.	1	20
FBL Financial Group Inc. - Class A	2	138
FCB Financial Holdings Inc. (a)	4	127
Federal Agricultural Mortgage Corp. - Class C	1	34
Federated National Holding Co.	2	39
Fidelity & Guaranty Life (b)	1	14
Fidelity Southern Corp.	3	42
Financial Institutions Inc.	2	59
First Bancorp Inc.	1	31
First Bancorp Inc. (a)	23	93
First Bancorp Inc.	1	26
First Busey Corp.	6	120
First Business Financial Services Inc.	1	28
First Cash Financial Services Inc. (b)	3	175
First Commonwealth Financial Corp.	11	102
First Community Bancshares Inc.	2	51
First Connecticut Bancorp Inc.	2	35
First Defiance Financial Corp.	1	38
First Financial Bancorp	8	147
First Financial Corp.	2	64
First Financial Northwest Inc.	2	30
First Foundation Inc. (a)	—	10
First Interstate BancSystem Inc. - Class A (b)	3	72
First Merchants Corp.	4	111
First Midwest Bancorp Inc.	10	169
First NBC Bank Holding Co. (a)	2	30
First of Long Island Corp.	1	40
First South Bancorp Inc.	—	4
Flagstar Bancorp Inc. (a)	7	174
Flushing Financial Corp.	5	103
Forestar Group Inc. (a) (b)	5	54
Fox Chase Bancorp Inc.	1	29
FRP Holdings Inc. (a)	1	32
Gain Capital Holdings Inc.	5	32
GAMCO Investors Inc. - Class A	1	35
German American Bancorp Inc.	2	52
Global Indemnity Plc (a)	1	39
Great Southern Bancorp Inc.	2	65
Great Western Bancorp Inc.	1	20
Green Dot Corp. - Class A (a)	6	134
Greenhill & Co. Inc.	3	56
Greenlight Capital Re Ltd. - Class A (a) (b)	4	85
Griffin Industrial Realty Inc. - Class A	1	27
Guaranty Bancorp	1	18
Hallmark Financial Services Inc. (a)	2	23
Hanmi Financial Corp.	4	92

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HCI Group Inc.	2	43
Heartland Financial USA Inc.	2	81
Hennessy Advisors Inc.	1	17
Heritage Commerce Corp.	4	43
Heritage Financial Corp.	3	56
Heritage Insurance Holdings Inc.	3	36
HFF Inc. - Class A	5	153
Hingham Institution for Savings	—	41
Home Bancorp Inc. (b)	—	10
HomeStreet Inc. (a) (b)	3	54
HomeTrust Bancshares Inc. (a)	2	29
Horace Mann Educators Corp.	5	178
Horizon Bancorp	1	24
Independence Holding Co. (b)	1	25
Independent Bank Corp.	3	137
Independent Bank Group Inc.	1	51
Infinity Property & Casualty Corp.	1	74
International Bancshares Corp.	2	47
INTL FCStone Inc. (a)	3	91
Investment Technology Group Inc.	4	74
Investors Title Co.	—	37
KCG Holdings Inc. - Class A (a)	10	133
Kearny Financial Corp.	10	120
Ladenburg Thalmann Financial Services Inc. (a) (b)	24	57
Lakeland Bancorp Inc.	3	35
Lakeland Financial Corp.	3	118
LegacyTexas Financial Group Inc.	6	157
LendingTree Inc. (a) (b)	1	99
Macatawa Bank Corp. (b)	1	9
Maiden Holdings Ltd.	9	115
MainSource Financial Group Inc.	3	64
Malvern Bancorp Inc. (a)	1	10
Manning & Napier Inc. - Class A (b)	3	24
Marcus & Millichap Inc. (a)	3	77
Marlin Business Services Inc.	1	24
MBIA Inc. (a) (b)	19	132
MBT Financial Corp.	3	24
Mercantile Bank Corp.	2	54
Merchants Bancshares Inc.	2	48
Meridian Bancorp Inc.	5	80
Meta Financial Group Inc.	1	43
Midsouth Bancorp Inc. (b)	2	23
MidWestOne Financial Group Inc.	1	17
National Bank Holdings Corp. - Class A	4	82
National Bankshares Inc. (b)	1	17
National Interstate Corp.	3	89
National Western Life Group Inc.	—	88
Navigators Group Inc.	2	181
NBT Bancorp Inc.	6	170
Nelnet Inc.	3	116
NewStar Financial Inc. (a) (b)	6	51
Nicholas Financial Inc. (a)	2	19
NMI Holdings Inc. - Class A (a)	4	24
Northeast Bancorp	—	2
Northfield Bancorp Inc.	6	90
Northrim BanCorp Inc.	1	29
Northwest Bancshares Inc.	13	192
OceanFirst Financial Corp.	2	43
OFG Bancorp	6	48
Old National Bancorp	12	153
OneBeacon Insurance Group Ltd. - Class A	2	33
Oppenheimer Holdings Inc. - Class A (b)	2	28
Opus Bank	4	121
Oritani Financial Corp.	6	94
Pacific Continental Corp.	3	41
Pacific Mercantile Bancorp (a) (b)	1	8
Pacific Premier Bancorp Inc. (a)	3	66
Park National Corp. (b)	2	161
Park Sterling Corp.	6	40
Peapack Gladstone Financial Corp.	2	34
Penns Woods Bancorp Inc. (b)	1	25
PennyMac Financial Services Inc. - Class A (a)	2	25
Peoples Bancorp Inc.	2	41
PHH Corp. (a)	6	79
Pico Holdings Inc. (a)	3	25
Preferred Bank	2	57
Premier Financial Bancorp Inc.	—	8
Provident Financial Holdings Inc.	2	38
Provident Financial Services Inc.	7	138
Prudential Bancorp Inc.	1	10
Pzena Investment Management Inc.	1	9
QCR Holdings Inc.	—	10
RE/MAX Holdings Inc. (b)	2	75
Regional Management Corp. (a)	2	25
Renasant Corp.	5	160
Republic Bancorp Inc. - Class A	3	80
Resource America Inc. - Class A	1	12
S&T Bancorp Inc.	4	101
Safeguard Scientifics Inc. (a)	3	36
Safety Insurance Group Inc.	2	130
Sandy Spring Bancorp Inc.	3	97
Seacoast Banking Corp. of Florida (a)	4	71
Security National Financial Corp. - Class A (a)	1	5
Selective Insurance Group	3	107
ServisFirst Bancshares Inc. (b)	2	120
Shore Bancshares Inc.	1	13
Sierra Bancorp	2	35
Silvercrest Asset Management Group Inc. - Class A	1	10
Simmons First National Corp. - Class A	4	163
South State Corp.	2	111
Southside Bancshares Inc.	3	100
Southwest Bancorp Inc. (b)	3	47
St. Joe Co. (a) (b)	5	90
State Auto Financial Corp.	5	116
State Bank Financial Corp.	4	82
State National Cos. Inc.	3	30
Stewart Information Services Corp.	3	132
Stock Yards Bancorp Inc. (b)	3	83
Stonegate Bank	—	13
Stratus Properties Inc. (a)	—	5
Suffolk Bancorp	2	66
Sun Bancorp Inc. (a)	3	52
Talmer Bancorp Inc.	6	120
Tejon Ranch Co. (a) (b)	3	69
Territorial Bancorp Inc.	1	34
Tompkins Financial Corp.	2	142
Towne Bank (b)	5	109
Trico Bancshares	3	75
Tristate Capital Holdings Inc. (a)	2	25
TrustCo Bank Corp.	12	76
Trustmark Corp.	7	163
Union Bankshares Corp.	6	150
United Community Banks Inc.	8	152
United Community Financial Corp.	3	20
United Financial Bancorp Inc.	8	105
United Fire Group Inc.	3	145
United Insurance Holdings Corp.	2	38
Universal Insurance Holdings Inc.	5	87
Univest Corp. of Pennsylvania	2	43
Virtus Investment Partners Inc. (b)	1	69
Walker & Dunlop Inc. (a)	3	78
Washington Trust Bancorp Inc.	2	90
WashingtonFirst Bankshares Inc.	—	5
Waterstone Financial Inc.	5	77

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
WesBanco Inc.	5	157
West Bancorp Inc.	2	32
Westamerica Bancorporation (b)	3	146
Westfield Financial Inc.	6	45
Westwood Holdings Group Inc.	1	55
Wilshire Bancorp Inc.	10	105
World Acceptance Corp. (a) (b)	1	45
WSFS Financial Corp.	4	125
Yadkin Financial Corp.	5	132
		18,551
HEALTH CARE - 10.2%
Abaxis Inc. (b)	3	136
Accuray Inc. (a) (b)	6	29
Aceto Corp.	4	90
Achillion Pharmaceuticals Inc. (a) (b)	2	17
Acorda Therapeutics Inc. (a) (b)	5	129
Adamas Pharmaceuticals Inc. (a) (b)	1	19
Addus HomeCare Corp. (a) (b)	2	36
Air Methods Corp. (a) (b)	4	146
Akebia Therapeutics Inc. (a) (b)	2	16
Albany Molecular Research Inc. (a) (b)	5	70
Alliance HealthCare Services Inc. (a)	—	2
Almost Family Inc. (a)	1	50
AMAG Pharmaceuticals Inc. (a) (b)	2	36
Amedisys Inc. (a)	3	157
Amicus Therapeutics Inc. (a)	3	17
AMN Healthcare Services Inc. (a)	6	255
Amphastar Pharmaceuticals Inc. (a)	4	59
Analogic Corp.	2	138
AngioDynamics Inc. (a)	5	71
ANI Pharmaceuticals Inc. (a) (b)	1	45
Anika Therapeutics Inc. (a)	2	96
Assembly Biosciences Inc. (a)	1	3
Atrion Corp.	—	171
BioScrip Inc. (a) (b)	1	4
Biospecifics Technologies Corp. (a)	1	23
BioTelemetry Inc. (a)	3	49
Bovie Medical Corp. (a) (b)	1	1
Cambrex Corp. (a)	4	207
Capital Senior Living Corp. (a) (b)	4	75
Cascadian Therapeutics Inc. (a) (b)	2	2
Catalyst Biosciences Inc. (b)	1	1
Civitas Solutions Inc. (a)	1	13
Computer Programs & Systems Inc. (b)	2	62
Concert Pharmaceuticals Inc. (a)	2	23
Conmed Corp.	4	180
Corvel Corp. (a)	3	139
Cross Country Healthcare Inc. (a)	4	52
CryoLife Inc.	5	58
Cumberland Pharmaceuticals Inc. (a)	3	13
Cutera Inc. (a)	3	30
Cynosure Inc. - Class A (a)	3	128
DepoMed Inc. (a) (b)	7	131
Emergent BioSolutions Inc. (a)	5	132
Ensign Group Inc.	7	140
Enzo Biochem Inc. (a)	4	26
Exactech Inc. (a)	2	44
ExamWorks Group Inc. (a)	5	169
Five Prime Therapeutics Inc. (a)	3	115
Five Star Quality Care Inc. (a)	9	21
Fluidigm Corp. (a) (b)	3	28
Genesis Healthcare Inc. - Class A (a)	5	8
Greatbatch Inc. (a)	3	98
Haemonetics Corp. (a)	6	167
Halyard Health Inc. (a)	5	162
Hanger Orthopedic Group Inc. (a)	4	30
Harvard Bioscience Inc. (a)	6	16
HealthStream Inc. (a)	4	94
Healthways Inc. (a)	5	59
HMS Holdings Corp. (a)	9	158
ICU Medical Inc. (a)	2	227
Ignyta Inc. (a) (b)	2	10
Innoviva Inc. (b)	1	12
Inogen Inc. (a)	2	106
Interpace Diagnostics Group Inc. (a)	2	1
Invacare Corp. (b)	4	47
Invitae Corp. (a) (b)	1	7
Iridex Corp. (a)	2	24
Kindred Healthcare Inc.	8	90
Landauer Inc. (b)	1	32
Lannett Co. Inc. (a) (b)	—	7
LeMaitre Vascular Inc.	3	38
LHC Group Inc. (a)	3	117
Lipocine Inc. (a) (b)	1	4
LivaNova Plc (a)	1	65
Luminex Corp. (a)	5	100
Magellan Health Services Inc. (a)	2	154
Meridian Bioscience Inc.	5	104
Merit Medical Systems Inc. (a)	7	129
Misonix Inc. (a)	1	5
Momenta Pharmaceuticals Inc. (a)	5	52
National Healthcare Corp.	1	95
National Research Corp. - Class A	5	67
National Research Corp. - Class B	1	27
Natus Medical Inc. (a)	5	182
Nuvectra Corp. (a)	1	8
Omnicell Inc. (a)	5	168
OraSure Technologies Inc. (a)	11	65
Orthofix International NV (a)	3	112
Pain Therapeutics Inc. (a)	5	11
PDL BioPharma Inc.	21	66
PharMerica Corp. (a)	4	107
Phibro Animal Health Corp. - Class A	2	36
Prestige Brands Holdings Inc. (a)	1	46
Progenics Pharmaceuticals Inc. (a) (b)	9	40
Providence Services Corp. (a)	2	95
Quality Systems Inc.	8	91
Quidel Corp. (a) (b)	4	70
RadNet Inc. (a)	6	30
Repligen Corp. (a)	6	160
Retrophin Inc. (a) (b)	1	12
Rigel Pharmaceuticals Inc. (a)	11	24
RTI Surgical Inc. (a)	13	45
Sagent Pharmaceuticals Inc. (a) (b)	4	64
Sangamo Biosciences Inc. (a) (b)	2	11
Sciclone Pharmaceuticals Inc. (a)	8	106
SeaSpine Holdings Corp. (a) (b)	—	3
Select Medical Holdings Corp. (a)	5	55
Simulations Plus Inc.	1	7
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (a)	7	45
Sucampo Pharmaceuticals Inc. - Class A (a)	8	92
Supernus Pharmaceuticals Inc. (a)	6	118
Surgical Care Affiliates Inc. (a)	2	108
SurModics Inc. (a)	3	60
Symmetry Surgical Inc. (a)	1	13
Theravance Biopharma Inc. (a) (b)	1	19
Tonix Pharmaceuticals Holding Corp. (a) (b)	1	3
Triple-S Management Corp. - Class B (a) (b)	4	96
Universal American Corp. (b)	11	83
US Physical Therapy Inc.	2	91
Utah Medical Products Inc.	1	46
Vascular Solutions Inc. (a)	2	102
Verastem Inc. (a) (b)	1	2
Vitae Pharmaceuticals Inc. (a) (b)	2	18

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Zogenix Inc. (a) (b)	1	8
		8,488
INDUSTRIALS - 20.8%
AAON Inc.	7	190
AAR Corp.	5	116
Acacia Research Corp.	6	27
ACCO Brands Corp. (a) (b)	16	160
Actuant Corp. - Class A	7	156
Advanced Drainage Systems Inc. (b)	5	131
Aegion Corp. (a)	4	75
Aerojet Rocketdyne Holdings Inc. (a)	8	147
Aerovironment Inc. (a)	3	81
Air Transport Services Group Inc. (a)	9	115
Alamo Group Inc.	2	113
Albany International Corp. - Class A	4	156
Allied Motion Technologies Inc.	1	23
Altra Holdings Inc.	4	96
Ameresco Inc. - Class A (a)	4	18
American Railcar Industries Inc.	2	82
American Science & Engineering Inc. (b)	1	36
American Woodmark Corp. (a)	2	147
Apogee Enterprises Inc.	4	182
Applied Industrial Technologies Inc.	3	141
ARC Document Solutions Inc. (a)	6	23
ArcBest Corp.	4	58
Argan Inc. (b)	2	76
Armstrong Flooring Inc. (a)	—	7
Astec Industries Inc.	3	158
Astronics Corp. (a)	2	64
Astronics Corp. - Class B (a)	2	67
Atlas Air Worldwide Holdings Inc. (a)	3	120
AZZ Inc.	3	203
Babcock & Wilcox Enterprises Inc. (a)	4	65
BMC Stock Holdings Inc. (a)	5	94
Brady Corp. - Class A	6	173
Briggs & Stratton Corp.	6	125
Brink’s Co.	6	178
Builders FirstSource Inc. (a)	13	145
CAI International Inc. (a)	3	19
Casella Waste Systems Inc. - Class A (a)	5	36
CBIZ Inc. (a)	7	69
CDI Corp.	3	19
Ceco Environmental Corp.	5	45
Celadon Group Inc.	3	27
Chart Industries Inc. (a)	4	91
CIRCOR International Inc. (b)	2	115
Columbus Mckinnon Corp.	3	37
Comfort Systems USA Inc.	4	146
Commercial Vehicle Group Inc. (a)	6	30
Continental Building Products Inc. (a)	5	117
Covenant Transportation Group Inc. - Class A (a) (b)	2	31
CPI Aerostructures Inc. (a)	3	21
CRA International Inc. (a)	1	13
Cubic Corp. (b)	3	126
DigitalGlobe Inc. (a)	1	30
Douglas Dynamics Inc.	4	91
Ducommun Inc. (a)	2	41
DXP Enterprises Inc. (a)	1	22
Dynamic Materials Corp.	2	21
Eastern Co.	1	10
Echo Global Logistics Inc. (a)	4	85
Encore Wire Corp.	3	103
Energy Recovery Inc. (a) (b)	10	90
Engility Holdings Inc. (a)	3	56
Ennis Inc.	3	66
EnPro Industries Inc.	3	117
ESCO Technologies Inc. (b)	4	148
Espey Manufacturing & Electronics Corp.	1	16
Essendant Inc.	4	121
ExOne Co. (a) (b)	1	10
Exponent Inc.	3	185
Federal Signal Corp.	8	106
Forward Air Corp.	4	161
Franklin Covey Co. (a)	2	38
Franklin Electric Co. Inc. (b)	5	180
FreightCar America Inc.	2	35
Fuel Tech Inc. (a)	4	5
G&K Services Inc. - Class A	3	199
General Cable Corp. (b)	5	63
Gibraltar Industries Inc. (a)	4	134
Global Brass & Copper Holdings Inc.	2	66
Global Power Equipment Group Inc. (a)	3	6
Goldfield Corp. (a)	3	11
Gorman-Rupp Co. (b)	4	116
GP Strategies Corp. (a)	3	59
Graham Corp.	1	23
Granite Construction Inc.	4	173
Great Lakes Dredge & Dock Corp. (a)	7	29
Greenbrier Cos. Inc. (b)	1	33
Griffon Corp.	8	131
H&E Equipment Services Inc. (b)	5	93
Hardinge Inc.	2	21
Harsco Corp.	7	46
Hawaiian Holdings Inc. (a)	6	226
HC2 Holdings Inc. (a) (b)	2	10
Heartland Express Inc. (b)	8	134
Heidrick & Struggles International Inc.	3	48
Heritage-Crystal Clean Inc. (a)	—	3
Herman Miller Inc.	2	65
Hill International Inc. (a)	4	16
Houston Wire & Cable Co.	3	14
HUB Group Inc. - Class A (a)	4	165
Hudson Global Inc.	2	3
Hurco Cos. Inc.	1	25
Huron Consulting Group Inc. (a)	3	158
Hyster-Yale Materials Handling Inc. - Class A (b)	1	89
ICF International Inc. (a)	2	91
IES Holdings Inc. (a) (b)	2	22
InnerWorkings Inc. (a)	4	35
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	3	266
Insteel Industries Inc.	3	86
Interface Inc.	8	127
Intersections Inc. (a) (b)	3	6
John Bean Technologies Corp.	4	239
Kaman Corp. - Class A (b)	4	151
Kelly Services Inc. - Class A (b)	4	84
Keyw Holding Corp. (a) (b)	4	38
Kforce Inc.	4	69
Kimball International Inc. - Class B	4	50
KLX Inc. (a)	1	17
Knoll Inc.	7	159
Korn/Ferry International	6	126
Kratos Defense & Security Solutions Inc. (a) (b)	6	24
Lawson Products Inc. (a)	—	8
Layne Christensen Co. (a) (b)	3	21
LB Foster Co. (b)	2	18
Lindsay Corp. (b)	1	89
LMI Aerospace Inc. (a)	2	13
LS Starrett Co. - Class A	—	6
LSI Industries Inc.	2	25
Lydall Inc. (a)	2	78
Manitex International Inc. (a) (b)	1	6

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Marten Transport Ltd. (b)	6	118
MasTec Inc. (a) (b)	8	179
Matson Inc.	5	156
Matthews International Corp. - Class A	3	141
McGrath RentCorp	4	118
Mercury Systems Inc. (a)	5	137
Meritor Inc. (a)	13	92
Miller Industries Inc.	1	29
Mistras Group Inc. (a)	5	109
Mobile Mini Inc. (b)	4	154
MRC Global Inc. (a)	12	176
MSA Safety Inc.	1	74
Mueller Industries Inc.	4	131
Mueller Water Products Inc. - Class A	19	212
Multi-Color Corp. (b)	2	152
MYR Group Inc. (a)	3	65
National Presto Industries Inc. (b)	1	93
Navigant Consulting Inc. (a)	7	107
Navistar International Corp. (a) (b)	1	14
NCI Building Systems Inc. (a)	9	136
NL Industries Inc. (a)	2	5
NN Inc. (b)	3	41
Nortek Inc. (a)	2	124
Northwest Pipe Co. (a)	1	13
NV5 Holdings Inc. (a) (b)	1	14
Omega Flex Inc.	1	39
Orion Energy Systems Inc. (a) (b)	2	3
Orion Group Holdings Inc. (a)	4	23
PAM Transportation Services Inc. (a)	1	8
Park-Ohio Holdings Corp.	2	58
Patrick Industries Inc. (a)	3	162
Patriot Transportation Holding Inc. (a)	—	6
Pendrell Corp. (a)	8	4
Performant Financial Corp. (a)	3	5
PGT Inc. (a)	6	67
Ply Gem Holdings Inc. (a)	7	96
Powell Industries Inc.	1	49
Power Solutions International Inc. (a)	1	15
Preformed Line Products Co.	—	4
Primoris Services Corp.	7	124
Providence and Worcester Railroad Co.	—	4
Quad/Graphics Inc. - Class A	4	84
Quanex Building Products Corp.	4	83
Radiant Logistics Inc. (a)	4	13
Raven Industries Inc. (b)	5	90
Resources Connection Inc.	5	75
Roadrunner Transportation Systems Inc. (a)	5	35
RPX Corp. (a)	6	51
Rush Enterprises Inc. - Class A (a) (b)	4	86
Saia Inc. (a)	4	88
SIFCO Industries Inc. (a)	1	12
Simpson Manufacturing Co. Inc.	—	13
SkyWest Inc.	6	163
SP Plus Corp. (a)	3	65
Sparton Corp. (a)	2	40
SPX Corp.	5	72
Standex International Corp.	2	163
Steelcase Inc. - Class A	2	23
Sterling Construction Co. Inc. (a)	2	11
Sun Hydraulics Corp.	3	97
Supreme Industries Inc. - Class A	3	35
TAL International Group Inc.	4	57
Taser International Inc. (a) (b)	7	167
Team Inc. (a) (b)	4	91
Tennant Co.	2	133
Tetra Tech Inc.	4	113
Thermon Group Holdings Inc. (a)	5	91
Titan International Inc. (b)	6	34
Titan Machinery Inc. (a) (b)	3	35
TRC Cos. Inc. (a)	2	13
Trex Co. Inc. (a)	4	186
TriMas Corp. (a)	5	94
TriNet Group Inc. (a)	7	145
TrueBlue Inc. (a)	5	103
Tutor Perini Corp. (a) (b)	5	118
Twin Disc Inc. (b)	2	23
Ultralife Corp. (a)	—	1
Universal Forest Products Inc.	3	265
Universal Logistics Holdings Inc.	3	40
US Ecology Inc. (b)	3	124
USA Truck Inc. (a)	1	20
Vectrus Inc. (a)	1	17
Veritiv Corp. (a) (b)	2	58
Versar Inc. (a)	2	2
Viad Corp.	3	85
Vicor Corp. (a)	1	12
Virgin America Inc. (a)	—	19
Volt Information Sciences Inc. (a)	1	7
VSE Corp. (b)	1	60
Wabash National Corp. (a)	8	102
Wesco Aircraft Holdings Inc. (a)	10	141
Westport Innovations Inc. (a)	7	12
Willdan Group Inc. (a)	1	8
Xerium Technologies Inc. (a)	1	9
YRC Worldwide Inc. (a)	3	27
		17,409
INFORMATION TECHNOLOGY - 15.3%
Actua Corp. (a)	5	43
Acxiom Corp. (a)	4	87
ADTRAN Inc.	7	139
Advanced Energy Industries Inc. (a)	5	196
Agilysys Inc. (a)	3	33
Alpha & Omega Semiconductor Ltd. (a)	4	56
American Software Inc. - Class A	4	43
Amkor Technology Inc. (a)	13	76
Amtech Systems Inc. (a)	2	10
Angie’s List Inc. (a)	3	22
AVG Technologies NV (a)	7	137
Avid Technology Inc. (a)	5	27
Aware Inc. (a)	5	21
Axcelis Technologies Inc. (a)	11	31
AXT Inc. (a)	9	30
Badger Meter Inc.	2	145
Bankrate Inc. (a)	9	65
Barracuda Networks Inc. (a)	3	49
Bazaarvoice Inc. (a)	2	10
Bel Fuse Inc. - Class B	2	35
Benchmark Electronics Inc. (a)	6	130
Black Box Corp.	2	22
Blucora Inc. (a)	4	44
Bottomline Technologies Inc. (a)	4	78
BroadVision Inc. (a)	2	12
Brooks Automation Inc.	8	87
Cabot Microelectronics Corp.	3	141
CalAmp Corp. (a)	4	66
Calix Inc. (a)	8	53
Cardtronics Inc. (a)	5	192
Cass Information Systems Inc.	2	93
Ceva Inc. (a)	2	63
Ciber Inc. (a)	14	21
Clearfield Inc. (a) (b)	2	40
Coherent Inc. (a)	1	58
Cohu Inc.	3	35
Communications Systems Inc.	1	8
Computer Task Group Inc.	4	20

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Comtech Telecommunications Corp.	2	26
Concurrent Computer Corp. (b)	1	7
Control4 Corp. (a) (b)	1	5
Cray Inc. (a)	5	147
CSG Systems International Inc.	5	199
CUI Global Inc. (a) (b)	2	9
Daktronics Inc.	4	28
Datalink Corp. (a)	3	23
Demand Media Inc. (a)	4	21
DHI Group Inc. (a)	8	50
Digi International Inc. (a)	4	47
Diodes Inc. (a)	6	108
DSP Group Inc. (a)	4	39
DTS Inc. (a) (b)	3	67
EarthLink Holdings Corp.	16	100
Eastman Kodak Co. (a) (b)	2	27
Ebix Inc. (b)	4	189
Electro Rent Corp.	4	62
Electro Scientific Industries Inc. (a)	3	18
eMagin Corp. (a) (b)	2	5
Emcore Corp. (a)	5	29
EnerNOC Inc. (a) (b)	4	24
Envestnet Inc. (a)	1	48
EPIQ Systems Inc. (b)	4	64
ePlus Inc. (a)	1	99
Everi Holdings Inc. (a)	9	10
Evolving Systems Inc.	1	7
Exar Corp. (a)	5	43
ExlService Holdings Inc. (a)	4	224
Extreme Networks (a)	11	37
Fabrinet (a)	5	168
FARO Technologies Inc. (a)	2	75
Finisar Corp. (a)	2	32
FormFactor Inc. (a)	10	93
Forrester Research Inc.	3	111
GigPeak Inc. (a)	5	10
Globalscape Inc.	4	15
Glu Mobile Inc. (a) (b)	8	18
GSI Technology Inc. (a)	2	8
GTT Communications Inc. (a)	4	68
Hackett Group Inc.	6	85
Harmonic Inc. (a)	11	31
Higher One Holdings Inc. (a)	6	29
Hutchinson Technology Inc. (a) (b)	4	14
ID Systems Inc. (a) (b)	2	8
IEC Electronics Corp. (a)	2	6
II-VI Inc. (a)	7	134
Imation Corp. (a) (b)	7	9
Innodata Inc. (a)	6	14
Insight Enterprises Inc. (a)	5	136
Internap Network Services Corp. (a)	9	18
Intersil Corp. - Class A	6	80
Intevac Inc. (a) (b)	1	7
IntraLinks Holdings Inc. (a)	7	45
Itron Inc. (a)	4	189
Ixia (a)	9	93
IXYS Corp.	4	41
Kemet Corp. (a)	6	17
Key Tronic Corp. (a)	4	30
Kimball Electronics Inc. (a)	3	31
Knowles Corp. (a)	—	4
Kopin Corp. (a)	9	20
Kulicke & Soffa Industries Inc. (a)	10	121
KVH Industries Inc. (a)	3	21
Lattice Semiconductor Corp. (a) (b)	15	78
Limelight Networks Inc. (a)	14	22
Lionbridge Technologies Inc. (a)	9	36
Liquidity Services Inc. (a)	3	21
Mantech International Corp. - Class A	3	125
Marchex Inc. - Class B (a)	4	12
MaxLinear Inc. - Class A (a)	2	42
Maxwell Technologies Inc. (a) (b)	3	16
MeetMe Inc. (a)	4	19
Mesa Laboratories Inc. (b)	—	58
Methode Electronics Inc.	5	161
MOCON Inc.	1	10
MoneyGram International Inc. (a)	4	26
Monotype Imaging Holdings Inc.	5	125
Monster Worldwide Inc. (a)	10	25
MTS Systems Corp. (b)	2	85
Multi-Fineline Electronix Inc. (a)	3	63
Nanometrics Inc. (a)	4	87
NAPCO Security Technologies Inc. (a)	1	8
NCI Inc. - Class A	2	27
NeoPhotonics Corp. (a)	4	39
NetGear Inc. (a)	4	202
NIC Inc.	8	174
Novanta Inc. (a)	4	66
NVE Corp.	—	22
Oclaro Inc. (a) (b)	5	27
Optical Cable Corp.	1	1
OSI Systems Inc. (a)	3	148
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	3	47
PC Connection Inc.	3	72
PCM Inc. (a)	1	11
PDF Solutions Inc. (a)	4	53
Perceptron Inc. (a) (b)	2	8
Perficient Inc. (a)	4	88
PFSweb Inc. (a) (b)	2	22
Photronics Inc. (a)	9	79
Planet Payment Inc. (a)	6	25
Plantronics Inc.	2	98
Plexus Corp. (a)	4	172
Polycom Inc. (a)	14	162
Power Integrations Inc.	3	153
PRGX Global Inc. (a)	5	26
Progress Software Corp. (a)	6	175
QAD Inc. - Class A	2	30
QLogic Corp. (a)	12	178
Qualys Inc. (a)	4	115
QuinStreet Inc. (a)	7	26
Qumu Corp. (a)	3	13
Radisys Corp. (a)	4	19
Rambus Inc. (a)	14	170
RealNetworks Inc. (a)	4	16
Reis Inc.	2	45
RetailMeNot Inc. (a)	5	41
RF Industries Ltd. (b)	2	4
Rightside Group Ltd. (a) (b)	1	10
Rocket Fuel Inc. (a) (b)	1	3
Rofin-Sinar Technologies Inc. (a)	3	106
Rogers Corp. (a) (b)	2	150
Rosetta Stone Inc. (a) (b)	1	11
Rovi Corp. (a)	3	41
Rubicon Project Inc. (a)	2	26
Rudolph Technologies Inc. (a)	3	53
Sanmina Corp. (a)	1	29
ScanSource Inc. (a)	4	130
SciQuest Inc. (a)	3	48
SeaChange International Inc. (a)	5	17
Semtech Corp. (a)	8	187
ServiceSource International Inc. (a) (b)	7	27
ShoreTel Inc. (a)	7	48
Sigma Designs Inc. (a)	7	44
Silver Spring Networks Inc. (a)	5	58

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	6	56
Stamps.com Inc. (a) (b)	1	78
StarTek Inc. (a)	—	2
Super Micro Computer Inc. (a)	6	137
Sykes Enterprises Inc. (a)	5	152
Synchronoss Technologies Inc. (a)	3	99
Systemax Inc. (a)	2	17
Tangoe Inc. (a)	3	22
TechTarget Inc. (a)	1	9
TeleNav Inc. (a)	7	34
TeleTech Holdings Inc.	6	174
Tessco Technologies Inc.	1	18
Tessera Technologies Inc.	6	188
TiVo Inc. (a)	12	117
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd. (b)	5	70
Travelzoo Inc. (a)	2	17
TrueCar Inc. (a) (b)	2	14
TTM Technologies Inc. (a)	10	77
Ultra Clean Holdings Inc. (a)	3	17
Ultratech Inc. (a)	3	67
Unisys Corp. (a) (b)	7	50
United Online Inc. (a)	3	34
USA Technologies Inc. (a) (b)	2	9
VASCO Data Security International Inc. (a) (b)	5	77
Veeco Instruments Inc. (a)	5	82
Viavi Solutions Inc. (a)	24	159
Virtusa Corp. (a)	4	116
Vishay Intertechnology Inc. (b)	—	2
Vishay Precision Group Inc. (a)	2	29
Wayside Technology Group Inc.	—	6
Web.com Group Inc. (a)	6	110
Xcerra Corp. (a)	7	42
XO Group Inc. (a)	3	60
Xura Inc. (a)	2	38
YuMe Inc. (a)	3	13
Zedge Inc. - Class B (a)	1	5
Zix Corp. (a)	6	23
		12,748
MATERIALS - 5.5%
A. Schulman Inc.	4	100
AEP Industries Inc.	1	77
AK Steel Holding Corp. (a) (b)	21	98
AM Castle & Co. (a)	2	4
American Vanguard Corp.	3	51
Ampco-Pittsburgh Corp.	2	27
Boise Cascade Co. (a)	5	111
Calgon Carbon Corp.	7	87
Carpenter Technology Corp.	4	145
Century Aluminum Co. (a) (b)	3	18
Chase Corp.	2	135
Clearwater Paper Corp. (a)	2	157
Coeur d’Alene Mines Corp. (a) (b)	8	86
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp. (b)	1	98
Ferro Corp. (a)	11	149
Ferroglobe Plc	9	80
Flotek Industries Inc. (a) (b)	7	87
Friedman Industries Inc.	1	4
FutureFuel Corp.	6	62
Gold Resource Corp.	6	20
Handy & Harman Ltd. (a)	—	7
Hawkins Inc.	2	88
Haynes International Inc.	2	52
Headwaters Inc. (a)	10	182
Hecla Mining Co.	28	141
Innophos Holdings Inc.	3	113
Innospec Inc.	3	150
Kaiser Aluminum Corp.	2	203
KMG Chemicals Inc.	2	60
Koppers Holdings Inc. (a) (b)	2	68
Kraton Performance Polymers Inc. (a)	4	109
Kronos Worldwide Inc. (b)	3	15
LSB Industries Inc. (a) (b)	3	34
Materion Corp.	2	53
McEwen Mining Inc. (b)	4	15
Mercer International Inc.	9	75
Myers Industries Inc.	4	63
Neenah Paper Inc.	2	158
Northern Technologies International Corp. (a) (b)	1	9
Olympic Steel Inc.	1	39
Omnova Solutions Inc. (a)	12	84
P.H. Glatfelter Co.	6	118
Quaker Chemical Corp.	2	148
Rayonier Advanced Materials Inc.	4	56
Real Industry Inc. (a)	2	14
Ryerson Holding Corp. (a)	3	50
Schnitzer Steel Industries Inc. - Class A (b)	3	48
Schweitzer-Mauduit International Inc.	3	118
Stepan Co.	3	163
Stillwater Mining Co. (a)	13	156
SunCoke Energy Inc.	8	44
Synalloy Corp. (b)	2	13
TimkenSteel Corp. (b)	4	35
Trecora Resources (a)	3	35
Tredegar Corp.	3	55
Tronox Ltd. - Class A	5	22
UFP Technologies Inc. (a) (b)	—	4
United States Lime & Minerals Inc.	1	34
Universal Stainless & Alloy Products Inc. (a) (b)	1	16
US Concrete Inc. (a)	2	114
		4,560
TELECOMMUNICATION SERVICES - 2.1%
Alaska Communications Systems Group Inc. (a)	2	4
ATN International Inc.	2	153
Boingo Wireless Inc. (a)	6	51
Cincinnati Bell Inc. (a)	28	129
Cogent Communications Group Inc.	4	159
Consolidated Communications Holdings Inc. (b)	7	193
Fairpoint Communications Inc. (a) (b)	2	26
General Communication Inc. - Class A (a)	6	94
Hawaiian Telcom Holdco Inc. (a)	1	22
IDT Corp. - Class B	3	47
Inteliquent Inc.	5	90
Iridium Communications Inc. (a) (b)	11	97
Lumos Networks Corp. (a)	3	35
ORBCOMM Inc. (a)	9	89
Shenandoah Telecommunications Co.	7	268
Spok Holdings Inc.	3	62
Straight Path Communications Inc. - Class B (a) (b)	1	36
Vonage Holdings Corp. (a)	29	179
		1,734
UTILITIES - 2.9%
American States Water Co.	4	196
Artesian Resources Corp. - Class A	2	52
California Water Service Group (b)	6	212
Chesapeake Utilities Corp.	2	132
Connecticut Water Services Inc.	2	85

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Consolidated Water Co. Ltd. (b)	2	26
Delta Natural Gas Co. Inc.	2	42
El Paso Electric Co.	4	182
Empire District Electric Co.	6	199
Gas Natural Inc.	2	12
Genie Energy Ltd. - Class B (b)	4	26
MGE Energy Inc.	4	206
Middlesex Water Co.	2	105
Northwest Natural Gas Co.	4	228
Ormat Technologies Inc.	—	12
Otter Tail Corp. (b)	5	152
Pattern Energy Group Inc. - Class A (b)	8	192
RGC Resources Inc.	—	7
SJW Corp.	3	117
Spark Energy Inc. - Class A (b)	—	13
Talen Energy Corp. (a)	5	63
Unitil Corp.	2	100
York Water Co.	2	65
		2,424
Total Common Stocks (cost $76,484)		83,171

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 0.2%
JNL Money Market Fund, 0.26% (c) (d)	161	161
Securities Lending Collateral - 8.8%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (d)	7,387	7,387
Total Short Term Investments (cost $7,548)		7,548

Total Investments - 108.6% (cost $84,032)		90,719
Other Assets and Liabilities, Net - (8.6%)		(7,190)
Total Net Assets - 100.0%		$83,529

Portfolio Composition:	Percentage of Total Investments
Financials	20.5%
Industrials	19.0
Information Technology	14.2
Consumer Discretionary	13.7
Health Care	9.4
Materials	5.0
Consumer Staples	3.0
Utilities	2.7
Energy	2.3
Telecommunication Services	1.9
Short Term Investments	8.3
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 40.2%
Adams Mill CLO Ltd., 2.11%, 07/15/26 (a) (b)	$2,000	$1,979
Adjustable Rate Mortgage Trust REMIC, 3.08%, 08/25/35 (a)	11,172	10,216
ALM X Ltd. REMIC, 3.23%, 01/15/25 (a) (b)	1,000	955
ALM XIV Ltd., 2.73%, 07/28/26 (a) (b)	1,000	992
ALM XIX LLC
2.18%, 07/15/28 (a) (b)	2,500	2,493
2.83%, 07/15/28 (a) (b)	2,500	2,505
Alternative Loan Trust REMIC
5.50%, 07/25/35	6,320	5,882
6.00%, 08/25/36	4,082	3,545
6.00%, 08/25/36	4,117	3,633
Anchorage Capital CLO 3 Ltd., 2.88%, 04/28/26 (a) (b)	1,500	1,499
Apidos CDO, 2.08%, 01/19/25 (a) (b)	2,000	1,990
Apidos CDO V, 1.33%, 04/15/21 (a) (b)	1,000	961
Apidos CLO XX
2.18%, 01/19/27 (a) (b)	1,000	994
2.98%, 01/19/27 (a) (b)	500	494
ARES CLO Ltd., 2.63%, 04/17/26 (a) (b)	500	489
Ares IIIR/IVR CLO Ltd., 0.85%, 04/16/21 (a) (b)	433	427
Atrium V, 0.86%, 07/20/20 (a) (b)	58	58
Avery Point CLO Ltd.
4.08%, 07/17/25 (a) (b)	500	434
2.16%, 04/25/26 (a) (b)	5,000	4,977
3.74%, 04/25/26 (a) (b)	500	488
Avery Point III CLO Ltd., 2.03%, 01/18/25 (a) (b)	500	495
Babson CLO Ltd.
1.73%, 04/20/25 (a) (b)	1,000	989
3.63%, 01/15/26 (a) (b)	1,000	966
Baker Street Funding CLO Ltd., 1.10%, 12/15/18 (a) (b)	1,500	1,489
Banc of America Alternative Loan Trust REMIC
6.00%, 02/25/36	17,771	17,006
6.50%, 05/25/36	10,219	8,707
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	5,150	5,350
Banc of America Re-Remic Trust REMIC, 2.81%, 06/15/18 (a) (b)	2,000	1,975
BBCMS Trust REMIC, 4.43%, 09/10/20 (a) (b)	2,300	2,312
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	3,681	3,629
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.61%, 08/11/16 (a)	2,000	1,997
Birchwood Park CLO Ltd. REMIC, 3.78%, 07/15/26 (a) (b)	250	244
BlueMountain CLO II Ltd., 1.47%, 07/15/18 (a) (b)	500	486
BlueMountain CLO Ltd.
2.06%, 11/20/24 (a) (b)	2,000	1,998
3.07%, 11/30/26 (a) (b)	500	504
2.88%, 04/13/27 (a) (b)	1,500	1,496
2.11%, 10/20/27 (a) (b)	5,000	4,973
Carlyle Global Market Strategies CLO Ltd.
2.02%, 01/20/25 (a) (b)	2,500	2,495
2.74%, 01/20/28 (a) (b)	2,000	1,993
3.38%, 01/20/28 (a) (b)	5,000	4,983
3.74%, 01/20/28 (a) (b)	1,000	993
Carlyle Global Market Strategies Ltd., 2.15%, 04/17/25 (a) (b)	1,000	997
Carlyle High Yield Partners VIII Ltd., 1.03%, 05/21/21 (a) (b)	500	485
Catamaran CLO Ltd., 3.28%, 04/20/26 (a) (b)	500	472
Cent CLO 19 Ltd., 1.97%, 10/29/25 (a) (b)	500	494
Cent CLO 22 Ltd., 3.83%, 11/07/26 (a) (b)	1,000	963
CFCRE Commercial Mortgage Trust REMIC, 5.04%, 04/10/26 (a)	2,839	2,833
CGBAM Commercial Mortgage Trust REMIC, 2.44%, 02/15/19 (a) (b)	1,600	1,550
Chase Mortgage Finance Trust REMIC, 6.00%, 10/25/36	15,194	12,479
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	6,145	5,048
5.44%, 01/25/38	5,533	4,373

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CIM Trust REMIC
12.32%, 08/26/55 (a) (b)	25,000	20,905
12.17%, 02/27/56 (a) (b)	25,000	20,391
12.21%, 02/27/56 (a) (b)	25,000	20,386
Citi Held For Asset Issuance, 1.85%, 12/15/21 (b)	1,721	1,717
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (a)	2,149	2,157
3.64%, 09/10/24	1,766	1,919
Interest Only, 1.45%, 05/10/47 (a)	35,612	2,607
Interest Only, 1.51%, 02/10/49 (a)	22,057	2,050
Interest Only, 1.88%, 04/15/49 (a)	18,433	2,196
Citigroup Mortgage Loan Trust REMIC, 6.00%, 05/25/37 (a) (b)	6,126	5,814
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,458
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	3,513	3,098
6.00%, 05/25/37	3,161	2,690
COBALT CMBS Commercial Mortgage Trust REMIC, 5.96%, 07/15/17 (a)	2,839	2,927
COMM Mortgage Trust REMIC
4.80%, 12/10/25 (a)	2,274	2,263
4.80%, 02/12/49	1,340	1,294
Interest Only, 1.14%, 10/10/25 (a)	20,133	1,480
Interest Only, 1.54%, 10/10/46 (a)	38,774	2,576
Interest Only, 1.34%, 05/10/47 (a)	38,203	2,276
Interest Only, 1.21%, 10/10/48 (a)	30,772	2,148
Commercial Mortgage Pass-Through Certificates REMIC
4.88%, 08/10/24 (a)	1,500	1,534
Interest Only, 1.33%, 02/10/48 (a)	29,777	2,017
Commercial Mortgage Trust REMIC
3.82%, 05/10/24	1,766	1,931
3.59%, 10/10/24	1,766	1,921
3.83%, 01/10/25 (a)	1,820	1,904
3.80%, 04/10/25	3,000	3,232
Core Industrial Trust REMIC, 3.98%, 02/10/22 (a) (b)	2,000	2,027
Credit Suisse Commercial Mortgage Trust REMIC
5.51%, 09/15/16	1,489	1,489
6.14%, 07/15/17 (a)	4,500	4,552
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	7,636	4,922
6.00%, 12/25/35	11,759	9,673
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (a)	1,651	1,707
6.00%, 03/25/36	7,597	6,312
CSAIL Commercial Mortgage Trust REMIC
4.74%, 11/18/25 (a)	1,911	1,866
Interest Only, 1.11%, 01/17/25 (a)	21,048	1,224
CSMC Trust REMIC
5.50%, 05/25/19 (b) (c)	9,857	9,852
3.00%, 03/25/29 (a) (b)	9,922	10,205
2.88%, 11/27/37 (a) (b)	15,500	14,200
4.25%, 07/26/55 (a) (b)	13,003	12,854
CSMLT Trust REMIC
3.50%, 08/25/34 (a) (b)	8,579	8,718
3.50%, 06/25/36 (a) (b)	18,218	18,743
DB Master Finance LLC, 3.26%, 02/20/19 (b)	9,875	9,967
DBJPM Mortgage Trust Interest Only REMIC, 1.66%, 05/10/49 (a)	24,702	2,650
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.75%, 09/25/47 (a)	31,800	24,828
Dryden XI-Leveraged Loan CDO, 2.23%, 04/12/20 (a) (b)	1,000	1,000
Dryden XVI-Leveraged Loan CDO, 0.87%, 10/20/20 (a) (b)	27	27
Dryden XXV Senior Loan Fund, 4.63%, 01/15/25 (a) (b)	500	460
Eaton Vance CDO VIII Ltd., 1.28%, 08/15/22 (a) (b)	1,250	1,161
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	6,650	5,220
First Horizon Asset Securities Inc. REMIC, 6.25%, 11/25/37	9,233	7,662
Franklin CLO VI Ltd., 0.86%, 08/09/19 (a) (b)	3,175	3,115
FREMF Mortgage Trust REMIC, 4.19%, 02/25/26 (a) (b)	2,665	2,556
Galaxy XV CLO Ltd., 2.48%, 04/15/25 (a) (b)	500	492
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,561	5,140
Goldentree Loan Opportunities VI Ltd., 4.83%, 04/17/22 (a) (b)	250	246
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,609
6.24%, 09/10/17 (a)	4,000	4,018
GS Mortgage Securities Corp. II REMIC, 5.99%, 05/10/17 (a)	1,779	1,823
GS Mortgage Securities Trust
2.37%, 02/15/18 (a) (b)	2,238	2,253
REMIC, 3.63%, 11/13/24	1,500	1,630
REMIC, Interest Only, 1.53%, 10/10/25 (a)	24,902	2,234
REMIC, Interest Only, 1.34%, 04/10/47 (a)	21,814	1,335
REMIC, Interest Only, 1.01%, 09/10/47 (a)	48,980	2,448
REMIC, Interest Only, 0.99%, 11/10/48 (a)	34,881	2,091
Halcyon Loan Advisors Funding Ltd.
3.63%, 08/15/23 (a) (b)	500	492
3.50%, 12/20/24 (a) (b)	1,430	1,307
3.34%, 08/01/25 (a) (b)	250	238
4.44%, 08/01/25 (a) (b)	1,000	833
2.16%, 04/18/26 (a) (b)	1,000	990
Hildene CLO IV Ltd., 2.14%, 07/23/27 (a) (b)	2,000	1,970
IndyMac INDA Mortgage Loan Trust REMIC, 2.87%, 09/25/36 (a)	8,679	7,388
ING IM CLO Ltd.
5.63%, 04/15/24 (a) (b)	250	203
2.08%, 01/18/26 (a) (b)	1,000	995
ING Investment Management CLO II Ltd., 2.24%, 08/01/20 (a)	1,000	976
ING Investment Management Co., 3.41%, 03/14/22 (a) (b)	500	495
Jamestown CLO Ltd., 2.13%, 07/15/26 (a) (b)	500	493
Jamestown CLO XI Ltd., 2.24%, 02/20/27 (a) (b)	1,000	990
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 07/15/24 (a)	2,000	2,031
3.49%, 12/15/24	950	1,023
4.82%, 10/15/25 (a)	2,370	2,212
4.77%, 11/15/25 (a)	2,224	2,214
Interest Only, 1.87%, 06/15/49 (a)	25,607	2,862
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.69%, 01/17/17 (a) (b)	1,000	992
6.09%, 09/12/17 (a)	2,500	2,609
5.37%, 05/15/47	2,471	2,463
5.89%, 02/12/49 (a)	2,000	2,036
6.28%, 02/12/51 (a)	1,245	1,239
6.20%, 02/15/51 (a)	1,160	1,203
JPMorgan Mortgage Acquisition Trust REMIC, 0.56%, 05/25/37 (a)	993	986

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Resecuritization Trust REMIC, 4.82%, 03/26/37 (a) (b)	5,474	4,396
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,861
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,011
5.49%, 02/15/40	3,000	3,043
5.87%, 09/15/45 (a)	2,790	2,919
LCM LP
2.13%, 07/15/26 (a) (b)	1,500	1,495
4.23%, 07/15/26 (a) (b)	500	441
LCM X LP
2.33%, 04/15/22 (a) (b)	500	498
3.48%, 04/15/22 (a) (b)	500	495
LCM XI LP
2.78%, 04/19/22 (a) (b)	500	500
4.58%, 04/19/22 (a) (b)	250	238
LCM XIV LP, 4.13%, 07/15/25 (a) (b)	500	445
LCM XV LP, 3.76%, 08/25/24 (a) (b)	1,000	995
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	1,561	1,438
Madison Park Funding IV Ltd.
0.95%, 03/22/21 (a) (b)	1,500	1,448
2.08%, 03/22/21 (a) (b)	500	469
Madison Park Funding Ltd.
3.73%, 07/20/26 (a) (b)	500	491
4.58%, 10/21/26 (a) (b)	1,500	1,410
Madison Park Funding XV Ltd., 4.33%, 01/27/26 (a) (b)	500	469
Madison Park Funding XVI Ltd., 3.63%, 04/20/26 (a) (b)	1,500	1,460
MAPS CLO Fund II Ltd., 1.53%, 07/20/22 (a) (b)	1,000	936
Merrill Lynch Mortgage Trust REMIC, 6.02%, 07/12/17 (a)	2,192	2,154
ML-CFC Commercial Mortgage Trust REMIC
5.70%, 09/12/17	2,778	2,889
5.81%, 06/12/50 (a)	2,523	2,597
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.49%, 09/15/24	1,500	1,532
3.53%, 11/15/24	2,000	2,164
4.00%, 12/15/24	2,000	1,921
4.16%, 01/15/25	1,200	1,262
4.46%, 01/15/25	1,200	1,151
4.68%, 09/15/25 (a)	2,320	2,299
4.91%, 04/15/26 (a)	676	688
Interest Only, 1.45%, 01/15/26 (a)	24,482	2,131
Interest Only, 1.76%, 02/15/46 (a)	26,685	1,786
Morgan Stanley Capital I Trust REMIC
3.69%, 08/11/21 (a) (b)	2,000	2,024
5.48%, 02/12/44 (a)	2,594	2,625
5.41%, 03/15/44	4,421	4,506
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	1,860	1,210
6.00%, 08/25/37	2,870	2,480
Nautique Funding Ltd., 2.33%, 04/15/20 (a) (b)	500	477
New Residential Mortgage Loan Trust REMIC, 3.75%, 03/25/56 (a) (b)	37,702	39,386
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.94%, 02/25/36 (a)	2,107	1,799
North End CLO Ltd.
3.38%, 07/17/25 (a) (b)	1,000	953
4.13%, 07/17/25 (a) (b)	500	427
NYLIM Flatiron CLO Ltd., 0.87%, 08/08/20 (a) (b)	59	59
NYMT Residential LLC, 4.00%, 03/25/19 (b) (c)	31,789	31,866
Octagon Investment Partners XX Ltd., 2.07%, 08/12/26 (a) (b)	1,500	1,486
Octagon Investment Partners XXI Ltd.
3.83%, 11/14/26 (a) (b)	1,000	977
4.28%, 11/14/26 (a) (b)	1,000	928
Octagon Investment Partners XXII Ltd., 5.22%, 11/22/25 (a) (b)	1,000	933
OneMain Financial Issuance Trust
2.43%, 08/18/17 (b)	21,506	21,530
2.57%, 10/18/18 (b)	8,795	8,793
OZLM Funding V Ltd., 2.13%, 01/17/26 (a) (b)	1,000	994
OZLM VI Ltd., 2.78%, 04/17/26 (a) (b)	2,000	1,970
Palisades Center Trust REMIC, 3.36%, 04/13/21 (b)	3,019	3,056
Pinnacle Park CLO Ltd., 3.73%, 04/15/26 (a) (b)	1,500	1,472
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47	12,391	12,834
Race Point CLO Ltd., 2.05%, 11/08/24 (a) (b)	2,000	1,995
RALI Series Trust REMIC, 5.75%, 01/25/34	3,859	3,909
RALI Trust REMIC
3.87%, 09/25/35 (a)	3,928	3,136
3.98%, 01/25/36 (a)	9,608	7,653
6.00%, 05/25/36	6,671	5,658
RAMP Trust REMIC, 0.77%, 11/25/35 (a)	13,085	10,644
RBSGC Mortgage Loan Trust REMIC
0.90%, 01/25/37 (a)	7,884	4,549
6.75%, 01/25/37	10,846	9,963
Interest Only, 5.60%, 01/25/37 (a)	7,884	1,893
Regatta V Funding Ltd., 2.20%, 10/25/26 (a) (b)	1,000	993
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	5,434	4,453
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	5,470	4,653
6.25%, 11/25/36	12,463	8,282
0.90%, 04/25/37 (a)	8,850	4,391
42.91%, 04/25/37 (a)	1,154	2,781
6.00%, 08/25/37	26,572	21,918
Residential Funding Mortgage Securities Inc. Trust REMIC
5.50%, 05/25/35	5,112	5,278
6.00%, 07/25/36	950	881
6.00%, 11/25/36	5,488	5,082
6.00%, 02/25/37	2,156	1,947
6.00%, 04/25/37	4,619	4,060
6.00%, 05/25/37	17,072	15,359
6.00%, 07/25/37	4,085	3,671
Shenton Aircraft Investments I Ltd., 4.75%, 11/15/27 (b)	14,201	13,928
Slater Mill Loan Fund LP, 3.28%, 08/17/22 (a) (b)	500	494
Sound Harbor Loan Fund Ltd., 2.14%, 10/30/26 (a) (b)	1,000	992
SpringCastle America Funding LLC, 2.70%, 05/25/23 (b)	11,538	11,577
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	9,973
6.00%, 12/25/65 (a) (b)	10,000	9,973
STARM Mortgage Loan Trust REMIC, 3.16%, 04/25/37 (a)	3,121	2,442
Steele Creek CLO Ltd., 2.25%, 08/21/26 (a) (b)	250	248
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.92%, 11/25/35 (a)	14,493	12,899
Structured Asset Securities Corp. Trust REMIC, 5.75%, 04/25/35	14,928	13,646
Thacher Park CLO, 4.16%, 10/20/26 (a) (b)	1,000	878
THL Credit Wind River CLO Ltd.
3.07%, 07/15/28 (a) (b)	1,500	1,495
3.92%, 07/15/28 (a) (b)	500	497

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,377
Venture CDO Ltd., 2.13%, 04/15/26 (a) (b)	2,500	2,480
Venture XIV CLO Ltd.
2.52%, 08/28/25 (a) (b)	500	487
4.42%, 08/28/25 (a) (b)	500	438
Venture XV CLO Ltd., 3.73%, 07/15/25 (a) (b)	1,250	1,238
Venture XVII CLO Ltd.
2.11%, 07/15/26 (a) (b)	2,500	2,475
2.73%, 07/15/26 (a) (b)	500	492
Venture XVIII CLO Ltd., 2.08%, 10/15/26 (a) (b)	3,000	2,972
Venture XX CLO Ltd., 2.12%, 04/15/27 (a) (b)	2,000	1,981
VOLT XLIII LLC, 4.25%, 03/26/46 (b) (c)	9,645	9,709
Voya CLO Ltd., 2.13%, 10/14/26 (a) (b)	3,500	3,486
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,035
5.66%, 03/15/45 (a)	182	182
5.70%, 06/15/49 (b)	1,695	1,740
6.15%, 02/15/51 (a)	5,000	4,959
Washington Mill CLO Ltd.
2.13%, 04/20/26 (a) (b)	1,000	993
2.68%, 04/20/26 (a) (b)	500	490
3.63%, 04/20/26 (a) (b)	500	481
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	5,584	4,703
6.00%, 07/25/36	3,127	2,633
5.50%, 04/25/37	4,483	4,220
Waterfall Commercial Mortgage Trust REMIC, 4.10%, 09/19/22 (a) (b)	17,074	16,413
Wells Fargo & Co. Interest Only REMIC, 1.17%, 12/15/48 (a)	27,436	1,888
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	6,738	6,234
6.25%, 07/25/37	6,377	5,719
6.25%, 11/25/37	2,255	2,081
Wells Fargo Commercial Mortgage Trust
Interest Only, 1.55%, 04/15/50 (a)	24,790	2,003
REMIC, 4.77%, 11/15/25 (a)	1,850	1,865
REMIC, 3.76%, 11/18/25 (a)	2,031	1,515
REMIC, 5.20%, 05/15/49 (a)	2,855	2,886
REMIC, 4.88%, 01/15/59 (a)	1,577	1,598
Wells Fargo Mortgage Backed Securities Trust REMIC
3.41%, 12/15/24	1,138	1,218
3.96%, 12/15/24	1,761	1,863
5.50%, 03/25/36	3,933	3,994
5.75%, 04/25/37	14,366	14,177
6.00%, 04/25/37	2,979	2,972
6.00%, 06/25/37	6,095	6,047
Wells Fargo-RBS Commercial Mortgage Trust REMIC
3.90%, 03/15/59	1,508	1,440
Interest Only, 1.42%, 03/15/47 (a)	23,159	1,455
Interest Only, 1.09%, 11/15/47 (a)	29,222	1,642
Interest Only, 1.98%, 03/15/59 (a)	15,589	1,859
WG Horizons CLO I, 2.37%, 05/24/19 (a) (b)	1,000	966
WinWater Mortgage Loan Trust REMIC, 3.50%, 09/20/36 (a) (b)	16,682	17,164
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,051,237)		1,042,803

GOVERNMENT AND AGENCY OBLIGATIONS - 50.9%
GOVERNMENT SECURITIES - 3.3%
U.S. Treasury Securities - 3.3%
U.S. Treasury Note, 2.25%, 11/15/25	80,000	85,397

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.6%
Federal Home Loan Mortgage Corp. - 29.1%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 04/01/46	264,035	274,016
4.00%, 09/01/43 - 02/01/44	16,564	18,046
3.50%, 02/01/46 - 02/01/46	68,790	72,918
REMIC, 3.00%, 02/15/32 - 09/15/45	297,016	308,606
REMIC, 3.50%, 09/15/33	5,000	5,524
REMIC, 4.50%, 01/15/40	446	459
REMIC, 6.26%, 06/15/42 (a)	1,968	2,026
REMIC, 4.85%, 01/15/43 (a)	5,045	5,147
REMIC, 4.00%, 04/15/44 - 11/15/44	53,957	61,556
REMIC, Interest Only, 6.06%, 11/15/40 - 12/15/40 (a)	27,759	5,386
REMIC, Interest Only, 5.46%, 01/15/54 (a)	9,573	1,649
		755,333
Federal National Mortgage Association - 17.1%
Federal National Mortgage Association
4.50%, 04/01/26	6,758	7,225
3.00%, 09/01/33 - 03/01/35	137,369	144,723
3.50%, 09/01/43 - 08/01/45	55,797	59,250
REMIC, 1.50%, 03/25/28	9,680	9,642
REMIC, 3.00%, 06/25/33 - 12/25/44	134,322	137,275
REMIC, 4.00%, 10/25/40 - 01/25/44	20,211	23,098
REMIC, 2.00%, 09/25/41	7,788	7,838
REMIC, 2.50%, 11/25/45	44,300	45,132
REMIC, Interest Only, 6.23%, 12/25/25 (a)	3,730	535
REMIC, Interest Only, 6.15%, 02/25/35 - 01/25/40 (a)	42,235	6,574
REMIC, Interest Only, 6.05%, 09/25/41 (a)	3,388	699
		441,991
Government National Mortgage Association - 1.4%
Government National Mortgage Association
3.50%, 10/20/45	25,078	26,197
REMIC, 8.80%, 12/20/40 (a)	6,000	6,970
REMIC, Interest Only, 5.65%, 03/20/40 (a)	17,595	2,244
REMIC, Principal Only, 0.00%, 03/16/33 (d)	916	914
		36,325
Total Government and Agency Obligations (cost $1,265,427)		1,319,046

SHORT TERM INVESTMENTS - 10.8%
Investment Company - 10.8%
JNL Money Market Fund, 0.26% (e) (f)	280,463	280,463
Total Short Term Investments (cost $280,463)		280,463

Total Investments - 101.9% (cost $2,597,127)		2,642,312
Other Assets and Liabilities, Net - (1.9%)		(49,521)
Total Net Assets - 100.0%		$2,592,791

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	48.0%
Non-U.S. Government Agency ABS	38.2
Government Securities	3.2
Short Term Investments	10.6
Total Investments	100.0%

(a)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $486,974 which represented 18.8% of net assets.

See accompanying Notes to Financial Statements.

(c)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.

JNL/PIMCO Credit Income Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a) (b)	$88	$91
American Airlines Pass-Through Trust
5.25%, 01/31/21	38	41
3.38%, 05/01/27	286	288
3.20%, 06/15/28	200	207
Asset Backed Funding Corp. Trust REMIC, 0.59%, 10/25/36 (c)	159	131
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.40%, 09/25/34 (c)	56	52
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	76	70
Centex Home Equity Loan Trust REMIC, 1.07%, 09/25/34 (c)	53	48
Citigroup Mortgage Loan Trust Inc. REMIC
0.59%, 12/25/36 (c)	249	225
5.09%, 09/25/37 (c)	58	52
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	48	55
5.50%, 10/29/20	154	159
Countrywide Asset-Backed Certificates REMIC
1.17%, 07/25/34 (c)	104	97
1.31%, 08/25/34 (c)	57	53
0.59%, 07/25/35 (c)	128	91
0.69%, 03/25/36 (c)	63	42
CVS Pass-Through Trust, 7.51%, 01/10/32 (d)	60	75
CWABS Asset-Backed Certificates Trust REMIC, 0.60%, 04/25/33 (c)	74	71
First Franklin Mortgage Loan Trust REMIC, 1.88%, 10/25/34 (c)	50	42
GTP Acquisition Partners I LLC, 3.48%, 06/16/25 (a) (b)	300	303
HomeBanc Mortgage Trust REMIC, 0.72%, 10/25/35 (c)	27	25
HSI Asset Securitization Corp. Trust REMIC, 0.81%, 12/25/35 (c)	100	85
JPMorgan Mortgage Acquisition Trust REMIC, 0.72%, 07/25/36 (c)	300	210
LCM IX Ltd., 1.83%, 07/14/22 (c) (d)	54	54
Lehman XS Trust REMIC, 5.17%, 08/25/35	51	47
Morgan Stanley Home Equity Loan Trust REMIC, 0.55%, 04/25/37 (c)	15	9
Northwest Airlines Pass-Through Trust, 6.26%, 05/20/23	71	77
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (a) (b)	300	334
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.44%, 09/25/34 (c)	98	92
Race Point CLO Ltd., 1.95%, 12/15/22 (c) (d)	163	162
RALI Trust REMIC
6.00%, 12/25/35	102	87
6.00%, 02/25/37	112	88
RAMP Trust REMIC, 0.68%, 12/25/35 (c)	282	202
RASC Trust REMIC, 0.61%, 09/25/36 (c)	270	240
Renaissance Home Equity Loan Trust REMIC, 7.24%, 09/25/37 (c)	185	107
SBA Tower Trust REMIC, 3.60%, 04/16/18 (a) (b)	100	101
SLM Private Credit Student Loan Trust REMIC, 0.83%, 09/15/17 (c)	53	52
Soundview Home Loan Trust REMIC, 0.62%, 06/25/36 (c)	96	88
Spirit Airlines Pass-Through Trust, 4.10%, 04/01/28	1,000	1,015
United Airlines Pass-Through Trust
9.75%, 01/15/17	32	33
3.75%, 09/03/26	97	103
3.45%, 07/07/28	1,000	1,025
US Airways Pass-Through Trust
5.38%, 11/15/21	136	140
3.95%, 11/15/25	87	92
Virgin Australia Trust, 5.00%, 10/23/23 (d)	67	69
Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,668)		6,730

CORPORATE BONDS AND NOTES - 67.6%
CONSUMER DISCRETIONARY - 5.1%
Amazon.com Inc.
2.60%, 12/05/19	100	104
3.30%, 12/05/21	100	108
3.80%, 12/05/24	100	112
AMC Networks Inc., 5.00%, 04/01/24	200	198
Charter Communications Operating LLC
4.46%, 07/23/22 (d)	500	538
4.91%, 07/23/25 (d)	1,275	1,390
6.38%, 10/23/35 (d)	538	637
6.48%, 10/23/45 (d)	300	358
Comcast Corp.
6.50%, 01/15/17	50	51
4.60%, 08/15/45	400	460
COX Communications Inc.
3.85%, 02/01/25 (d)	500	504
8.38%, 03/01/39 (d)	100	121
D.R. Horton Inc.
3.63%, 02/15/18	100	102
3.75%, 03/01/19	100	101
Delphi Automotive Plc, 4.25%, 01/15/26	200	218
Discovery Communications LLC, 3.45%, 03/15/25	100	98
Globo Comunicacao e Participacoes SA, 4.88%, 04/11/22 (a) (b)	200	201
Home Depot Inc., 2.63%, 06/01/22	100	105
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	239
MCE Finance Ltd., 5.00%, 02/15/21 (d)	600	594
MGM Resorts International, 6.00%, 03/15/23 (e)	1,000	1,055
Newell Rubbermaid Inc., 3.85%, 04/01/23 (f)	200	212
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (d)	100	103
Numericable-SFR SA, 7.38%, 05/01/26 (d)	900	890
Omnicom Group Inc., 3.60%, 04/15/26	100	105
Pearson Funding Five Plc, 3.25%, 05/08/23 (d)	200	196
QVC Inc., 4.45%, 02/15/25	1,000	1,006
Schaeffler Finance BV, 3.25%, 05/15/25, EUR	100	114
Thomson Reuters Corp., 3.35%, 05/15/26	700	716

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Time Warner Cable Inc.
5.85%, 05/01/17	100	103
6.75%, 07/01/18	100	110
8.25%, 04/01/19	300	348
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	134
Toll Brothers Finance Corp., 4.00%, 12/31/18	150	155
Viacom Inc., 5.85%, 09/01/43	850	853
Wyndham Worldwide Corp., 5.63%, 03/01/21	300	335
Wynn Las Vegas LLC, 4.25%, 05/30/23 (d) (e)	1,050	971
Wynn Macau Ltd., 5.25%, 10/15/21 (d)	1,800	1,751
		15,396
CONSUMER STAPLES - 2.3%
Altria Group Inc., 9.25%, 08/06/19 (f)	12	15
Constellation Brands Inc., 4.75%, 12/01/25	1,000	1,054
CVS Health Corp., 2.13%, 06/01/21	400	405
Heineken NV, 3.40%, 04/01/22 (d)	400	428
HJ Heinz Co., 3.50%, 07/15/22 (d)	200	212
JM Smucker Co.
3.00%, 03/15/22	100	105
3.50%, 03/15/25	100	108
Kellogg Co., 3.25%, 04/01/26	100	103
Kraft Foods Group Inc., 3.50%, 06/06/22	1,050	1,117
Molson Coors Brewing Co., 3.00%, 07/15/26	1,100	1,099
Philip Morris International Inc., 2.13%, 05/10/23	1,500	1,506
Reynolds American Inc., 3.25%, 06/12/20	54	57
Sysco Corp., 2.50%, 07/15/21	200	204
Tyson Foods Inc., 4.50%, 06/15/22	50	56
Walgreens Boots Alliance Inc., 2.60%, 06/01/21	400	407
Whole Foods Market Inc., 5.20%, 12/03/25 (d)	100	108
		6,984
ENERGY - 7.8%
BG Energy Capital Plc, 4.00%, 10/15/21 (d)	125	136
Blue Racer Midstream LLC, 6.13%, 11/15/22 (d)	200	190
BP AMI Leasing Inc., 5.52%, 05/08/19 (a) (b)	125	138
California Resources Corp., 8.00%, 12/15/22 (d)	154	109
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (d)	650	667
Cimarex Energy Co.
5.88%, 05/01/22	500	524
4.38%, 06/01/24	475	497
Continental Resources Inc.
4.50%, 04/15/23	200	187
3.80%, 06/01/24 (e)	100	87
El Paso LLC, 6.50%, 09/15/20	200	220
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	300	318
Energy Transfer Partners LP
4.65%, 06/01/21	750	775
3.60%, 02/01/23	400	383
4.90%, 03/15/35	500	442
6.05%, 06/01/41	100	98
6.50%, 02/01/42	100	105
Enterprise Products Operating LLC
3.90%, 02/15/24	100	106
3.75%, 02/15/25	400	417
3.70%, 02/15/26	1,000	1,047
3.95%, 02/15/27	500	531
5.70%, 02/15/42	100	117
EQT Midstream Partners LP, 4.00%, 08/01/24	300	288
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (d)	100	110
6.00%, 01/23/21 (d)	200	216
Genesis Energy LP, 5.63%, 06/15/24	400	364
Gulfport Energy Corp., 7.75%, 11/01/20 (e)	200	205
Halliburton Co., 3.80%, 11/15/25	100	104
Harvest Operations Corp., 2.33%, 04/14/21 (d) (g)	211	212
Hess Corp., 7.30%, 08/15/31	100	115
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	528
3.50%, 03/01/21	950	953
Kinder Morgan Inc., 5.30%, 12/01/34	100	98
MPLX LP, 4.88%, 12/01/24 (d)	400	390
Occidental Petroleum Corp., 4.40%, 04/15/46	550	608
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/22 (d)	225	63
ONEOK Partners LP, 3.38%, 10/01/22	1,100	1,076
Pacific Rubiales Energy Corp., 0.00%, 03/28/23 (d) (h) (q)	100	19
Petrobras Global Finance BV
4.88%, 03/17/20	500	469
8.38%, 05/23/21	650	671
Petrofac Ltd., 3.40%, 10/10/18 (a) (b)	100	100
Petroleos Mexicanos, 4.88%, 01/24/22	1,100	1,124
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	100
6.88%, 05/01/18	50	54
7.50%, 01/15/20	100	117
3.45%, 01/15/21	600	620
3.95%, 07/15/22	400	419
Plains All American Pipeline LP
8.75%, 05/01/19	300	343
2.60%, 12/15/19	200	195
2.85%, 01/31/23	100	92
4.65%, 10/15/25 (e)	900	909
Plains Exploration & Production Co., 6.63%, 05/01/21	300	298
Regency Energy Partners LP
5.75%, 09/01/20	200	210
5.88%, 03/01/22	500	531
Rosneft Finance SA, 7.88%, 03/13/18	200	216
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	400	401
5.75%, 05/15/24	300	298
5.63%, 03/01/25	425	423
5.88%, 06/30/26 (d)	500	499
Southwestern Energy Co.
4.05%, 01/23/20 (f)	100	98
4.10%, 03/15/22	50	45
Spectra Energy Partners LP
4.75%, 03/15/24	900	990
3.50%, 03/15/25	350	358
Western Gas Partners LP
2.60%, 08/15/18	100	99
4.00%, 07/01/22	100	97
3.95%, 06/01/25	300	287
4.65%, 07/01/26	400	399
Williams Partners LP
5.25%, 03/15/20	100	103
3.60%, 03/15/22	300	284
3.35%, 08/15/22	300	274
4.50%, 11/15/23	100	96
Woodside Finance Ltd., 3.65%, 03/05/25 (d)	200	195
		23,857
FINANCIALS - 36.2%
ABN AMRO Bank NV, 4.75%, 07/28/25	1,000	1,038
Ace INA Holdings Inc., 3.35%, 05/03/26	1,575	1,678
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	302

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.50%, 05/15/21	1,000	1,023
5.00%, 10/01/21	600	624
3.95%, 02/01/22	400	400
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	101
3.90%, 06/15/23	600	623
Altice Financing SA, 6.63%, 02/15/23 (d)	300	295
Amcor Finance USA Inc., 3.63%, 04/28/26 (a) (b)	400	411
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	52
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (e) (i)	300	285
American Express Credit Corp., 1.15%, 07/29/16 (c)	300	300
American International Group Inc.
3.90%, 04/01/26 (e)	1,325	1,366
4.38%, 01/15/55	400	370
American Tower Corp.
2.80%, 06/01/20	200	205
3.50%, 01/31/23	550	569
4.00%, 06/01/25	200	213
3.38%, 10/15/26	200	201
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	3,350	3,586
ARC Properties Operating Partnership LP
2.00%, 02/06/17	300	302
3.00%, 02/06/19	200	200
AvalonBay Communities Inc.
2.95%, 09/15/22	200	206
4.20%, 12/15/23	500	551
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (callable at 100 beginning 02/18/20) (i), EUR	200	190
Banco de Credito e Inversiones, 3.00%, 09/13/17 (d)	200	202
Banco Espirito Santo SA
0.00%, 05/08/17 (h) (q), EUR	300	83
5.00%, 05/23/19, EUR	100	81
Banco Santander Brasil SA, 4.63%, 02/13/17 (d)	600	609
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (i), EUR	400	374
Bank of America Corp.
6.50%, 08/01/16	350	352
0.00%, 01/04/17 (j)	500	496
2.65%, 04/01/19	100	103
2.25%, 04/21/20	300	302
4.10%, 07/24/23	1,875	2,010
3.88%, 08/01/25	600	639
3.50%, 04/19/26	1,300	1,345
Bank of America NA
1.25%, 02/14/17	250	250
1.05%, 05/08/17 (c)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	408
3.00%, 02/24/25	500	524
2.80%, 05/04/26	1,800	1,868
Barclays Bank Plc
14.00% (callable at 100 beginning 06/15/19) (i), GBP	200	322
7.63%, 11/21/22	1,000	1,076
7.75%, 04/10/23 (c)	775	800
Barclays Plc, 5.20%, 05/12/26	600	606
BAT International Finance Plc
9.50%, 11/15/18	100	118
2.75%, 06/15/20 (d)	200	207
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,000	1,049
BGC Partners Inc.
5.38%, 12/09/19	225	237
5.13%, 05/27/21 (a) (b)	1,100	1,120
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (d)	300	326
BNP Paribas SA
7.37% (callable at 100 beginning 08/19/25) (d) (i)	300	294
7.63% (callable at 100 beginning 03/30/21) (a) (b) (i)	700	700
Boston Properties LP, 3.65%, 02/01/26	200	213
Brixmor Operating Partnership LP, 3.85%, 02/01/25	300	302
Cemex Finance LLC, 6.00%, 04/01/24	300	291
CIT Group Inc.
4.25%, 08/15/17	200	204
5.50%, 02/15/19 (d)	100	105
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (i)	575	562
6.25% (callable at 100 beginning 08/15/26) (i)	300	309
3.40%, 05/01/26	2,600	2,668
Citizens Bank NA, 2.55%, 05/13/21	250	252
CME Group Inc.
3.00%, 09/15/22	1,000	1,062
3.00%, 03/15/25	725	758
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	100	102
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38%, (callable at 100 beginning 07/26/16) (i)	600	601
Credit Agricole SA
1.20%, 06/12/17 (c) (d)	250	250
2.75%, 06/10/20 (d)	300	309
1.81%, 07/01/21 (a) (b) (c)	500	499
4.38%, 03/17/25 (d) (e)	225	227
Credit Suisse, 3.00%, 10/29/21	300	307
Credit Suisse AG
6.50%, 08/08/23 (d)	200	209
6.50%, 08/08/23	300	314
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (d) (i)	200	201
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	1,150	1,155
3.75%, 03/26/25	1,050	1,028
4.55%, 04/17/26 (d)	700	728
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (c) (k)	400	400
Crown Castle International Corp.
3.40%, 02/15/21	700	731
4.88%, 04/15/22	300	329
5.25%, 01/15/23	400	449
DBS Group Holdings Ltd., 2.25%, 07/16/19 (d)	200	203
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (d) (i)	250	250
Deutsche Annington Finance BV, 3.20%, 10/02/17	100	102
Diamond 1 Finance Corp.
4.42%, 06/15/21 (d)	1,100	1,131
5.45%, 06/15/23 (d)	1,925	1,996
Discover Bank, 3.10%, 06/04/20	250	256
DNB Bank ASA, 2.38%, 06/02/21 (a) (b)	600	609
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100	103
Emera US Finance LP, 3.55%, 06/15/26 (d)	200	204
EPR Properties, 4.50%, 04/01/25	100	99
Essex Portfolio LP, 3.38%, 04/15/26	500	511

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Fidelity National Financial Inc., 5.50%, 09/01/22	300	331
First American Financial Corp.
4.30%, 02/01/23	650	666
4.60%, 11/15/24	200	210
FMR LLC, 4.95%, 02/01/33 (a) (b)	700	778
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	405
8.13%, 01/15/20	150	179
3.34%, 03/18/21	750	779
GE Capital International Funding Co., 4.42%, 11/15/35 (d)	1,900	2,131
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	459
3.20%, 07/06/21	500	501
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	216
6.00%, 06/15/20	200	228
2.43%, 02/25/21 (c)	300	306
5.25%, 07/27/21	500	565
5.75%, 01/24/22	100	116
3.85%, 07/08/24	875	928
3.50%, 01/23/25	700	720
3.75%, 02/25/26	1,000	1,049
HCP Inc., 4.00%, 12/01/22	300	312
HDFC Bank Ltd., 3.00%, 11/30/16	200	201
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	206
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	57
HSBC Bank Plc, 4.13%, 08/12/20 (d)	400	431
HSBC Bank USA NA, 4.88%, 08/24/20	110	120
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (d) (i)	100	144
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (i) (k), EUR	500	499
6.00% (callable at 100 beginning 09/29/23) (i) (k), EUR	200	213
2.90%, 03/08/21 (c)	300	307
3.60%, 05/25/23 (e)	800	818
4.30%, 03/08/26	1,625	1,724
3.90%, 05/25/26	600	619
HSBC USA Inc., 2.35%, 03/05/20	200	200
ING Bank NV
5.80%, 09/25/23 (d)	200	220
5.80%, 09/25/23	700	768
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	326
Intesa Sanpaolo SpA
6.50%, 02/24/21 (d)	250	285
5.71%, 01/15/26 (d)	1,175	1,115
Jefferies Finance LLC
7.50%, 04/15/21 (d)	200	180
6.88%, 04/15/22 (d)	300	258
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (i)	275	274
7.90% (callable at 100 beginning 04/30/18) (i)	1,100	1,122
1.07%, 05/30/17 (c), GBP	50	66
6.30%, 04/23/19	300	337
1.59%, 01/23/20 (c) (e)	100	100
2.15%, 03/01/21 (c) (e)	1,375	1,406
3.90%, 07/15/25	200	216
3.30%, 04/01/26	1,700	1,760
JPMorgan Chase Bank NA
5.38%, 09/28/16, GBP	100	134
1.11%, 06/02/17 (c)	250	250
6.00%, 10/01/17	250	264
KBC Bank NV, 8.00%, 01/25/23	600	634
Kilroy Realty LP, 4.38%, 10/01/25	300	324
Lazard Group LLC, 3.75%, 02/13/25	300	298
LeasePlan Corp. NV
3.00%, 10/23/17 (d)	200	201
2.50%, 05/16/18 (d)	200	200
Legg Mason Inc., 3.95%, 07/15/24	100	101
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (d) (i)	100	136
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (i) (k), GBP	665	832
3.10%, 07/06/21	1,200	1,202
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	300	317
Mid-America Apartments LP, 3.75%, 06/15/24	100	104
Mitsubishi UFJ Financial Group Inc., 2.55%, 03/01/21 (c)	1,000	1,030
Mizuho Financial Group Inc., 2.63%, 04/12/21 (a) (b)	700	713
Moody’s Corp.
4.50%, 09/01/22	200	222
4.88%, 02/15/24	290	329
Morgan Stanley
6.25%, 08/28/17	100	105
7.30%, 05/13/19	290	333
5.75%, 01/25/21	100	114
4.00%, 07/23/25	1,000	1,071
3.88%, 01/27/26	300	319
7.25%, 04/01/32	1,000	1,387
MUFG Americas Holdings Corp., 3.00%, 02/10/25	1,000	1,018
Nationwide Building Society, 6.25%, 02/25/20 (d)	250	287
New York Life Global Funding, 1.13%, 03/01/17 (d)	100	100
Nordea Bank AB
4.88%, 05/13/21 (d)	400	440
2.25%, 05/27/21 (a) (b)	200	203
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	803
4.95%, 04/01/24	50	52
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (d)	100	98
PHH Corp., 6.38%, 08/15/21 (e)	200	176
Piper Jaffray Cos., 3.63%, 05/31/17 (a) (b) (c)	100	100
PNC Preferred Funding Trust, 2.30%, (callable at 100 beginning 03/15/17) (a) (b) (i)	200	176
Progressive Corp., 6.70%, 06/15/67	276	253
QBE Insurance Group Ltd., 2.40%, 05/01/18 (d)	200	202
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	400	518
Radian Group Inc., 7.00%, 03/15/21	300	321
RCI Banque SA, 3.50%, 04/03/18 (d)	100	103
Reinsurance Group of America Inc., 3.95%, 09/15/26	600	619
Reynolds Group Issuer Inc., 4.14%, 07/15/21 (c) (d)	200	201
Rio Oil Finance Trust
9.25%, 07/06/24 (d)	248	211
9.75%, 01/06/27 (d)	250	211
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (d) (i)	400	428
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (c)	100	104
Santander Bank NA, 1.56%, 01/12/18 (c)	250	249
Santander Holdings USA Inc., 2.70%, 05/24/19	400	401

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Santander UK Group Holdings Plc, 4.75%, 09/15/25 (d)	400	395
Simon Property Group LP, 3.30%, 01/15/26	100	107
SL Green Realty Corp., 4.50%, 12/01/22	100	104
Solvay Finance America LLC, 4.45%, 12/03/25 (d)	300	321
Springleaf Finance Corp., 8.25%, 12/15/20	100	100
State Bank of India, 4.13%, 08/01/17	200	205
State Street Corp.
5.25% (callable at 100 beginning 09/15/20) (i)	300	308
3.30%, 12/16/24	250	267
Stearns Holdings LLC, 9.38%, 08/15/20 (a) (b)	100	94
Sumitomo Mitsui Financial Group Inc.
2.34%, 03/09/21 (c)	400	408
2.93%, 03/09/21 (e)	100	104
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (a) (b)	200	206
Synchrony Financial
1.87%, 02/03/20 (c)	200	194
2.70%, 02/03/20	100	100
4.50%, 07/23/25	200	207
Synovus Financial Corp., 5.75%, 12/15/25 (c)	200	206
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19 (d)	300	307
UBS AG
2.38%, 08/14/19	300	307
7.25%, 02/22/22 (c)	200	205
7.63%, 08/17/22	2,403	2,721
UBS Group AG, 2.41%, 04/14/21 (c) (d)	500	505
UDR Inc.
4.63%, 01/10/22	371	411
4.00%, 10/01/25	350	380
US Bancorp, 5.12%, (callable at 100 beginning 01/15/21) (i)	600	617
Ventas Realty LP, 3.13%, 06/15/23	800	816
Vornado Realty LP, 2.50%, 06/30/19	150	153
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (i)	300	309
2.55%, 12/07/20	300	309
2.02%, 03/04/21 (c)	300	306
4.48%, 01/16/24	100	110
3.30%, 09/09/24	950	997
3.00%, 04/22/26	1,200	1,223
4.65%, 11/04/44	100	105
Wells Fargo Bank NA
1.38%, 01/22/18 (c)	1,000	1,004
5.95%, 08/26/36	100	126
Welltower Inc., 4.25%, 04/01/26	300	323
Weyerhaeuser Co.
7.38%, 10/01/19	300	345
7.38%, 03/15/32	300	397
WP Carey Inc., 4.00%, 02/01/25	600	583
		110,501
HEALTH CARE - 6.3%
AbbVie Inc.
2.50%, 05/14/20	300	307
2.90%, 11/06/22	100	102
2.85%, 05/14/23	1,000	1,010
3.60%, 05/14/25	1,275	1,336
3.20%, 05/14/26	900	910
Actavis Funding SCS
2.35%, 03/12/18	250	253
3.00%, 03/12/20	500	515
3.45%, 03/15/22	975	1,013
3.80%, 03/15/25	1,600	1,665
Amgen Inc.
4.10%, 06/15/21	355	389
3.63%, 05/22/24	300	322
AstraZeneca Plc, 3.38%, 11/16/25	200	210
Baxalta Inc., 2.88%, 06/23/20	300	305
Becton Dickinson and Co., 3.73%, 12/15/24	300	323
Boston Scientific Corp.
2.65%, 10/01/18	100	102
3.38%, 05/15/22	775	804
ConvaTec Finance International SA, 8.25%, 01/15/19 (d) (l)	200	196
Endo Finance LLC, 6.00%, 07/15/23 (d)	200	176
HCA Inc., 5.25%, 06/15/26	300	311
Humana Inc., 3.85%, 10/01/24	200	214
Kinetic Concepts Inc., 7.88%, 02/15/21 (d)	100	106
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	200	208
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (d)	450	434
Medtronic Inc.
1.45%, 03/15/20 (c)	150	151
3.15%, 03/15/22	1,000	1,067
3.50%, 03/15/25	250	273
Merck & Co. Inc., 2.75%, 02/10/25	300	314
Perrigo Finance Unltd. Co., 3.50%, 03/15/21	300	310
Pfizer Inc., 5.20%, 08/12/20	100	115
Stryker Corp., 3.50%, 03/15/26	1,350	1,433
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	200	204
Thermo Fisher Scientific Inc., 3.30%, 02/15/22	700	729
UnitedHealth Group Inc., 1.45%, 07/17/17	500	503
Valeant Pharmaceuticals International Inc., 5.38%, 03/15/20 (d)	600	513
Zimmer Holdings Inc.
3.15%, 04/01/22	1,200	1,230
3.55%, 04/01/25	875	902
Zoetis Inc., 4.50%, 11/13/25	200	221
		19,176
INDUSTRIALS - 1.5%
A P Moller - Maersk A/S, 3.88%, 09/28/25 (d)	700	714
ADT Corp., 3.50%, 07/15/22	100	92
Aviation Capital Group Corp.
4.63%, 01/31/18 (a) (b)	100	102
7.13%, 10/15/20 (a) (b)	50	57
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	135
Fortive Corp., 3.15%, 06/15/26 (d)	400	412
Fortune Brands Home & Security Inc., 3.00%, 06/15/20	200	207
General Electric Co., 5.25%, 12/06/17	130	138
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	100	105
International Lease Finance Corp.
6.75%, 09/01/16 (d)	200	201
7.13%, 09/01/18 (d)	190	209
Lockheed Martin Corp., 3.55%, 01/15/26	300	327
Masco Corp.
5.95%, 03/15/22	150	168
6.50%, 08/15/32	100	106
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (d)	177	31
Owens Corning Inc.
4.20%, 12/15/22	150	160
4.20%, 12/01/24	200	209
Republic Services Inc., 4.75%, 05/15/23	300	343
Standard Industries Inc., 5.13%, 02/15/21 (d)	200	206
USG Corp., 9.75%, 01/15/18 (m)	100	110

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Verisk Analytics Inc., 4.13%, 09/12/22	100	106
Waste Management Inc., 3.13%, 03/01/25	100	105
WestJet Airlines Ltd., 3.50%, 06/16/21 (a) (b)	200	201
		4,444
INFORMATION TECHNOLOGY - 1.7%
Adobe Systems Inc., 3.25%, 02/01/25	350	369
Alibaba Group Holding Ltd.
3.13%, 11/28/21	300	307
3.60%, 11/28/24	300	306
Autodesk Inc., 1.95%, 12/15/17	100	100
Baidu Inc.
3.25%, 08/06/18	300	308
3.00%, 06/30/20	400	408
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	106
Harris Corp., 2.70%, 04/27/20	100	101
KLA-Tencor Corp., 4.65%, 11/01/24	100	109
Lender Processing Services, 5.75%, 04/15/23	233	244
Motorola Solutions Inc., 4.00%, 09/01/24	100	98
Oracle Corp., 2.50%, 10/15/22	1,900	1,945
QUALCOMM Inc., 3.45%, 05/20/25	300	319
Visa Inc., 3.15%, 12/14/25	400	428
		5,148
MATERIALS - 0.8%
Ardagh Packaging Finance Plc, 4.13%, 05/15/23 (d), EUR	100	113
Braskem Finance Ltd., 5.38%, 05/02/22 (a) (b)	1,200	1,182
Codelco, 3.88%, 11/03/21 (d) (e)	200	212
Goldcorp Inc., 3.63%, 06/09/21	100	103
Graphic Packaging International Inc., 4.75%, 04/15/21	50	52
Huntsman International LLC, 4.88%, 11/15/20 (e)	100	101
Platform Specialty Products Corp., 6.50%, 02/01/22 (d) (e)	300	264
Rock-Tenn Co., 4.90%, 03/01/22	30	33
Westlake Chemical Corp., 3.60%, 07/15/22	30	31
Yara International ASA, 3.80%, 06/06/26 (a) (b)	300	310
		2,401
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.
4.60%, 02/15/21	299	327
3.60%, 02/17/23	1,100	1,151
3.95%, 01/15/25	100	106
4.13%, 02/17/26	700	752
4.80%, 06/15/44	900	927
CC Holdings GS V LLC, 3.85%, 04/15/23	200	213
Lynx I Corp., 5.38%, 04/15/21 (d)	180	185
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (d)	200	192
Sprint Capital Corp., 6.88%, 11/15/28	400	314
T-Mobile USA Inc., 6.00%, 04/15/24	700	728
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100	143
Verizon Communications Inc.
1.43%, 06/17/19 (c)	100	101
5.15%, 09/15/23	800	932
4.86%, 08/21/46	1,800	1,966
5.01%, 08/21/54	279	296
4.67%, 03/15/55	1,679	1,696
		10,029
UTILITIES - 2.6%
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (a) (b)	800	823
Delmarva Power & Light Co., 3.50%, 11/15/23	250	270
Duke Energy Corp., 3.75%, 04/15/24	200	215
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (d)	50	57
Dynegy Inc., 6.75%, 11/01/19	100	100
Emera Inc., 6.75%, 06/15/76 (c)	200	203
Entergy Corp., 4.00%, 07/15/22	675	725
Entergy Louisiana LLC, 3.25%, 04/01/28	500	526
Entergy Mississippi Inc., 2.85%, 06/01/28	900	915
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	211
FirstEnergy Corp., 4.25%, 03/15/23 (f)	300	310
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	212
7.25%, 01/15/19 (d)	200	222
Laclede Group Inc., 1.38%, 08/15/17 (c)	200	199
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	69
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (a) (b)	100	103
Pacific Gas & Electric Co., 3.25%, 06/15/23	800	853
PSEG Power LLC, 3.00%, 06/15/21	1,200	1,217
Southern Co., 3.25%, 07/01/26	700	728
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	106
		8,064
Total Corporate Bonds and Notes (cost $203,064)		206,000
VARIABLE RATE SENIOR LOAN INTERESTS - 2.9% (c)
CONSUMER DISCRETIONARY - 0.9%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	298	296
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	299	299
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	900	900
Las Vegas Sands Inc. Term Loan B, 3.25%, 12/16/20	1,191	1,190
		2,685
ENERGY - 0.8%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	2,532	2,525

FINANCIALS - 0.1%
Delos Finance SARL Term Loan, 3.50%, 02/27/21	300	299

HEALTH CARE - 0.5%
HCA Inc. Extended Term Loan B-4, 3.38%, 05/01/18	495	495
Ortho-Clinical Diagnostics Inc. Term Loan B, 4.75%, 04/29/21	298	282
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	294	293
Valeant Pharmaceuticals International Inc. Term Loan B
4.75%, 06/20/20	97	94
5.00%, 03/13/22	289	281
		1,445
INFORMATION TECHNOLOGY - 0.4%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,097	1,098
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	196	195
Dell International LLC Term Loan C, 3.75%, 09/24/18	137	137
		1,430

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2016

	Shares/Par/Contracts †	Value
MATERIALS - 0.2%
Chemours Co. Term Loan B, 3.75%, 05/07/22	297	286
CPG International Inc. Term Loan, 4.75%, 09/13/20 (b)	298	292
		578
Total Variable Rate Senior Loan Interests (cost $8,954)		8,962
GOVERNMENT AND AGENCY OBLIGATIONS - 18.4%
GOVERNMENT SECURITIES - 18.1%
Municipals - 0.1%
California Earthquake Authority, 2.81%, 07/01/19	200	205
Sovereign - 0.1%
Hellenic Republic Government Bond, 0.00%, 02/24/36 (m), EUR	75	51
Indonesia Government International Bond, 2.88%, 07/08/21 (d), EUR	100	115
Slovenia Government International Bond, 4.13%, 02/18/19 (d)	200	210
		376
Treasury Inflation Index Securities - 1.5%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (n), EUR	541	668
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (n)	1,015	1,213
0.63%, 01/15/26 (n)	1,812	1,909
0.75%, 02/15/45 (n)	1,016	1,021
		4,811
U.S. Treasury Securities - 16.4%
U.S. Treasury Bond
2.50%, 02/15/46	22,136	23,071
Principal Only, 0.00%, 05/15/43 - 05/15/45 (j)	5,175	2,617
U.S. Treasury Note
1.13%, 02/28/21 (o)	8,900	8,963
1.25%, 03/31/21 (o)	3,100	3,137
1.63%, 05/15/26	12,028	12,182
		49,970
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association, 3.00%, 07/01/43 - 08/01/43	791	822
Total Government and Agency Obligations (cost $53,892)		56,184

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (a) (b) (i)	3	301
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (i)	2	44
Total Preferred Stocks (cost $338)		345

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/07/16, MSC (b)	18	10
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/08/16, MSC (b)	37	20
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/13/16, MSC (b)	60	49
Call Swaption, 3-Month LIBOR, Exercise Rate 1.07%, Expiration 01/17/17, GSC (b)	19	12
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 08/05/16, GSC (b)	44	—
Put Swaption, 3-Month LIBOR, Exercise Rate 2.93%, Expiration 08/13/18, DUB (b)	3	13
Put Swaption, 3-Month LIBOR, Exercise Rate 3.18%, Expiration 09/17/18, MSC (b)	12	38
Put Swaption, 3-Month LIBOR, Exercise Rate 3.20%, Expiration 03/18/19, GSC (b)	9	38
Put Swaption, 3-Month LIBOR, Exercise Rate 3.23%, Expiration 02/19/19, DUB (b)	9	35
Total Purchased Options (cost $295)		215

TRUST PREFERREDS - 0.0%
UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (i)	—	12
Total Trust Preferreds (cost $10)		12

SHORT TERM INVESTMENTS - 8.1%
Federal Home Loan Bank - 6.0%
Federal Home Loan Bank
0.24%, 08/11/16 (s)	$16,800	16,794
0.30%, 08/24/16 (s)	1,500	1,499
		18,293
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.59% (p) (r)	6,341	6,341
Total Short Term Investments (cost $24,634)		24,634

Total Investments - 99.4% (cost $297,855)		303,082
Other Assets and Liabilities, Net - 0.6%		1,756
Total Net Assets - 100.0%		$304,838

Portfolio Composition:	Percentage of Total Investments
Financials	36.7%
Government Securities	18.3
Energy	8.7
Health Care	6.8
Consumer Discretionary	6.0
Telecommunication Services	3.3
Utilities	2.6
Consumer Staples	2.3
Non-U.S. Government Agency ABS	2.2
Information Technology	2.2
Industrials	1.5
Materials	1.0
U.S. Government Agency MBS	0.3
Short Term Investments	8.1
Total Investments	100.0%

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(c)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(d)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $33,589 which represented 11.0% of net assets.

(e)	All or a portion of the security was on loan.
(f)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

(g)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(h)	Security is in default relating to principal and interest.
(i)	Perpetual security.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Convertible security.
(l)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(m)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Notes to Financial Statements.
(p)	Investment in affiliate.
(q)	Non-income producing security.
(r)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(s)	This security is a direct debt of the agency and not collateralized by mortgages.

JNL/PPM America Long Short Credit Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.0%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a)	$1,586	$1,633
American Tower Trust I, 3.07%, 03/15/23 (a)	1,170	1,202
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	118	120
Dell Equipment Finance Trust, 1.36%, 06/22/20 (a)	96	96
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (b)	7	7
MVW Owner Trust, 2.15%, 04/22/30 (a)	530	526
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,530)		3,584

CORPORATE BONDS AND NOTES - 62.8%
CONSUMER DISCRETIONARY - 9.4%
Beazer Homes USA Inc., 7.50%, 09/15/21	356	308
Charter Communications Operating LLC
6.38%, 10/23/35 (a)	414	490
6.83%, 10/23/55 (a)	900	1,071
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	459	156
DISH DBS Corp., 7.75%, 07/01/26 (a)	399	412
General Motors Co.
5.00%, 04/01/35	875	872
6.25%, 10/02/43	664	738
Gibson Brands Inc., 8.88%, 08/01/18 (a)	794	441
Gray Television Inc., 5.88%, 07/15/26 (a)	203	204
JC Penney Corp. Inc., 5.88%, 07/01/23 (a)	100	101
KB Home, 7.63%, 05/15/23	583	592
Landry’s Holdings II Inc., 10.25%, 01/01/18 (a)	540	545
Landry’s Inc., 9.38%, 05/01/20 (a)	315	331
Levi Strauss & Co., 5.00%, 05/01/25	221	222
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	644	489
Newell Rubbermaid Inc.
4.20%, 04/01/26 (d)	89	97
5.38%, 04/01/36 (d)	335	388
5.50%, 04/01/46 (d)	348	414
Numericable Group SA, 5.38%, 05/15/22 (a), EUR	750	844
Numericable-SFR SA, 7.38%, 05/01/26 (a)	522	516
PVH Corp., 4.50%, 12/15/22	325	329
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	556	625
5.75%, 11/15/21 (a), EUR	281	334
SES SA, 5.30%, 04/04/43 (a)	615	591
Staples Inc., 2.75%, 01/12/18 (d)	3,000	3,013
Tenneco Inc., 5.00%, 07/15/26	692	702
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	532
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	542	545
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,025	1,061
		16,963
CONSUMER STAPLES - 3.4%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	1,142	1,159
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	452	383
HJ Heinz Co.
3.95%, 07/15/25 (a)	464	505
5.00%, 07/15/35 (a)	439	504
5.20%, 07/15/45 (a)	452	536
JBS Investments GmbH, 7.25%, 04/03/24 (a)	720	741
Kraft Heinz Foods Co., 4.38%, 06/01/46 (a)	559	592
Reynolds American Inc., 4.45%, 06/12/25	813	908
Reynolds Group Issuer Inc., 5.75%, 10/15/20	350	362
Tyson Foods Inc.
4.88%, 08/15/34	155	173
5.15%, 08/15/44	256	295
		6,158
ENERGY - 8.4%
California Resources Corp., 8.00%, 12/15/22 (a)	425	302
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (a)	1,349	1,514
Chaparral Energy Inc., 0.00%, 09/01/21 (e) (n)	1,250	747
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)	270	230
Chevron Corp., 2.95%, 05/16/26	390	403
CITGO Holding Inc., 10.75%, 02/15/20 (a)	735	739
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	377
4.50%, 06/01/25	219	236
5.80%, 06/01/45	274	316
Concho Resources Inc., 5.50%, 04/01/23	277	278
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	976	703
Denbury Resources Inc., 5.50%, 05/01/22	200	135
Devon Energy Corp., 5.85%, 12/15/25	375	414
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	500	356
Energy Transfer Partners LP
4.90%, 03/15/35	375	331
5.15%, 03/15/45	267	243
6.13%, 12/15/45	375	389
EnLink Midstream Partners LP, 4.15%, 06/01/25	486	448
EnQuest Plc, 7.00%, 04/15/22 (a)	884	547
Enterprise Products Operating LLC
3.70%, 02/15/26	271	284
4.95%, 10/15/54	472	477
EP Energy LLC, 6.38%, 06/15/23	200	120
Halcon Resources Corp., 12.00%, 02/15/22 (f) (g)	446	408

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Ithaca Energy Inc., 8.13%, 07/01/19 (f) (g)	579	512
Petrobras Global Finance BV
2.77%, 01/15/19 (b)	150	136
4.38%, 05/20/23	316	257
Regency Energy Partners LP
5.88%, 03/01/22	546	580
5.00%, 10/01/22	567	582
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (a)	659	658
Shell International Finance BV, 4.00%, 05/10/46	800	817
SM Energy Co., 6.13%, 11/15/22	784	720
Spectra Energy Partners LP, 4.50%, 03/15/45	540	549
Tesoro Logistics LP
6.13%, 10/15/21	100	103
6.38%, 05/01/24	124	130
		15,041
FINANCIALS - 19.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	517	536
4.50%, 05/15/21	180	184
3.95%, 02/01/22	477	477
Ally Financial Inc., 5.75%, 11/20/25	1,050	1,053
American Tower Corp., 3.30%, 02/15/21	511	533
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	630	674
4.70%, 02/01/36	788	887
4.90%, 02/01/46	654	766
Bank of America Corp.
6.30% (callable at 100 beginning 03/10/26) (h)	873	924
6.50% (callable at 100 beginning 10/23/24) (h)	561	597
4.20%, 08/26/24	979	1,012
3.95%, 04/21/25	315	320
Barclays Bank Plc, 7.75%, 04/10/23 (b)	800	826
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (h) (i), EUR	850	879
8.25% (callable at 100 beginning 12/15/18) (h) (i)	450	440
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/30/21) (a) (h)	882	882
Cemex Finance LLC
9.38%, 10/12/22 (a)	400	440
6.00%, 04/01/24 (a)	447	434
Citigroup Inc.
6.13% (callable at 100 beginning 11/15/20) (h)	475	482
6.25% (callable at 100 beginning 08/15/26) (h)	886	913
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (a) (h)	919	913
Credit Suisse AG, 6.50%, 08/08/23 (a)	1,531	1,601
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (h)	1,059	1,064
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	421	431
5.45%, 06/15/23 (a)	369	383
6.02%, 06/15/26 (a)	512	531
8.35%, 07/15/46 (a)	405	436
Discover Financial Services, 3.95%, 11/06/24	500	513
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	500	540
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (h)	950	939
5.15%, 05/22/45	797	831
Hospitality Properties Trust, 4.50%, 03/15/25	651	655
HSBC Holdings Plc
6.87% (callable at 100 beginning 06/01/21) (h) (i)	1,263	1,257
5.25%, 03/14/44	350	369
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	800	735
Janus Capital Group Inc., 4.88%, 08/01/25	477	516
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (h)	1,350	1,345
Morgan Stanley
4.10%, 05/22/23	1,199	1,247
4.00%, 07/23/25	349	374
4.35%, 09/08/26	188	197
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	825	808
Prudential Financial Inc., 5.87%, 09/15/42 (b)	796	861
Reynolds Group Issuer Inc., 4.14%, 07/15/21 (a) (b)	483	484
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (h) (i)	1,174	1,080
6.13%, 12/15/22	255	267
6.10%, 06/10/23	672	687
5.13%, 05/28/24	200	195
Santander UK Plc, 5.00%, 11/07/23 (a)	414	425
Stena AB, 7.00%, 02/01/24 (a)	532	419
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (h)	660	704
4.10%, 06/03/26	300	321
4.30%, 07/22/27	154	166
4.90%, 11/17/45	89	97
		34,650
HEALTH CARE - 6.0%
AbbVie Inc.
3.20%, 05/14/26	447	452
4.70%, 05/14/45	205	217
Actavis Funding SCS
3.85%, 06/15/24	440	460
4.75%, 03/15/45	645	675
Capsugel SA, 7.00%, 05/15/19 (a) (c)	1,154	1,157
Centene Corp., 4.75%, 05/15/22	375	383
Centene Escrow Corp., 6.13%, 02/15/24 (a)	401	426
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	280	239
DJO Finco LLC, 8.13%, 06/15/21 (a)	241	208
Express Scripts Holding Co., 4.80%, 07/15/46	359	359
Gilead Sciences Inc., 4.80%, 04/01/44	814	920
HCA Inc.
3.75%, 03/15/19	368	381
4.25%, 10/15/19	1,603	1,671
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	200	207
4.38%, 03/15/26	200	208
Tenet Healthcare Corp.
5.00%, 03/01/19	350	339
4.15%, 06/15/20 (b)	543	536
8.13%, 04/01/22	536	549
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (a)	759	613
WellCare Health Plans Inc., 5.75%, 11/15/20	667	689
		10,689
INDUSTRIALS - 4.6%
Aircastle Ltd.
4.63%, 12/15/18	539	555

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.00%, 04/01/23	145	147
Bombardier Inc.
5.50%, 09/15/18 (a)	176	174
4.75%, 04/15/19 (a)	396	378
7.50%, 03/15/25 (a)	693	599
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (a)	887	883
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (h)	3,225	3,427
International Lease Finance Corp., 6.25%, 05/15/19	1,300	1,401
Masco Corp., 3.50%, 04/01/21	727	742
		8,306
INFORMATION TECHNOLOGY - 2.5%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (c)	386	391
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	498	506
CDK Global Inc., 3.30%, 10/15/19	503	504
Micron Technology Inc., 7.50%, 09/15/23 (a)	247	264
NXP BV
4.13%, 06/01/21 (a)	265	269
4.63%, 06/01/23 (a)	200	203
Oracle Corp.
2.40%, 09/15/23	600	603
3.85%, 07/15/36	650	652
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	648	355
Visa Inc., 4.30%, 12/14/45	719	830
		4,577
MATERIALS - 3.9%
Anglo American Plc, 3.63%, 05/14/20 (a)	605	581
Ardagh Packaging Finance Plc, 3.65%, 12/15/19 (a) (b)	1,750	1,756
Barrick Gold Corp., 4.10%, 05/01/23	150	159
Cemex SAB de CV, 7.25%, 01/15/21 (a)	194	205
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	177
6.88%, 04/01/22 (a)	500	475
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	151	132
Freeport-McMoRan Inc.
4.55%, 11/14/24	542	474
5.40%, 11/14/34	1,611	1,281
Hexion US Finance Corp., 6.63%, 04/15/20	500	418
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	333	374
Methanex Corp., 5.65%, 12/01/44	496	412
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	120	121
Samarco Mineracao SA, 5.38%, 09/26/24 (a)	240	92
Sealed Air Corp., 4.88%, 12/01/22 (a)	337	347
		7,004
TELECOMMUNICATION SERVICES - 2.0%
Frontier Communications Corp., 10.50%, 09/15/22	138	146
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	203	190
Sprint Corp., 7.13%, 06/15/24	665	526
T-Mobile USA Inc., 6.50%, 01/15/26	154	163
Verizon Communications Inc.
4.27%, 01/15/36	999	1,021
5.01%, 08/21/54	818	869
4.67%, 03/15/55	102	103
Wind Acquisition Finance SA, 3.75%, 07/15/20 (a) (b), EUR	500	538
		3,556
UTILITIES - 3.3%
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (h)	300	286
Enel SpA, 8.75%, 09/24/73 (f) (g)	876	997
Exelon Corp.
3.95%, 06/15/25	368	393
5.10%, 06/15/45	513	590
FirstEnergy Corp.
4.25%, 03/15/23 (d)	616	636
7.38%, 11/15/31	525	652
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	747	814
GenOn Energy Inc., 9.50%, 10/15/18	1,025	815
Oglethorpe Power Corp., 4.55%, 06/01/44	250	265
Talen Energy Corp., 6.50%, 06/01/25	213	177
Wisconsin Energy Corp., 3.55%, 06/15/25	256	275
		5,900
Total Corporate Bonds and Notes (cost $114,197)		112,844

VARIABLE RATE SENIOR LOAN INTERESTS - 26.5% (b)
CONSUMER DISCRETIONARY - 10.0%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,237	1,235
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	861	833
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	71	70
ARAMARK Services Inc. Term Loan E, 3.25%, 09/21/19	561	561
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	941	881
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	311	310
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	187	187
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	938	937
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (j)	1,120	1,030
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	1,045	1,037
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	99	96
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	388	376
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,167	1,167
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	900	877
Marina District Finance Co. Inc. Term Loan B, 6.50%, 08/15/18	523	522
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	500	499
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	388	388
MGOC Inc. Term Loan B, 4.00%, 07/31/20	1,205	1,203
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	1,165	1,156
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	400	396
Outfront Media Capital LLC Term Loan B, 3.00%, 01/16/21	533	531
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	585	582

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	831	819
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	1,377	1,368
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	500	497
Yonkers Racing Corp. 1st Lien Term Loan, 4.25%, 08/19/19	411	399
		17,957
CONSUMER STAPLES - 1.7%
Albertsons LLC Term Loan B-6, 4.75%, 05/23/23	524	522
Dole Food Co. Inc. Term Loan B, 4.50%, 10/25/18	855	851
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	647	647
NBTY INC. Term Loan B, 5.00%, 05/05/23	180	178
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.25%, 04/29/20	571	570
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	287	288
		3,056
ENERGY - 3.0%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (e) (g) (n)	977	448
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	674	678
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	500	195
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	200	119
EFS Cogen Holdings I LLC Term Loan B, 3.75%, 06/30/23 (j)	290	291
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	1,658	1,654
Fieldwood Energy LLC 1st Lien Term Loan
3.88%, 09/28/18	667	573
8.00%, 08/31/20	54	44
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (g)	200	55
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	900	785
Samson Investment Co. 2nd Lien Term Loan, 0.00%, 09/25/18 (e) (g) (j) (n)	1,550	124
Seventy Seven Operating LLC Term Loan B, 0.00%, 06/18/21 (e) (g) (n)	491	420
		5,386
FINANCIALS - 0.9%
EP Energy LLC Term Loan B-3, 3.50%, 05/24/18	359	312
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	768	765
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	598	536
		1,613
HEALTH CARE - 1.5%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	106	105
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	990	987
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	929	930
Valeant Pharmaceuticals International Inc. Term Loan B, 5.00%, 03/13/22	764	743
		2,765
INDUSTRIALS - 2.0%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20 (j)	600	552
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,296	1,294
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	489	490
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	882	870
TransDigm Inc. Term Loan E, 3.75%, 05/13/22	343	337
		3,543
INFORMATION TECHNOLOGY - 1.6%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,197	1,197
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	660	584
NXP BV Term Loan B, 3.75%, 10/30/20	107	107
Western Digital Corp. Term Loan B, 6.25%, 03/29/23	927	930
		2,818
MATERIALS - 3.8%
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	1,054	1,046
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	991	946
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	319	320
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	750	738
MacDermid Inc. Term Loan B-2, 5.50%, 06/07/20	353	347
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	499	492
PQ Corp. Term Loan, 6.00%, 10/15/22	120	120
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	985	972
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	1,858	1,808
		6,789
TELECOMMUNICATION SERVICES - 0.9%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	850	850
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	810	813
		1,663
UTILITIES - 1.1%
Dynegy Inc. Incremental Term Loan C, 0.00%, 06/15/23 (k)	1,500	1,473
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 11/07/16	564	562
		2,035
Total Variable Rate Senior Loan Interests (cost $50,266)		47,625

PREFERRED STOCKS - 0.7%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	19	472

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 0.4%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (h)	29	778
Total Preferred Stocks (cost $1,246)		1,250
INVESTMENT COMPANIES - 0.2%
Kayne Anderson MLP Investment Co.	8	158
PIMCO Dynamic Credit Income Fund	11	208
Total Investment Companies (cost $504)		366

SHORT TERM INVESTMENTS - 1.7%
Investment Company - 1.7%
JNL Money Market Fund, 0.26% (l) (m)	3,092	3,092
Total Short Term Investments (cost $3,092)		3,092

Total Investments - 93.9% (cost $172,835)		168,761
Other Assets and Liabilities, Net - 6.1%		10,932
Total Net Assets - 100.0%		$179,693

Portfolio Composition:	Percentage of Total Investments
Financials	21.9%
Consumer Discretionary	20.7
Energy	12.4
Materials	8.2
Health Care	8.0
Industrials	7.0
Consumer Staples	5.5
Utilities	4.7
Information Technology	4.4
Telecommunication Services	3.1
Non-U.S. Government Agency ABS	2.1
Investment Companies	0.2
Short Term Investments	1.8
Total Investments	100.0%

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of March 31, 2016, the aggregate value of these liquid securities was $42,219 which represented 23.5% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(c)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Security is in default relating to principal and interest.
(f)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(g)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(h)	Perpetual security.
(i)	Convertible security.
(j)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Financial Statements.

(k)	This variable rate senior loan will settle after June 30, 2016, at which time the interest rate will be determined.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(n)	Non-income producing security.

JNL/T. Rowe Price Capital Appreciation Fund

	Shares/Par †	Value
COMMON STOCKS - 57.9%
CONSUMER DISCRETIONARY - 7.0%
Amazon.com Inc. (a)	20	$14,026
AutoZone Inc. (a) (b)	22	17,385
Comcast Corp. - Class A (b)	168	10,971
Compass Group Plc	73	1,390
Hilton Worldwide Holdings Inc.	111	2,509
Johnson Controls Inc.	206	9,118
Liberty Global Plc - Class C (a)	18	569
Liberty Global Plc - Class C (a)	320	9,163
Lowe’s Cos. Inc. (b)	97	7,679
O’Reilly Automotive Inc. (a)	4	1,003
		73,813
CONSUMER STAPLES - 4.7%
Altria Group Inc. (b)	74	5,068
CVS Health Corp. (b)	72	6,922
Mondelez International Inc. - Class A	291	13,250
PepsiCo Inc. (b)	80	8,476
Philip Morris International Inc. (b)	142	14,424
SABMiller Plc	27	1,603
		49,743
ENERGY - 0.6%
Canadian Natural Resources Ltd. (c)	203	6,265
FINANCIALS - 11.6%
Affiliated Managers Group Inc. (a)	40	5,700
American Tower Corp. (b)	84	9,520
Bank of New York Mellon Corp. (b)	564	21,911
BlackRock Inc.	21	7,022
Julius Baer Group Ltd.	77	3,119
Marsh & McLennan Cos. Inc.	757	51,824
State Street Corp.	69	3,737
Willis Towers Watson Plc	155	19,293
		122,126
HEALTH CARE - 14.1%
Abbott Laboratories	505	19,836
Aetna Inc.	132	16,097
Allergan Plc (a) (b)	9	2,033
Becton Dickinson & Co.	115	19,574
Biogen Inc. (a)	13	3,051
Humana Inc.	28	4,950
PerkinElmer Inc.	212	11,097
Pfizer Inc. (b)	368	12,960
Thermo Fisher Scientific Inc. (b)	211	31,118
UnitedHealth Group Inc. (b)	95	13,442
Zoetis Inc. - Class A (b)	323	15,311
		149,469
INDUSTRIALS - 9.0%
AMETEK Inc.	55	2,547
Boeing Co. (b)	32	4,130
Capita Group Plc	337	4,340
Danaher Corp. (b)	367	37,083
IDEX Corp.	32	2,603
IHS Inc. - Class A (a)	45	5,251
Pentair Plc	176	10,285
Roper Industries Inc.	41	7,010
Sensata Technologies Holding NV (a)	124	4,313
Tyco International Plc	421	17,926
		95,488

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 8.0%
Alphabet Inc. - Class A (a) (b)	4	2,533
Alphabet Inc. - Class C (a) (b)	17	12,046
Apple Inc. (b)	105	10,048
Fiserv Inc. (a)	146	15,885
FleetCor Technologies Inc. (a)	41	5,829
Microsoft Corp. (b)	480	24,567
Texas Instruments Inc. (b)	42	2,656
Visa Inc. - Class A (b)	150	11,140
		84,704
MATERIALS - 0.6%
LyondellBasell Industries NV - Class A (b)	86	6,400

TELECOMMUNICATION SERVICES - 0.7%
SBA Communications Corp. (a)	64	6,927

UTILITIES - 1.6%
PG&E Corp.	257	16,402
Xcel Energy Inc.	13	564
		16,966
Total Common Stocks (cost $572,315)		611,901

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
American Tower Corp., 5.50%, 02/15/18	54	6,067
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (c) (d)	4	107
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (d)	10	268
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (c) (d)	28	781
Wells Fargo & Co., 6.38% - Series L (d) (e)	2	2,274
Total Preferred Stocks (cost $8,729)		9,497

TRUST PREFERREDS - 0.5%
UTILITIES - 0.5%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (d)	82	2,163
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (d)	—	7
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (c) (d)	8	241
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (c) (d)	78	2,160
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (c) (d)	25	713
Total Trust Preferreds (cost $4,946)		5,284

INVESTMENT COMPANIES - 0.1%
T. Rowe Price Institutional Floating Rate Fund (f)	108	1,069
Total Investment Companies (cost $1,109)		1,069

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	$17	18
DB Master Finance LLC, 3.26%, 02/20/19 (h)	94	95
Taco Bell Funding LLC, 3.83%, 05/26/20 (h)	915	926
Wendys Funding LLC, 3.37%, 06/15/45 (h)	199	200
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,224)		1,239

CORPORATE BONDS AND NOTES - 19.7%
CONSUMER DISCRETIONARY - 3.5%
Amazon.com Inc., 2.60%, 12/05/19	2,965	3,093
AutoZone Inc.
1.63%, 04/21/19	120	121
2.50%, 04/15/21	590	601
CCO Holdings LLC, 6.63%, 01/31/22	2,600	2,743
Cedar Fair LP, 5.25%, 03/15/21 (c)	1,414	1,449
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (h)	1,125	1,138
Charter Communications Operating LLC, 3.58%, 07/23/20 (h)	675	706
DISH DBS Corp., 4.63%, 07/15/17	1,200	1,221
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	1,750	1,811
L Brands Inc.
6.90%, 07/15/17	1,691	1,793
8.50%, 06/15/19	1,555	1,804
6.63%, 04/01/21	2,670	3,004
Lamar Media Corp., 5.88%, 02/01/22	450	468
Levi Strauss & Co., 6.88%, 05/01/22	1,125	1,194
Limited Brands Inc., 7.00%, 05/01/20	925	1,045
McDonald’s Corp., 2.10%, 12/07/18	85	87
Sirius XM Radio Inc.
5.88%, 10/01/20 (h)	125	129
5.75%, 08/01/21 (h)	900	935
Six Flags Entertainment Corp., 5.25%, 01/15/21 (h)	3,575	3,687
Suburban Propane Partners LP, 7.38%, 08/01/21	750	780
Tesla Motors Inc., 1.25%, 03/01/21 (e)	723	594
Time Warner Cable Inc., 5.85%, 05/01/17 (c)	855	885
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (c) (h)	1,700	1,708
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (h)	2,350	2,409
UPC Holding BV, 6.38%, 09/15/22 (h), EUR	1,275	1,496
Yum! Brands Inc.
3.88%, 11/01/20	800	813
3.75%, 11/01/21 (c)	1,601	1,569
		37,283
CONSUMER STAPLES - 0.6%
B&G Foods Inc., 4.63%, 06/01/21	25	25
Kroger Co., 2.00%, 01/15/19	320	325
PepsiCo Inc., 1.25%, 04/30/18	370	372
Reynolds Group Holdings Inc., 6.88%, 02/15/21	400	412
Reynolds Group Issuer Inc., 5.75%, 10/15/20	801	827
Rite Aid Corp.
9.25%, 03/15/20	1,480	1,562
6.75%, 06/15/21	1,780	1,874
TreeHouse Foods Inc., 6.00%, 02/15/24 (h)	200	213
Walgreens Boots Alliance Inc., 1.75%, 05/30/18	715	721
		6,331
ENERGY - 3.0%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	50
Chevron Corp., 1.37%, 03/02/18	1,450	1,458
Concho Resources Inc.
7.00%, 01/15/21	4,475	4,598
6.50%, 01/15/22	1,625	1,664
5.50%, 10/01/22	875	879
5.50%, 04/01/23	3,425	3,434
Diamondback Energy Inc., 7.63%, 10/01/21 (c)	1,100	1,162

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
EQT Corp.
8.13%, 06/01/19	180	198
4.88%, 11/15/21	1,600	1,702
Matador Resources Co., 6.88%, 04/15/23	725	740
MPLX LP
5.50%, 02/15/23 (h)	1,300	1,321
4.50%, 07/15/23 (h)	4,950	4,800
4.88%, 12/01/24 (h)	1,000	975
Range Resources Corp.
5.75%, 06/01/21	1,650	1,613
5.00%, 08/15/22	904	852
5.00%, 03/15/23 (c)	1,769	1,658
4.88%, 05/15/25 (c)	875	833
Targa Resources Partners LP
4.13%, 11/15/19	575	569
6.88%, 02/01/21	1,800	1,831
5.25%, 05/01/23	775	732
4.25%, 11/15/23	1,000	897
		31,966
FINANCIALS - 4.6%
American Honda Finance Corp., 0.95%, 05/05/17 (c)	425	425
American Tower Corp., 3.30%, 02/15/21	800	835
AmeriGas Finance LLC, 7.00%, 05/20/22	1,505	1,589
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19 (c)	630	641
1.90%, 02/01/21 (c) (i)	850	876
2.65%, 02/01/21 (c)	385	399
Bank of New York Mellon Corp., 4.95%, (callable at 100 beginning 06/20/20) (c) (d)	3,075	3,086
Caterpillar Financial Services Corp.
1.25%, 11/06/17 (c)	1,140	1,144
2.25%, 12/01/19	360	371
CBRE Services Inc., 5.00%, 03/15/23	225	233
CNH Capital LLC
6.25%, 11/01/16	1,800	1,822
3.25%, 02/01/17	1,075	1,082
3.63%, 04/15/18	2,200	2,200
Crown Castle International Corp.
4.88%, 04/15/22	1,475	1,620
5.25%, 01/15/23	3,475	3,900
Ford Motor Credit Co. LLC
4.25%, 02/03/17	200	203
1.27%, 03/27/17 (i)	3,000	3,001
1.46%, 03/27/17 (c)	2,245	2,249
6.63%, 08/15/17	900	950
1.18%, 09/08/17 (c) (i)	1,100	1,097
1.25%, 12/06/17 (i)	1,625	1,616
1.72%, 12/06/17 (c)	650	651
2.15%, 01/09/18	850	857
5.00%, 05/15/18 (c)	550	583
2.38%, 03/12/19 (c)	1,700	1,724
2.60%, 11/04/19	1,575	1,611
HUB International Ltd.
9.25%, 02/15/21 (h)	550	575
7.88%, 10/01/21 (h)	3,445	3,307
Iron Mountain Inc.
6.00%, 10/01/20 (h)	2,175	2,295
4.38%, 06/01/21 (c) (h)	400	405
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (c) (d)	3,605	3,591
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20 (c)	440	449
3.30%, 03/14/23	180	188
National Rural Utilities Cooperative Finance Corp., 0.95%, 04/24/17	60	60
Shell International Finance BV, 1.08%, 05/11/20 (c) (i)	465	459
State Street Corp., 5.25%, (callable at 100 beginning 09/15/20) (d)	1,275	1,310
Trinity Acquisition Plc, 4.40%, 03/15/26	630	658
		48,062
HEALTH CARE - 2.6%
Becton Dickinson and Co.
1.80%, 12/15/17	1,340	1,351
2.68%, 12/15/19 (c)	980	1,008
Centene Corp., 5.75%, 06/01/17	700	714
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	5,300	5,545
Eli Lilly & Co., 1.25%, 03/01/18	745	750
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (h)	2,393	2,595
5.88%, 01/31/22 (h)	1,175	1,288
Fresenius Medical Care US Finance Inc., 5.75%, 02/15/21 (h)	250	277
HCA Inc.
8.00%, 10/01/18	2,745	3,061
3.75%, 03/15/19 (c)	450	466
4.25%, 10/15/19	275	287
6.50%, 02/15/20	2,950	3,271
Johnson & Johnson, 1.13%, 11/21/17 (c)	695	699
Medtronic Inc.
1.50%, 03/15/18	1,555	1,569
2.50%, 03/15/20	985	1,022
Pfizer Inc., 1.20%, 06/01/18 (c)	2,250	2,261
Teleflex Inc., 4.88%, 06/01/26	275	277
UnitedHealth Group Inc., 1.40%, 12/15/17 (c)	265	266
WellCare Health Plans Inc., 5.75%, 11/15/20	675	697
		27,404
INDUSTRIALS - 0.2%
Amphenol Corp., 1.55%, 09/15/17	375	375
Case New Holland Inc., 7.88%, 12/01/17	25	27
CNH Industrial Capital LLC, 3.88%, 07/16/18	175	176
Fortive Corp., 1.80%, 06/15/19 (h)	105	106
IHS Inc., 5.00%, 11/01/22	1,490	1,538
Manitowoc Foodservice Inc., 9.50%, 02/15/24 (h)	150	167
Moog Inc., 5.25%, 12/01/22 (h)	25	25
		2,414
INFORMATION TECHNOLOGY - 1.5%
Fiserv Inc., 2.70%, 06/01/20	1,725	1,786
Harris Corp., 2.00%, 04/27/18	570	573
IMS Health Inc., 6.00%, 11/01/20 (c) (h)	100	102
NXP BV
3.50%, 09/15/16 (c) (h)	200	200
3.75%, 06/01/18 (h)	6,225	6,349
5.75%, 02/15/21 (h)	2,000	2,078
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	935	951
Visa Inc., 1.20%, 12/14/17	3,390	3,411
		15,450
MATERIALS - 0.1%
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (h)	600	601
Cytec Industries Inc., 3.95%, 05/01/25	155	155
Ecolab Inc., 2.00%, 01/14/19 (c)	535	542
		1,298
TELECOMMUNICATION SERVICES - 3.2%
Lynx I Corp.
5.38%, 04/15/21 (h)	3,488	3,575

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.00%, 04/15/21 (h), GBP	113	154
MetroPCS Wireless Inc., 6.63%, 11/15/20	1,350	1,392
SBA Communications Corp.
5.63%, 10/01/19	1,650	1,704
4.88%, 07/15/22 (c)	720	715
SBA Telecommunications Inc., 5.75%, 07/15/20	3,725	3,837
T-Mobile USA Inc.
5.25%, 09/01/18	200	204
6.54%, 04/28/20	4,200	4,331
Telesat Canada Inc., 6.00%, 05/15/17 (h)	2,560	2,555
UPCB Finance V Ltd., 7.25%, 11/15/21 (h)	5,400	5,629
UPCB Finance VI Ltd., 6.88%, 01/15/22 (h)	7,830	8,143
Virgin Media Finance Plc, 6.00%, 10/15/24 (h)	375	368
Virgin Media Secured Finance Plc, 5.25%, 01/15/26 (h)	1,000	969
		33,576
UTILITIES - 0.4%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	605	621
CMS Energy Corp.
6.55%, 07/17/17	410	432
8.75%, 06/15/19	50	60
Dominion Resources Inc., 2.96%, 07/01/19 (j)	170	173
Southern California Gas Co., 3.20%, 06/15/25	825	886
Southern Co.
1.55%, 07/01/18 (c)	1,180	1,188
1.85%, 07/01/19	620	628
Virginia Electric & Power Co., 3.15%, 01/15/26 (c)	345	364
		4,352
Total Corporate Bonds and Notes (cost $206,249)		208,136

VARIABLE RATE SENIOR LOAN INTERESTS - 3.8% (i)
CONSUMER DISCRETIONARY - 1.2%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	1,245	1,235
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	595	592
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,489	1,489
Kasima LLC Term Loan B, 3.25%, 05/17/21	359	358
UPC Financing Partnership Term Loan AH, 3.34%, 06/30/21	5,925	5,774
Yum! Brands Inc. 1st Lien Term Loan B, 2.75%, 05/23/23	3,400	3,400
		12,848
CONSUMER STAPLES - 0.4%
Charger OpCo BV Term Loan B-1, 4.25%, 05/09/21	2,246	2,250
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.25%, 04/29/20	944	942
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	1,100	1,099
		4,291
FINANCIALS - 0.6%
Hub International Ltd. Term Loan B, 4.25%, 09/16/20	6,557	6,431

HEALTH CARE - 0.3%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,574	2,577

INDUSTRIALS - 0.1%
Manitowoc Foodservice Inc. Term Loan B, 5.75%, 01/26/23	1,315	1,323

INFORMATION TECHNOLOGY - 0.4%
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	1,800	1,807
Kronos Inc. Incremental Term Loan, 4.50%, 10/31/19	1,833	1,826
NXP BV Term Loan B, 3.75%, 10/30/20	720	721
		4,354
TELECOMMUNICATION SERVICES - 0.8%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	7,450	6,774
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	1,587	1,577
		8,351
UTILITIES - 0.0%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan, 3.75%, 11/07/16	28	28
Total Variable Rate Senior Loan Interests (cost $40,716)		40,203

SHORT TERM INVESTMENTS - 16.8%
Investment Companies - 15.2%
JNL Money Market Fund, 0.26% (f) (g)	4,516	4,516
T. Rowe Price Reserves Investment Fund, 0.32% (f) (g)	155,918	155,918
		160,434
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (g)	16,438	16,438
Total Short Term Investments (cost $176,872)		176,872

Total Investments - 99.8% (cost $1,012,160)		1,054,201
Other Assets and Liabilities, Net - 0.2%		2,358
Total Net Assets - 100.0%		$1,056,559

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	17.7%
Health Care	17.0
Consumer Discretionary	11.8
Information Technology	9.9
Industrials	9.4
Consumer Staples	5.7
Telecommunication Services	4.7
Energy	3.6
Utilities	2.5
Materials	0.7
Non-U.S. Government Agency ABS	0.1
Short Term Investments	16.9
Total Investments	100.0%

(a)	Non-income producing security.
(b)	All or a portion of the security is subject to a written call option.
(c)	All or a portion of the security was on loan.
(d)	Perpetual security.
(e)	Convertible security.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(h)

The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of June 30, 2016, the aggregate value of these liquid securities was $62,500 which represented 5.9% of net assets.

(i)	Variable rate securities. Rate stated was in effect as of June 30, 2016.
(j)

Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2016.

See accompanying Notes to Financial Statements.

Currency Abbreviations:

AED - United Arab Emirates Dirham	IDR – Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	INR - Indian Rupee	RON - Romanian New Leu
BRL - Brazilian Real	ISK - Icelandic Krona - Onshore	RSD - Serbian Dinar
CAD - Canadian Dollar	ISO - Icelandic Krona - Offshore	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japanese Yen	SAR - Saudi Riyal
CLP - Chilean Peso	KRW - Korean Won	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	LBP - Lebanese Pound	SGD - Singapore Dollar
CNY - Chinese Yuan	LKR - Sri Lankan Rupee	THB - Thai Baht
DOP - Dominican Peso	MXN - Mexican Peso	TRY - New Turkish Lira
EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TWD - Taiwan Dollar
GEL - Georgian Lari	NOK - Norwegian Krone	USD - United States Dollar
GBP - British Pound	NZD - New Zealand Dollar	ZAR - South African Rand
HKD - Hong Kong Dollar	OMR - Omani Rial
HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol

Abbreviations:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-BTP - debt instrument issued by the Republic of Italy

with a term of 2 to 11 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage-Backed Security

MCDX.NA - Municipal Credit Defualt Swap Index - North American

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

OJSC - Open Joint-Stock Company

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

ULSD - Ultra Low Sulfur Diesel

Counterparty Abbreviations:

ANZ - Australia and New Zealand Banking Group Ltd.	GSI - Goldman Sachs International
APS - Amherst Pierpont Securities LLC	HSBC - HSBC Securities, Inc.
BBH - Brown Brothers Harriman & Co.	JPM - JPMorgan Chase Bank N.A.
BBP - Barclays Bank Plc	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	MSS - Morgan Stanley Capital Services Inc.
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSB - Goldman Sachs Bank	UBS - UBS Securities LLC
GSC - Goldman Sachs & Co.

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

“-”  Amount rounds to less than one thousand.

‡   A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2016.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)         (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)         The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.